                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number   811-8236

                                 Northern Funds
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                                 Northern Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
              -----------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-2790

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Attached.

                                                                    EQUITY FUNDS

TABLE OF CONTENTS

2     STATEMENTS OF ASSETS AND LIABILITIES

4     STATEMENTS OF OPERATIONS

6     STATEMENTS OF CHANGES IN NET ASSETS

8     FINANCIAL HIGHLIGHTS

      SCHEDULES OF INVESTMENTS

      20   GROWTH EQUITY FUND

      22   GROWTH OPPORTUNITIES FUND

      25   INCOME EQUITY FUND

      29   INTERNATIONAL GROWTH EQUITY FUND

      31   LARGE CAP VALUE FUND

      33   MID CAP GROWTH FUND

      35   SELECT EQUITY FUND

      37   SMALL CAP GROWTH FUND

      40   SMALL CAP INDEX FUND

      66   SMALL CAP VALUE FUND

      77   STOCK INDEX FUND

      85   TECHNOLOGY FUND

87    NOTES TO THE FINANCIAL STATEMENTS

                                NOT FDIC INSURED

                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in fund management strategies from those currently expected to be employed.

A description of Northern Funds' Proxy Voting Policies and Procedures is avail-able upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/595-9111.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                               NORTHERN FUNDS SEMIANNUAL REPORT  1  EQUITY FUNDS

EQUITY FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES

                                                                    GROWTH                   INTERNATIONAL
AMOUNTS IN THOUSANDS,                                 GROWTH     OPPORTUNITIES    INCOME        GROWTH       LARGE CAP
EXCEPT PER SHARE DATA                               EQUITY FUND      FUND       EQUITY FUND   EQUITY FUND   VALUE FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                 $591,195       $11,809      $268,676       $249,784     $616,002
Investments, at fair value                           $641,443       $14,779      $282,904       $296,152     $656,687
Cash                                                        1             -             1              6            1
Foreign currencies, at fair value (cost $1,145)             -             -             -          1,136            -
Interest income receivable                                  -             -         1,355              1            1
Dividend income receivable                                360             4            29            729        1,080
Receivable for foreign tax withheld                         -             -             -            300            -
Receivable for securities sold                          7,374           697         2,218              -        9,945
Receivable for fund shares sold                            15             1           132              -           27
Receivable from investment adviser                         16             2             7              7            4
Prepaid and other assets                                    7             7             6              4            8
Total Assets                                          649,216        15,490       286,652        298,335      667,753
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                              -             3             -              -            -
Payable for securities purchased                            -           377             -              -        7,722
Payable for variation margin on futures contracts           -             -             -            127            -
Payable for fund shares redeemed                           81             6            29              6            2
Payable to affiliates:
   Investment advisory fees                                91             3            40             49           92
   Administration fees                                     16             1             7              7           17
   Custody and accounting fees                              8             -             -             29            -
   Transfer agent fees                                     11             -             5              5           11
Accrued registration fees and other liabilities            41            10            14             23           15
Total Liabilities                                         248           400            95            246        7,859
----------------------------------------------------------------------------------------------------------------------
Net Assets                                           $648,968       $15,090      $286,557       $298,089     $659,894
----------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                        $696,821       $42,181      $279,092       $472,043     $653,547
Undistributed net investment income (loss)                 49           (94)          263          2,738        5,882
Accumulated undistributed net realized loss           (98,150)      (29,967)       (7,026)      (222,427)     (40,220)
Net unrealized appreciation                            50,248         2,970        14,228         45,735       40,685
Net Assets                                           $648,968       $15,090      $286,557       $298,089     $659,894
----------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
   AUTHORIZATION)                                      48,403         2,623        26,102         38,727       61,345

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
   PER SHARE                                           $13.41         $5.75        $10.98          $7.70       $10.76

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  2  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

AMOUNTS IN THOUSANDS,                                 MID CAP      SELECT      SMALL CAP    SMALL CAP
EXCEPT PER SHARE DATA                               GROWTH FUND  EQUITY FUND  GROWTH FUND  INDEX FUND
-----------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                 $273,535     $407,392     $120,579     $251,203
Investments, at fair value                           $300,308     $453,320     $153,699     $270,018
Cash                                                       60            1            -            1
Foreign currencies, at fair value (cost $1,145)             -            -            -            -
Interest income receivable                                  -            -            -            -
Dividend income receivable                                 35          204           14          242
Receivable for foreign tax withheld                         -            -            -            -
Receivable for securities sold                              -            -       10,467            -
Receivable for fund shares sold                            13           21            4            -
Receivable from investment adviser                          8           17            2           14
Prepaid and other assets                                    4            9            6            3
Total Assets                                          300,428      453,572      164,192      270,278
-----------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                              -            -            -            -
Payable for securities purchased                          367            -          195            -
Payable for variation margin on futures contracts           -            -            -           68
Payable for fund shares redeemed                            -           98            6            -
Payable to affiliates:
   Investment advisory fees                                43           64           27           22
   Administration fees                                      8           11            4            7
   Custody and accounting fees                              -            -            5           38
   Transfer agent fees                                      5            8            3            4
Accrued registration fees and other liabilities            22          994            9           12
Total Liabilities                                         445        1,175          249          151
-----------------------------------------------------------------------------------------------------
Net Assets                                           $299,983     $452,397     $163,943     $270,127
-----------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                        $475,954     $606,970     $363,270     $294,003
Undistributed net investment income (loss)               (814)        (608)        (772)       1,387
Accumulated undistributed net realized loss          (201,930)    (199,893)    (231,675)     (43,967)
Net unrealized appreciation                            26,773       45,928       33,120       18,704
Net Assets                                           $299,983     $452,397     $163,943     $270,127
-----------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
   AUTHORIZATION)                                      27,722       27,962       18,890       35,048

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
   PER SHARE                                           $10.82       $16.18        $8.68        $7.71

AMOUNTS IN THOUSANDS,                                SMALL CAP     STOCK     TECHNOLOGY
EXCEPT PER SHARE DATA                               VALUE FUND   INDEX FUND     FUND
---------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                 $274,290     $331,914     $366,657
Investments, at fair value                           $319,009     $363,955     $401,674
Cash                                                        -            1            -
Foreign currencies, at fair value (cost $1,145)             -            -            -
Interest income receivable                                  -            -            -
Dividend income receivable                                406          420           77
Receivable for foreign tax withheld                         -            -            -
Receivable for securities sold                          3,130            -        4,815
Receivable for fund shares sold                            59            -           58
Receivable from investment adviser                         10           10            7
Prepaid and other assets                                    3           11           13
Total Assets                                          322,617      364,397      406,644
---------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                              -            -            -
Payable for securities purchased                        3,603            -        3,678
Payable for variation margin on futures contracts         147           84            -
Payable for fund shares redeemed                            -           12           82
Payable to affiliates:
   Investment advisory fees                                45           24           67
   Administration fees                                      8            9           10
   Custody and accounting fees                             57           24            2
   Transfer agent fees                                      5            6            7
Accrued registration fees and other liabilities            23           24          101
Total Liabilities                                       3,888          183        3,947
---------------------------------------------------------------------------------------
Net Assets                                           $318,729     $364,214     $402,697
---------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                        $281,153     $357,859   $1,472,975
Undistributed net investment income (loss)              4,186          134       (1,599)
Accumulated undistributed net realized loss           (11,001)     (25,653)  (1,103,696)
Net unrealized appreciation                            44,391       31,874       35,017
Net Assets                                           $318,729     $364,214     $402,697
---------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
   AUTHORIZATION)                                      27,158       29,547       39,988

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
   PER SHARE                                           $11.74       $12.33       $10.07

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS SEMIANNUAL REPORT  3  EQUITY FUNDS

EQUITY FUNDS

  STATEMENTS OF OPERATIONS

                                                                    GROWTH                   INTERNATIONAL
                                                      GROWTH     OPPORTUNITIES    INCOME        GROWTH       LARGE CAP
AMOUNTS IN THOUSANDS                                EQUITY FUND      FUND       EQUITY FUND   EQUITY FUND   VALUE FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                        $3,179          $18        $2,285        $3,177(1)     $7,026
Interest income                                           106            2         3,578            40           113
   Total Investment Income                              3,285           20         5,863         3,217         7,139
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                2,974           86         1,245         1,261         2,698
Administration fees                                       470           12           197           172           426
Custody and accounting fees                                81           29            39           161            63
Transfer agent fees                                       313            8           131           115           284
Registration fees                                           8            8             8            11            16
Printing fees                                              36           13            13            13            13
Professional fees                                          12            4             4             4             4
Trustee fees and expenses                                   5            2             2             2             2
Other                                                      22            3            18            16             7
----------------------------------------------------------------------------------------------------------------------
Total Expenses:                                         3,921          165         1,657         1,755         3,513
Less voluntary waivers of investment advisory fees       (313)          (8)         (131)         (115)         (284)
Less expenses reimbursed by investment adviser           (476)         (59)         (213)         (206)         (106)
Less custodian credits                                      -            -            (2)            -             -
   Net Expenses                                         3,132           98         1,311         1,434         3,123
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              153          (78)        4,552         1,783         4,016
----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                          8,862        1,440         3,692         4,301          (790)
   Options                                                  -            -             -             -             -
   Futures contracts                                       (5)           -             -            (1)            -
   Foreign currency transactions                            -            -             -          (244)            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         83,500        2,639        14,994        44,817        88,644
   Futures contracts                                        -            -             -          (661)            -
   Foreign currency transactions and
     forward foreign currency exchange
     contracts                                              -            -             -            (7)            -
   Translation of other assets and liabilities
     denominated in foreign currencies                      -            -             -           (11)            -
   Net Gains on Investments and Foreign
     Currency                                          92,357        4,079        18,686        48,194        87,854
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         $92,510       $4,001       $23,238       $49,977       $91,870

(1) NET OF $317 IN NON-RECLAIMABLE FOREIGN WITHHOLDING TAXES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  4  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                      MID CAP      SELECT      SMALL CAP    SMALL CAP
AMOUNTS IN THOUSANDS                                GROWTH FUND  EQUITY FUND  GROWTH FUND  INDEX FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                          $415      $1,517          $115      $1,405
Interest income                                            98         122            31          34
   Total Investment Income                                513       1,639           146       1,439
EXPENSES:
Investment advisory fees                                1,260       2,134           808         673
Administration fees                                       199         337           110         168
Custody and accounting fees                                47          62            41         273
Transfer agent fees                                       133         225            73         112
Registration fees                                           8          11             8           8
Printing fees                                              13          26            13          13
Professional fees                                           4           8             4           4
Trustee fees and expenses                                   2           3             2           2
Other                                                       9         153(1)          5           4
-----------------------------------------------------------------------------------------------------
Total Expenses:                                         1,675       2,959         1,064       1,257
Less voluntary waivers of
  investment advisory fees                               (133)       (225)          (73)       (112)
Less expenses reimbursed by
  investment adviser                                     (214)       (487)          (73)       (415)
Less custodian credits                                     (1)          -             -           -
   Net Expenses                                         1,327       2,247           918         730
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             (814)       (608)         (772)        709
-----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                         33,447       9,384         7,288        (116)
   Options                                                  -           -             -           -
   Futures contracts                                        -           -            (1)      1,463
   Foreign currency transactions                            -           -             -           -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                         10,478      27,387        27,904      57,091
   Futures contracts                                        -           -             -        (114)
   Foreign currency transactions and
     forward foreign currency exchange
     contracts                                              -           -             -           -
   Translation of other assets and
     liabilities
     denominated in foreign currencies                      -           -             -           -
   Net Gains on Investments and Foreign
     Currency                                          43,925      36,771        35,191      58,324
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                         $43,111     $36,163       $34,419     $59,033
-----------------------------------------------------------------------------------------------------

                                                      SMALL CAP     STOCK      TECHNOLOGY
AMOUNTS IN THOUSANDS                                 VALUE FUND   INDEX FUND      FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                         $2,437      $2,985         $557
Interest income                                             44          40           71
  Total Investment Income                                2,481       3,025          628
EXPENSES:
Investment advisory fees                                 1,365         882        1,960
Administration fees                                        216         265          267
Custody and accounting fees                                104          77           54
Transfer agent fees                                        144         176          178
Registration fees                                           15           8            9
Printing fees                                               13          26           26
Professional fees                                            4           8            9
Trustee fees and expenses                                    2           3            3
Other                                                       13          10          104(2)
-----------------------------------------------------------------------------------------
Total Expenses:                                          1,876       1,455        2,610
Less voluntary waivers of
   investment advisory fees                               (144)       (176)        (178)
Less expenses reimbursed by
   investment adviser                                     (294)       (309)        (205)
Less custodian credits                                      (1)          -            -
   Net Expenses                                          1,437         970        2,227
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             1,044       2,055       (1,599)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments                                          10,536        (452)       1,405
   Options                                                   -           -         (142)
   Futures contracts                                     1,485         997            -
   Foreign currency transactions                             -           -            -
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                          58,694      52,683      102,637
   Futures contracts                                      (398)       (137)           -
   Foreign currency transactions and
     forward foreign currency exchange
     contracts                                               -           -            -
   Translation of other assets and liabilities
     denominated in foreign currencies                       -           -            -
   Net Gains on Investments and Foreign
     Currency                                           70,317      53,091      103,900
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                          $71,361     $55,146     $102,301

(1)  INCLUDES $146 OF SHAREHOLDER SERVICING FEES.
(2)  INCLUDES $97 OF SHAREHOLDER SERVICING FEES.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS SEMIANNUAL REPORT  5  EQUITY FUNDS

EQUITY FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                           GROWTH
                                                      GROWTH            OPPORTUNITIES            INCOME
                                                    EQUITY FUND             FUND               EQUITY FUND

                                               SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                             2003       2003       2003       2003       2003       2003
---------------------------------------------------------------------------------------------------------------
OPERATIONS :
Net investment income (loss)                        $153     $2,107       $(78)     $(203)    $4,552     $7,110
Net realized gains (losses)                        8,857    (72,932)     1,440     (2,736)     3,692     (9,335)
Net change in unrealized appreciation
   (depreciation)                                 83,500   (148,590)     2,639     (5,550)    14,994    (12,285)
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                      92,510   (219,415)     4,001     (8,489)    23,238    (14,510)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                         61,627     83,801      1,148      4,444     85,662     96,336
Assets received in connection with fund
   acquisitions                                        -          -          -          -          -          -
Reinvestment of dividends                             39        421          -          -      1,088      1,527
Payments for shares redeemed                     (67,991)  (171,064)    (5,945)   (11,567)   (36,860)   (47,620)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions      (6,325)   (86,842)    (4,797)    (7,123)    49,890     50,243
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                          (178)    (1,958)         -          -     (4,515)    (6,869)
From net realized gains                                -          -          -          -          -          -
   Total Distributions Paid                         (178)    (1,958)         -          -     (4,515)    (6,869)
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           86,007   (308,215)      (796)   (15,612)    68,613     28,864
NET ASSETS:
Beginning of period                              562,961    871,176     15,886     31,498    217,944    189,080
End of period                                   $648,968   $562,961    $15,090    $15,886   $286,557   $217,944
---------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                                     $49        $74       $(94)      $(16)      $263       $226

                                                  INTERNATIONAL
                                                     GROWTH               LARGE CAP
                                                   EQUITY FUND           VALUE FUND

                                               SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                              2003       2003       2003      2003
-----------------------------------------------------------------------------------------
OPERATIONS :
Net investment income (loss)                      $1,783     $1,431     $4,016     $5,702
Net realized gains (losses)                        4,056    (35,385)      (790)   (32,410)
Net change in unrealized appreciation
   (depreciation)                                 44,138    (24,865)    88,644    (68,025)
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                      49,977    (58,819)    91,870    (94,733)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                         88,874    294,952    194,238    353,173
Assets received in connection with fund
   acquisitions                                   45,630          -          -          -
Reinvestment of dividends                              -        267          -      1,042
Payments for shares redeemed                     (55,043)  (305,184)   (54,949)   (94,740)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions      79,461     (9,965)   139,289    259,475
-----------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                             -     (1,700)         -     (4,700)
From net realized gains                                -          -          -          -
   Total Distributions Paid                            -     (1,700)         -     (4,700)
-----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          129,438    (70,484)   231,159    160,042
NET ASSETS:
Beginning of period                              168,651    239,135    428,735    268,693
End of period                                   $298,089   $168,651   $659,894   $428,735
-----------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                                  $2,738       $955     $5,882     $1,866

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  6  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2003

                                                     MID CAP               SELECT               SMALL CAP
                                                   GROWTH FUND           EQUITY FUND           GROWTH FUND

                                               SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                             2003       2003       2003        2003       2003       2003
---------------------------------------------------------------------------------------------------------------
OPERATIONS :
Net investment income (loss)                       $(814)   $(1,889)     $(608)     $(246)     $(772)   $(1,533)
Net realized gains (losses)                       33,447    (37,862)     9,384    (90,093)     7,287    (28,825)
Net change in unrealized appreciation
   (depreciation)                                 10,478    (31,950)    27,387    (17,090)    27,904    (31,559)
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                      43,111    (71,701)    36,163   (107,429)    34,419    (61,917)
---------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                         63,136     69,874     73,930    183,342     27,739     38,354
Assets received in connection with fund
   acquisitions                                        -          -          -          -          -          -
Reinvestment of dividends                              -          -          -          -          -          -
Payments for shares redeemed                     (31,194)  (103,248)   (51,979)  (110,478)   (19,894)   (78,501)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions      31,942    (33,374)    21,951     72,864      7,845    (40,147)
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                             -          -          -          -          -          -
From net realized gains                                -          -          -          -          -          -
   Total Distributions Paid                            -          -          -          -          -          -
---------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           75,053   (105,075)    58,114    (34,565)    42,264   (102,064)

NET ASSETS:

Beginning of period                              224,930    330,005    394,283    428,848    121,679    223,743
End of period                                   $299,983   $224,930   $452,397   $394,283   $163,943   $121,679
---------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                                   $(814)        $-      $(608)        $-      $(772)        $-

                                                   SMALL CAP            SMALL CAP              STOCK               TECHNOLOGY
                                                  INDEX FUND            VALUE FUND           INDEX FUND               FUND

                                             SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,  SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                            2003       2003      2003       2003       2003       2003       2003       2003
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS :
Net investment income (loss)                      $709     $1,968     $1,044     $3,324     $2,055     $4,515    $(1,599)   $(3,064)
Net realized gains (losses)                      1,347    (41,096)    12,021     (3,602)       545    (18,747)     1,263   (171,426)
Net change in unrealized appreciation
   (depreciation)                               56,977    (53,748)    58,296    (70,327)    52,546   (106,915)   102,637     (4,227)
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                    59,033    (92,876)    71,361    (70,605)    55,146   (121,147)   102,301   (178,717)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                       57,855     90,419     53,210    124,600     54,052     95,947     53,426     62,935
Assets received in connection with fund
   acquisitions                                      -          -          -          -          -          -      4,673          -
Reinvestment of dividends                            -        444          -        296        597      1,158          -          -
Payments for shares redeemed                   (20,647)  (138,120)   (41,643)  (105,208)   (49,472)  (160,286)   (35,382)  (140,233)
   Net Increase (Decrease) in Net Assets
   Resulting from Capital Share Transactions    37,208    (47,257)    11,567     19,688      5,177    (63,181)    22,717    (77,298)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                           -     (1,676)         -     (1,200)    (1,968)    (4,488)         -          -
From net realized gains                              -       (430)         -          -          -          -          -          -
   Total Distributions Paid                          -     (2,106)         -     (1,200)    (1,968)    (4,488)         -          -
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         96,241   (142,239)    82,928    (52,117)    58,355   (188,816)   125,018   (256,015)

NET ASSETS:

Beginning of period                            173,886    316,125    235,801    287,918    305,859    494,675    277,679    533,694
End of period                                 $270,127   $173,886   $318,729   $235,801   $364,214   $305,859   $402,697   $277,679
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                                $1,387       $678     $4,186     $3,142       $134        $47    $(1,599)        $-

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS SEMIANNUAL REPORT  7  EQUITY FUNDS

EQUITY FUNDS

  FINANCIAL HIGHLIGHTS

                                                                               GROWTH EQUITY FUND
                                                    SIX MONTHS
                                                       ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                     SEPT. 30,     ENDED       ENDED       ENDED       ENDED        ENDED
                                                       2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                             (UNAUDITED)     2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $11.51      $15.66      $15.90      $25.55       $21.94      $18.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                       -        0.04        0.02           -         0.01        0.02
Net realized and unrealized gains (losses)               1.90       (4.15)      (0.22)      (6.62)        5.61        4.51
   Total Income (Loss) from Investment
     Operations                                          1.90       (4.11)      (0.20)      (6.62)        5.62        4.53
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                               -       (0.04)      (0.02)          -        (0.01)      (0.02)
   From net realized gains                                  -           -       (0.02)      (3.03)       (2.00)      (1.19)
     Total Distributions Paid                               -       (0.04)      (0.04)      (3.03)       (2.01)      (1.21)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $13.41      $11.51      $15.66      $15.90       $25.55      $21.94
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        16.54%     (26.25)%     (1.24)%    (27.23)%      27.60%      24.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $648,968    $562,961    $871,176    $943,991   $1,368,880    $640,948
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements           1.00%       1.00%       1.00%       1.00%        1.00%       1.00%
   Expenses, before waivers and
     reimbursements                                      1.25%       1.27%       1.30%       1.29%        1.30%       1.30%
   Net investment income (loss), net of waivers
     and reimbursements                                  0.05%       0.32%       0.13%      (0.09)%      (0.12)%      0.08%
   Net investment income (loss), before waivers
     and reimbursements                                 (0.20)%      0.05%      (0.17)%     (0.38)%      (0.42)%     (0.22)%
Portfolio Turnover Rate                                 63.22%      50.79%      42.78%      58.89%       88.01%      49.67%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  8  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                               GROWTH OPPORTUNITIES FUND
                                                              SIX MONTHS
                                                                 ENDED        YEAR        YEAR       PERIOD
                                                               SEPT. 30,     ENDED       ENDED       ENDED
                                                                 2003       MAR. 31,    MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                                       (UNAUDITED)     2003        2002       2001(3)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $4.46        $6.39       $6.22      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                               (0.05)       (0.09)      (0.09)          -
Net realized and unrealized gains (losses)                         1.34        (1.84)       0.27       (3.78)
   Total Income (Loss) from Investment Operations                  1.29        (1.93)       0.18       (3.78)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                         -            -       (0.01)          -
     Total Distributions Paid                                         -            -       (0.01)          -
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $5.75        $4.46       $6.39       $6.22
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                  28.92%      (30.20)%      2.87%     (37.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                         $15,090      $15,886     $31,498     $53,740
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements                     1.25%        1.25%       1.25%       1.25%
   Expenses, before waivers and reimbursements                     2.11%        1.87%       1.70%       2.05%
   Net investment loss, net of waivers and reimbursements         (1.00)%      (0.88)%     (0.91)%     (0.27)%
   Net investment loss, before waivers and reimbursements         (1.86)%      (1.50)%     (1.36)%     (1.07)%
Portfolio Turnover Rate                                          106.21%      306.40%     254.63%     218.08%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 26, 2000.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                               NORTHERN FUNDS SEMIANNUAL REPORT  9  EQUITY FUNDS

EQUITY FUNDS

                                                                              INCOME EQUITY FUND
                                                    SIX MONTHS
                                                       ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                     SEPT. 30,     ENDED       ENDED       ENDED       ENDED        ENDED
                                                       2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                             (UNAUDITED)     2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.15       $11.41      $11.07      $14.26       $12.73      $13.81

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                    0.16         0.39        0.35        0.34         0.31        0.46
Net realized and unrealized gains (losses)               0.83        (1.27)       0.39       (1.39)        2.02       (0.41)
   Total Income (Loss) from Investment
     Operations                                          0.99        (0.88)       0.74       (1.05)        2.33        0.05
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                           (0.16)       (0.38)      (0.35)      (0.35)       (0.29)      (0.48)
   From net realized gains                                  -            -       (0.05)      (1.79)       (0.51)      (0.65)
     Total Distributions Paid                           (0.16)       (0.38)      (0.40)      (2.14)       (0.80)      (1.13)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.98       $10.15      $11.41      $11.07       $14.26      $12.73
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        10.03%       (7.77)%      6.80%      (7.54)%      19.10%       0.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $286,557     $217,944    $189,080    $171,316     $220,754    $118,414
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements           1.00%        1.00%       1.00%       1.00%        1.00%       1.00%
   Expenses, before waivers and
     reimbursements                                      1.26%        1.30%       1.33%       1.32%        1.34%       1.35%
   Net investment income, net of waivers and
     reimbursements                                      3.47%        3.78%       3.13%       2.55%        2.44%       3.54%
   Net investment income, before waivers and
     reimbursements                                      3.21%        3.48%       2.80%       2.23%        2.10%       3.19%
Portfolio Turnover Rate                                 29.22%       48.77%      60.90%      74.17%      125.49%      79.95%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  10  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                         INTERNATIONAL GROWTH EQUITY FUND
                                                  SIX MONTHS
                                                     ENDED        YEAR          YEAR        YEAR        YEAR         YEAR
                                                   SEPT. 30,     ENDED         ENDED       ENDED       ENDED        ENDED
                                                     2003       MAR. 31,      MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                           (UNAUDITED)     2003          2002        2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $5.98        $7.93        $9.05       $14.32       $12.57     $11.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                   0.03         0.05         0.05         0.06         0.26       0.13
Net realized and unrealized gains (losses)              1.69        (1.95)       (1.15)       (3.62)        3.37       1.36
   Total Income (Loss) from Investment Operations       1.72        (1.90)       (1.10)       (3.56)        3.63       1.49
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                              -        (0.05)       (0.01)       (0.03)           -          -
   In excess of net investment income                      -            -            -            -        (0.20)     (0.12)
   From net realized gains                                 -            -        (0.01)       (1.68)       (1.68)     (0.46)
     Total Distributions Paid                              -        (0.05)       (0.02)       (1.71)       (1.88)     (0.58)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $7.70        $5.98        $7.93        $9.05       $14.32     $12.57
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       28.76%      (23.97)%     (12.10)%     (26.69)%      30.51%     13.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $298,089     $168,651     $239,135     $408,084     $706,553   $215,656
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements          1.25%        1.26%(3)     1.26%(3)     1.25%        1.25%      1.25%
   Expenses, before waivers and reimbursements          1.53%        1.56%        1.63%        1.59%        1.58%      1.62%
   Net investment income, net of waivers and
     reimbursements                                     1.56%        0.65%        0.42%        0.47%        0.35%      0.52%
   Net investment income, before waivers and
     reimbursements                                     1.28%        0.35%        0.05%        0.13%        0.02%      0.15%
Portfolio Turnover Rate                                30.50%      182.39%      222.75%      185.77%      155.57%    177.89%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) EXPENSE RATIO, NET OF WAIVERS AND REIMBURSEMENTS, FOR THE YEAR WOULD HAVE BEEN 1.25%, ABSENT THE EFFECT OF INTEREST EXPENSE INCURRED BY THE BORROWINGS AGAINST A LINE OF CREDIT.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  11  EQUITY FUNDS

EQUITY FUNDS

                                                                            LARGE CAP VALUE FUND
                                                              SIX MONTHS
                                                                 ENDED        YEAR        YEAR       PERIOD
                                                               SEPT. 30,      ENDED       ENDED       ENDED
                                                                 2003       MAR. 31,    MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                                       (UNAUDITED)     2003        2002      2001(3)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $8.93       $11.74      $10.97     $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.06         0.11        0.04       0.06
Net realized and unrealized gains (losses)                         1.77        (2.81)       0.82       0.95
   Total Income (Loss) from Investment Operations                  1.83        (2.70)       0.86       1.01
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                         -        (0.11)      (0.07)     (0.04)
   From net realized gains                                            -            -       (0.02)         -
     Total Distributions Paid                                         -        (0.11)      (0.09)     (0.04)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $10.76        $8.93      $11.74     $10.97
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                  20.49%      (23.05)%      7.85%     10.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $659,894     $428,735    $268,693    $63,984
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements                     1.10%        1.10%       1.10%      1.10%
   Expenses, before waivers and reimbursements                     1.24%        1.27%       1.34%      2.48%
   Net investment income, net of waivers and reimbursements        1.41%        1.53%       1.26%      1.76%
   Net investment income, before waivers and reimbursements        1.27%        1.36%       1.02%      0.38%
Portfolio Turnover Rate                                            8.23%       25.04%      19.22%     52.59%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3)  COMMENCED INVESTMENT OPERATIONS ON AUGUST 3, 2000.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  12  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                              MID CAP GROWTH FUND
                                                    SIX MONTHS
                                                       ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                     SEPT. 30,     ENDED       ENDED       ENDED       ENDED        ENDED
                                                       2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                             (UNAUDITED)     2003        2002        2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $9.07      $11.65       $11.08      $24.33       $11.72      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                     (0.02)      (0.09)       (0.06)          -            -           -
Net realized and unrealized gains (losses)               1.77       (2.49)        0.63      (10.48)       13.50        1.72
  Total Income (Loss) from Investment Operations         1.75       (2.58)        0.57      (10.48)       13.50        1.72
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net realized gains                                  -           -            -       (2.77)       (0.89)          -
     Total Distributions Paid                               -           -            -       (2.77)       (0.89)          -
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.82       $9.07       $11.65      $11.08       $24.33      $11.72
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        19.30%     (22.15)%       5.14%     (45.42)%     108.66%      17.19%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $299,983    $224,930     $330,005    $368,467     $859,118     $77,378
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements           1.00%       1.01%(3)     1.00%       1.00%        1.00%       1.00%
   Expenses, before waivers and
     reimbursements                                      1.26%       1.29%        1.32%       1.29%        1.31%       1.65%
   Net investment loss, net of waivers and
     reimbursements                                     (0.61)%     (0.71)%      (0.50)%     (0.66)%      (0.61)%     (0.51)%
   Net investment loss, before waivers and
     reimbursements                                     (0.87)%     (0.99)%      (0.82)%     (0.95)%      (0.92)%     (1.16)%
Portfolio Turnover Rate                                160.65%     161.58%      220.46%     342.05%      156.49%     173.39%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) EXPENSE RATIOS, NET OF WAIVERS AND REIMBURSEMENTS, FOR THE YEAR WOULD HAVE BEEN 1.00% ABSENT THE EFFECT OF INTEREST EXPENSE INCURRED BY THE FUND'S TEMPORARY BORROWINGS AGAINST A LINE OF CREDIT.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  13  EQUITY FUNDS

EQUITY FUNDS

                                                                              SELECT EQUITY FUND
                                                    SIX MONTHS
                                                       ENDED         YEAR        YEAR        YEAR        YEAR       YEAR
                                                     SEPT. 30,      ENDED       ENDED       ENDED       ENDED       ENDED
                                                       2003        MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                             (UNAUDITED)      2003        2002        2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $14.84       $19.52      $20.08      $35.87       $23.33      $19.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                     (0.02)           -       (0.03)          -            -           -
Net realized and unrealized gains (losses)               1.36        (4.68)      (0.50)     (11.83)       13.66        5.40
   Total Income (Loss) from Investment Operations        1.34        (4.68)      (0.53)     (11.83)       13.66        5.40
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
From net investment income                                  -            -           -           -            -       (0.01)
From net realized gains                                     -            -       (0.03)      (3.96)       (1.12)      (1.22)
     Total Distributions Paid                               -            -       (0.03)      (3.96)       (1.12)      (1.23)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $16.18       $14.84      $19.52      $20.08       $35.87      $23.33
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                         9.03%      (24.02)%     (2.57)%    (35.32)%      59.78%      28.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $452,397     $394,283    $428,848    $415,012     $524,576    $198,530
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements           1.00%        1.00%       1.00%       1.00%        1.00%       1.00%
   Expenses, before waivers and reimbursements           1.32%        1.40%       1.54%       1.49%        1.52%       1.54%
   Net investment loss, net of waivers and
     reimbursements                                     (0.27)%      (0.06)%     (0.17)%     (0.15)%      (0.41)%     (0.15)%
   Net investment loss, before waivers and
     reimbursements                                     (0.59)%      (0.46)%     (0.71)%     (0.64)%      (0.93)%     (0.69)%
Portfolio Turnover Rate                                104.36%      187.80%     151.19%     259.07%      153.06%      87.73%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  14  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                 SMALL CAP GROWTH FUND
                                                              SIX MONTHS
                                                                ENDED         YEAR        YEAR        YEAR       PERIOD
                                                               SEPT. 30,     ENDED       ENDED       ENDED       ENDED
                                                                 2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                                       (UNAUDITED)     2003        2002        2001      2000 (3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $6.74        $9.58       $9.34      $19.21      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                               (0.04)       (0.12)      (0.10)          -           -
Net realized and unrealized gains (losses)                         1.98        (2.72)       0.34       (7.58)       9.28
   Total Income (Loss) from Investment Operations                  1.94        (2.84)       0.24       (7.58)       9.28
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net realized gains                                            -            -           -       (2.29)      (0.07)
     Total Distributions Paid                                         -            -           -       (2.29)      (0.07)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $8.68        $6.74       $9.58       $9.34      $19.21
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                  28.78%      (29.65)%      2.57%     (41.38)%     93.05%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $163,943     $121,679    $223,743    $255,676    $550,611
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements                     1.25%        1.25%       1.25%       1.25%       1.25%
   Expenses, before waivers and reimbursements                     1.45%        1.48%       1.52%       1.51%       1.52%
   Net investment loss, net of waivers and reimbursements         (1.05)%      (0.92)%     (1.00)%     (0.92)%     (0.68)%
   Net investment loss, before waivers and reimbursements         (1.25)%      (1.15)%     (1.27)%     (1.18)%     (0.95)%
Portfolio Turnover Rate                                          116.81%      310.96%     379.64%     419.38%     127.56%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON SEPTEMBER 30, 1999.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  15  EQUITY FUNDS

EQUITY FUNDS

                                                                                 SMALL CAP INDEX FUND
                                                              SIX MONTHS
                                                                ENDED         YEAR        YEAR        YEAR       PERIOD
                                                               SEPT. 30,     ENDED       ENDED       ENDED       ENDED
                                                                 2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                                       (UNAUDITED)     2003        2002        2001      2000 (3)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $5.75        $8.00       $7.13      $12.15      $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                              0.02         0.06        0.04        0.09        0.05
Net realized and unrealized gains (losses)                         1.94        (2.25)       0.87       (1.98)       2.25
   Total Income (Loss) from Investment Operations                  1.96        (2.19)       0.91       (1.89)       2.30
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                         -        (0.05)      (0.03)      (0.10)      (0.03)
   From net realized gains                                            -        (0.01)      (0.01)      (3.03)      (0.12)
     Total Distributions Paid                                         -        (0.06)      (0.04)      (3.13)      (0.15)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $7.71        $5.75       $8.00       $7.13      $12.15
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                  34.09%      (27.49)%     12.97%     (15.07)%     23.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $270,127     $173,886    $316,125     $83,418    $113,712
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements                     0.65%        0.65%       0.65%       0.65%       0.65%
   Expenses, before waivers and reimbursements                     1.12%        1.10%       1.37%       1.27%       1.08%
   Net investment income, net of waivers and reimbursements        0.63%        0.79%       0.83%       0.95%       0.76%
   Net investment income, before waivers and reimbursements        0.16%        0.34%       0.11%       0.33%       0.33%
Portfolio Turnover Rate                                           23.27%       51.12%      27.68%      65.16%      57.01%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3)  COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 3, 1999.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  16  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                            SMALL CAP VALUE FUND
                                                    SIX MONTHS
                                                       ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                     SEPT. 30,     ENDED       ENDED       ENDED       ENDED        ENDED
                                                       2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                             (UNAUDITED)     2003        2002        2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $9.00       $11.41       $9.63      $14.62       $12.32      $16.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.03         0.12        0.05        0.05         0.09        0.04
Net realized and unrealized gains (losses)               2.71        (2.49)       2.25       (0.32)        3.46       (3.93)
   Total Income (Loss) from Investment Operations        2.74        (2.37)       2.30       (0.27)        3.55       (3.89)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                               -        (0.04)      (0.01)      (0.06)       (0.11)      (0.01)
   From net realized gains                                  -            -       (0.51)      (4.66)       (1.14)      (0.54)
     Total Distributions Paid                               -        (0.04)      (0.52)      (4.72)       (1.25)      (0.55)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.74        $9.00      $11.41       $9.63       $14.62      $12.32
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        30.44%      (20.76)%     24.61%      (0.74)%      30.01%     (23.46)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $318,729     $235,801    $287,918    $178,097     $200,208    $264,434
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements           1.00%        1.00%       1.00%       1.00%        1.00%       1.00%
   Expenses, before waivers and reimbursements           1.30%        1.40%       1.57%       1.52%        1.53%       1.52%
   Net investment income, net of waivers and
     reimbursements                                      0.73%        1.18%       0.56%       0.38%        0.46%       0.25%
   Net investment income (loss), before waivers
     and reimbursements                                  0.43%        0.78%      (0.01)%     (0.14)%      (0.07)%     (0.27)%
Portfolio Turnover Rate                                 30.96%       69.44%      76.63%      76.89%       28.97%      18.74%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  17  EQUITY FUNDS

EQUITY FUNDS

                                                                               STOCK INDEX FUND
                                                    SIX MONTHS
                                                       ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                     SEPT. 30,     ENDED       ENDED       ENDED       ENDED        ENDED
                                                       2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                             (UNAUDITED)     2003        2002        2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.49       $14.20      $14.40      $20.09       $17.34      $15.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                    0.07         0.14        0.13        0.13         0.13        0.16
Net realized and unrealized gains (losses)               1.84        (3.71)      (0.19)      (4.42)        2.85        2.49
   Total Income (Loss) from Investment Operations        1.91        (3.57)      (0.06)      (4.29)        2.98        2.65
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                           (0.07)       (0.14)      (0.13)      (0.13)       (0.13)      (0.17)
   From net realized gains                                  -            -       (0.01)      (1.27)       (0.10)      (0.17)
     Total Distributions Paid                           (0.07)       (0.14)      (0.14)      (1.40)       (0.23)      (0.34)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $12.33       $10.49      $14.20      $14.40       $20.09      $17.34
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        18.18%      (25.22)%     (0.35)%    (21.93)%      17.27%      17.78%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $364,214     $305,859    $494,675    $441,784     $545,607    $169,062
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements           0.55%        0.55%       0.55%       0.55%        0.55%       0.55%
   Expenses, before waivers and reimbursements           0.83%        0.86%       0.91%       0.90%        0.93%       1.00%
   Net investment income, net of waivers and
     reimbursements                                      1.17%        1.19%       0.89%       0.74%        0.77%       1.10%
   Net investment income, before waivers and
     reimbursements                                      0.89%        0.88%       0.53%       0.39%        0.39%       0.65%
Portfolio Turnover Rate                                  0.34%        6.82%       3.32%      11.15%       12.01%       2.46%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  18  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                               TECHNOLOGY FUND
                                                    SIX MONTHS
                                                       ENDED        YEAR        YEAR        YEAR        YEAR         YEAR
                                                     SEPT. 30,     ENDED       ENDED       ENDED       ENDED        ENDED
                                                       2003       MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                             (UNAUDITED)     2003        2002        2001        2000         1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $7.39       $11.46      $13.02      $65.81       $29.99      $17.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                     (0.04)       (0.11)      (0.14)          -            -           -
Net realized and unrealized gains (losses)               2.72        (3.96)      (1.42)     (40.28)       41.56       13.55
   Total Income (Loss) from Investment Operations        2.68        (4.07)      (1.56)     (40.28)       41.56       13.55
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net realized gains                                  -            -           -      (12.51)       (5.74)      (0.67)
     Total Distributions Paid                               -            -           -      (12.51)       (5.74)      (0.67)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $10.07        $7.39      $11.46      $13.02       $65.81      $29.99
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        36.27%      (35.57)%    (11.90)%    (66.87)%     154.28%      79.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $402,697     $277,679    $533,694    $771,439   $2,842,750    $343,709
Ratio to average net assets of: (2)
   Expenses, net of waivers and reimbursements           1.25%        1.25%       1.25%       1.25%        1.25%       1.23%
   Expenses, before waivers and reimbursements           1.47%        1.53%       1.54%       1.51%        1.50%       1.53%
   Net investment loss, net of waivers and
     reimbursements                                     (0.90)%      (0.90)%     (0.96)%     (0.74)%      (1.05)%     (0.87)%
   Net investment loss, before waivers and
     reimbursements                                     (1.12)%      (1.18)%     (1.25)%     (1.00)%      (1.30)%     (1.17)%
Portfolio Turnover Rate                                 29.24%       61.72%      76.15%     180.30%      156.37%      61.01%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  19  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  GROWTH EQUITY FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.1%
AEROSPACE/DEFENSE - 3.9%
   Lockheed Martin Corp.                                                      168,300         $7,767
   United Defense Industries, Inc. *                                          190,579          5,411
   United Technologies Corp.                                                  159,075         12,293
----------------------------------------------------------------------------------------------------
                                                                                              25,471
----------------------------------------------------------------------------------------------------
APPAREL - 0.8%
   Coach, Inc. *                                                               89,525          4,888
----------------------------------------------------------------------------------------------------
BANKS - 2.9%
   U.S. Bancorp                                                               270,200          6,482
   Wells Fargo & Co.                                                          245,900         12,664
----------------------------------------------------------------------------------------------------
                                                                                              19,146
----------------------------------------------------------------------------------------------------
BEVERAGES - 1.0%
   PepsiCo, Inc.                                                              147,300          6,751
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.7%
   Amgen, Inc. *                                                              169,500         10,945
----------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
   Praxair, Inc.                                                              137,500          8,518
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.1%
   Accenture Ltd., Class A *                                                  344,930          7,706
   Career Education Corp. *                                                   128,425          5,817
----------------------------------------------------------------------------------------------------
                                                                                              13,523
----------------------------------------------------------------------------------------------------
COMPUTERS - 5.2%
   Dell, Inc. *                                                               481,500         16,077
   International Business Machines Corp.                                      120,750         10,666
   Network Appliance, Inc. *                                                  147,225          3,023
   Seagate Technology                                                         142,575          3,878
----------------------------------------------------------------------------------------------------
                                                                                              33,644
----------------------------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.4%
   Procter & Gamble Co.                                                        95,900          8,901
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 11.9%
   American Express Co.                                                       222,900         10,044
   Citigroup, Inc.                                                            481,475         21,912
   Goldman Sachs Group, Inc.                                                  108,075          9,068
   Legg Mason, Inc.                                                           106,175          7,666
   Lehman Brothers Holdings, Inc.                                             174,925         12,084
   MBNA Corp.                                                                 344,800          7,861
   Merrill Lynch & Co., Inc.                                                  159,000          8,511
----------------------------------------------------------------------------------------------------
                                                                                              77,146
----------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.1%
   Jacobs Engineering Group, Inc. *                                           162,500          7,329
----------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
   International Game Technology                                               56,875         $1,601
----------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.1%
   International Paper Co.                                                    179,000          6,985
----------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 2.4%
   Johnson & Johnson                                                          233,175         11,547
   Zimmer Holdings, Inc. *                                                     76,600          4,220
----------------------------------------------------------------------------------------------------
                                                                                              15,767
----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.5%
   Fortune Brands, Inc.                                                       176,025          9,989
----------------------------------------------------------------------------------------------------
INSURANCE - 3.8%
   American International Group, Inc.                                         218,250         12,593
   Everest Re Group Ltd.                                                       97,900          7,358
   MBIA, Inc.                                                                  86,425          4,751
----------------------------------------------------------------------------------------------------
                                                                                              24,702
----------------------------------------------------------------------------------------------------
INTERNET - 1.9%
   Check Point Software Technologies Ltd. *                                   278,100          4,672
   eBay, Inc. *                                                                40,975          2,193
   Symantec Corp. *                                                            84,600          5,331
----------------------------------------------------------------------------------------------------
                                                                                              12,196
----------------------------------------------------------------------------------------------------
LODGING - 1.6%
   Mandalay Resort Group                                                      198,650          7,869
   Station Casinos, Inc.                                                       93,270          2,854
----------------------------------------------------------------------------------------------------
                                                                                              10,723
----------------------------------------------------------------------------------------------------
MEDIA - 1.3%
   Viacom, Inc., Class B                                                      218,200          8,357
----------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 7.8%
   3M Co.                                                                      81,800          5,650
   Danaher Corp.                                                              181,600         13,413
   Dover Corp.                                                                 96,100          3,399
   General Electric Co.                                                       822,250         24,511
   SPX Corp. *                                                                 74,000          3,351
----------------------------------------------------------------------------------------------------
                                                                                              50,324
----------------------------------------------------------------------------------------------------
OIL & GAS - 5.0%
   Apache Corp.                                                               119,800          8,307
   EnCana Corp.                                                               131,500          4,784
   EOG Resources, Inc.                                                         69,500          2,901
   Exxon Mobil Corp.                                                          455,025         16,654
----------------------------------------------------------------------------------------------------
                                                                                              32,646
----------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.8%
   BJ Services Co. *                                                          143,300          4,896
----------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  20  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.1% - CONTINUED
PHARMACEUTICALS - 9.1%
   Allergan, Inc.                                                              69,800         $5,495
   Cardinal Health, Inc.                                                      180,900         10,563
   Forest Laboratories, Inc. *                                                184,900          9,513
   Merck & Co., Inc.                                                          151,525          7,670
   Pfizer, Inc.                                                               622,900         18,924
   Teva Pharmaceutical Industries Ltd. ADR                                    124,500          7,115
----------------------------------------------------------------------------------------------------
                                                                                              59,280
----------------------------------------------------------------------------------------------------
RETAIL - 10.8%
   Best Buy Co., Inc. *                                                       204,300          9,708
   Dollar General Corp.                                                       277,075          5,542
   Dollar Tree Stores, Inc. *                                                 172,100          5,765
   Home Depot (The), Inc.                                                     199,500          6,354
   Lowe's Cos., Inc.                                                          183,500          9,524
   Staples, Inc. *                                                            374,925          8,904
   Wal-Mart Stores, Inc.                                                      381,300         21,296
   Walgreen Co.                                                                95,159          2,916
----------------------------------------------------------------------------------------------------
                                                                                              70,009
----------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 7.5%
   Applied Materials, Inc. *                                                  249,850          4,532
   Intel Corp.                                                                582,650         16,029
   Intersil Corp., Class A                                                    190,000          4,522
   Kla-Tencor Corp. *                                                          90,625          4,658
   Linear Technology Corp.                                                    274,000          9,812
   National Semiconductor Corp. *                                             274,750          8,872
----------------------------------------------------------------------------------------------------
                                                                                              48,425
----------------------------------------------------------------------------------------------------
SOFTWARE - 5.5%
   Cognos, Inc. *                                                             113,000          3,505
   Microsoft Corp.                                                            901,350         25,048
   SAP A.G. - Sponsored ADR                                                   226,000          6,873
----------------------------------------------------------------------------------------------------
                                                                                              35,426
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.5%
   Cisco Systems, Inc. *                                                      621,300         12,140
   QUALCOMM, Inc.                                                             137,500          5,725
   Vodafone Group PLC ADR                                                     230,700          4,672
----------------------------------------------------------------------------------------------------
                                                                                              22,537
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $579,877)                                                                              630,125

                                                                           PRINCIPAL
                                                                            AMOUNT         VALUE
                                                                            (000S)         (000S)
SHORT-TERM INVESTMENT - 1.7%
   Fifth Third Bank, Grand Cayman, Eurodollar Time Deposit,
     1.09%, 10/1/03                                                           $11,318        $11,318
----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $11,318)                                                                                11,318

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
(COST $591,195)                                                                              641,443
   Other Assets less Liabilities - 1.2%                                                        7,525
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $648,968

*    NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                              NORTHERN FUNDS SEMIANNUAL REPORT  21  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  GROWTH OPPORTUNITIES FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.0%
ADVERTISING - 0.7%
   R.H. Donnelley Corp. *                                                       2,500           $101
----------------------------------------------------------------------------------------------------
AIRLINES - 0.7%
   Frontier Airlines, Inc. *                                                    6,800            112
----------------------------------------------------------------------------------------------------
APPAREL - 2.2%
   Coach, Inc. *                                                                2,300            126
   K-Swiss, Inc., Class A                                                       4,100            147
   Wolverine World Wide, Inc.                                                   3,000             58
----------------------------------------------------------------------------------------------------
                                                                                                 331
----------------------------------------------------------------------------------------------------
BANKS - 1.7%
   Bank of America Corp.                                                        1,800            140
   UCBH Holdings, Inc.                                                          3,800            115
----------------------------------------------------------------------------------------------------
                                                                                                 255
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.9%
   Amgen, Inc. *                                                                1,800            116
   Genentech, Inc. *                                                            2,200            176
   Genzyme Corp. (General Division) *                                           4,500            208
   Martek Biosciences Corp. *                                                   4,700            248
----------------------------------------------------------------------------------------------------
                                                                                                 748
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.4%
   Advisory Board (The) Co. *                                                   2,700            123
   Apollo Group, Inc., Class A *                                                4,000            264
   Quanta Services, Inc. *                                                      6,400             53
   Rent-A-Center, Inc. *                                                        2,250             72
----------------------------------------------------------------------------------------------------
                                                                                                 512
----------------------------------------------------------------------------------------------------
COMPUTERS - 7.6%
   Anteon International Corp. *                                                 1,600             49
   CACI International, Inc., Class A *                                          1,300             56
   Dell, Inc. *                                                                 4,000            134
   Electronics for Imaging, Inc. *                                              5,200            121
   Intergraph Corp. *                                                           5,100            119
   Lexar Media, Inc. *                                                         10,000            170
   Magma Design Automation, Inc. *                                              2,900             57
   Mentor Graphics Corp. *                                                      7,500            132
   SRA International , Inc., Class A *                                          4,100            153
   Synopsys, Inc. *                                                             5,200            160
----------------------------------------------------------------------------------------------------
                                                                                               1,151
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.9%
   American Express Co.                                                         5,100            230
   Ameritrade Holding Corp. *                                                   6,000             67
   Knight Trading Group, Inc. *                                                11,000           $126
   Merrill Lynch & Co., Inc.                                                    3,000            161
   Morgan Stanley                                                               3,000            151
----------------------------------------------------------------------------------------------------
                                                                                                 735
----------------------------------------------------------------------------------------------------
ELECTRIC - 0.4%
   Westar Energy, Inc.                                                          3,600             66
----------------------------------------------------------------------------------------------------
ELECTRONICS - 1.4%
   Benchmark Electronics, Inc. *                                                2,400            102
   Cymer, Inc. *                                                                1,150             47
   Daktronics, Inc. *                                                           3,500             56
----------------------------------------------------------------------------------------------------
                                                                                                 205
----------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.0%
   Chicago Bridge & Iron Co. - N.Y. Registered Shares                           5,500            149
----------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.9%
   GTECH Holdings Corp.                                                         3,300            141
----------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 9.6%
   Cooper Cos., Inc.                                                            3,600            147
   Gen-Probe, Inc. *                                                            3,900            211
   Guidant Corp.                                                                3,800            178
   Inamed Corp. *                                                               2,600            191
   Kensey Nash Corp. *                                                          2,000             47
   Kyphon, Inc. *                                                               4,200             82
   Medtronic, Inc.                                                              3,600            169
   Resmed, Inc. *                                                               1,200             53
   Respironics, Inc. *                                                          1,400             58
   Stryker Corp.                                                                  700             53
   Vital Images, Inc. *                                                         1,637             30
   Zimmer Holdings, Inc. *                                                      4,300            237
----------------------------------------------------------------------------------------------------
                                                                                               1,456
----------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.7%
   Odyssey HealthCare, Inc. *                                                   3,800            113
   Select Medical Corp. *                                                       4,900            141
   UnitedHealth Group, Inc.                                                     3,000            151
----------------------------------------------------------------------------------------------------
                                                                                                 405
----------------------------------------------------------------------------------------------------
HOME BUILDERS - 1.3%
   NVR, Inc. *                                                                    410            191
----------------------------------------------------------------------------------------------------
HOME FURNISHINGS - 1.4%
   Harman International Industries, Inc.                                        2,200            216
----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 2.2%
   Fossil, Inc. *                                                               3,500             85

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  22  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.0% - CONTINUED
HOUSEHOLD PRODUCTS/WARES - 2.2% - (CONTINUED)
   Helen of Troy Ltd. *                                                         6,300           $152
   Yankee Candle Co., Inc. *                                                    3,600             92
----------------------------------------------------------------------------------------------------
                                                                                                 329
----------------------------------------------------------------------------------------------------
HOUSEWARES - 0.9%
   Toro Co.                                                                     2,900            131
----------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
   Delphi Financial Group, Inc., Class A                                        1,150             54
----------------------------------------------------------------------------------------------------
INTERNET - 13.9%
   Amazon.com, Inc. *                                                          11,000            532
   Ask Jeeves, Inc. *                                                           4,900             85
   eResearch Technology, Inc. *                                                 3,700            129
   eSPEED, Inc., Class A *                                                      3,700             84
   j2 Global Communications, Inc. *                                             9,200            348
   Netease.com ADR *                                                            6,100            340
   Sina Corp. *                                                                 3,300            118
   Sohu.com, Inc. *                                                             2,900             90
   United Online, Inc. *                                                        3,200            111
   Yahoo!, Inc. *                                                               7,200            255
----------------------------------------------------------------------------------------------------
                                                                                               2,092
----------------------------------------------------------------------------------------------------
IRON/STEEL - 0.4%
   Steel Dynamics, Inc. *                                                       3,600             55
----------------------------------------------------------------------------------------------------
LEISURE TIME - 1.0%
   Thor Industries, Inc.                                                        2,700            146
----------------------------------------------------------------------------------------------------
LODGING - 0.5%
   Station Casinos, Inc.                                                        2,500             77
----------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.4%
   UNOVA, Inc. *                                                                3,800             56
----------------------------------------------------------------------------------------------------
MEDIA - 1.5%
   EchoStar Communications Corp., Class A *                                     6,000            230
----------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.7%
   Actuant Corp., Class A *                                                     2,300            129
   Clarcor, Inc.                                                                1,800             70
   Trinity Industries, Inc.                                                     2,300             60
----------------------------------------------------------------------------------------------------
                                                                                                 259
----------------------------------------------------------------------------------------------------
OIL & GAS - 2.1%
   China Petroleum & Chemical Corp. ADR *                                       4,500            123
   Patina Oil & Gas Corp.                                                       3,700            134
   Southwestern Energy Co. *                                                    3,200             58
----------------------------------------------------------------------------------------------------
                                                                                                 315
----------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.2%
   Able Laboratories, Inc. *                                                    4,000            $75
   American Pharmaceutical Partners, Inc. *                                     2,355             74
   Atrix Labs, Inc. *                                                           4,700             97
   Axcan Pharma, Inc. *                                                         3,600             49
   Gilead Sciences, Inc. *                                                      3,200            179
   KV Pharmaceutical Co., Class A *                                             2,700             61
   QLT, Inc. *                                                                  3,400             54
   Teva Pharmaceutical Industries Ltd. ADR                                      3,500            200
----------------------------------------------------------------------------------------------------
                                                                                                 789
----------------------------------------------------------------------------------------------------
RETAIL - 3.9%
   Fred's, Inc.                                                                 3,500            115
   Pacific Sunwear of California, Inc. *                                        6,750            140
   Regis Corp.                                                                  1,900             61
   Tractor Supply Co. *                                                         5,300            174
   Urban Outfitters, Inc. *                                                     4,000            104
----------------------------------------------------------------------------------------------------
                                                                                                 594
----------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.3%
   Actel Corp. *                                                                3,600             86
   Integrated Circuit Systems, Inc. *                                           5,100            153
   Omnivision Technologies, Inc. *                                              4,534            192
   Photronics, Inc. *                                                           2,500             53
   Sigmatel, Inc.                                                                 882             18
----------------------------------------------------------------------------------------------------
                                                                                                 502
----------------------------------------------------------------------------------------------------
SOFTWARE - 4.8%
   Altiris, Inc. *                                                              6,400            168
   Ascential Software Corp. *                                                   6,500            121
   Avid Technology, Inc. *                                                      3,100            164
   Informatica Corp. *                                                         14,800            110
   MicroStrategy, Inc., Class A *                                               2,200            101
   Novell, Inc. *                                                              11,700             62
----------------------------------------------------------------------------------------------------
                                                                                                 726
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.9%
   Audiovox Corp., Class A *                                                    7,400             93
   Foundry Networks, Inc. *                                                     9,800            211
   Golden Telecom, Inc. *                                                       4,200            115
   Mobile Telesystems ADR *                                                     1,400            103
   Nextel Communications, Inc., Class A *                                      12,700            250
   QUALCOMM, Inc.                                                               6,000            250
   SafeNet, Inc. *                                                              3,700            134

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  23  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  GROWTH OPPORTUNITIES FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.0% - CONTINUED
TELECOMMUNICATIONS - 8.9% - (CONTINUED)
   Spectralink Corp. *                                                          3,000            $56
   VimpelCom ADR *                                                              2,050            125
----------------------------------------------------------------------------------------------------
                                                                                               1,337
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.2%
   CP Ships Ltd.                                                                3,200             68
   EGL, Inc. *                                                                  6,000            109
----------------------------------------------------------------------------------------------------
                                                                                                 177
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $11,673)                                                                                14,643

                                                                            PRINCIPAL
                                                                              AMOUNT          VALUE
                                                                              (000S)          (000S)
SHORT-TERM INVESTMENT - 0.9%
   Fifth Third Bank, Grand Cayman, Eurodollar Time Deposit,
     1.09%, 10/1/03                                                             $136             136
----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $136)                                                                                      136

----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 97.9%
(COST $11,809)                                                                                14,779
   Other Assets less Liabilities - 2.1%                                                          311
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                          $15,090

*    NON-INCOME PRODUCING Security

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  24  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  INCOME EQUITY FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 8.6%
BANKS - 0.9%
   Bank of America Corp.                                                       20,000         $1,561
   Bank One Corp.                                                              30,000          1,159
----------------------------------------------------------------------------------------------------
                                                                                               2,720
----------------------------------------------------------------------------------------------------
COMPUTERS - 0.3%
   Hewlett-Packard Co.                                                         50,000            968
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
   Alliance Capital Management Holding L.P.                                    25,000            837
----------------------------------------------------------------------------------------------------
ELECTRIC - 0.5%
   Scottish Power PLC ADR                                                      60,000          1,422
----------------------------------------------------------------------------------------------------
FOOD - 0.3%
   General Mills, Inc.                                                         20,000            941
----------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.6%
   Allied Capital Corp.                                                        75,000          1,844
----------------------------------------------------------------------------------------------------
MEDIA - 0.7%
   Disney (Walt) Co.                                                          100,000          2,017
----------------------------------------------------------------------------------------------------
OIL & GAS - 1.6%
   Apache Corp.                                                                21,000          1,456
   BP PLC ADR                                                                  24,000          1,010
   Marathon Oil Corp.                                                          40,000          1,140
   Royal Dutch Petroleum Co. - New York Shares                                 24,000          1,061
----------------------------------------------------------------------------------------------------
                                                                                               4,667
----------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.4%
   Schlumberger Ltd.                                                           25,000          1,210
----------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.8%
   Bristol-Myers Squibb Co.                                                    50,000          1,283
   Pfizer, Inc.                                                                30,000            912
----------------------------------------------------------------------------------------------------
                                                                                               2,195
----------------------------------------------------------------------------------------------------
REITS - 1.7%
   ProLogis                                                                    75,000          2,269
   Simon Property Group, Inc.                                                  40,000          1,743
   Tanger Factory Outlet Centers, Inc.                                         20,000            735
----------------------------------------------------------------------------------------------------
                                                                                               4,747
----------------------------------------------------------------------------------------------------
SOFTWARE - 0.2%
   Mercury Interactive Corp. *                                                 10,000            454
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.3%
   Nextel Communications, Inc., Class A *                                      40,000            788
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $22,669)                                                                                24,810

CONVERTIBLE PREFERRED STOCKS - 30.4%
AEROSPACE/DEFENSE - 1.0%
   Northrop Grumman Corp.                                                      30,000         $2,934
----------------------------------------------------------------------------------------------------
AUTO MANUFACTURERS - 2.6%
   Ford Motor Co. Capital Trust II                                             40,000          1,732
   General Motors Corp., Series B                                             100,000          2,298
   General Motors Corp., Series C                                             130,000          3,504
----------------------------------------------------------------------------------------------------
                                                                                               7,534
----------------------------------------------------------------------------------------------------
BANKS - 0.6%
   National Australia Banks Ltd.                                               50,000          1,800
----------------------------------------------------------------------------------------------------
BEVERAGES - 1.5%
   Constellation Brands, Inc.                                                 150,000          4,338
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.3%
   United Rentals Trust I                                                     100,000          3,800
----------------------------------------------------------------------------------------------------
COMPUTERS - 0.6%
   Electronic Data Systems Corp.                                               80,000          1,637
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
   Capital One Financial Corp.                                                 60,000          2,725
   Doral Financial Corp. - New York (1)                                        10,000          2,495
----------------------------------------------------------------------------------------------------
                                                                                               5,220
----------------------------------------------------------------------------------------------------
ELECTRIC - 2.8%
   Cinergy Corp.                                                               40,000          2,448
   FPL Group, Inc.                                                            100,000          5,696
----------------------------------------------------------------------------------------------------
                                                                                               8,144
----------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.4%
   International Paper Capital Trust                                           80,000          3,900
----------------------------------------------------------------------------------------------------
GAS - 0.4%
   Southern Union Co.                                                          20,000          1,111
----------------------------------------------------------------------------------------------------
INSURANCE - 3.9%
   Chubb Corp.                                                                 40,000          1,106
   Chubb Corp.                                                                 15,000            416
   Prudential Financial, Inc.                                                  20,000          1,201
   St. Paul Cos.                                                               80,000          5,597
   Travelers Property Casualty Corp.                                          120,000          2,753
----------------------------------------------------------------------------------------------------
                                                                                              11,073
----------------------------------------------------------------------------------------------------
IRON/STEEL - 0.5%
   United States Steel Corp.                                                   20,000          1,330
----------------------------------------------------------------------------------------------------
LEISURE TIME - 1.4%
   Six Flags, Inc.                                                            204,300          4,004
----------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.0%
   Cummins Capital Trust I                                                     95,000          5,617
----------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.9%
   Unocal Capital Trust                                                        50,000          2,563
----------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  25  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  INCOME EQUITY FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
CONVERTIBLE PREFERRED STOCKS - 30.4% - CONTINUED
PHARMACEUTICALS - 0.8%
   Omnicare, Inc.                                                              40,000         $2,250
----------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 2.7%
   New York Community Capital Trust V                                          80,000          5,120
   Washington Mutual, Inc.                                                     50,000          2,725
----------------------------------------------------------------------------------------------------
                                                                                               7,845
----------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.5%
   CenturyTel, Inc.                                                           160,000          4,432
   Motorola, Inc.                                                              75,000          2,844
----------------------------------------------------------------------------------------------------
                                                                                               7,276
----------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.7%
   CNF Trust I                                                                 80,000          3,926
   Union Pacific Capital Trust                                                 16,611            841
----------------------------------------------------------------------------------------------------
                                                                                               4,767
----------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $82,800)                                                                                87,143

                                                                          PRINCIPAL
                                                                            AMOUNT         VALUE
                                                                            (000S)         (000S)
CONVERTIBLE BONDS - 53.2%
ADVERTISING - 1.3%
   Interpublic Group Cos., Inc.,
   1.80%, 9/16/04                                                              $2,000          1,919
   1.87%, 6/1/06                                                                2,000          1,775
----------------------------------------------------------------------------------------------------
                                                                                               3,694
----------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.8%
   L-3 Communications Holdings, Inc.,
     4.00%, 9/15/11                                                             5,000          5,116
----------------------------------------------------------------------------------------------------
AGRICULTURE - 1.1%
   Bunge Ltd. Finance Corp., (1)
     3.75%, 11/15/22                                                            3,000          3,228
----------------------------------------------------------------------------------------------------
APPAREL - 0.4%
   Reebok International Ltd., (1)
     4.25%, 3/1/21                                                              1,000          1,048
----------------------------------------------------------------------------------------------------
AUTO MANUFACTURERS - 1.7%
   Navistar Financial Corp.,
     4.75%, 4/1/09 (1)                                                          2,000          1,984
     4.75%, 4/1/09                                                              3,000          2,955
----------------------------------------------------------------------------------------------------
                                                                                               4,939
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
   Medimmune Vaccines, Inc.,
     5.25%, 2/1/08                                                              4,000          4,044
----------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.4%
   Exult, Inc., (1)
     2.50%, 10/1/10                                                            $1,000           $991
----------------------------------------------------------------------------------------------------
COMPUTERS - 2.4%
   Electronic Data Systems Corp., (1)
     3.88%, 7/15/23                                                             3,000          2,948
   Hewlett-Packard Co.,
     0.00%, 10/14/17                                                            3,000          1,658
   Mentor Graphics Corp.,
     6.88%, 6/15/07                                                             2,000          2,219
----------------------------------------------------------------------------------------------------
                                                                                               6,825
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.6%
   IOS Capital LLC, (1)
     5.00%, 5/1/07                                                              2,000          1,843
----------------------------------------------------------------------------------------------------
ELECTRIC - 0.1%
   PPL Energy Supply LLC, (1)
     2.63%, 5/15/23                                                               250            248
----------------------------------------------------------------------------------------------------
ELECTRONICS - 1.9%
   Fisher Scientific International, (1)
     2.50%, 10/1/23                                                             5,000          5,508
----------------------------------------------------------------------------------------------------
FOOD - 1.5%
   General Mills, Inc., (1)
     0.00%, 10/28/22                                                            6,000          4,259
----------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.7%
   Medtronic, Inc.,
     1.25%, 9/15/21                                                             2,000          2,051
----------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.8%
   Health Management Associates, Inc., (1)
     1.50%, 8/1/23                                                              5,000          5,267
----------------------------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.8%
   Williams Holdings of Delaware, (1)
     5.50%, 6/1/33                                                                 40          2,420
----------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 1.9%
   Church & Dwight, Inc., (1)
     5.25%, 8/15/33                                                             5,000          5,317
----------------------------------------------------------------------------------------------------
INSURANCE - 2.3%
   AON Corp.,
     3.50%, 11/15/12                                                            2,000          2,341
   First American Corp.,
     4.50%, 4/15/08                                                             4,000          4,134
----------------------------------------------------------------------------------------------------
                                                                                               6,475
----------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  26  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
CONVERTIBLE BONDS - 53.2% - CONTINUED
INTERNET - 1.0%
   Amazon.com, Inc.,
     4.75%, 2/1/09                                                             $3,000         $2,878
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 0.9%
   Royal Caribbean Cruises Ltd.,
     0.00%, 2/2/21                                                              6,000          2,662
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.8%
   Briggs & Stratton,
     5.00%, 5/15/06 (1)                                                         2,500          3,131
     5.00%, 5/15/06                                                             1,500          1,878
-------------------------------------------------------------------------------------------------------
                                                                                               5,009
-------------------------------------------------------------------------------------------------------
MEDIA - 1.8%
   Disney (Walt) Co.,
     2.13%, 4/15/23                                                             2,000          2,065
   EchoStar Communications Corp.,
     4.88%, 1/1/07                                                              3,000          3,071
-------------------------------------------------------------------------------------------------------
                                                                                               5,136
-------------------------------------------------------------------------------------------------------
MINING - 2.2%
   Freeport-McMoRan Copper & Gold, Inc., (1)
     7.00%, 2/11/11                                                             2,500          3,361
   Inco Ltd.,
     7.75%, 3/15/16                                                             2,828          2,830
-------------------------------------------------------------------------------------------------------
                                                                                               6,191
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.8%
   Tyco International Group S.A., (1)
     2.75%, 1/15/18                                                             1,000          1,103
     3.13%, 1/15/23                                                             1,000          1,128
-------------------------------------------------------------------------------------------------------
                                                                                               2,231
-------------------------------------------------------------------------------------------------------
OIL & GAS - 0.7%
   Devon Energy Corp.,
     4.90%, 8/15/08                                                             2,000          2,045
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.1%
   Allergan, Inc.,
     0.00%, 11/6/22                                                             2,000          1,954
   Watson Pharmaceuticals, Inc., (1)
     1.75%, 3/15/23                                                             1,000          1,219
-------------------------------------------------------------------------------------------------------
                                                                                               3,173
-------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.7%
   EOP Operating LP,
     7.25%, 11/15/08                                                            2,000          2,095
-------------------------------------------------------------------------------------------------------
RETAIL - 9.9%
   Barnes & Noble, Inc.,
     5.25%, 3/15/09                                                            $3,000         $3,080
   Best Buy Co., Inc.,
     2.25%, 1/15/22 (1)                                                         2,000          2,081
     2.25%, 1/15/22                                                             4,000          4,163
   Gap (The), Inc.,
     5.75%, 3/15/09 (1)                                                         1,000          1,261
     5.75%, 3/15/09                                                             1,000          1,261
   Guitar Center, Inc.,
     4.00%, 7/15/13                                                             4,000          4,611
   JC Penney Co., Inc., (1)
     5.00%, 10/15/08                                                            3,000          3,061
   PEP Boys - Manny Joe & Jack,
     4.25%, 6/1/07                                                              6,000          5,827
   TJX Cos., Inc., (1)
     0.00%, 2/13/21                                                             4,000          3,077
-------------------------------------------------------------------------------------------------------
                                                                                              28,422
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 2.5%
   Fairchild Semiconductor International, Inc., (1)
     5.00%, 11/1/08                                                             2,000          1,962
   International Rectifier Corp.,
     4.25%, 7/15/07                                                             4,000          3,814
   Lam Research Corp., (1)
     4.00%, 6/1/06                                                              1,500          1,440
-------------------------------------------------------------------------------------------------------
                                                                                               7,216
-------------------------------------------------------------------------------------------------------
SOFTWARE - 1.8%
   First Data Corp.,
     2.00%, 3/1/08                                                              2,000          2,177
   Keane, Inc., (1)
     2.00%, 6/15/13                                                             3,000          2,907
-------------------------------------------------------------------------------------------------------
                                                                                               5,084
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.4%
   Andrew Corp., (1)
     3.25%, 8/15/13                                                             1,000          1,177
   Nextel Communications, Inc.,
     6.00%, 6/1/11                                                              4,000          4,364
   US Cellular Corp.,
     0.00%, 6/15/15                                                             9,000          4,179
-------------------------------------------------------------------------------------------------------
                                                                                               9,720
-------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.0%
   United Parcel Service, Inc.,
     1.75%, 9/27/07                                                             3,000          2,986
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  27  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  INCOME EQUITY FUND (CONTINUED)

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
CONVERTIBLE BONDS - 53.2% - CONTINUED
TRUCKING & LEASING - 1.5%
   GATX Corp.,
     7.50%, 2/1/07                                                             $4,000         $4,285
-------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(COST $144,662)                                                                              152,406

SHORT-TERM INVESTMENT - 6.5%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                            18,545         18,545
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $18,545)                                                                                18,545

TOTAL INVESTMENTS - 98.7%
(COST $268,676)                                                                              282,904
   Other Assets less Liabilities - 1.3%                                                        3,653
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $286,557

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKERS, OR IF NOT AVAILABLE IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRUSTEES OF NORTHERN FUNDS. AT SEPTEMBER 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $64,464,000 OR 22.5% OF NET ASSETS.

*    NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  28  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  INTERNATIONAL GROWTH EQUITY FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 92.7%
AUSTRALIA - 1.8%
   Telstra Corp. Ltd.                                                       1,672,187         $5,365
-------------------------------------------------------------------------------------------------------
CANADA - 1.5%
   Royal Bank of Canada                                                       100,439          4,420
-------------------------------------------------------------------------------------------------------
CHINA - 1.9%
   PetroChina Co. Ltd., Class H                                            16,790,000          5,691
-------------------------------------------------------------------------------------------------------
FRANCE - 11.6%
   Axa                                                                        333,757          5,624
   Credit Agricole S.A.                                                       224,972          4,383
   Orange S.A.*                                                               469,310          4,782
   Societe Generale                                                            85,895          5,722
   Total S.A.                                                                  59,179          8,932
   Vivendi Universal S.A.*                                                    295,792          5,236
-------------------------------------------------------------------------------------------------------
                                                                                              34,679
-------------------------------------------------------------------------------------------------------
GERMANY - 10.1%
   Altana A.G.                                                                 85,541          5,458
   Deutsche Boerse A.G.                                                       100,296          5,116
   E.ON A.G.                                                                  114,544          5,589
   Henkel KGaA - Preferred                                                     66,932          4,579
   Metro A.G.                                                                 120,331          4,380
   Muenchener Rueckversicherungs A.G (Registered)                              49,328          4,901
-------------------------------------------------------------------------------------------------------
                                                                                              30,023
-------------------------------------------------------------------------------------------------------
ITALY - 3.1%
   ENI S.p.A.                                                                 377,320          5,765
   Snam Rete Gas S.p.A                                                        883,657          3,406
-------------------------------------------------------------------------------------------------------
                                                                                               9,171
-------------------------------------------------------------------------------------------------------
JAPAN - 24.4%
   Asahi Glass Co. Ltd.                                                       839,000          5,775
   Bridgestone Corp.                                                          363,000          4,858
   Canon, Inc.                                                                122,000          5,963
   JFE Holdings, Inc.                                                         271,300          5,925
   Komatsu Ltd.                                                               213,000          1,110
   Mitsubishi Corp.                                                           684,000          5,859
   Mitsui Chemicals, Inc.                                                     903,000          5,214
   Mitsui Mining & Smelting Co. Ltd.                                        1,850,000          6,558
   Takeda Chemical Industries Ltd.                                            146,400          5,334
   Tokyo Electric Power Co., Inc.                                             220,900          4,726
   Yamaha Corp.                                                               334,300          6,329
   Yamaha Motor Co. Ltd.                                                      433,000          4,608
   Yamanouchi Pharmaceutical Co. Ltd.                                         162,100          4,469
   Yokogawa Electric Corp.                                                    621,000         $5,948
-------------------------------------------------------------------------------------------------------
                                                                                              72,676
-------------------------------------------------------------------------------------------------------
NETHERLANDS - 5.7%
   ING Groep N.V. - CVA                                                       238,487          4,369
   Koninklijke Philips Electronics N.V.                                       312,864          7,090
   Royal KPN N.V. *                                                           723,939          5,421
-------------------------------------------------------------------------------------------------------
                                                                                              16,880
-------------------------------------------------------------------------------------------------------
SPAIN - 4.2%
   Acerinox S.A.                                                               62,826          2,657
   ACS Actividades de Construccion y Servicios S.A.                           124,744          5,283
   Amadeus Global Travel Distribution S.A., Class A                           709,339          4,461
-------------------------------------------------------------------------------------------------------
                                                                                              12,401
-------------------------------------------------------------------------------------------------------
SWEDEN - 3.2%
   Atlas Copco AB, Class A                                                    163,045          4,785
   Skandinaviska Enskilda Banken (SEB), Class A                               451,302          4,930
-------------------------------------------------------------------------------------------------------
                                                                                               9,715
-------------------------------------------------------------------------------------------------------
SWITZERLAND - 7.9%
   Adecco S.A. (Registered)                                                   107,505          5,312
   Credit Suisse Group                                                        171,020          5,471
   Roche Holding A.G. (Genusschein)                                            86,851          7,201
   Swiss Reinsurance (Registered)                                               8,355            531
   Zurich Financial Services A.G.                                              40,051          5,004
-------------------------------------------------------------------------------------------------------
                                                                                              23,519
-------------------------------------------------------------------------------------------------------
UNITED KINGDOM - 17.3%
   Amersham PLC                                                               575,056          4,949
   BHP Billiton PLC                                                           906,365          6,016
   BP PLC                                                                   1,224,805          8,404
   GUS PLC                                                                    191,771          2,090
   HSBC Holdings PLC                                                          491,251          6,476
   Intercontinental Hotels Group PLC *                                        451,012          3,597
   Reed Elsevier PLC                                                          602,860          4,715
   Royal Bank of Scotland Group PLC                                           179,470          4,562
   Unilever PLC                                                                94,520            807
   Vodafone Group PLC                                                       5,064,828         10,098
-------------------------------------------------------------------------------------------------------
                                                                                              51,714
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $229,893)                                                                              276,254

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  29  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  INTERNATIONAL GROWTH EQUITY FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
RIGHT - 0.0%
   Axa *                                                                      152,757             $7
-------------------------------------------------------------------------------------------------------
TOTAL RIGHT
(COST $-)                                                                                          7

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENT - 6.7%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                           $19,891         19,891
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $19,891)                                                                                19,891

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.4%
(COST $249,784)                                                                              296,152
   Other Assets less Liabilities - 0.6%                                                        1,937
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $298,089

*    NON-INCOME PRODUCING SECURITY

At September 30, 2003, the International Growth Equity Fund had open futures contracts as follows:

                                         NOTIONAL                                  UNREALIZED
                            NUMBER OF     AMOUNT        CONTRACT      CONTRACT       LOSSES
TYPE                        CONTRACTS     (000S)        POSITION        EXP.         (000S)
EuroStoxx-50                   140        $3,921          Long         12/03         $(322)

FTSE 100                        59         4,025          Long         12/03          (207)

Nikkei 225                      21         1,927          Long         12/03          (132)
----------------------------------------------------------------------------------------------
Total                                                                                $(661)

Liquid assets are pledged as collateral to cover margin requirements for open futures contracts.

At September 30, 2003, the International Growth Equity Fund's investments were diversified as follows:

INDUSTRY SECTOR                                   PERCENTAGE
Consumer Discretionary                                  13.9%
Consumer Staples                                         3.5
Energy                                                  10.4
Financials                                              22.3
Health Care                                              9.9
Industrials                                             10.2
Information Technology                                   5.9
Materials                                                9.6
Telecommunication Services                               9.3
Utilities                                                5.0
------------------------------------------------------------
Total                                                  100.0%

At September 30, 2003, the International Growth Equity Fund's investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY                          PERCENTAGE
Euro                                                     34.8%
Japanese Yen                                             24.6
British Pound                                            17.5
Swiss Franc                                               7.9
United States Dollar                                      6.7
All other currencies less than 5%                         8.5
-------------------------------------------------------------
Total                                                   100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  30  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  LARGE CAP VALUE FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 95.4%
AEROSPACE/DEFENSE - 0.4%
   Northrop Grumman Corp.                                                      30,000         $2,587
-------------------------------------------------------------------------------------------------------
BANKS - 5.3%
   Comerica, Inc.                                                             230,000         10,718
   Wachovia Corp.                                                             301,000         12,398
   Wells Fargo & Co.                                                          235,000         12,103
-------------------------------------------------------------------------------------------------------
                                                                                              35,219
-------------------------------------------------------------------------------------------------------
BEVERAGES - 2.0%
   Coca-Cola (The) Co.                                                        305,000         13,103
-------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 1.8%
   Masco Corp.                                                                495,000         12,118
-------------------------------------------------------------------------------------------------------
CHEMICALS - 3.2%
   Dow Chemical (The) Co.                                                     359,000         11,682
   Rohm & Haas Co.                                                            291,000          9,734
-------------------------------------------------------------------------------------------------------
                                                                                              21,416
-------------------------------------------------------------------------------------------------------
COMPUTERS - 3.8%
   Electronic Data Systems Corp.                                              531,000         10,726
   Hewlett-Packard Co.                                                        732,000         14,172
-------------------------------------------------------------------------------------------------------
                                                                                              24,898
-------------------------------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 5.8%
   Avon Products, Inc.                                                        177,000         11,427
   Kimberly-Clark Corp.                                                       274,000         14,062
   Procter & Gamble Co.                                                       136,000         12,623
-------------------------------------------------------------------------------------------------------
                                                                                              38,112
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.0%
   CIT Group, Inc.                                                            441,000         12,683
   Citigroup, Inc.                                                            271,000         12,333
   Morgan (J.P.) Chase & Co.                                                  383,000         13,148
   Morgan Stanley                                                             288,000         14,533
-------------------------------------------------------------------------------------------------------
                                                                                              52,697
-------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
   Emerson Electric Co.                                                       236,000         12,425
-------------------------------------------------------------------------------------------------------
FOOD - 1.8%
   General Mills, Inc.                                                        258,000         12,144
-------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 3.2%
   International Paper Co.                                                    305,000         11,901
   MeadWestvaco Corp.                                                         375,000          9,563
-------------------------------------------------------------------------------------------------------
                                                                                              21,464
-------------------------------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 1.4%
   Snap-On, Inc.                                                              344,000          9,512
-------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 2.3%
   Baxter International, Inc.                                                 532,000         15,460
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.8%
   Avery Dennison Corp.                                                        99,000         $5,001
-------------------------------------------------------------------------------------------------------
HOUSEWARES - 1.1%
   Newell Rubbermaid, Inc.                                                    330,000          7,151
-------------------------------------------------------------------------------------------------------
INSURANCE - 9.1%
   Allstate (The) Corp.                                                       351,000         12,822
   Hartford Financial Services Group, Inc.                                    256,000         13,473
   Lincoln National Corp.                                                     348,000         12,312
   Marsh & McLennan Cos., Inc.                                                267,000         12,712
   SAFECO Corp.                                                               250,000          8,815
-------------------------------------------------------------------------------------------------------
                                                                                              60,134
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 2.1%
   Royal Caribbean Cruises Ltd.                                               495,000         13,914
-------------------------------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 2.0%
   Caterpillar, Inc.                                                          194,000         13,355
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.9%
   Deere & Co.                                                                233,000         12,421
-------------------------------------------------------------------------------------------------------
MEDIA - 2.0%
   McGraw-Hill Cos. (The), Inc.                                               212,000         13,172
-------------------------------------------------------------------------------------------------------
MINING - 2.1%
   Alcoa, Inc.                                                                518,000         13,551
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 7.4%
   3M Co.                                                                     176,000         12,157
   General Electric Co.                                                       473,000         14,100
   Honeywell International, Inc.                                              532,000         14,018
   Pall Corp.                                                                 371,000          8,325
-------------------------------------------------------------------------------------------------------
                                                                                              48,600
-------------------------------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 1.4%
   Pitney Bowes, Inc.                                                         238,000          9,120
-------------------------------------------------------------------------------------------------------
OIL & GAS - 4.1%
   ChevronTexaco Corp.                                                        158,000         11,289
   ConocoPhillips                                                             222,697         12,193
   Unocal Corp.                                                               105,000          3,309
-------------------------------------------------------------------------------------------------------
                                                                                              26,791
-------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 3.5%
   Halliburton Co.                                                            469,000         11,373
   Schlumberger Ltd.                                                          247,000         11,955
-------------------------------------------------------------------------------------------------------
                                                                                              23,328
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%
   Abbott Laboratories                                                        348,000         14,807
   Medco Health Solutions, Inc. *                                                   1              -
   Merck & Co., Inc.                                                          278,000         14,072

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  31  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  LARGE CAP VALUE FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 95.4% - CONTINUED
PHARMACEUTICALS - 6.5% - (CONTINUED)
   Pfizer, Inc.                                                               457,000        $13,884
-------------------------------------------------------------------------------------------------------
                                                                                              42,763
-------------------------------------------------------------------------------------------------------
RETAIL - 4.0%
   Limited Brands                                                             747,000         11,265
   Penney (J.C.) Co., Inc. (Holding Co.)                                      701,000         14,980
-------------------------------------------------------------------------------------------------------
                                                                                              26,245
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 6.5%
   Alltel Corp.                                                               312,000         14,458
   BellSouth Corp.                                                            591,000         13,995
   Motorola, Inc.                                                           1,215,000         14,544
-------------------------------------------------------------------------------------------------------
                                                                                              42,997
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $589,013)                                                                              629,698

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENT - 4.1%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                           $26,989         26,989
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $26,989)                                                                                26,989

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5%
(COST $616,002)                                                                              656,687
   Other Assets less Liabilities - 0.5%                                                        3,207
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $659,894

*    NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  32  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  MID CAP GROWTH FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.7%
APPAREL - 2.3%
   Coach, Inc. *                                                              126,500         $6,907
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 7.0%
   Career Education Corp. *                                                   135,500          6,138
   Corinthian Colleges, Inc. *                                                106,200          6,070
   Paychex, Inc.                                                              125,400          4,255
   University of Phoenix Online *                                              70,000          4,661
-------------------------------------------------------------------------------------------------------
                                                                                              21,124
-------------------------------------------------------------------------------------------------------
COMPUTERS - 5.4%
   NetScreen Technologies, Inc. *                                             133,300          2,964
   Network Appliance, Inc. *                                                  253,000          5,194
   Sandisk Corp. *                                                             59,260          3,777
   Sungard Data Systems, Inc. *                                               161,500          4,249
-------------------------------------------------------------------------------------------------------
                                                                                              16,184
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
   Legg Mason, Inc.                                                            63,300          4,570
-------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.9%
   Cymer, Inc. *                                                               88,100          3,630
   FEI Co. *                                                                  171,700          4,008
   Jabil Circuit, Inc. *                                                      160,400          4,178
-------------------------------------------------------------------------------------------------------
                                                                                              11,816
-------------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.4%
   Jacobs Engineering Group, Inc. *                                            93,700          4,226
-------------------------------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 2.4%
   Stericycle, Inc. *                                                         149,100          7,033
-------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.1%
   Guidant Corp.                                                               89,200          4,179
   Zimmer Holdings, Inc. *                                                     93,700          5,163
-------------------------------------------------------------------------------------------------------
                                                                                               9,342
-------------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 4.1%
   American Healthways, Inc. *                                                 38,142          1,601
   Coventry Health Care, Inc. *                                                59,900          3,159
   Odyssey HealthCare, Inc. *                                                  68,900          2,055
   Select Medical Corp. *                                                     192,000          5,530
-------------------------------------------------------------------------------------------------------
                                                                                              12,345
-------------------------------------------------------------------------------------------------------
HOME BUILDERS - 1.1%
   Lennar Corp., Class A                                                       42,900          3,337
-------------------------------------------------------------------------------------------------------
HOME FURNISHINGS - 2.0%
   Harman International Industries, Inc.                                       61,000          5,999
-------------------------------------------------------------------------------------------------------
INTERNET - 3.2%
   Amazon.com, Inc. *                                                         103,900          5,025
   Symantec Corp. *                                                            74,500         $4,695
-------------------------------------------------------------------------------------------------------
                                                                                               9,720
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 1.0%
   Royal Caribbean Cruises Ltd.                                               101,700          2,859
-------------------------------------------------------------------------------------------------------
LODGING - 3.3%
   Mandalay Resort Group                                                      120,900          4,789
   Station Casinos, Inc.                                                      168,300          5,150
-------------------------------------------------------------------------------------------------------
                                                                                               9,939
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.3%
   Zebra Technologies Corp., Class A *                                         76,200          3,930
-------------------------------------------------------------------------------------------------------
MEDIA - 1.7%
   Univision Communications, Inc., Class A *                                  159,300          5,086
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.9%
   Danaher Corp.                                                               59,900          4,424
   Dover Corp.                                                                122,000          4,315
-------------------------------------------------------------------------------------------------------
                                                                                               8,739
-------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.5%
   Smith International, Inc. *                                                120,900          4,350
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 11.8%
   aaiPharma, Inc. *                                                          118,600          2,029
   Barr Laboratories, Inc. *                                                   67,800          4,625
   Forest Laboratories, Inc. *                                                 58,200          2,994
   Gilead Sciences, Inc. *                                                     89,200          4,989
   Medimmune, Inc. *                                                          127,600          4,212
   Neurocrine Biosciences, Inc. *                                              84,700          4,194
   NPS Pharmaceuticals, Inc. *                                                186,400          5,191
   Pharmaceutical Resources, Inc. *                                            46,300          3,159
   Teva Pharmaceutical Industries Ltd. ADR                                     68,900          3,938
-------------------------------------------------------------------------------------------------------
                                                                                              35,331
-------------------------------------------------------------------------------------------------------
RETAIL - 13.2%
   Applebee's International, Inc.                                             142,300          4,480
   Bebe Stores, Inc. *                                                        198,800          5,387
   Brinker International, Inc. *                                              134,400          4,484
   Dollar Tree Stores, Inc. *                                                 116,300          3,896
   Family Dollar Stores, Inc.                                                 117,500          4,687
   P.F. Chang's China Bistro, Inc. *                                           60,900          2,762
   Petsmart, Inc.                                                             255,300          5,795
   Ross Stores, Inc.                                                           91,500          4,242

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  33  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 33, 2003 (UNAUDITED)
  MID CAP GROWTH FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - CONTINUED
RETAIL - 13.2% - (CONTINUED)
   Tractor Supply Co. *                                                       115,200         $3,780
-------------------------------------------------------------------------------------------------------
                                                                                              39,513
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 9.0%
   Entegris, Inc. *                                                           317,400          3,587
   Intersil Corp., Class A                                                    122,000          2,903
   Marvell Technology Group Ltd. *                                            117,500          4,436
   Microchip Technology, Inc.                                                 136,700          3,272
   Novellus Systems, Inc. *                                                    76,800          2,592
   Omnivision Technologies, Inc. *                                            105,000          4,435
   QLogic Corp. *                                                              66,600          3,131
   Xilinx, Inc. *                                                              96,000          2,737
-------------------------------------------------------------------------------------------------------
                                                                                              27,093
-------------------------------------------------------------------------------------------------------
SOFTWARE - 12.8%
   BEA Systems, Inc. *                                                        391,900          4,722
   Cognos, Inc. *                                                             212,300          6,586
   Documentum, Inc. *                                                         244,000          5,200
   Fiserv, Inc. *                                                             115,200          4,174
   Mercury Interactive Corp. *                                                109,600          4,977
   National Instruments Corp.                                                 122,000          4,910
   SEI Investments Co.                                                        124,200          4,036
   Veritas Software Corp. *                                                   124,200          3,900
-------------------------------------------------------------------------------------------------------
                                                                                              38,505
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.8%
   Adtran, Inc.                                                                85,800          5,249
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $266,424)                                                                              293,197

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENT - 2.4%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                            $7,111          7,111
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $7,111)                                                                                  7,111

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
(COST $273,535)                                                                              300,308
   Liabilities less Other Assets - (0.1)%                                                       (325)
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $299,983

*    NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  34  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  SELECT EQUITY FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 100.2%
AEROSPACE/DEFENSE - 2.5%
   United Technologies Corp.                                                  148,000        $11,437
-------------------------------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.9%
   PACCAR, Inc.                                                                55,900          4,175
-------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.7%
   Johnson Controls, Inc.                                                      33,900          3,207
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 6.5%
   Amgen, Inc. *                                                              159,200         10,280
   Genentech, Inc. *                                                          134,900         10,811
   Genzyme Corp. *                                                             60,300          2,789
   Gilead Sciences, Inc. *                                                     98,400          5,503
-------------------------------------------------------------------------------------------------------
                                                                                              29,383
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.0%
   Apollo Group, Inc., Class A *                                              110,000          7,263
   First Data Corp.                                                            56,700          2,266
   Paychex, Inc.                                                              169,100          5,738
   Sungard Data Systems, Inc. *                                               110,000          2,894
-------------------------------------------------------------------------------------------------------
                                                                                              18,161
-------------------------------------------------------------------------------------------------------
COMPUTERS - 9.5%
   Dell, Inc. *                                                               465,000         15,526
   EMC Corp. of Massachusetts *                                               555,900          7,021
   International Business Machines Corp.                                       38,700          3,418
   Maxtor Corp. *                                                             117,500          1,430
   Network Appliance, Inc. *                                                   99,400          2,041
   Seagate Technology                                                         199,300          5,421
   Synopsys, Inc. *                                                            78,600          2,419
   Veritas Software Corp. *                                                   176,000          5,526
-------------------------------------------------------------------------------------------------------
                                                                                              42,802
-------------------------------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.6%
   Avon Products, Inc.                                                         65,900          4,255
   Procter & Gamble Co.                                                        31,000          2,877
-------------------------------------------------------------------------------------------------------
                                                                                               7,132
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 6.8%
   American Express Co.                                                       298,000         13,428
   Ameritrade Holding Corp. *                                                 199,000          2,239
   Franklin Resources, Inc.                                                    82,400          3,643
   Goldman Sachs Group, Inc.                                                  109,600          9,195
   Legg Mason, Inc.                                                            31,300          2,260
-------------------------------------------------------------------------------------------------------
                                                                                              30,765
-------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.9%
   Amphenol Corp., Class A *                                                   33,000         $1,718
   Jabil Circuit, Inc. *                                                       99,600          2,594
-------------------------------------------------------------------------------------------------------
                                                                                               4,312
-------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.6%
   International Game Technology                                               99,400          2,798
-------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 4.7%
   Johnson & Johnson                                                          130,000          6,438
   Medtronic, Inc.                                                            165,000          7,742
   Stryker Corp.                                                               92,000          6,928
-------------------------------------------------------------------------------------------------------
                                                                                              21,108
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.3%
   Fortune Brands, Inc.                                                        23,000          1,305
-------------------------------------------------------------------------------------------------------
INTERNET - 5.5%
   Amazon.com, Inc. *                                                         153,900          7,443
   eBay, Inc. *                                                               151,400          8,101
   Yahoo!, Inc. *                                                             263,000          9,305
-------------------------------------------------------------------------------------------------------
                                                                                              24,849
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Royal Caribbean Cruises Ltd.                                                73,700          2,072
-------------------------------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 2.0%
   Caterpillar, Inc.                                                          129,300          8,901
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.7%
   Rockwell Automation, Inc.                                                   82,300          2,161
   Zebra Technologies Corp., Class A *                                         19,650          1,013
-------------------------------------------------------------------------------------------------------
                                                                                               3,174
-------------------------------------------------------------------------------------------------------
MEDIA - 1.6%
   EchoStar Communications Corp., Class A *                                   189,100          7,237
-------------------------------------------------------------------------------------------------------
MINING - 1.9%
   Newmont Mining Corp.                                                       218,000          8,522
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 6.8%
   3M Co.                                                                     150,000         10,361
   Dover Corp.                                                                 72,300          2,557
   General Electric Co.                                                       464,900         13,859
   Ingersoll-Rand Co., Class A                                                 72,800          3,890
-------------------------------------------------------------------------------------------------------
                                                                                              30,667
-------------------------------------------------------------------------------------------------------
OIL & GAS - 1.0%
   Occidental Petroleum Corp.                                                 130,900          4,611
-------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.8%
   Halliburton Co.                                                            154,000          3,734
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  35  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  SELECT EQUITY FUND (CONTINUED)

                                                                            NUMBER         VALUE
                                                                          OF SHARES        (000S)
COMMON STOCKS - 100.2% - CONTINUED
PHARMACEUTICALS - 6.5%
   Barr Laboratories, Inc. *                                                   19,300         $1,316
   Celgene Corp. *                                                             57,500          2,491
   Lilly (Eli) & Co.                                                           46,900          2,786
   Mylan Laboratories, Inc.                                                   100,700          3,892
   Pfizer, Inc.                                                               310,000          9,418
   Teva Pharmaceutical Industries Ltd. ADR                                    112,100          6,407
   Wyeth                                                                       66,000          3,043
-------------------------------------------------------------------------------------------------------
                                                                                              29,353
-------------------------------------------------------------------------------------------------------
RETAIL - 10.1%
   Best Buy Co., Inc. *                                                       152,400          7,242
   Dollar General Corp.                                                       149,000          2,980
   Dollar Tree Stores, Inc. *                                                  76,700          2,569
   Family Dollar Stores, Inc.                                                 113,200          4,516
   Kohl's Corp. *                                                              14,000            749
   Lowe's Cos., Inc.                                                           75,600          3,924
   Petsmart, Inc.                                                             102,000          2,315
   Ross Stores, Inc.                                                           43,000          1,993
   Staples, Inc. *                                                            175,000          4,156
   Starbucks Corp. *                                                          165,800          4,775
   Tiffany & Co.                                                               53,000          1,979
   Wal-Mart Stores, Inc.                                                      150,000          8,378
-------------------------------------------------------------------------------------------------------
                                                                                              45,576
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 7.9%
   Analog Devices, Inc. *                                                     136,000          5,171
   Applied Materials, Inc. *                                                  166,200          3,015
   Intel Corp.                                                                581,013         15,983
   Kla-Tencor Corp. *                                                         101,900          5,238
   Lam Research Corp. *                                                        65,000          1,440
   Marvell Technology Group Ltd. *                                             56,500          2,133
   Microchip Technology, Inc.                                                  40,600            972
   QLogic Corp. *                                                              36,700          1,725
-------------------------------------------------------------------------------------------------------
                                                                                              35,677
-------------------------------------------------------------------------------------------------------
SOFTWARE - 7.3%
   Cognos, Inc. *                                                              45,000          1,396
   Computer Associates International, Inc.                                    337,900          8,822
   Mercury Interactive Corp. *                                                 49,000          2,225
   Microsoft Corp.                                                            468,000         13,006
   SAP A.G. - Sponsored ADR                                                   160,800          4,890
   Symantec Corp. *                                                            44,000          2,773
-------------------------------------------------------------------------------------------------------
                                                                                              33,112
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 7.2%
   Adtran, Inc.                                                                21,700         $1,328
   AT&T Wireless Services, Inc. *                                             722,000          5,906
   Cisco Systems, Inc. *                                                      806,000         15,749
   Foundry Networks, Inc. *                                                   102,000          2,194
   Nextel Communications, Inc., Class A *                                     366,700          7,220
-------------------------------------------------------------------------------------------------------
                                                                                              32,397
-------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
   FedEx Corp.                                                                105,600          6,804
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $407,343)                                                                              453,271

                                                                              PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENT - 0.0%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                               $49             49
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $49)                                                                                        49

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.2%
(COST $407,392)                                                                              453,320
   Liabilities less Other Assets - (0.2)%                                                       (923)
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $452,397

*    NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  36  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  SMALL CAP GROWTH FUND

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 91.7%
ADVERTISING - 0.8%
   R.H. Donnelley Corp. *                                                      32,700         $1,321
-------------------------------------------------------------------------------------------------------
AIRLINES - 0.9%
   Frontier Airlines, Inc. *                                                   92,100          1,516
-------------------------------------------------------------------------------------------------------
APPAREL - 2.7%
   Coach, Inc. *                                                               33,900          1,851
   K-Swiss, Inc., Class A                                                      50,800          1,828
   Wolverine World Wide, Inc.                                                  38,600            749
-------------------------------------------------------------------------------------------------------
                                                                                               4,428
-------------------------------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.4%
   Wabash National Corp. *                                                     43,500            694
-------------------------------------------------------------------------------------------------------
BANKS - 0.9%
   UCBH Holdings, Inc.                                                         50,400          1,523
-------------------------------------------------------------------------------------------------------
BEVERAGES - 0.4%
   Peet's Coffee & Tea, Inc. *                                                 35,000            684
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%
   Martek Biosciences Corp. *                                                  60,100          3,165
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.7%
   Advisory Board (The) Co. *                                                  38,900          1,768
   Bright Horizons Family Solutions, Inc. *                                     7,439            297
   Icon PLC ADR *                                                              19,900            754
   Quanta Services, Inc. *                                                     83,500            691
   Rent-A-Center, Inc. *                                                       30,500            985
-------------------------------------------------------------------------------------------------------
                                                                                               4,495
-------------------------------------------------------------------------------------------------------
COMPUTERS - 7.7%
   Anteon International Corp. *                                                24,000            734
   CACI International, Inc., Class A *                                         17,600            754
   Electronics for Imaging, Inc. *                                             75,700          1,765
   Intergraph Corp. *                                                          66,000          1,536
   Lexar Media, Inc. *                                                        134,800          2,297
   Magma Design Automation, Inc. *                                             37,900            744
   Mentor Graphics Corp. *                                                     99,300          1,741
   SRA International, Inc., Class A *                                          53,000          1,984
   Stratasys, Inc. *                                                           25,800          1,100
-------------------------------------------------------------------------------------------------------
                                                                                              12,655
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.7%
   Ameritrade Holding Corp. *                                                  90,600          1,019
   Knight Trading Group, Inc. *                                               152,000          1,741
-------------------------------------------------------------------------------------------------------
                                                                                               2,760
-------------------------------------------------------------------------------------------------------
ELECTRIC - 0.6%
   Westar Energy, Inc.                                                         50,000           $923
-------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.8%
   Benchmark Electronics, Inc. *                                               34,200          1,445
   Cymer, Inc. *                                                               16,700            688
   Daktronics, Inc. *                                                          47,700            764
-------------------------------------------------------------------------------------------------------
                                                                                               2,897
-------------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 1.3%
   Chicago Bridge & Iron Co. - N.Y. Registered Shares                          79,100          2,148
-------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.1%
   GTECH Holdings Corp.                                                        42,500          1,821
-------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 6.9%
   Cooper Cos., Inc.                                                           51,800          2,111
   Gen-Probe, Inc. *                                                           57,300          3,104
   Inamed Corp. *                                                              33,900          2,490
   Kensey Nash Corp. *                                                         25,500            599
   Kyphon, Inc. *                                                              59,900          1,168
   Resmed, Inc. *                                                              15,900            699
   Respironics, Inc. *                                                         18,600            777
   Vital Images, Inc. *                                                        21,555            403
-------------------------------------------------------------------------------------------------------
                                                                                              11,351
-------------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.1%
   Odyssey HealthCare, Inc. *                                                  54,800          1,634
   Select Medical Corp. *                                                      65,000          1,872
-------------------------------------------------------------------------------------------------------
                                                                                               3,506
-------------------------------------------------------------------------------------------------------
HOME FURNISHINGS - 2.3%
   Digital Theater Systems, Inc. *                                             27,190            774
   Harman International Industries, Inc.                                       30,000          2,951
-------------------------------------------------------------------------------------------------------
                                                                                               3,725
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 3.1%
   Fossil, Inc. *                                                              50,300          1,219
   Helen of Troy Ltd. *                                                        79,400          1,923
   Jarden Corp. *                                                              11,200            423
   Yankee Candle Co., Inc. *                                                   58,000          1,478
-------------------------------------------------------------------------------------------------------
                                                                                               5,043
-------------------------------------------------------------------------------------------------------
HOUSEWARES - 1.0%
   Toro Co.                                                                    37,000          1,665
-------------------------------------------------------------------------------------------------------
INSURANCE - 2.0%
   Delphi Financial Group, Inc., Class A                                       16,800            781
   Max Re Capital Ltd.                                                         95,100          1,618

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  37  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP GROWTH FUND (CONTINUED)

                                                                            NUMBER         VALUE
                                                                          OF SHARES        (000S)
COMMON STOCKS - 91.7% - CONTINUED
INSURANCE - 2.0% - (CONTINUED)
   Scottish Re Group Ltd.                                                      34,200           $826
-------------------------------------------------------------------------------------------------------
                                                                                               3,225
-------------------------------------------------------------------------------------------------------
INTERNET - 11.2%
   Ask Jeeves, Inc. *                                                          69,700          1,213
   eCollege.com, Inc. *                                                        28,300            570
   eResearch Technology, Inc. *                                                48,100          1,675
   eSPEED, Inc., Class A *                                                     65,600          1,483
   j2 Global Communications, Inc. *                                           118,000          4,464
   Netease.com ADR *                                                           79,400          4,432
   Sina Corp. *                                                                47,100          1,684
   Sohu.com, Inc. *                                                            38,600          1,201
   United Online, Inc. *                                                       45,100          1,566
-------------------------------------------------------------------------------------------------------
                                                                                              18,288
-------------------------------------------------------------------------------------------------------
IRON/STEEL - 0.4%
   Steel Dynamics, Inc. *                                                      45,700            692
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 1.2%
   Thor Industries, Inc.                                                       36,800          1,988
-------------------------------------------------------------------------------------------------------
LODGING - 0.6%
   Station Casinos, Inc.                                                       32,100            982
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.0%
   UNOVA, Inc. *                                                              110,800          1,623
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 2.3%
   Actuant Corp., Class A *                                                    34,700          1,949
   Clarcor, Inc.                                                               26,600          1,037
   Trinity Industries, Inc.                                                    28,900            747
-------------------------------------------------------------------------------------------------------
                                                                                               3,733
-------------------------------------------------------------------------------------------------------
OIL & GAS - 1.5%
   Patina Oil & Gas Corp.                                                      48,125          1,744
   Southwestern Energy Co. *                                                   41,600            753
-------------------------------------------------------------------------------------------------------
                                                                                               2,497
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.2%
   Able Laboratories, Inc. *                                                   56,400          1,055
   American Pharmaceutical Partners, Inc. *                                    33,911          1,063
   Atrix Labs, Inc. *                                                          67,700          1,394
   Axcan Pharma, Inc. *                                                        52,900            723
   KV Pharmaceutical Co., Class A *                                            35,250            793
   QLT, Inc. *                                                                 44,900            717
   USANA Health Sciences, Inc. *                                               23,700          1,144
-------------------------------------------------------------------------------------------------------
                                                                                               6,889
-------------------------------------------------------------------------------------------------------
RETAIL - 5.7%
   Fred's, Inc.                                                                45,800         $1,509
   P.F. Chang's China Bistro, Inc. *                                           17,500            794
   Pacific Sunwear of California, Inc. *                                       91,350          1,887
   Panera Bread Co., Class A *                                                 18,000            737
   Regis Corp.                                                                 25,200            809
   Tractor Supply Co. *                                                        68,200          2,238
   Urban Outfitters, Inc. *                                                    50,000          1,303
-------------------------------------------------------------------------------------------------------
                                                                                               9,277
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 5.1%
   Actel Corp. *                                                               51,100          1,225
   Conexant Systems, Inc. *                                                   270,200          1,529
   Integrated Circuit Systems, Inc. *                                          66,100          1,986
   Omnivision Technologies, Inc. *                                             62,439          2,637
   Photronics, Inc. *                                                          33,200            706
   Sigmatel, Inc. *                                                             9,522            196
-------------------------------------------------------------------------------------------------------
                                                                                               8,279
-------------------------------------------------------------------------------------------------------
SOFTWARE - 6.6%
   Altiris, Inc. *                                                             95,300          2,504
   Ascential Software Corp. *                                                  94,050          1,743
   Avid Technology, Inc. *                                                     44,500          2,351
   Informatica Corp. *                                                        189,500          1,412
   MicroStrategy, Inc., Class A *                                              28,300          1,302
   Novell, Inc. *                                                             153,200            817
   Quality Systems, Inc. *                                                     18,700            752
-------------------------------------------------------------------------------------------------------
                                                                                              10,881
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 8.1%
   Audiovox Corp., Class A *                                                  108,400          1,369
   Comtech Telecommunications *                                                30,100            720
   Foundry Networks, Inc. *                                                   157,700          3,392
   Golden Telecom, Inc. *                                                      66,400          1,815
   KVH Industries, Inc. *                                                      26,500            668
   SafeNet, Inc. *                                                             48,700          1,760
   Spectralink Corp. *                                                         63,600          1,188
   Vimpel-Communications ADR *                                                 39,100          2,380
-------------------------------------------------------------------------------------------------------
                                                                                              13,292
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  38  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 91.7% - CONTINUED
TRANSPORTATION - 1.5%
   CP Ships Ltd.                                                               45,400           $956
   EGL, Inc. *                                                                 81,200          1,476
-------------------------------------------------------------------------------------------------------
                                                                                               2,432
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $117,278)                                                                              150,398

                                                                          PRINCIPAL
                                                                            AMOUNT         VALUE
                                                                            (000S)         (000S)
SHORT-TERM INVESTMENT - 2.0%
   Fifth Third Bank, Grand Cayman,
   Eurodollar Time Deposit,
     1.09%, 10/1/03                                                            $3,301          3,301
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,301)                                                                                  3,301

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 93.7%
(COST $120,579)                                                                              153,699
   Other Assets less Liabilities - 6.3%                                                       10,244
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $163,943

*    NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  39  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND

                                                                            NUMBER         VALUE
                                                                          OF SHARES        (000S)
COMMON STOCKS - 97.4%
ADVERTISING - 0.4%
   Advo, Inc. *                                                                 6,841           $285
   APAC Customer Services, Inc. *                                              10,300             26
   Catalina Marketing Corp. *                                                  13,100            199
   Grey Global Group, Inc.                                                        288            219
   R.H. Donnelley Corp. *                                                       6,800            275
   ValueVision Media, Inc., Class A *                                           5,800             92
-------------------------------------------------------------------------------------------------------
                                                                                               1,096
-------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.0%
   AAR Corp. *                                                                 10,900             87
   Armor Holdings, Inc. *                                                       7,000            117
   Curtiss-Wright Corp.                                                         2,800            198
   DRS Technologies, Inc. *                                                     7,700            186
   Ducommun, Inc. *                                                             2,300             38
   EDO Corp.                                                                    5,300            107
   Engineered Support Systems, Inc.                                             3,950            239
   Esterline Technologies Corp. *                                               7,100            137
   GenCorp, Inc.                                                               10,700             96
   Heico Corp.                                                                  4,500             61
   Herley Industries, Inc. *                                                    3,700             65
   Integrated Defense Technologies, Inc. *                                      3,300             55
   Kaman Corp., Class A                                                         7,500             97
   Moog, Inc., Class A *                                                        5,150            202
   MTC Technologies, Inc. *                                                     2,000             46
   Orbital Sciences Corp. *                                                    15,700            146
   Sequa Corp., Class A *                                                       1,200             51
   Teledyne Technologies, Inc. *                                               11,000            160
   Titan Corp. *                                                               27,100            565
   Triumph Group, Inc. *                                                        4,900            146
   United Industrial Corp. of New York                                          3,500             56
-------------------------------------------------------------------------------------------------------
                                                                                               2,855
-------------------------------------------------------------------------------------------------------
AGRICULTURE - 0.4%
   Alico, Inc.                                                                  1,200             34
   Delta & Pine Land Co.                                                       12,800            294
   DIMON, Inc.                                                                 14,200             98
   Maui Land & Pineapple Co., Inc. *                                            1,100             28
   Standard Commercial Corp.                                                    3,400             63
   Tejon Ranch Co. *                                                            2,400             80
   Universal Corp. of Virginia                                                  8,500            358
   Vector Group Ltd.                                                            7,953            115
-------------------------------------------------------------------------------------------------------
                                                                                               1,070
-------------------------------------------------------------------------------------------------------
AIRLINES - 1.0%
   Airtran Holdings, Inc. *                                                    22,600            378
   Alaska Air Group, Inc. *                                                     8,000           $223
   America West Holdings Corp., Class B *                                      10,200             99
   AMR Corp. *                                                                 53,500            613
   Atlantic Coast Airlines Holdings, Inc. *                                    14,200            121
   Continental Airlines, Inc., Class B *                                       22,500            373
   ExpressJet Holdings, Inc. *                                                 10,300            142
   Frontier Airlines, Inc. *                                                   10,150            167
   Mesa Air Group, Inc. *                                                       9,000            100
   Northwest Airlines Corp. *                                                  20,800            202
   Skywest, Inc.                                                               19,700            341
-------------------------------------------------------------------------------------------------------
                                                                                               2,759
-------------------------------------------------------------------------------------------------------
APPAREL - 0.9%
   Cherokee, Inc. *                                                             2,100             45
   DHB Industries, Inc. *                                                       6,900             30
   Gymboree Corp. *                                                            10,000            141
   Hampshire Group Ltd. *                                                         700             22
   K-Swiss, Inc., Class A                                                       4,100            148
   Kellwood Co.                                                                 8,950            299
   Maxwell Shoe Co., Inc., Class A *                                            4,700             67
   Oshkosh B'Gosh, Inc., Class A                                                2,700             69
   Oxford Industries, Inc.                                                      2,000            128
   Perry Ellis International, Inc. *                                            1,300             37
   Phillips-Van Heusen Corp.                                                    8,500            128
   Quiksilver, Inc. *                                                          18,500            295
   Russell Corp.                                                                9,000            147
   Skechers U.S.A., Inc., Class A *                                             6,400             47
   Steven Madden Ltd. *                                                         3,400             64
   Stride Rite Corp.                                                           12,600            136
   Unifi, Inc. *                                                               13,900             67
   Vans, Inc. *                                                                 6,200             68
   Warnaco Group (The), Inc. *                                                 11,800            184
   Weyco Group, Inc.                                                              600             30
   Wolverine World Wide, Inc.                                                  13,600            264
-------------------------------------------------------------------------------------------------------
                                                                                               2,416
-------------------------------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.2%
   A.S.V., Inc. *                                                               2,300             44
   Oshkosh Truck Corp.                                                         10,300            408
   Wabash National Corp. *                                                      8,800            140
-------------------------------------------------------------------------------------------------------
                                                                                                 592
-------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.8%
   Aftermarket Technology Corp. *                                               4,800             55
   Bandag, Inc.                                                                 3,900            132

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  40  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                            NUMBER         VALUE
                                                                          OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
AUTO PARTS & EQUIPMENT - 0.8% - (CONTINUED)
   Collins & Aikman Corp. *                                                    10,760            $36
   Cooper Tire & Rubber Co.                                                    22,400            356
   Dura Automotive Systems, Inc., Class A *                                     5,200             50
   Goodyear Tire & Rubber (The) Co. *                                          51,500            338
   Keystone Automotive Industries, Inc. *                                       3,900             85
   Modine Manufacturing Co.                                                     7,900            188
   Strattec Security Corp. *                                                    1,100             52
   Superior Industries International, Inc.                                      7,600            308
   Tenneco Automotive, Inc. *                                                  14,300             90
   Tower Automotive, Inc. *                                                    19,200             86
   Visteon Corp.                                                               44,700            295
-------------------------------------------------------------------------------------------------------
                                                                                               2,071
-------------------------------------------------------------------------------------------------------
BANKS - 8.4%
   1st Source Corp.                                                             4,326             83
   ABC Bancorp                                                                  3,300             52
   Alabama National Bancorp                                                     3,300            157
   Allegiant Bancorp, Inc.                                                      4,400             89
   Amcore Financial, Inc.                                                       8,482            213
   American National Bankshares, Inc. of Virginia                               1,600             40
   AmericanWest Bancorp *                                                       3,100             57
   Arrow Financial Corp.                                                        2,886             75
   Bancfirst Corp.                                                              1,200             64
   BancTrust Financial Group, Inc.                                              2,300             35
   Bank of Granite Corp.                                                        4,560             85
   Bank of the Ozarks, Inc.                                                     1,700             76
   Banner Corp.                                                                 3,400             70
   Bay View Capital Corp.                                                      21,742            132
   Boston Private Financial Holdings, Inc.                                      6,900            163
   Bryn Mawr Bank Corp.                                                         1,200             51
   BSB Bancorp, Inc.                                                            2,800             78
   C&F Financial Corp.                                                          1,100             50
   Camden National Corp.                                                        2,700             80
   Capital City Bank Group, Inc.                                                2,987            114
   Capital Corp. of the West                                                    1,700             55
   Capitol Bancorp Ltd.                                                         3,300             88
   Cascade Bancorp                                                              4,300             73
   Cathay Bancorp, Inc.                                                         5,300            235
   Cavalry Bancorp, Inc.                                                        1,800             30
   CB Bancshares, Inc.                                                          1,500             92
   CCBT Financial Cos., Inc.                                                    2,900             73
   Center Bancorp, Inc.                                                         2,600             42
   Center Financial Corp.                                                       1,600             32
   Central Coast Bancorp *                                                      2,767            $47
   Central Pacific Financial Corp.                                              4,800            118
   Century Bancorp, Inc. of Massachusetts, Class A                              1,100             37
   Chemical Financial Corp.                                                     8,119            251
   Chittenden Corp.                                                            11,413            340
   Citizens Banking Corp. of Michigan                                          14,800            391
   City Holding Co.                                                             5,700            189
   CityBank Lynwood of Washington                                               2,700             87
   CNB Financial Corp. of Pennsylvania                                          1,200             51
   CoBiz, Inc.                                                                  2,800             45
   Columbia Bancorp                                                             1,900             51
   Columbia Bancorp of Oregon                                                   2,600             37
   Columbia Banking Systems, Inc.                                               4,530             80
   Commercial Bankshares, Inc. of Florida                                       1,200             36
   Community Bank of Northern Virginia                                          1,400             23
   Community Bank System, Inc.                                                  3,900            171
   Community Banks, Inc.                                                        2,751             91
   Community First Bankshares, Inc.                                            12,400            328
   Community Trust Bancorp, Inc.                                                4,210            122
   Corus Bankshares, Inc.                                                       2,600            139
   CVB Financial Corp.                                                         11,228            213
   East-West Bancorp, Inc.                                                      7,700            329
   Eastern Virginia Bankshares, Inc.                                            1,700             48
   Exchange National Bancshares, Inc.                                           1,450             50
   Farmers Capital Bank Corp.                                                   2,000             65
   Financial Institutions, Inc.                                                 2,900             63
   First Bancorp of North Carolina                                              2,500             70
   First Busey Corp.                                                            3,000             77
   First Charter Corp.                                                         10,200            200
   First Citizens Banc Corp.                                                    1,400             37
   First Citizens Bancshares, Inc., Class A                                     2,100            222
   First Commonwealth Financial Corp.                                          20,200            266
   First Community Bancorp of California                                        4,200            141
   First Community Bancshares, Inc.                                             3,259            115
   First Federal Financial of Kentucky                                          1,100             34
   First Financial Bancorp                                                     11,024            163
   First Financial Bankshares, Inc.                                             4,646            172
   First Financial Corp. of Indiana                                             2,353            142
   First Indiana Corp.                                                          3,962             73
   First M & F Corp.                                                            1,200             43
   First Merchants Corp.                                                        6,327            162
   First National Corp.                                                         2,650             70

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  41  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
BANKS - 8.4% - (CONTINUED)
   First Oak Brook Bancshares, Inc.                                             2,150            $54
   First of Long Island (The) Corp.                                             1,200             45
   First Republic Bank                                                          3,600            111
   First South Bancorp, Inc. of Virginia                                        1,100             35
   First State Bancorporation                                                   2,500             74
   First United Corp.                                                           2,100             47
   Firstbank Corp. of Michigan                                                  1,800             57
   FNB Corp. of North Carolina                                                  1,700             42
   FNB Corp. of Virginia                                                        2,000             54
   Foothill Independent Bancorp                                                 1,600             34
   Franklin Financial Corp. of Tennessee                                        1,100             34
   Fremont General Corp.                                                       20,800            264
   Frontier Financial Corp.                                                     5,300            158
   GB&T Bancshares, Inc.                                                        1,500             33
   GBC Bancorp of California                                                    2,670            102
   German American Bancorp                                                      3,000             53
   Glacier Bancorp, Inc.                                                        6,070            166
   Gold Banc Corp., Inc.                                                       12,000            146
   Great Southern Bancorp, Inc.                                                 1,900             74
   Greater Bay Bancorp                                                         17,700            368
   Greater Community Bancorp                                                    1,740             27
   Greene County Bancshares, Inc.                                               2,000             48
   Hancock Holding Co.                                                          4,612            228
   Hanmi Financial Corp.                                                        3,200             64
   Harleysville National Corp.                                                  8,090            189
   Heartland Financial USA, Inc.                                                2,100             58
   Heritage Commerce Corp. *                                                    3,800             41
   Humboldt Bancorp                                                             4,240             67
   IBERIABANK Corp.                                                             2,300            121
   IBT Bancorp Inc. of Pennsylvania                                               900             45
   Independent Bank Corp. of Massachusetts                                      4,000            102
   Independent Bank Corp. of Michigan                                           6,123            179
   Integra Bank Corp.                                                           5,243            101
   Interchange Financial Services Corp. of New Jersey                           3,800             78
   Irwin Financial Corp.                                                        5,300            129
   Lakeland Bancorp, Inc.                                                       4,160             66
   Lakeland Financial Corp.                                                     1,800             61
   LNB Bancorp, Inc.                                                            1,600             32
   Local Financial Corp. *                                                      5,900            106
   LSB Bancshares, Inc.                                                         2,900             53
   Macatawa Bank Corp.                                                          2,900             67
   Main Street Banks, Inc.                                                      4,600            115
   MainSource Financial Group, Inc.                                             1,995            $52
   MB Financial, Inc.                                                           3,900            173
   MBT Financial Corp.                                                          5,500             86
   Mercantile Bank Corp.                                                        1,600             53
   Merchants Bancshares, Inc.                                                   1,400             40
   Mid-State Bancshares                                                         8,000            178
   Midwest Banc Holdings, Inc.                                                  3,700             82
   Nara Bancorp, Inc.                                                           3,000             51
   National Bankshares, Inc. of Virginia                                        1,200             52
   National Penn Bancshares, Inc.                                               7,462            206
   NBC Capital Corp.                                                            2,300             56
   NBT Bancorp, Inc.                                                           11,104            225
   Northern States Financial Corp.                                              1,000             29
   Oak Hill Financial, Inc.                                                     1,100             32
   Old Point Financial Corp.                                                      800             25
   Old Second Bancorp, Inc.                                                     2,300             99
   Omega Financial Corp.                                                        2,750             91
   Oriental Financial Group, Inc.                                               4,427            107
   PAB Bankshares, Inc.                                                         2,400             32
   Pacific Capital Bancorp                                                     11,700            357
   Pacific Northwest Bancorp                                                    5,750            205
   Patriot Bank Corp.                                                           2,300             43
   Peapack Gladstone Financial Corp.                                            2,310             72
   Pennrock Financial Services Corp.                                            2,576             73
   Penns Woods Bancorp, Inc.                                                    1,000             44
   Peoples Bancorp, Inc. of Ohio                                                3,660             98
   Peoples Holding (The) Co.                                                    1,900             87
   PrivateBancorp, Inc.                                                         2,300             76
   Prosperity Bancshares, Inc.                                                  4,400             94
   Provident Bankshares Corp.                                                   7,814            221
   R & G Financial Corp., Class B                                               6,300            184
   Republic Bancorp, Inc. of Kentucky, Class A                                  2,400             46
   Republic Bancorp, Inc. of Michigan                                          17,613            235
   Republic Bancshares, Inc.                                                    2,900             83
   Resource Bankshares Corp. of Virginia                                        1,500             44
   Riggs National Corp.                                                         5,300             83
   Royal Bancshares of Pennsylvania, Inc., Class A                              1,422             38
   S & T Bancorp, Inc.                                                          9,000            256
   Sandy Spring Bancorp, Inc.                                                   5,000            163
   Santander BanCorp                                                            1,609             30
   Seacoast Banking Corp. of Florida                                            3,920             68
   Second Bancorp, Inc.                                                         2,800             76

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  42  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
BANKS - 8.4% - (CONTINUED)
   Security Bank Corporation                                                    1,300            $38
   Shore Bancshares, Inc.                                                       1,800             62
   Sierra Bancorp                                                               1,700             26
   Silicon Valley Bancshares *                                                 10,100            279
   Simmons First National Corp., Class A                                        4,800            113
   South Financial Group (The), Inc.                                           15,957            397
   Southern Financial Bancorp                                                   1,900             75
   Southside Bancshares, Inc.                                                   3,035             49
   Southwest Bancorp of Texas, Inc.                                             9,700            354
   Southwest Bancorp, Inc. of Oklahoma                                          3,600             61
   State Bancorp, Inc.                                                          2,310             46
   State Financial Services Corp., Class A                                      1,700             42
   Sterling Bancorp of New York                                                 4,435            119
   Sterling Bancshares, Inc. of Texas                                          13,525            161
   Sterling Financial Corp. of Pennsylvania                                     5,825            148
   Suffolk Bancorp                                                              3,800            126
   Summit Bancshares, Inc. of Texas                                             1,800             50
   Sun Bancorp, Inc. of New Jersey *                                            2,195             48
   Sun Bancorp, Inc. of Pennsylvania                                            1,900             35
   Susquehanna Bancshares, Inc.                                                13,537            348
   SY Bancorp, Inc.                                                             3,600             68
   Taylor Capital Group, Inc.                                                   1,300             30
   Texas Regional Bancshares, Inc., Class A                                     8,034            271
   Tompkins Trustco, Inc.                                                       2,730            125
   Trico Bancshares                                                             1,800             51
   Trust Co. of New Jersey                                                      6,300            202
   Trustco Bank Corp. of New York                                              25,494            315
   UCBH Holdings, Inc.                                                         14,300            432
   UMB Financial Corp.                                                          5,556            262
   Umpqua Holdings Corp.                                                        9,643            183
   Union Bankshares Corp.                                                       2,600             79
   United Community Banks, Inc. of Georgia                                      6,200            172
   United National Bancorp of New Jersey                                        6,498            216
   United Security Bancshares of California                                     1,200             30
   United Security Bancshares, Inc.                                             2,200             56
   Unizan Financial Corp.                                                       7,410            148
   USB Holding Co., Inc.                                                        4,251             75
   Virginia Commerce Bancorp *                                                  1,600             35
   Virginia Financial Group, Inc.                                               2,400             72
   W. Holding Co., Inc.                                                        15,550            278
   Washington Trust Bancorp, Inc.                                               4,500            108
   Wayne Bancorp Inc. of Ohio                                                   2,100             60
   WesBanco, Inc.                                                               6,100           $143
   West Bancorp                                                                 5,500             95
   West Coast Bancorp of Oregon                                                 5,200            102
   Western Sierra Bancorp *                                                     1,350             48
   Wintrust Financial Corp.                                                     5,900            222
   Yadkin Valley Bank and Trust Co.                                             2,700             48
   Yardville National Bancorp                                                   2,800             59
-------------------------------------------------------------------------------------------------------
                                                                                              22,708
-------------------------------------------------------------------------------------------------------
BEVERAGES - 0.1%
   Boston Beer Co., Inc., Class A *                                             2,400             38
   Coca-Cola Bottling Co. Consolidated                                          1,227             62
   Farmer Bros. Co.                                                               240             77
   Green Mountain Coffee, Inc. *                                                1,200             24
   Overland Beverage Distributing *                                                20              -
   Peet's Coffee & Tea, Inc. *                                                  3,600             70
   Robert Mondavi (The) Corp., Class A *                                        3,200             99
-------------------------------------------------------------------------------------------------------
                                                                                                 370
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.9%
   Aclara BioSciences, Inc. *                                                   8,300             33
   Aksys Ltd. *                                                                 9,400             94
   Alexion Pharmaceuticals, Inc. *                                              5,600             93
   Aphton Corp. *                                                               7,300             41
   Applera Corp. (Celera Genomics Group) *                                     24,600            288
   Arena Pharmaceuticals, Inc. *                                                6,300             45
   Ariad Pharmaceuticals, Inc. *                                               11,900             72
   Avant Immunotherapeutics, Inc. *                                            20,700             50
   Cambrex Corp.                                                                6,600            150
   Cell Genesys, Inc. *                                                        11,700            147
   Ciphergen Biosystems, Inc. *                                                 7,700             95
   CryoLife, Inc. *                                                             5,550             34
   CuraGen Corp. *                                                             14,600             73
   Decode Genetics, Inc. *                                                     15,600             73
   Digene Corp. *                                                               4,200            172
   Diversa Corp. *                                                              6,600             51
   Encysive Pharmaceuticals, Inc. *                                            15,100             95
   Enzo Biochem, Inc. *                                                         7,712            150
   Enzon Pharmaceuticals, Inc. *                                               14,900            173
   Exact Sciences Corp. *                                                       5,000             67
   Exelixis, Inc. *                                                            16,800            120
   Gene Logic, Inc. *                                                          10,600             50
   Genencor International, Inc. *                                               2,900             45
   Geron Corp. *                                                               11,300            155

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  43  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
BIOTECHNOLOGY - 1.9% - (CONTINUED)
   GTC Biotherapeutics, Inc. *                                                  7,900            $24
   Immunomedics, Inc. *                                                        14,300            105
   Incyte Corp. *                                                              24,500            113
   Integra LifeSciences Holdings Corp. *                                        6,100            173
   InterMune, Inc. *                                                            8,600            164
   Interpore International *                                                    5,900             91
   Kosan Biosciences, Inc. *                                                    6,000             48
   Lexicon Genetics, Inc. *                                                    12,800             66
   Martek Biosciences Corp. *                                                   7,800            411
   Maxygen, Inc. *                                                              7,700             79
   Myriad Genetics, Inc. *                                                      9,200            104
   Nektar Therapeutics *                                                       16,000            205
   Neose Technologies, Inc. *                                                   4,800             45
   Peregrine Pharmaceuticals, Inc. *                                           38,500             83
   Praecis Pharmaceuticals, Inc. *                                             15,300            103
   Regeneration Technologies, Inc. *                                            7,900             71
   Regeneron Pharmaceuticals, Inc. *                                           11,700            207
   Repligen Corp. *                                                            10,200             55
   Savient Pharmaceuticals, Inc. *                                             19,200             97
   Seattle Genetics, Inc. *                                                     7,200             44
   Serologicals Corp. *                                                         7,700            101
   Sirna Therapeutics, Inc. *                                                   2,200             13
   Telik, Inc. *                                                               11,000            221
   Third Wave Technologies, Inc. *                                              8,200             26
   Transkaryotic Therapies, Inc. *                                             10,100            106
-------------------------------------------------------------------------------------------------------
                                                                                               5,121
-------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.8%
   Aaon, Inc. *                                                                 3,100             51
   Apogee Enterprises, Inc.                                                     7,600             78
   Centex Construction Products, Inc.                                           2,200             98
   Drew Industries, Inc. *                                                      2,100             39
   ElkCorp                                                                      6,707            158
   Genlyte Group, Inc. *                                                        4,100            183
   Lennox International, Inc.                                                  15,000            219
   LSI Industries, Inc.                                                         4,850             68
   NCI Building Systems, Inc. *                                                 6,400            127
   Simpson Manufacturing Co., Inc. *                                            5,100            209
   Texas Industries, Inc.                                                       7,200            177
   Trex Co., Inc. *                                                             2,600             81
   Universal Forest Products, Inc.                                              5,300            129
   USG Corp. *                                                                 12,500            216
   York International Corp.                                                    13,600           $470
-------------------------------------------------------------------------------------------------------
                                                                                               2,303
-------------------------------------------------------------------------------------------------------
CHEMICALS - 2.0%
   Aceto Corp.                                                                  3,000             42
   Albemarle Corp.                                                             10,900            299
   Arch Chemicals, Inc.                                                         6,700            139
   Cabot Microelectronics Corp. *                                               6,300            351
   Crompton Corp.                                                              39,110            227
   Ethyl Corp.                                                                  5,000             63
   Ferro Corp.                                                                 12,150            260
   FMC Corp. *                                                                 12,000            303
   Fuller (H.B.) Co.                                                            9,700            236
   Georgia Gulf Corp.                                                           9,500            222
   Grace (W.R.) & Co. *                                                        22,400             70
   Great Lakes Chemical Corp.                                                  12,400            249
   Hercules, Inc. *                                                            30,900            350
   IMC Global, Inc.                                                            37,000            237
   MacDermid, Inc.                                                              9,300            246
   Millennium Chemicals, Inc.                                                  21,700            207
   Minerals Technologies, Inc.                                                  5,900            300
   NL Industries, Inc.                                                          2,500             41
   Octel Corp.                                                                  3,400             59
   Olin Corp.                                                                  18,400            291
   OM Group, Inc. *                                                             9,700            142
   Omnova Solutions, Inc. *                                                    11,200             39
   PolyOne Corp. *                                                             31,300            123
   Quaker Chemical Corp.                                                        2,700             63
   Schulman (A.), Inc.                                                         10,100            160
   Solutia, Inc.                                                               35,800            143
   Spartech Corp.                                                               7,900            168
   Stepan Co.                                                                   1,800             41
   Symyx Technologies, Inc. *                                                   7,900            170
   Valhi, Inc.                                                                  9,160            103
   Wellman, Inc.                                                               10,900             82
-------------------------------------------------------------------------------------------------------
                                                                                               5,426
-------------------------------------------------------------------------------------------------------
COAL - 0.2%
   Arch Coal, Inc.                                                             15,800            351
   Massey Energy Co.                                                           21,000            279
   Westmoreland Coal Co. *                                                      2,100             30
-------------------------------------------------------------------------------------------------------
                                                                                                 660
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.0%
   Aaron Rents, Inc.                                                            8,100            170

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  44  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
COMMERCIAL SERVICES - 4.0% - (CONTINUED)
   ABM Industries, Inc.                                                        12,848           $182
   Administaff, Inc. *                                                          6,700             60
   Advisory Board (The) Co. *                                                   3,300            150
   Albany Molecular Research, Inc. *                                            9,000            133
   Alderwoods Group, Inc. *                                                    12,700             98
   AMN Healthcare Services, Inc. *                                              6,200            101
   Arbitron, Inc. *                                                            10,200            360
   Banta Corp.                                                                  8,050            290
   Bowne & Co., Inc.                                                           11,500            172
   Bright Horizons Family Solutions, Inc. *                                     4,000            160
   CDI Corp.                                                                    4,200            113
   Central Parking Corp.                                                        6,150             75
   Century Business Services, Inc. *                                           27,700            117
   Charles River Associates, Inc. *                                             2,700             77
   Clark, Inc. *                                                                5,300             71
   Coinstar, Inc. *                                                             7,400            100
   Consolidated Graphics, Inc. *                                                3,800             97
   Cornell Cos., Inc. *                                                         4,200             69
   Corrections Corp. of America *                                              12,010            296
   Corvel Corp. *                                                               2,250             80
   CoStar Group, Inc. *                                                         4,500            117
   CPI Corp.                                                                    2,800             51
   Cross Country Healthcare, Inc. *                                             6,600             93
   Dollar Thrifty Automotive Group *                                            7,800            177
   Electro Rent Corp. *                                                         5,674             71
   Euronet Worldwide, Inc. *                                                    5,400             66
   Exult, Inc. *                                                               11,400             92
   First Consulting Group, Inc. *                                               6,500             32
   Forrester Research, Inc. *                                                   4,700             67
   FTI Consulting, Inc. *                                                      14,125            245
   Gartner, Inc., Class A *                                                    26,700            294
   Gevity HR, Inc.                                                              4,700             69
   Healthcare Services Group                                                    3,200             53
   Heidrick & Struggles International, Inc. *                                   5,600             95
   Hooper Holmes, Inc.                                                         19,400            129
   Hudson Highland Group, Inc. *                                                2,500             48
   ICT Group, Inc. *                                                            1,900             20
   iDine Rewards Network, Inc. *                                                7,700            125
   Insurance Auto Auctions, Inc. *                                              3,000             34
   Integrated Electrical Services, Inc. *                                      10,800             74
   iPayment, Inc. *                                                             1,900             43
   Kelly Services, Inc., Class A                                                5,700           $142
   Korn/Ferry International *                                                  10,800             89
   Kroll, Inc. *                                                               12,300            229
   Labor Ready, Inc. *                                                         13,700            138
   Landauer, Inc.                                                               2,700             96
   Learning Tree International, Inc. *                                          3,100             52
   Mail-Well, Inc. *                                                           10,400             36
   MAXIMUS, Inc. *                                                              5,300            183
   McGrath Rentcorp                                                             2,632             74
   Medical Staffing Network Holdings, Inc. *                                    3,700             28
   MedQuist, Inc. *                                                             3,505             68
   Memberworks, Inc. *                                                          2,500             80
   Midas, Inc. *                                                                4,800             63
   Monro Muffler, Inc. *                                                        2,200             65
   MPS Group, Inc. *                                                           32,200            290
   National Processing, Inc. *                                                  2,600             50
   Navigant Consulting, Inc. *                                                 14,300            176
   NCO Group, Inc. *                                                            6,250            147
   Parexel International Corp. *                                                8,800            135
   PDI, Inc. *                                                                  2,400             59
   Plexus Corp. *                                                              13,700            213
   Pre-Paid Legal Services, Inc. *                                              5,400            126
   PRG-Schultz International, Inc. *                                           13,350             76
   Princeton Review, Inc. *                                                     5,500             35
   Quanta Services, Inc. *                                                     25,000            207
   Rent-Way, Inc. *                                                             7,187             39
   Resources Connection, Inc. *                                                 6,700            164
   Right Management Consultants, Inc. *                                         5,650            102
   Rollins, Inc.                                                                6,500            116
   Roto-Rooter, Inc.                                                            3,400            121
   SFBC International, Inc. *                                                   1,900             54
   SM&A *                                                                       4,200             48
   Sotheby's Holdings, Inc., Class A *                                         15,200            164
   Source Interlink Cos., Inc. *                                                4,000             38
   SOURCECORP, Inc. *                                                           5,200            121
   Spherion Corp. *                                                            20,230            141
   Startek, Inc.                                                                3,600            115
   Stewart Enterprises, Inc., Class A *                                        33,000            125
   Strayer Education, Inc.                                                      3,600            348
   Sylvan Learning Systems, Inc. *                                             11,900            325
   TeleTech Holdings, Inc. *                                                   11,800             75
   United Rentals, Inc. *                                                      18,200            293

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  45  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
COMMERCIAL SERVICES - 4.0% - (CONTINUED)
   Volt Information Sciences, Inc. *                                            2,750            $45
   Wackenhut Corrections Corp. *                                                3,200             55
   Watson Wyatt & Co. Holdings *                                               11,300            254
   Wireless Facilities, Inc. *                                                  9,700            115
----------------------------------------------------------------------------------------------------
                                                                                              10,681
----------------------------------------------------------------------------------------------------
COMPUTERS - 3.1%
   ActivCard Corp. *                                                           12,000             98
   Advanced Digital Information Corp. *                                        21,200            297
   AGILYSYS, Inc.                                                               9,587             84
   Ansoft Corp. *                                                               2,200             23
   Anteon International Corp. *                                                 6,400            196
   CACI International, Inc., Class A *                                          9,800            420
   Catapult Communications Corp. *                                              1,900             24
   CIBER, Inc. *                                                               17,300            131
   Compucom Systems, Inc. *                                                     8,100             34
   Computer Horizons Corp. *                                                   10,400             38
   Cray, Inc. *                                                                23,700            260
   Cyberguard Corp. *                                                           3,500             33
   Digimarc Corp. *                                                             3,200             47
   Dot Hill Systems Corp. *                                                     9,100            125
   Drexler Technology Corp. *                                                   3,000             42
   Echelon Corp. *                                                              9,700            115
   Electronics for Imaging, Inc. *                                             15,900            371
   Fidelity National Information Solutions, Inc. *                              4,301            107
   Gateway, Inc. *                                                             74,100            419
   Handspring, Inc. *                                                          19,500             22
   Hutchinson Technology, Inc. *                                                7,815            259
   iGate Corp. *                                                                6,900             41
   InFocus Corp. *                                                             12,700             62
   Integral Systems, Inc. of Maryland *                                         3,300             60
   Intergraph Corp. *                                                          15,800            368
   InterVoice, Inc. *                                                          11,700            105
   Iomega Corp. *                                                              17,580            196
   Komag, Inc. *                                                                8,000            140
   Kronos, Inc. *                                                               6,812            360
   Lexar Media, Inc. *                                                         18,200            310
   Magma Design Automation, Inc. *                                              7,100            139
   Manhattan Associates, Inc. *                                                 7,400            192
   Mentor Graphics Corp. *                                                     23,000            403
   Mercury Computer Systems, Inc. *                                             7,200            154
   Micros Systems, Inc. *                                                       5,600            191
   MTS Systems Corp.                                                            7,200            110
   Nassda Corp. *                                                               4,600            $36
   Neoware Systems, Inc. *                                                      4,800             82
   Netscout Systems, Inc. *                                                     6,600             33
   NYFIX, Inc. *                                                                8,900             50
   Overland Storage, Inc. *                                                     3,200             47
   Palm, Inc. *                                                                 9,915            194
   PEC Solutions, Inc. *                                                        2,900             43
   Perot Systems Corp., Class A *                                              25,000            250
   Pomeroy IT Solutions, Inc. *                                                 3,300             42
   Quantum Corp. *                                                             48,300            149
   Radiant Systems, Inc. *                                                      5,750             36
   Radisys Corp. *                                                              6,100            110
   Rainbow Technologies, Inc. *                                                 8,100             74
   Redback Networks, Inc. *                                                    52,200             32
   Sigma Designs, Inc. *                                                        6,000             52
   Silicon Graphics, Inc. *                                                    69,800             67
   Silicon Storage Technology, Inc. *                                          27,200            238
   SRA International, Inc., Class A *                                           2,900            108
   Stratasys, Inc. *                                                            1,900             81
   SYKES Enterprises, Inc. *                                                    8,200             54
   Synaptics, Inc. *                                                            5,600             60
   Synplicity, Inc. *                                                           4,100             24
   Syntel, Inc.                                                                 2,200             50
   Systems & Computer Technology Corp. *                                       11,466            120
   Talx Corp.                                                                   4,670            115
   Tier Technologies, Inc., Class B *                                           4,800             43
   Tyler Technologies, Inc. *                                                  13,800             98
----------------------------------------------------------------------------------------------------
                                                                                               8,264
----------------------------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 0.1%
   Chattem, Inc. *                                                              4,800             67
   DEL Laboratories, Inc. *                                                     1,570             44
   Elizabeth Arden, Inc. *                                                      4,000             66
----------------------------------------------------------------------------------------------------
                                                                                                 177
----------------------------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.7%
   Advanced Marketing Services, Inc.                                            4,950             51
   Aviall, Inc. *                                                              10,700            133
   Building Material Holding Corp.                                              4,200             55
   Central European Distribution Corp. *                                        2,400             66
   Handleman Co.                                                                8,100            137
   Hughes Supply, Inc.                                                          7,975            259
   Owens & Minor, Inc.                                                         10,762            259
   Scansource, Inc. *                                                           3,700            135

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  46  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
DISTRIBUTION/WHOLESALE - 0.7% - (CONTINUED)
   SCP Pool Corp. *                                                            10,225           $284
   United Stationers, Inc. *                                                   10,400            392
   Watsco, Inc.                                                                 6,450            123
   WESCO International, Inc. *                                                  5,400             28
----------------------------------------------------------------------------------------------------
                                                                                               1,922
----------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 1.2%
   Accredited Home Lenders Holding Co. *                                        3,300             72
   Advanta Corp., Class B                                                       6,900             74
   Affiliated Managers Group, Inc. *                                            7,200            452
   American Home Mortgage Holdings, Inc.                                        3,900             68
   Charter Municipal Mortgage Acceptance Co.                                   14,100            259
   Cityscape Financial Corp. *                                                  3,800              -
   CompuCredit Corp. *                                                          4,600             80
   Credit Acceptance Corp. *                                                    4,400             50
   Federal Agricultural Mortgage Corp., Class C *                               2,700             73
   Financial Federal Corp. *                                                    5,000            153
   First Albany Cos., Inc.                                                      2,400             31
   Gabelli Asset Management, Inc., Class A *                                    2,200             78
   Investment Technology Group, Inc. *                                         16,100            309
   Knight Trading Group, Inc. *                                                24,800            284
   Metris Cos., Inc.                                                            9,700             40
   New Century Financial Corp.                                                  9,700            275
   Portfolio Recovery Associates, Inc. *                                        4,200            107
   Sanders Morris Harris Group, Inc.                                            3,600             32
   Saxon Capital, Inc. *                                                        9,300            159
   SoundView Technology Group, Inc. *                                           5,580             55
   SWS Group, Inc.                                                              4,777             94
   Westcorp                                                                     4,481            157
   WFS Financial, Inc. *                                                        4,200            155
   World Acceptance Corp. *                                                     5,100             69
----------------------------------------------------------------------------------------------------
                                                                                               3,126
----------------------------------------------------------------------------------------------------
ELECTRIC - 1.6%
   Allegheny Energy, Inc. *                                                    43,300            396
   Avista Corp.                                                                16,500            257
   Black Hills Corp.                                                           11,000            339
   Central Vermont Public Service Corp.                                         4,000             89
   CH Energy Group, Inc.                                                        4,900            216
   Cleco Corp.                                                                 15,100            247
   CMS Energy Corp. *                                                          46,300            341
   El Paso Electric Co. *                                                      16,800            194
   Empire District Electric (The) Co.                                           7,800            172
   Idacorp, Inc.                                                               13,100            334
   MGE Energy, Inc.                                                             6,025           $182
   Otter Tail Corp.                                                             8,800            230
   PNM Resources, Inc.                                                         13,400            376
   Sierra Pacific Resources *                                                  39,988            194
   UIL Holdings Corp.                                                           4,000            140
   Unisource Energy Corp.                                                       9,720            185
   Westar Energy, Inc.                                                         22,900            422
----------------------------------------------------------------------------------------------------
                                                                                               4,314
----------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
   Advanced Energy Industries, Inc. *                                           5,700            107
   Artesyn Technologies, Inc. *                                                10,791             82
   Belden, Inc.                                                                 7,700            134
   C&D Technologies, Inc.                                                       7,000            132
   Encore Wire Corp. *                                                          3,500             46
   Energy Conversion Devices, Inc. *                                            5,800             61
   General Cable Corp. *                                                       11,300             90
   GrafTech International Ltd. *                                               18,400            147
   Intermagnetics General Corp. *                                               5,662            127
   Littelfuse, Inc. *                                                           6,600            152
   Medis Technologies Ltd. *                                                    3,996             41
   Powell Industries, Inc. *                                                    2,200             37
   Power-One, Inc. *                                                           21,700            223
   Rayovac Corp. *                                                             11,100            162
   Research Frontiers, Inc. *                                                   3,400             39
   Superconductor Technologies, Inc. *                                         18,300             72
   Universal Display Corp. *                                                    5,000             52
   Valence Technology, Inc. *                                                  16,900             58
   Vicor Corp. *                                                                6,600             63
   Wilson Greatbatch Technologies, Inc. *                                       6,800            245
----------------------------------------------------------------------------------------------------
                                                                                               2,070
----------------------------------------------------------------------------------------------------
ELECTRONICS - 2.6%
   Analogic Corp.                                                               2,700            130
   BEI Technologies, Inc.                                                       3,800             59
   Bel Fuse, Inc., Class B                                                      3,300             87
   Benchmark Electronics, Inc. *                                                8,400            355
   Brady Corp., Class A                                                         6,069            193
   Checkpoint Systems, Inc. *                                                  11,200            177
   Coherent, Inc. *                                                            10,000            246
   CTS Corp.                                                                   11,680            144
   Cubic Corp.                                                                  5,300            133
   Cymer, Inc. *                                                               11,800            486
   Daktronics, Inc. *                                                           4,800             77

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  47  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
ELECTRONICS - 2.6% - (CONTINUED)
   Dionex Corp. *                                                               5,700           $224
   Electro Scientific Industries, Inc. *                                        9,500            200
   Excel Technology, Inc. *                                                     3,100             78
   Fargo Electronics, Inc. *                                                    3,900             49
   FEI Co. *                                                                    8,300            194
   Flir Systems, Inc. *                                                        11,300            289
   Identix, Inc. *                                                             29,200            153
   II-VI, Inc. *                                                                3,700             74
   Innovex, Inc. *                                                              6,200             62
   Invision Technologies, Inc. *                                                5,900            144
   Itron, Inc. *                                                                7,000            140
   Keithley Instruments, Inc.                                                   4,200             59
   Kemet Corp. *                                                               29,500            376
   Manufacturers Services Ltd. *                                                5,500             28
   Methode Electronics, Inc., Class A                                          11,342            134
   Metrologic Instruments, Inc. *                                               1,000             36
   Molecular Devices Corp. *                                                    4,700             82
   OSI Systems, Inc. *                                                          4,400             76
   Park Electrochemical Corp.                                                   5,900            134
   Paxar Corp. *                                                                9,520            122
   Pemstar, Inc. *                                                             10,000             36
   Photon Dynamics, Inc. *                                                      5,500            160
   Planar Systems, Inc. *                                                       4,800            103
   Rofin-Sinar Technologies, Inc. *                                             4,000             84
   Rogers Corp. *                                                               5,400            168
   SAFLINK Corp. *                                                              8,900             41
   SBS Technologies, Inc. *                                                     5,000             54
   Sonic Solutions, Inc. *                                                      4,700             65
   Stoneridge, Inc. *                                                           4,300             63
   Sypris Solutions, Inc.                                                       1,800             25
   Technitrol, Inc. *                                                          13,700            252
   Thomas & Betts Corp. *                                                      14,600            231
   Trimble Navigation Ltd. *                                                   10,800            250
   TTM Technologies, Inc. *                                                     6,600             94
   Varian, Inc. *                                                              10,000            313
   Watts Industries, Inc., Class A                                              3,800             67
   Woodhead Industries, Inc.                                                    3,300             50
   Woodward Governor Co.                                                        3,000            131
   X-Rite, Inc.                                                                 6,900             78
   Zygo Corp. *                                                                 5,400             89
----------------------------------------------------------------------------------------------------
                                                                                               7,095
----------------------------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.1%
   FuelCell Energy, Inc. *                                                     11,600           $136
   Headwaters, Inc. *                                                           8,900            143
   KFX, Inc. *                                                                  8,600             43
   Plug Power, Inc. *                                                           7,900             41
----------------------------------------------------------------------------------------------------
                                                                                                 363
----------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.5%
   Dycom Industries, Inc. *                                                    16,400            334
   EMCOR Group, Inc. *                                                          4,500            191
   Granite Construction, Inc.                                                  11,162            209
   Insituform Technologies, Inc., Class A *                                     7,700            137
   Perini Corp. *                                                               5,600             38
   URS Corp. *                                                                  5,500            107
   Washington Group International, Inc. *                                       8,500            229
----------------------------------------------------------------------------------------------------
                                                                                               1,245
----------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.9%
   Alliance Gaming Corp. *                                                     16,900            343
   AMC Entertainment, Inc. *                                                   10,600            142
   Argosy Gaming Co. *                                                          7,800            190
   Churchill Downs, Inc.                                                        2,000             76
   Dover Downs Gaming & Entertainment, Inc.                                     2,830             23
   Gaylord Entertainment Co. *                                                  4,200            103
   Isle of Capri Casinos, Inc. *                                                5,200            103
   Macrovision Corp. *                                                         14,000            258
   Magna Entertainment Corp., Class A *                                        13,400             56
   Penn National Gaming, Inc. *                                                10,500            224
   Pinnacle Entertainment, Inc. *                                               7,300             51
   Scientific Games Corp., Class A *                                           16,800            192
   Shuffle Master, Inc. *                                                       5,700            155
   Six Flags, Inc. *                                                           31,700            167
   Speedway Motorsports, Inc.                                                   4,800            142
   Steinway Musical Instruments *                                               1,500             27
   Vail Resorts, Inc. *                                                         6,400             91
----------------------------------------------------------------------------------------------------
                                                                                               2,343
----------------------------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.5%
   BHA Group Holdings, Inc.                                                     1,300             31
   Calgon Carbon Corp.                                                         11,600             65
   Casella Waste Systems, Inc., Class A *                                       4,300             53
   Clean Harbors, Inc. *                                                        2,700             11
   Darling International, Inc. *                                               19,100             51
   Duratek, Inc. *                                                              2,600             23
   Gundle/SLT Environmental, Inc. *                                             1,800             28
   Ionics, Inc. *                                                               6,000            147

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  48  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                              NUMBER          VALUE
                                                                            OF SHARES         (000S)
COMMON STOCKS - 97.4% - CONTINUED
ENVIRONMENTAL CONTROL - 0.5% - (CONTINUED)
   Mine Safety Appliances Co.                                                   2,200           $120
   Tetra Tech, Inc. *                                                          17,091            340
   TRC Cos., Inc. *                                                             4,050             67
   Waste Connections, Inc. *                                                    9,600            337
----------------------------------------------------------------------------------------------------
                                                                                               1,273
----------------------------------------------------------------------------------------------------
FOOD - 1.3%
   American Italian Pasta Co., Class A *                                        5,100            197
   Arden Group, Inc., Class A                                                     500             31
   Chiquita Brands International, Inc. *                                       11,800            209
   Corn Products International, Inc.                                           12,300            392
   Flowers Foods, Inc.                                                         10,750            245
   Great Atlantic & Pacific Tea Co. *                                           5,100             41
   Hain Celestial Group, Inc. *                                                 7,600            138
   Horizon Organic Holding Corp. *                                              2,100             50
   Ingles Markets, Inc., Class A                                                2,900             28
   International Multifoods Corp. *                                             6,000            140
   Interstate Bakeries                                                         15,300            230
   J & J Snack Foods Corp. *                                                    2,100             73
   Lance, Inc.                                                                  8,400             83
   M & F Worldwide Corp. *                                                      3,500             34
   Nash Finch Co.                                                               3,800             59
   Pathmark Stores, Inc. *                                                      9,200             64
   Pilgrims Pride Corp., Class B                                                5,200             65
   Ralcorp Holdings, Inc. *                                                     9,900            274
   Riviana Foods, Inc.                                                          2,000             57
   Ruddick Corp.                                                               11,200            174
   Sanderson Farms, Inc.                                                        1,800             57
   Sanfilippo (John B.) & Son *                                                 1,800             38
   Seaboard Corp.                                                                 120             26
   Sensient Technologies Corp.                                                 13,500            284
   United Natural Foods, Inc. *                                                 6,500            216
   Weis Markets, Inc.                                                           3,800            129
   Wild Oats Markets, Inc. *                                                    8,450             92
----------------------------------------------------------------------------------------------------
                                                                                               3,426
----------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
   Buckeye Technologies, Inc. *                                                 9,100             83
   Caraustar Industries, Inc. *                                                 9,000             79
   Deltic Timber Corp.                                                          3,300             95
   Glatfelter Co.                                                               9,700            114
   Longview Fibre Co.                                                          17,500            171
   Louisiana-Pacific Corp. *                                                   35,700            492
   Pope & Talbot, Inc.                                                          5,300             80
   Potlatch Corp.                                                               8,900           $264
   Rock-Tenn Co., Class A                                                       8,340            122
   Schweitzer-Mauduit International, Inc.                                       5,100            129
   Wausau-Mosinee Paper Corp.                                                  12,642            154
----------------------------------------------------------------------------------------------------
                                                                                               1,783
----------------------------------------------------------------------------------------------------
GAS - 1.0%
   Atmos Energy Corp.                                                          17,022            408
   Cascade Natural Gas Corp.                                                    3,800             74
   Chesapeake Utilities Corp.                                                   1,900             44
   Energen Corp.                                                               11,900            431
   EnergySouth, Inc.                                                            1,500             48
   Laclede Group (The), Inc.                                                    6,500            176
   New Jersey Resources Corp.                                                   9,250            333
   Northwest Natural Gas Co.                                                    8,750            254
   NUI Corp.                                                                    5,500             82
   SEMCO Energy, Inc.                                                           6,475             30
   South Jersey Industries, Inc.                                                4,213            159
   Southern Union Co. *                                                        18,949            322
   Southwest Gas Corp.                                                         10,400            236
----------------------------------------------------------------------------------------------------
                                                                                               2,597
----------------------------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.4%
   Baldor Electric Co.                                                          9,953            210
   Franklin Electric Co., Inc.                                                  2,300            128
   Kennametal, Inc.                                                            11,400            427
   Lincoln Electric Holdings, Inc.                                             11,000            244
   Milacron, Inc.                                                              11,600             27
   Regal-Beloit Corp.                                                           8,000            163
----------------------------------------------------------------------------------------------------
                                                                                               1,199
----------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 4.3%
   Advanced Medical Optics, Inc. *                                              9,900            178
   Advanced Neuromodulation Systems, Inc. *                                     6,250            249
   Alaris Medical, Inc. *                                                       6,100            101
   Align Technology, Inc. *                                                    15,100            189
   American Medical Systems Holdings, Inc. *                                    7,000            152
   Arrow International, Inc.                                                    7,900            182
   Arthrocare Corp. *                                                           6,100            109
   Aspect Medical Systems, Inc. *                                               3,200             33
   Biolase Technology, Inc. *                                                   6,400             73
   Biosite, Inc. *                                                              3,600            102
   Bruker BioSciences Corp. *                                                   6,964             31
   Candela Corp. *                                                              2,600             33
   Cantel Medical Corp. *                                                       2,300             31

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  49  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                            NUMBER         VALUE
                                                                          OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
HEALTHCARE-PRODUCTS - 4.3% - (CONTINUED)
   Cardiac Science, Inc. *                                                     17,600            $73
   Cardiodynamics International Corp. *                                        11,300             51
   Cepheid, Inc. *                                                             10,500             49
   Cerus Corp. *                                                                5,000             23
   Cholestech Corp. *                                                           4,700             36
   Closure Medical Corp. *                                                      2,300             56
   Columbia Laboratories, Inc. *                                               11,200            135
   Conceptus, Inc. *                                                            5,900             77
   Conmed Corp. *                                                               9,925            205
   Cooper Cos., Inc.                                                           10,600            432
   CTI Molecular Imaging, Inc. *                                                8,300            123
   Cyberonics, Inc. *                                                           6,800            210
   Cytyc Corp. *                                                               38,300            576
   Dade Behring Holdings, Inc. *                                               13,700            387
   Datascope Corp.                                                              3,600            111
   Diagnostic Products Corp.                                                    7,000            254
   DJ Orthopedics, Inc. *                                                       2,200             31
   EPIX Medical, Inc. *                                                         4,400             75
   Exactech, Inc. *                                                             2,000             33
   Gen-Probe, Inc. *                                                            8,100            439
   Haemonetics Corp. of Massachusetts *                                         5,500            130
   Hanger Orthopedic Group, Inc. *                                              7,100            109
   Hologic, Inc. *                                                              6,700             91
   I-Stat Corp. *                                                               5,300             71
   ICU Medical, Inc. *                                                          3,600             98
   Igen International, Inc. *                                                   6,100            352
   Immucor, Inc. *                                                              4,400            119
   Inamed Corp. *                                                               6,100            448
   Intuitive Surgical, Inc. *                                                   7,700            128
   Invacare Corp.                                                               9,012            339
   Inverness Medical Innovations, Inc. *                                        3,800             96
   Kensey Nash Corp. *                                                          2,600             61
   Kyphon, Inc. *                                                               6,100            119
   Laserscope *                                                                 4,500             53
   Lifeline Systems, Inc. *                                                     1,600             50
   Luminex Corp. *                                                              7,200             49
   Medical Action Industries, Inc. *                                            2,700             35
   Mentor Corp.                                                                13,900            317
   Meridian Bioscience, Inc.                                                    3,400             34
   Merit Medical Systems, Inc. *                                                5,600            124
   Novoste Corp. *                                                              5,600             25
   Oakley, Inc.                                                                 8,500             85
   Ocular Sciences, Inc. *                                                      6,300           $140
   OraSure Technologies, Inc. *                                                11,700            111
   Orthologic Corp. *                                                          11,200             60
   Osteotech, Inc. *                                                            5,200             43
   Palatin Technologies, Inc. *                                                14,300             69
   PolyMedica Corp.                                                             6,200            164
   Possis Medical, Inc. *                                                       5,300             83
   PSS World Medical, Inc. *                                                   23,150            205
   Quidel Corp. *                                                               9,300             62
   Sola International, Inc. *                                                   7,900            126
   SonoSite, Inc. *                                                             4,900             98
   Staar Surgical Co. *                                                         5,800             61
   SurModics, Inc. *                                                            4,800            129
   Sybron Dental Specialties, Inc. *                                           13,000            326
   Synovis Life Technologies, Inc. *                                            2,900             71
   Techne Corp. *                                                              13,900            442
   Therasense, Inc. *                                                           8,200            102
   Thoratec Corp. *                                                            16,285            277
   TriPath Imaging, Inc. *                                                      7,500             65
   Ventana Medical Systems, Inc. *                                              4,200            169
   Viasys Healthcare, Inc. *                                                   10,200            206
   Visx, Inc. *                                                                13,000            248
   Vital Images, Inc. *                                                         3,100             58
   Vital Signs, Inc.                                                            2,000             59
   West Pharmaceutical Services, Inc.                                           3,676            115
   Wright Medical Group, Inc. *                                                 5,400            136
   Young Innovations, Inc.                                                      1,400             45
   Zoll Medical Corp. *                                                         2,900             93
----------------------------------------------------------------------------------------------------
                                                                                              11,535
----------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.9%
   American Healthways, Inc. *                                                  4,500            189
   American Medical Security Group, Inc. *                                      3,900             79
   AMERIGROUP Corp. *                                                           7,100            317
   Amsurg Corp. *                                                               6,000            198
   Beverly Enterprises, Inc. *                                                 31,200            185
   Bioreliance Corp. *                                                          1,700             43
   Centene Corp. *                                                              6,000            182
   Chronimed, Inc. *                                                            4,300             39
   Covance, Inc. *                                                             21,000            470
   Curative Health Services, Inc. *                                             3,600             64
   Dynacq International, Inc. *                                                 1,918             35
   Genesis Health Ventures, Inc. *                                              8,200            199

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  50  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
HEALTHCARE-SERVICES - 1.9% - (CONTINUED)
   Gentiva Health Services, Inc. *                                              8,500            $98
   Inveresk Research Group, Inc. *                                             10,100            201
   Kindred Healthcare, Inc. *                                                   4,000            150
   LabOne, Inc. *                                                               2,500             58
   LifePoint Hospitals, Inc. *                                                 12,800            308
   Matria Healthcare, Inc. *                                                    3,200             55
   National Healthcare Corp. *                                                  2,200             31
   Odyssey HealthCare, Inc. *                                                  10,975            327
   Option Care, Inc. *                                                          4,400             53
   Orthodontic Centers of America, Inc. *                                      17,200            136
   Pediatrix Medical Group, Inc. *                                              8,100            373
   Province Healthcare Co. *                                                   15,650            203
   RehabCare Group, Inc. *                                                      5,400             92
   Select Medical Corp. *                                                       7,900            228
   Sierra Health Services *                                                     8,000            164
   Specialty Laboratories *                                                     2,400             31
   Sunrise Senior Living, Inc. *                                                5,700            150
   U.S. Physical Therapy, Inc. *                                                4,100             50
   United Surgical Partners International, Inc. *                               5,900            167
   US Oncology, Inc. *                                                         23,506            172
   VistaCare, Inc., Class A *                                                   3,900            122
   WellPoint Health Networks, Inc. *                                              715             55
-------------------------------------------------------------------------------------------------------
                                                                                               5,224
-------------------------------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.1%
   Resource America, Inc., Class A                                              5,100             61
   Walter Industries, Inc.                                                      9,600            103
-------------------------------------------------------------------------------------------------------
                                                                                                 164
-------------------------------------------------------------------------------------------------------
HOME BUILDERS - 0.8%
   Beazer Homes USA, Inc. *                                                     4,450            376
   Brookfield Homes Corp.                                                       5,400            100
   Champion Enterprises, Inc. *                                                17,908            114
   Coachmen Industries, Inc.                                                    4,700             55
   Dominion Homes, Inc. *                                                       1,300             33
   Fleetwood Enterprises, Inc. *                                               12,300            114
   M/I Schottenstein Homes, Inc. *                                              3,500            139
   Meritage Corp. *                                                             3,100            147
   Modtech Holdings, Inc. *                                                     2,700             21
   Monaco Coach Corp. *                                                         8,700            144
   Palm Harbor Homes, Inc. *                                                    5,912            101
   Skyline Corp.                                                                2,100             67
   Standard-Pacific Corp.                                                      11,000            417
   Technical Olympic USA, Inc. *                                                  800             22
   WCI Communities, Inc. *                                                      5,800            $96
   William Lyon Homes, Inc. *                                                   1,400             70
   Winnebago Industries, Inc.                                                   4,300            192
-------------------------------------------------------------------------------------------------------
                                                                                               2,208
-------------------------------------------------------------------------------------------------------
HOME FURNISHINGS - 0.2%
   American Woodmark Corp.                                                      1,900             85
   Applica, Inc. *                                                              6,553             40
   Bassett Furniture Industries, Inc.                                           3,400             46
   Emerson Radio Corp. *                                                        5,600             21
   Hooker Furniture Corp.                                                       1,000             35
   Kimball International, Inc., Class B                                         7,500            110
   Stanley Furniture Co., Inc.                                                  1,700             52
   TiVo, Inc. *                                                                10,800             80
   Universal Electronics, Inc. *                                                4,700             54
-------------------------------------------------------------------------------------------------------
                                                                                                 523
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.9%
   American Greetings Corp., Class A *                                         21,100            410
   Central Garden and Pet Co. *                                                 5,400            141
   CSS Industries, Inc.                                                         1,600             41
   Ennis Business Forms, Inc.                                                   5,600             75
   Fossil, Inc. *                                                               8,250            200
   Harland (John H.) Co.                                                        9,500            252
   Jarden Corp. *                                                               4,900            185
   New England Business Service, Inc.                                           3,500             93
   Playtex Products, Inc. *                                                    10,100             60
   Russ Berrie & Co., Inc.                                                      3,100            105
   Standard Register (The) Co.                                                  4,000             66
   Tupperware Corp.                                                            17,800            238
   WD-40 Co.                                                                    5,670            180
   Yankee Candle Co., Inc. *                                                   10,600            270
-------------------------------------------------------------------------------------------------------
                                                                                               2,316
-------------------------------------------------------------------------------------------------------
HOUSEWARES - 0.2%
   Libbey, Inc.                                                                 4,200            117
   National Presto Industries, Inc.                                             1,600             55
   Oneida Ltd.                                                                  4,970             15
   Toro Co.                                                                     8,400            378
-------------------------------------------------------------------------------------------------------
                                                                                                 565
-------------------------------------------------------------------------------------------------------
INSURANCE - 2.4%
   21st Century Insurance Group                                                 7,900            109
   Alfa Corp.                                                                  11,500            144
   Allmerica Financial Corp. *                                                 18,200            433
   American Physicians Capital, Inc. *                                          3,000             83

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  51  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
INSURANCE - 2.4% - (CONTINUED)
   AmerUs Group Co.                                                            13,400           $456
   Argonaut Group, Inc. *                                                       6,900             90
   Baldwin & Lyons, Inc., Class B                                               2,550             60
   Citizens, Inc. *                                                             9,125             73
   CNA Surety Corp. *                                                           5,300             53
   Commerce Group, Inc.                                                         7,900            300
   Delphi Financial Group, Inc., Class A                                        5,619            261
   Enstar Group, Inc. *                                                         1,000             39
   FBL Financial Group, Inc., Class A                                           4,000             99
   Financial Industries Corp.                                                   2,700             38
   Great American Financial Resources, Inc.                                     2,260             33
   Harleysville Group, Inc.                                                    10,300            240
   Hilb, Rogal & Hamilton Co.                                                  10,300            320
   Horace Mann Educators Corp.                                                 13,400            194
   Independence Holding Co.                                                     1,100             24
   Infinity Property & Casualty Corp.                                           4,200            118
   Kansas City Life Insurance Co.                                               1,200             55
   Landamerica Financial Group, Inc.                                            6,300            289
   Midland (The) Co.                                                            2,400             51
   National Western Life Insurance Co., Class A*                                  700             96
   Navigators Group, Inc. *                                                     1,400             46
   Ohio Casualty Corp. *                                                       19,000            276
   Penn-America Group, Inc.                                                     3,100             46
   Philadelphia Consolidated Holding Co. *                                      5,300            245
   Phoenix Companies, Inc.                                                     32,200            372
   PMA Capital Corp., Class A                                                   7,300             91
   Presidential Life Corp.                                                      7,000            106
   ProAssurance Corp. *                                                         8,146            210
   RLI Corp.                                                                    6,226            205
   Safety Insurance Group, Inc.                                                 3,200             50
   Selective Insurance Group, Inc.                                              9,200            274
   State Auto Financial Corp.                                                   4,400            111
   Stewart Information Services Corp. *                                         5,700            161
   Triad Guaranty, Inc. *                                                       2,600            128
   UICI *                                                                      12,800            161
   United Fire & Casualty Co.                                                   2,500             91
   Universal American Financial Corp. *                                         8,000             71
   USI Holdings Corp. *                                                         7,600             99
   Zenith National Insurance Corp.                                              3,000             83
-------------------------------------------------------------------------------------------------------
                                                                                               6,484
-------------------------------------------------------------------------------------------------------
INTERNET - 3.9%
   1-800 Contacts, Inc. *                                                       1,800             36
   1-800-FLOWERS.COM, Inc., Class A *                                           6,400            $48
   Agile Software Corp. *                                                      14,800            141
   Akamai Technologies, Inc. *                                                 35,100            151
   Alloy, Inc. *                                                               11,700             66
   Aquantive, Inc. *                                                           13,400            124
   Ariba, Inc. *                                                               91,700            279
   AsiaInfo Holdings, Inc. *                                                   10,200             69
   Ask Jeeves, Inc. *                                                          11,800            205
   At Road, Inc. *                                                              9,800            132
   Autobytel.com, Inc. *                                                       11,300            108
   BroadVision, Inc. *                                                          8,800             43
   Centillium Communications, Inc. *                                           10,000             71
   CMGI, Inc. *                                                               126,100            195
   CNET Networks, Inc. *                                                       34,500            244
   Digital Insight Corp. *                                                      9,900            197
   Digital River, Inc. *                                                        9,300            254
   Digitalthink, Inc. *                                                        12,000             31
   Digitas, Inc. *                                                              5,300             38
   Drugstore.com, Inc. *                                                       10,800             83
   E-Loan, Inc. *                                                              15,300             56
   E.piphany, Inc. *                                                           19,000             95
   Earthlink, Inc. *                                                           40,300            332
   eCollege.com, Inc. *                                                         4,000             81
   Entrust, Inc. *                                                             16,600             81
   eResearch Technology, Inc. *                                                 6,100            212
   eSPEED, Inc., Class A *                                                      8,000            181
   F5 Networks, Inc. *                                                          7,600            146
   FindWhat.com *                                                               4,100             71
   Freemarkets, Inc. *                                                         12,700             99
   FTD, Inc., Class A *                                                         1,000             22
   GSI Commerce, Inc. *                                                         5,300             53
   Harris Interactive, Inc. *                                                  14,500            102
   Homestore, Inc. *                                                           29,700             82
   Infospace, Inc. *                                                            8,700            178
   Interland, Inc. *                                                            4,660             36
   Internet Security Systems, Inc. *                                           12,700            159
   Interwoven, Inc. *                                                          35,200             93
   j2 Global Communications, Inc. *                                             5,700            216
   Kana Software, Inc. *                                                        7,900             31
   Keynote Systems, Inc. *                                                      6,600             77
   Lionbridge Technologies *                                                   10,700             80
   LookSmart Ltd. *                                                            26,100             82

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  52  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
INTERNET - 3.9% - (CONTINUED)
   Matrixone, Inc. *                                                           14,700            $72
   Neoforma, Inc. *                                                             2,700             38
   Net2Phone, Inc. *                                                            8,500             54
   NetBank, Inc.                                                               16,400            204
   Netegrity, Inc. *                                                            8,750             88
   NetFlix, Inc. *                                                              3,600            121
   Netratings, Inc. *                                                           3,400             32
   NIC, Inc. *                                                                 10,100             48
   Openwave Systems, Inc. *                                                    61,700            260
   Opsware, Inc. *                                                             16,300            119
   Overstock.com, Inc. *                                                        3,000             45
   Overture Services, Inc. *                                                   21,800            577
   PC-Tel, Inc. *                                                               6,700             71
   Portal Software, Inc. *                                                      8,520            123
   Priceline.com, Inc. *                                                        7,066            205
   Procurenet, Inc. *                                                           7,500              -
   ProQuest Co. *                                                               8,100            213
   Raindance Communications, Inc. *                                            16,300             45
   Register.com, Inc. *                                                        11,200             50
   RSA Security, Inc. *                                                        16,300            233
   S1 Corp. *                                                                  23,700            120
   Safeguard Scientifics, Inc. *                                               40,800            139
   Sapient Corp. *                                                             26,400             95
   Secure Computing Corp. *                                                    10,900            127
   Seebeyond Technology Corp. *                                                16,400             42
   Sohu.com, Inc. *                                                             5,800            180
   SonicWALL, Inc. *                                                           17,600            102
   Stamps.com, Inc. *                                                          12,500             73
   Stellent, Inc. *                                                             6,000             47
   SupportSoft, Inc. *                                                          8,500             95
   TheStreet.com, Inc. *                                                        4,300             19
   TIBCO Software, Inc. *                                                      28,700            154
   TriZetto Group, Inc. *                                                      10,600             71
   United Online, Inc. *                                                        9,700            337
   Valueclick, Inc. *                                                          22,600            190
   Verity, Inc. *                                                               7,200             94
   Verso Technologies, Inc. *                                                  30,700            115
   Vignette Corp. *                                                            70,500            162
   Vitria Technology, Inc. *                                                    6,300             32
   WatchGuard Technologies, Inc. *                                             11,200             60
   WebEx Communications, Inc. *                                                 8,200            156
   webMethods, Inc. *                                                          15,600           $124
   Websense, Inc. *                                                             6,700            142
-------------------------------------------------------------------------------------------------------
                                                                                              10,354
-------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 0.1%
   MCG Capital Corp.                                                            9,300            145
   Medallion Financial Corp.                                                    4,800             30
-------------------------------------------------------------------------------------------------------
                                                                                                 175
-------------------------------------------------------------------------------------------------------
IRON/STEEL - 0.4%
   AK Steel Holding Corp. *                                                    33,100             66
   Allegheny Technologies, Inc.                                                27,700            181
   Carpenter Technology Corp.                                                   6,800            146
   Cleveland-Cliffs, Inc. *                                                     3,100             79
   Gibraltar Steel Corp.                                                        3,200             71
   Material Sciences Corp. *                                                    2,700             28
   Reliance Steel & Aluminum Co.                                                8,150            181
   Ryerson Tull, Inc.                                                           7,432             58
   Schnitzer Steel Industries, Inc., Class A                                    3,100             93
   Steel Dynamics, Inc. *                                                      12,800            194
-------------------------------------------------------------------------------------------------------
                                                                                               1,097
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 0.6%
   Ambassadors Group, Inc. *                                                    1,800             31
   Ambassadors International, Inc.                                              2,000             24
   Arctic Cat, Inc.                                                             5,025             97
   Bally Total Fitness Holding Corp. *                                         10,700             93
   Callaway Golf Co.                                                           22,500            321
   K2, Inc. *                                                                   8,000            119
   Marine Products Corp.                                                        1,900             28
   Multimedia Games, Inc. *                                                     3,600            131
   Nautilus Group, Inc.                                                         9,737            123
   Navigant International, Inc. *                                               4,300             60
   Pegasus Solutions, Inc. *                                                    8,500            118
   Thor Industries, Inc.                                                        6,098            329
   WMS Industries, Inc. *                                                       7,500            170
-------------------------------------------------------------------------------------------------------
                                                                                               1,644
-------------------------------------------------------------------------------------------------------
LODGING - 0.6%
   Ameristar Casinos, Inc. *                                                    3,700             93
   Aztar Corp. *                                                                9,600            170
   Boca Resorts, Inc., Class A *                                                8,500            110
   Boyd Gaming Corp.                                                           10,900            166
   Choice Hotels International, Inc. *                                          6,700            194
   Extended Stay America, Inc. *                                               24,400            364
   La Quinta Corp. *                                                           47,300            295

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  53  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
LODGING - 0.6% - (CONTINUED)
   Marcus Corp.                                                                 6,625           $101
   MTR Gaming Group, Inc. *                                                     7,800             68
   Prime Hospitality Corp. *                                                   12,600            110
-------------------------------------------------------------------------------------------------------
                                                                                               1,671
-------------------------------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Astec Industries, Inc. *                                                     5,100             53
   JLG Industries, Inc.                                                        14,700            169
   Joy Global, Inc. *                                                          16,400            257
   Terex Corp. *                                                               14,900            276
-------------------------------------------------------------------------------------------------------
                                                                                                 755
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 1.5%
   Alamo Group, Inc.                                                            1,800             26
   Albany International Corp., Class A                                          9,067            280
   Applied Industrial Technologies, Inc.                                        5,835            116
   Briggs & Stratton Corp.                                                      7,400            435
   Cascade Corp.                                                                3,500             77
   Cognex Corp.                                                                11,600            305
   Flowserve Corp. *                                                           16,100            327
   Gardner Denver, Inc. *                                                       5,450            114
   Gerber Scientific, Inc. *                                                    7,100             50
   Global Power Equipment Group, Inc. *                                         8,400             44
   Gorman-Rupp (The) Co.                                                        2,500             57
   IDEX Corp.                                                                   9,475            345
   Kadant, Inc. *                                                               4,020             77
   Lindsay Manufacturing Co.                                                    4,055             82
   Manitowoc Co. (The), Inc.                                                    9,050            196
   NACCO Industries, Inc., Class A                                              1,600            114
   Nordson Corp.                                                                8,700            225
   Presstek, Inc. *                                                            10,400             77
   Robbins & Myers, Inc.                                                        3,700             82
   Sauer-Danfoss, Inc.                                                          3,400             48
   Stewart & Stevenson Services, Inc.                                           9,700            146
   Surebeam Corp., Class A *                                                   25,800             37
   Tecumseh Products Co., Class A                                               5,500            205
   Tennant Co.                                                                  2,900            107
   Thomas Industries, Inc.                                                      3,223             92
   UNOVA, Inc. *                                                               15,700            230
   Wabtec Corp.                                                                10,774            171
-------------------------------------------------------------------------------------------------------
                                                                                               4,065
-------------------------------------------------------------------------------------------------------
MEDIA - 1.3%
   4Kids Entertainment, Inc. *                                                  4,100             86
   Acme Communications, Inc. *                                                  2,900             22
   Charter Communications, Inc., Class A *                                     88,600           $365
   Courier Corp.                                                                1,300             66
   Cumulus Media, Inc., Class A *                                              14,700            251
   Digital Generation Systems *                                                 9,800             21
   Emmis Communications Corp., Class A *                                       15,200            307
   Fisher Communications, Inc. *                                                1,700             80
   Gray Television, Inc.                                                       13,600            159
   Hollinger International, Inc.                                               14,300            177
   Information Holdings, Inc. *                                                 4,300             86
   Insight Communications Co., Inc., Class A *                                 15,200            145
   Journal Register Co. *                                                      10,600            199
   Liberty Corp.                                                                5,600            235
   Lin TV Corp., Class A *                                                      9,100            193
   Lodgenet Entertainment Corp. *                                               3,600             56
   Martha Stewart Living Omnimedia, Inc., Class A *                             4,100             38
   Mediacom Communications Corp. *                                             17,100            114
   Paxson Communications Corp. *                                               10,100             50
   Pegasus Communications Corp. *                                               1,100             16
   Playboy Enterprises, Inc., Class B *                                         5,000             73
   Primedia, Inc. *                                                            50,400            144
   Pulitzer, Inc.                                                               1,600             83
   Regent Communications, Inc. *                                               11,900             73
   Saga Communications, Inc., Class A *                                         4,681             91
   Salem Communications Corp., Class A *                                        3,000             58
   Sinclair Broadcast Group, Inc., Class A *                                   13,000            132
   Spanish Broadcasting System, Inc., Class A *                                10,800             92
   Thomas Nelson, Inc.                                                          2,700             37
   Value Line, Inc.                                                               500             24
   World Wrestling Entertainment, Inc.                                          4,100             41
   Young Broadcasting, Inc., Class A *                                          4,300             84
-------------------------------------------------------------------------------------------------------
                                                                                               3,598
-------------------------------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.5%
   Ampco-Pittsburgh Corp.                                                       1,600             19
   CIRCOR International, Inc.                                                   4,200             81
   Commercial Metals Co.                                                        8,620            158
   Kaydon Corp.                                                                 8,800            209
   Lawson Products, Inc.                                                        1,700             46
   Mueller Industries, Inc. *                                                  11,700            298
   NN, Inc.                                                                     3,600             46
   NS Group, Inc. *                                                             5,000             32
   Penn Engineering & Manufacturing Corp.                                       3,500             54
   Quanex Corp.                                                                 5,500            185

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  54  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
METAL FABRICATION/HARDWARE - 0.5% - (CONTINUED)
   Shaw Group (The), Inc. *                                                    12,900           $135
   Valmont Industries, Inc.                                                     5,000             99
-------------------------------------------------------------------------------------------------------
                                                                                               1,362
-------------------------------------------------------------------------------------------------------
MINING - 0.4%
   Amcol International Corp.                                                    6,514             80
   Brush Engineered Materials, Inc. *                                           4,600             47
   Century Aluminum Co. *                                                       4,200             46
   Coeur D'alene Mines Corp. *                                                 61,100            190
   Hecla Mining Co. *                                                          37,400            196
   Liquidmetal Technologies *                                                   5,900             19
   Royal Gold, Inc.                                                             5,500            101
   RTI International Metals, Inc. *                                             6,500             68
   Stillwater Mining Co. *                                                     15,050             95
   USEC, Inc.                                                                  28,100            183
-------------------------------------------------------------------------------------------------------
                                                                                               1,025
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.6%
   Actuant Corp., Class A *                                                     3,600            202
   Acuity Brands, Inc.                                                         14,200            257
   Ameron International Corp.                                                   2,300             76
   Applied Films Corp. *                                                        3,800            113
   Barnes Group, Inc.                                                           4,232            110
   Brink's (The) Co.                                                           18,500            321
   Ceradyne, Inc. *                                                             2,800             72
   Clarcor, Inc.                                                                8,512            332
   Concord Camera Corp. *                                                       8,300             88
   Cuno, Inc. *                                                                 5,050            198
   EnPro Industries, Inc. *                                                     7,000             68
   ESCO Technologies, Inc. *                                                    4,100            186
   Federal Signal Corp.                                                        16,400            244
   Griffon Corp. *                                                              8,363            150
   Hexcel Corp. *                                                               7,607             45
   Jacuzzi Brands, Inc. *                                                      25,600            159
   Lydall, Inc. *                                                               5,000             60
   Matthews International Corp., Class A                                        9,700            256
   Myers Industries, Inc.                                                       6,533             65
   Quixote Corp.                                                                2,100             53
   Raven Industries, Inc.                                                       2,300             57
   Roper Industries, Inc.                                                       9,400            409
   Smith (A.O.) Corp.                                                           5,700            160
   SPS Technologies, Inc. *                                                     2,834            128
   Standex International Corp.                                                  3,700             90
   Sturm Ruger & Co., Inc.                                                      7,300             75
   Tredegar Corp.                                                              10,450           $157
   Trinity Industries, Inc.                                                    12,000            310
-------------------------------------------------------------------------------------------------------
                                                                                               4,441
-------------------------------------------------------------------------------------------------------
OFFICE FURNISHINGS - 0.0%
   Interface, Inc., Class A *                                                  14,900             81
-------------------------------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.1%
   General Binding Corp. *                                                      2,100             22
   Global Imaging System, Inc. *                                                5,100            125
   Imagistics International, Inc. *                                             5,300            154
-------------------------------------------------------------------------------------------------------
                                                                                                 301
-------------------------------------------------------------------------------------------------------
OIL & GAS - 2.2%
   Atwood Oceanics, Inc. *                                                      2,700             65
   Berry Petroleum Co., Class A                                                 5,400             99
   Cabot Oil & Gas Corp.                                                        8,600            224
   Cimarex Energy Co. *                                                        14,200            278
   Clayton Williams Energy, Inc. *                                              1,200             23
   Comstock Resources, Inc. *                                                   9,700            129
   Denbury Resources, Inc. *                                                   11,700            145
   Encore Acquisition Co. *                                                     3,000             65
   Energy Partners Ltd. *                                                       7,200             80
   Evergreen Resources, Inc. *                                                 13,200            356
   Forest Oil Corp. *                                                          13,800            330
   Frontier Oil Corp.                                                           8,900            131
   Grey Wolf, Inc. *                                                           57,500            200
   Harvest Natural Resources, Inc. *                                           12,000             74
   Holly Corp.                                                                  3,400             84
   Houston Exploration Co. *                                                    4,700            165
   KCS Energy, Inc. *                                                          11,600             79
   Magnum Hunter Resources, Inc. *                                             23,000            184
   McMoRan Exploration Co. *                                                    4,000             42
   Meridian Resource Corp. *                                                   12,012             52
   Nuevo Energy Co. *                                                           6,000            109
   Parker Drilling Co. *                                                       29,600             70
   Patina Oil & Gas Corp.                                                      10,200            370
   Penn Virginia Corp.                                                          2,500            110
   Petrocorp, Inc. *                                                            1,800             24
   Petroleum Development Corp. *                                                5,400             65
   Plains Exploration & Production Co. *                                       13,095            163
   Prima Energy Corp. *                                                         3,000             76
   Quicksilver Resources, Inc. *                                                3,800             93
   Range Resources Corp. *                                                     17,900            122
   Remington Oil & Gas Corp. *                                                  7,200            131

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  55  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
OIL & GAS - 2.2% - (CONTINUED)
   Southwestern Energy Co. *                                                   12,100           $219
   Spinnaker Exploration Co. *                                                  8,500            204
   St. Mary Land & Exploration Co.                                              9,600            243
   Stone Energy Corp. *                                                         7,776            274
   Swift Energy Co. *                                                           8,790            124
   Tesoro Petroleum Corp. *                                                    19,700            167
   Tom Brown, Inc. *                                                           10,800            277
   Unit Corp. *                                                                12,500            235
   Vintage Petroleum, Inc.                                                     16,900            184
-------------------------------------------------------------------------------------------------------
                                                                                               6,065
-------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.0%
   Cal Dive International, Inc. *                                              12,000            233
   CARBO Ceramics, Inc.                                                         3,500            127
   Dril-Quip, Inc. *                                                            2,100             35
   Global Industries Ltd. *                                                    24,300            111
   Gulf Island Fabrication, Inc. *                                              2,400             36
   Hanover Compressor Co. *                                                    17,700            175
   Horizon Offshore, Inc. *                                                     9,000             37
   Hydril Co. *                                                                 4,700             95
   Input/Output, Inc. *                                                        15,100             59
   Lone Star Technologies, Inc. *                                               8,600            116
   Lufkin Industries, Inc.                                                      2,000             48
   Matrix Service Co. *                                                         2,700             48
   Maverick Tube Corp. *                                                       14,300            222
   Newpark Resources, Inc. *                                                   24,780            107
   Oceaneering International, Inc. *                                            7,700            181
   Oil States International, Inc. *                                             8,700            110
   RPC, Inc.                                                                    3,294             33
   Seacor Smit, Inc. *                                                          5,800            210
   Superior Energy Services, Inc. *                                            16,400            161
   Tetra Technologies, Inc. *                                                   6,800            140
   Universal Compression Holdings, Inc. *                                       5,800            125
   Veritas DGC, Inc. *                                                         10,500             84
   W-H Energy Services, Inc. *                                                  7,600            135
-------------------------------------------------------------------------------------------------------
                                                                                               2,628
-------------------------------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.3%
   Chesapeake Corp.                                                             4,900            111
   Crown Holdings, Inc. *                                                      56,400            381
   Greif Brothers Corp., Class A                                                4,400            114
   Silgan Holdings, Inc. *                                                      3,700            118
-------------------------------------------------------------------------------------------------------
                                                                                                 724
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.3%
   aaiPharma, Inc. *                                                            4,800            $82
   Abgenix, Inc. *                                                             30,000            435
   Able Laboratories, Inc. *                                                    4,500             84
   Accredo Health, Inc. *                                                      16,300            456
   Adolor Corp. *                                                              10,800            198
   Alkermes, Inc. *                                                            22,000            302
   Alpharma, Inc., Class A                                                     13,250            246
   Alteon, Inc. *                                                              11,500             22
   Antigenics, Inc. *                                                           6,700             82
   Atherogenics, Inc. *                                                        12,500            209
   Atrix Labs, Inc. *                                                           7,000            144
   AVI BioPharma, Inc. *                                                        7,100             37
   Bentley Pharmaceuticals, Inc. *                                              4,400             71
   BioMarin Pharmaceuticals, Inc. *                                            21,700            166
   Biopure Corp. *                                                             11,400             74
   Bone Care International, Inc. *                                              3,200             41
   Bradley Pharmaceuticals, Inc. *                                              2,800             76
   Cell Therapeutics, Inc. *                                                   10,700            122
   Cima Labs, Inc. *                                                            4,900            137
   Collagenex Pharmaceuticals *                                                 2,600             28
   Connetics Corp. *                                                            9,600            173
   Corixa Corp. *                                                              15,405            123
   Cubist Pharmaceuticals, Inc. *                                              10,100            109
   CV Therapeutics, Inc. *                                                      9,700            213
   D&K Healthcare Resources, Inc.                                               4,300             60
   Discovery Laboratories, Inc. *                                              12,100             87
   Dov Pharmaceutical, Inc. *                                                   4,000             72
   Durect Corp. *                                                              10,000             34
   Esperion Therapeutics, Inc. *                                               11,500            223
   First Horizon Pharmaceutical Corp. *                                         6,900             44
   Genta, Inc. *                                                               16,000            203
   Guilford Pharmaceuticals, Inc. *                                             7,700             48
   HealthExtras, Inc. *                                                         5,300             46
   Hi-Tech Pharmacal Co., Inc. *                                                1,700             40
   Hollis-Eden Pharmaceutical *                                                 2,600             63
   Ilex Oncology, Inc. *                                                       13,100            218
   Immunogen, Inc. *                                                           13,900             62
   Impax Laboratories, Inc. *                                                  10,300            129
   Indevus Pharmaceuticals, Inc. *                                             12,800             68
   Inspire Pharmaceuticals, Inc. *                                              9,600            165
   Isis Pharmaceuticals, Inc. *                                                15,200             99
   Kos Pharmaceuticals, Inc. *                                                  3,600            124

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  56  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
PHARMACEUTICALS - 4.3% - (CONTINUED)
   KV Pharmaceutical Co., Class A *                                            11,100           $250
   La Jolla Pharmaceutical Co. *                                               17,400             69
   Lannett Co., Inc. *                                                          2,050             36
   Ligand Pharmaceuticals, Inc., Class B *                                     19,451            251
   Medarex, Inc. *                                                             25,200            149
   Medicines Co. *                                                             14,300            372
   MGI Pharma, Inc. *                                                          10,300            404
   MIM Corp. *                                                                  7,600             57
   Nabi Biopharmaceuticals *                                                   15,200            128
   Natures Sunshine Products, Inc.                                              3,100             26
   NBTY, Inc. *                                                                17,600            411
   NeoPharm, Inc. *                                                             4,410             66
   Noven Pharmaceuticals, Inc. *                                                6,900             79
   NPS Pharmaceuticals, Inc. *                                                 10,100            281
   Nuvelo, Inc. *                                                              14,000             37
   Onyx Pharmaceuticals, Inc. *                                                 8,100            175
   OSI Pharmaceuticals, Inc. *                                                 13,200            429
   Pain Therapeutics, Inc. *                                                    6,100             37
   Penwest Pharmaceuticals Co. *                                                4,700            101
   Perrigo Co.                                                                 20,900            266
   Pharmacopeia, Inc. *                                                         8,100            103
   Pozen, Inc. *                                                                7,700            137
   Priority Healthcare Corp., Class B *                                        11,800            242
   Progenics Pharmaceuticals, Inc. *                                            2,700             46
   Salix Pharmaceuticals Ltd. *                                                 6,100            117
   Sciclone Pharmaceuticals, Inc. *                                            12,800            101
   Star Scientific, Inc. *                                                      8,400             15
   SuperGen, Inc. *                                                            10,800             81
   Tanox, Inc. *                                                                8,200            164
   Theragenics Corp. *                                                         10,200             58
   Trimeris, Inc. *                                                             4,600            116
   Tularik, Inc. *                                                             15,000            148
   United Therapeutics Corp. *                                                  6,000            136
   USANA Health Sciences, Inc. *                                                1,500             72
   VCA Antech, Inc. *                                                          10,300            243
   Vertex Pharmaceuticals, Inc. *                                              26,200            322
   Vicuron Pharmaceuticals, Inc. *                                             15,800            280
   Vivus, Inc. *                                                               12,900             45
   Zymogenetics, Inc. *                                                         4,300             63
-------------------------------------------------------------------------------------------------------
                                                                                              11,528
-------------------------------------------------------------------------------------------------------
PIPELINES - 0.1%
   Aquila, Inc. *                                                              62,800           $212
   Plains Resources, Inc. *                                                     6,900             86
   Transmontaigne, Inc. *                                                       5,900             35
-------------------------------------------------------------------------------------------------------
                                                                                                 333
-------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.2%
   Avatar Holdings, Inc. *                                                      1,800             57
   Consolidated-Tomoka Land Co.                                                 1,900             55
   Jones Lang LaSalle, Inc. *                                                  10,600            196
   Reading International, Inc., Class A *                                       4,700             27
   Tarragon Realty Investors, Inc. *                                            1,900             29
   Trammell Crow Co. *                                                         10,500            131
   United Capital Corp. *                                                         900             16
-------------------------------------------------------------------------------------------------------
                                                                                                 511
-------------------------------------------------------------------------------------------------------
REITS - 5.5%
   Acadia Realty Trust                                                          5,200             57
   Alexander's, Inc. *                                                            700             74
   Alexandria Real Estate Equities, Inc.                                        6,500            312
   American Land Lease, Inc.                                                    1,800             33
   American Mortgage Acceptance Co.                                             2,800             46
   AMLI Residential Properties Trust                                            5,400            141
   Anthracite Capital, Inc.                                                    16,300            157
   Anworth Mortgage Asset Corp.                                                12,700            181
   Apex Mortgage Capital, Inc.                                                 10,200             55
   Associated Estates Realty                                                    5,600             37
   Bedford Property Investors, Inc.                                             4,500            117
   Boykin Lodging Co.                                                           5,900             49
   Brandywine Realty Trust                                                      8,900            229
   BRT Realty Trust                                                             1,200             23
   Capital Automotive                                                           8,400            256
   Capstead Mortgage Corp.                                                      3,350             42
   Chateau Communities, Inc.                                                    7,100            211
   Colonial Properties Trust                                                    6,000            216
   Commercial Net Lease Realty                                                 14,100            240
   Cornerstone Realty Income Trust, Inc.                                       18,700            151
   Corporate Office Properties Trust                                            9,900            183
   Correctional Properties Trust                                                3,500             87
   Criimi MAE, Inc. *                                                           4,200             44
   Crown American Realty Trust                                                  8,900            106
   EastGroup Properties, Inc.                                                   5,700            158
   Entertainment Properties Trust                                               5,900            177

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  57  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
REITS - 5.5% - (CONTINUED)
   Equity Inns, Inc.                                                           13,900           $105
   Equity One, Inc.                                                             9,400            160
   Essex Property Trust, Inc.                                                   5,700            357
   FelCor Lodging Trust, Inc. *                                                16,700            173
   First Industrial Realty Trust, Inc.                                         13,400            430
   Gables Residential Trust                                                     8,400            272
   Getty Realty Corp.                                                           5,300            130
   Glenborough Realty Trust, Inc.                                               5,900            111
   Glimcher Realty Trust                                                       10,500            221
   Great Lakes REIT, Inc.                                                       4,900             78
   Health Care REIT, Inc.                                                      13,800            426
   Heritage Property Investment Trust                                           6,300            182
   Highwoods Properties, Inc.                                                  18,300            437
   Home Properties of New York, Inc.                                            9,500            372
   IMPAC Mortgage Holdings, Inc.                                               16,800            272
   Innkeepers USA Trust                                                         9,200             80
   Investors Real Estate Trust                                                 12,300            121
   Keystone Property Trust                                                      6,200            126
   Kilroy Realty Corp.                                                          8,300            237
   Koger Equity, Inc.                                                           6,500            122
   Kramont Realty Trust                                                         7,300            124
   LaSalle Hotel Properties                                                     6,400            111
   Lexington Corporate Properties Trust                                        10,700            205
   LTC Properties, Inc.                                                         4,500             52
   Manufactured Home Communities, Inc.                                          4,800            188
   Meristar Hospitality Corp. *                                                14,346            102
   MFA Mortgage Investments, Inc.                                              20,200            192
   Mid-America Apartment Communities, Inc.                                      5,500            166
   Mid-Atlantic Realty Trust                                                    6,200            130
   Mission West Properties                                                      5,200             64
   National Health Investors, Inc.                                              7,600            139
   National Health Realty, Inc.                                                 2,100             32
   Nationwide Health Properties, Inc.                                          20,100            352
   Newcastle Investment Corp.                                                   8,500            195
   Novastar Financial, Inc.                                                     3,400            195
   OMEGA Healthcare Investors, Inc.                                             5,400             41
   Parkway Properties, Inc.                                                     3,200            140
   Pennsylvania Real Estate Investment Trust                                    6,700            224
   Post Properties, Inc.                                                       10,800            294
   Prentiss Properties Trust                                                   10,600            329
   Price Legacy Corp. *                                                         7,000             25
   PS Business Parks, Inc.                                                      4,400            166
   RAIT Investment Trust                                                        6,800           $156
   Ramco-Gershenson Properties                                                  3,700             94
   Reckson Associates Realty Corp.                                             17,100            395
   Redwood Trust, Inc.                                                          4,300            182
   Saul Centers, Inc.                                                           3,700             98
   Senior Housing Properties Trust                                             15,500            223
   Sizeler Property Investors                                                   3,900             41
   SL Green Realty Corp.                                                        9,400            339
   Sovran Self Storage, Inc.                                                    4,400            146
   Summit Properties, Inc.                                                      8,000            182
   Sun Communities, Inc.                                                        4,700            185
   Tanger Factory Outlet Centers, Inc.                                          2,400             88
   Taubman Centers, Inc.                                                       15,000            294
   Town & Country Trust (The)                                                   4,900            115
   U.S. Restaurant Properties, Inc.                                             6,800            111
   United Mobile Homes, Inc.                                                    1,900             29
   Universal Health Realty Income, Inc.                                         3,700            100
   Urstadt Biddle Properties, Class A                                           7,100             96
   Ventas, Inc.                                                                25,300            433
   Washington Real Estate Investment Trust                                     12,400            360
   Winston Hotels, Inc.                                                         5,900             54
-------------------------------------------------------------------------------------------------------
                                                                                              14,981
-------------------------------------------------------------------------------------------------------
RETAIL - 6.9%
   7-Eleven, Inc. *                                                             7,900            108
   AC Moore Arts & Crafts, Inc. *                                               4,300             96
   Aeropostale, Inc. *                                                          6,500            176
   America's Car Mart, Inc. *                                                   1,400             42
   American Eagle Outfitters, Inc. *                                           17,800            265
   AnnTaylor Stores Corp. *                                                    15,250            490
   Asbury Automotive Group, Inc. *                                              4,100             68
   Bebe Stores, Inc. *                                                          1,600             43
   Big 5 Sporting Goods Corp. *                                                 4,400             67
   BJ's Wholesale Club, Inc. *                                                 23,700            459
   Blair Corp.                                                                  2,300             48
   Blue Rhino Corp. *                                                           3,700             41
   Bob Evans Farms, Inc.                                                       12,000            321
   Bombay (The) Co., Inc. *                                                    11,500            113
   Brookstone, Inc. *                                                           4,050             80
   Brown Shoe Co., Inc.                                                         6,100            193
   Buckle (The), Inc.                                                           2,600             50
   Burlington Coat Factory Warehouse Corp.                                      6,260            117
   California Pizza Kitchen, Inc. *                                             5,700             99

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  58  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
RETAIL - 6.9% - (CONTINUED)
   Casey's General Stores, Inc.                                                15,100           $212
   Cash America International, Inc.                                             8,300            136
   Casual Male Retail Group, Inc. *                                            10,300             76
   Cato (The) Corp., Class A                                                    5,700            115
   CEC Entertainment, Inc. *                                                    8,000            314
   Charlotte Russe Holding, Inc. *                                              3,900             40
   Charming Shoppes, Inc. *                                                    34,800            199
   Chicago Pizza & Brewery, Inc. *                                              3,700             43
   Children's Place Retail Stores (The), Inc. *                                 4,300             74
   Christopher & Banks Corp.                                                   12,025            287
   CKE Restaurants, Inc. *                                                     16,100            104
   Coldwater Creek, Inc. *                                                      4,050             40
   Cole National Corp. *                                                        4,100             51
   Copart, Inc. *                                                              23,200            251
   Cost Plus, Inc. of California *                                              7,275            269
   CSK Auto Corp. *                                                            11,400            176
   Dave & Buster's, Inc. *                                                      3,800             39
   Deb Shops, Inc.                                                              1,500             28
   Dick's Sporting Goods, Inc. *                                                4,300            161
   Dillard's, Inc., Class A                                                    21,000            294
   Dress Barn, Inc. *                                                           6,500             89
   Duane Reade, Inc. *                                                          7,400            118
   Electronics Boutique Holdings Corp. *                                        4,500            129
   Finish Line (The), Inc., Class A *                                           6,000            158
   Finlay Enterprises, Inc. *                                                   2,100             31
   Footstar, Inc. *                                                             6,500             44
   Fred's, Inc.                                                                13,225            436
   Friedman's, Inc., Class A                                                    5,800             81
   Galyan's Trading Co., Inc. *                                                 2,300             23
   GameStop Corp. *                                                             7,200            114
   Genesco, Inc. *                                                              7,400            119
   Goody's Family Clothing, Inc.                                                6,300             62
   Group 1 Automotive, Inc. *                                                   5,600            193
   Guitar Center, Inc. *                                                        4,600            148
   Hancock Fabrics, Inc.                                                        5,000             79
   Haverty Furniture Cos., Inc.                                                 5,400             99
   Hibbett Sporting Goods, Inc. *                                               3,775             90
   Hollywood Entertainment Corp. *                                             18,200            309
   HOT Topic, Inc. *                                                           16,125            363
   IHOP Corp.                                                                   6,800            223
   Insight Enterprises, Inc. *                                                 15,750            240
   Intertan, Inc. *                                                             7,000             64
   J. Jill Group (The), Inc. *                                                  5,850            $67
   Jack in the Box, Inc. *                                                     11,600            206
   Jo-Ann Stores, Inc. Class A *                                                5,200            145
   Jos. A. Bank Clothiers, Inc. *                                               1,500             66
   Kenneth Cole Productions, Inc., Class A                                      1,950             51
   Kirkland's, Inc. *                                                           3,700             59
   Landry's Restaurants, Inc.                                                   7,400            152
   Linens 'N Things, Inc. *                                                    15,100            359
   Lithia Motors, Inc., Class A                                                 4,400             88
   Lone Star Steakhouse & Saloon, Inc.                                          5,200            109
   Longs Drug Stores Corp.                                                     10,200            205
   MarineMax, Inc. *                                                            2,800             41
   Massimo da Milano, Inc. *                                                    2,061              -
   Men's Wearhouse, Inc. *                                                     11,902            305
   Mothers Work, Inc. *                                                         1,400             42
   Movado Group, Inc.                                                           2,500             55
   Movie Gallery, Inc. *                                                        8,225            162
   Nu Skin Enterprises, Inc., Class A                                          10,900            139
   O'Charleys, Inc. *                                                           6,800            101
   OfficeMax, Inc. *                                                           42,500            398
   P.F. Chang's China Bistro, Inc. *                                            8,600            390
   Pacific Sunwear of California, Inc. *                                       24,157            499
   Panera Bread Co., Class A *                                                  9,500            389
   Papa John's International, Inc. *                                            3,825             95
   Party City Corp. *                                                           3,400             42
   Payless Shoesource, Inc. *                                                  23,200            300
   Pep Boys - Manny, Moe & Jack                                                16,400            251
   Petco Animal Supplies, Inc. *                                               12,200            381
   Rare Hospitality International, Inc. *                                      10,075            251
   Red Robin Gourmet Burgers, Inc. *                                            3,000             76
   Restoration Hardware, Inc. *                                                 6,600             38
   Rex Stores Corp. *                                                           2,300             30
   Ryan's Family Steak Houses, Inc. *                                          14,400            184
   School Specialty, Inc. *                                                     5,600            158
   Select Comfort Corp. *                                                       6,700            178
   Sharper Image Corp. *                                                        3,200             74
   Shoe Carnival, Inc. *                                                        2,500             36
   ShopKo Stores, Inc. *                                                        9,400            141
   Smart & Final, Inc. *                                                        4,250             27
   Sonic Automotive, Inc.                                                       9,300            224
   Sonic Corp. *                                                               13,243            335
   Sports Authority (The), Inc. *                                               6,911            217

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  59  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
RETAIL - 6.9% - (CONTINUED)
   Stage Stores, Inc. *                                                         5,000           $127
   Steak n Shake (The) Co. *                                                    7,604            113
   Stein Mart, Inc. *                                                           6,900             38
   Summit America Television, Inc. *                                           12,200             36
   TBC Corp. *                                                                  5,700            143
   Too, Inc. *                                                                 11,700            172
   Tractor Supply Co. *                                                         9,900            325
   Trans World Entertainment Corp. *                                            4,650             26
   Triarc Co.                                                                  11,503            120
   Tuesday Morning Corp. *                                                      4,700            131
   Tweeter Home Entertainment Group, Inc. *                                     6,800             52
   Ultimate Electronics, Inc. *                                                 3,700             35
   United Auto Group, Inc. *                                                    5,500            127
   Urban Outfitters, Inc. *                                                     8,400            219
   West Marine, Inc. *                                                          4,100             78
   Wet Seal (The), Inc., Class A *                                              7,600             76
   Whitehall Jewellers, Inc. *                                                  3,700             41
   Wilsons Leather Experts (The), Inc. *                                        5,900             47
   World Fuel Services Corp.                                                    3,200             90
   Zale Corp. *                                                                11,000            489
-------------------------------------------------------------------------------------------------------
                                                                                              18,548
-------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 2.9%
   Anchor BanCorp Wisconsin, Inc.                                               7,100            167
   Bank Mutual Corp.                                                            3,500            149
   BankAtlantic Bancorp, Inc., Class A                                         14,400            205
   BankUnited Financial Corp., Class A *                                        9,700            204
   Berkshire Hills Bancorp, Inc.                                                1,800             61
   Brookline Bancorp, Inc.                                                     19,703            290
   Camco Financial Corp.                                                        2,600             44
   CFS Bancorp, Inc.                                                            3,300             46
   Charter Financial Corp. of Georgia                                           1,400             43
   Citizens First Bancorp, Inc.                                                 2,900             60
   Citizens South Banking Corp.                                                 3,000             44
   Coastal Bancorp, Inc.                                                        1,400             44
   Coastal Financial Corp.                                                      3,555             50
   Commercial Capital Bancorp, Inc. *                                           2,550             40
   Commercial Federal Corp.                                                    15,100            368
   Connecticut Bancshares, Inc.                                                 3,800            195
   Dime Community Bancshares                                                    6,950            160
   ESB Financial Corp.                                                          2,400             35
   EverTrust Financial Group, Inc.                                              1,400             40
   FFLC Bancorp, Inc.                                                           1,400             41
   Fidelity Bankshares, Inc.                                                    4,500           $118
   First Defiance Financial Corp.                                               1,700             40
   First Essex Bancorp, Inc.                                                    2,300            117
   First Federal Capital Corp.                                                  5,800            119
   First Financial Holdings, Inc.                                               4,300            130
   First Niagara Financial Group, Inc.                                         24,219            366
   First Place Financial Corp. of Ohio                                          4,100             73
   First Sentinel Bancorp, Inc.                                                 7,548            135
   FirstFed America Bancorp, Inc.                                               5,000            111
   FirstFed Financial Corp. *                                                   5,850            231
   Flag Financial Corp.                                                         2,200             29
   Flagstar Bancorp, Inc.                                                      10,000            229
   FloridaFirst Bancorp                                                         1,800             47
   Flushing Financial Corp.                                                     3,250             68
   FMS Financial Corp.                                                          1,300             22
   GA Financial, Inc.                                                           1,400             38
   Harbor Florida Bancshares, Inc.                                              7,112            190
   Hawthorne Financial Corp. *                                                  2,600            104
   Heritage Financial Corp.                                                     1,800             39
   Horizon Financial Corp.                                                      3,600             58
   Hudson River Bancorp, Inc.                                                   5,200            167
   Itla Capital Corp. *                                                         1,600             68
   Klamath First Bancorp, Inc.                                                  2,100             45
   MAF Bancorp, Inc.                                                            7,361            281
   MASSBANK Corp.                                                               1,300             48
   MutualFirst Financial, Inc.                                                  1,500             38
   NASB Financial, Inc.                                                         1,000             33
   Northwest Bancorp, Inc.                                                      3,800             70
   OceanFirst Financial Corp.                                                   2,100             53
   Ocwen Financial Corp. *                                                     13,300             61
   Parkvale Financial Corp.                                                     1,400             35
   Partners Trust Financial Group, Inc.                                         2,200             48
   PennFed Financial Services, Inc.                                             1,300             38
   PFF Bancorp, Inc.                                                            4,260            136
   Provident Bancorp, Inc.                                                      1,200             50
   Provident Financial Holdings                                                 1,200             36
   Provident Financial Services, Inc.                                          16,200            310
   Quaker City Bancorp, Inc. *                                                  1,725             69
   Seacoast Financial Services Corp.                                            9,100            188
   Sound Federal Bancorp, Inc.                                                  4,500             67
   St. Francis Capital Corp.                                                    2,500             74
   Staten Island Bancorp, Inc.                                                 18,100            352

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  60  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
SAVINGS & LOANS - 2.9% - (CONTINUED)
   Sterling Financial Corp. of Washington *                                     5,100           $144
   TierOne Corp. *                                                              7,700            162
   Troy Financial Corp.                                                         2,275             80
   United Community Financial Corp. of Ohio                                    10,300            102
   Warwick Community Bancorp, Inc.                                              1,000             28
   Waypoint Financial Corp.                                                    10,450            209
   Westfield Financial, Inc.                                                    1,600             36
   Willow Grove Bancorp, Inc.                                                   3,800             61
   WSFS Financial Corp.                                                         2,000             84
-------------------------------------------------------------------------------------------------------
                                                                                               7,723
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.7%
   Actel Corp. *                                                                7,500            180
   Alliance Semiconductor Corp. *                                               7,400             40
   Artisan Components, Inc. *                                                   6,000            101
   Asyst Technologies, Inc. *                                                  13,200            186
   ATMI, Inc. *                                                                 9,200            232
   Axcelis Technologies, Inc. *                                                33,600            278
   Brooks Automation, Inc. *                                                   12,632            264
   ChipPAC, Inc., Class A *                                                    16,300             96
   Cirrus Logic, Inc. *                                                        23,700            131
   Cohu, Inc.                                                                   7,200            141
   Conexant Systems, Inc. *                                                    91,500            518
   Credence Systems Corp. *                                                    21,580            248
   Diodes, Inc. *                                                               1,400             29
   DSP Group, Inc. *                                                            9,400            234
   Dupont Photomasks, Inc. *                                                    4,100             93
   Entegris, Inc. *                                                            18,000            203
   ESS Technology, Inc. *                                                      10,400            112
   Exar Corp. *                                                                13,700            194
   Genesis Microchip, Inc. *                                                   10,700            120
   GlobespanVirata, Inc. *                                                     36,108            261
   Helix Technology Corp.                                                       8,900            146
   Integrated Silicon Solutions, Inc. *                                         9,500             94
   IXYS Corp. *                                                                 5,900             55
   Kopin Corp. *                                                               23,700            164
   Kulicke & Soffa Industries, Inc. *                                          17,000            184
   Lattice Semiconductor Corp. *                                               34,600            246
   LTX Corp. *                                                                 16,900            190
   Mattson Technology, Inc. *                                                   9,500             86
   Micrel, Inc. *                                                              19,100            233
   Microsemi Corp. *                                                            9,900            151
   Mindspeed Technologies, Inc. *                                              30,500            164
   MKS Instruments, Inc. *                                                      8,900           $193
   Monolithic System Technology, Inc. *                                         7,700             65
   Mykrolis Corp. *                                                            11,100            135
   Omnivision Technologies, Inc. *                                              8,100            342
   ON Semiconductor Corp. *                                                     9,500             39
   ParthusCeva, Inc. *                                                          5,200             45
   Pericom Semiconductor Corp. *                                                7,100             71
   Photronics, Inc. *                                                           9,700            206
   Pixelworks, Inc. *                                                          11,800            102
   Power Integrations, Inc. *                                                   8,800            292
   Rudolph Technologies, Inc. *                                                 4,000             77
   Semitool, Inc. *                                                             5,500             44
   Semtech Corp. *                                                             20,100            371
   Silicon Image, Inc. *                                                       23,700            107
   Siliconix, Inc. *                                                            2,000            100
   Sipex Corp. *                                                                8,500             67
   Skyworks Solutions, Inc. *                                                  47,400            431
   Standard Microsystems Corp. *                                                4,100            111
   Supertex, Inc. *                                                             3,000             54
   Three-Five Systems, Inc. *                                                   7,300             40
   Transmeta Corp. of Delaware *                                               39,000            109
   Triquint Semiconductor, Inc. *                                              45,554            255
   Ultratech Stepper, Inc. *                                                    6,900            195
   Varian Semiconductor Equipment Associates, Inc. *                            9,700            363
   Veeco Instruments, Inc. *                                                    7,800            156
   Virage Logic Corp. *                                                         4,300             33
   Vitesse Semiconductor Corp. *                                               70,300            450
   White Electronic Designs Corp. *                                             7,000             75
   Xicor, Inc. *                                                                8,600             80
   Zoran Corp. *                                                               13,865            270
-------------------------------------------------------------------------------------------------------
                                                                                              10,252
-------------------------------------------------------------------------------------------------------
SOFTWARE - 4.4%
   Activision, Inc. *                                                          30,000            359
   Advent Software, Inc. *                                                     10,900            175
   Allscripts Healthcare Solutions, Inc. *                                      8,300             34
   Altiris, Inc. *                                                              3,300             87
   American Management Systems, Inc. *                                         14,400            184
   Ansys, Inc. *                                                                5,100            181
   Ascential Software Corp. *                                                  19,800            367
   Aspen Technology, Inc. *                                                    12,000             47
   Avid Technology, Inc. *                                                     10,200            539
   Barra, Inc. *                                                                5,075            191

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  61  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
SOFTWARE - 4.4% - (CONTINUED)
   Borland Software Corp. *                                                    24,200           $223
   CCC Information Services Group, Inc. *                                       4,200             70
   Cerner Corp. *                                                               9,700            299
   Computer Programs & Systems, Inc. *                                          2,100             38
   Concord Communications, Inc. *                                               5,600             73
   Concur Technologies, Inc. *                                                  7,800             93
   Concurrent Computer Corp. *                                                 21,200             80
   CSG Systems International, Inc. *                                           17,900            264
   Datastream Systems, Inc. *                                                   5,900             46
   Dendrite International, Inc. *                                              10,200            155
   Documentum, Inc. *                                                          15,000            320
   Eclipsys Corp. *                                                            11,900            190
   eFunds Corp. *                                                              16,000            198
   Embarcadero Technologies, Inc. *                                             4,700             47
   Epicor Software Corp. *                                                     12,900            115
   EPIQ Systems, Inc. *                                                         4,350             74
   FalconStor Software, Inc. *                                                 11,600             73
   Filenet Corp. *                                                             11,600            233
   Group 1 Software, Inc. *                                                     3,100             56
   Hyperion Solutions Corp. *                                                  12,490            361
   IDX Systems Corp. *                                                          5,900            136
   IMPAC Medical Systems, Inc. *                                                2,100             38
   Informatica Corp. *                                                         21,900            163
   infoUSA, Inc. *                                                             10,050             76
   Intelidata Technologies Corp. *                                             16,700             39
   Inter-Tel, Inc.                                                              6,400            157
   Intercept, Inc. *                                                            6,100             83
   JDA Software Group, Inc. *                                                   9,700            144
   Keane, Inc. *                                                               17,700            226
   Lawson Software, Inc. *                                                     14,500            103
   Legato Systems, Inc. *                                                      29,556            331
   Mantech International Corp., Class A *                                       4,500            112
   Manugistics Group, Inc. *                                                   20,700            113
   MAPICS, Inc. *                                                               6,000             59
   Micromuse, Inc. *                                                           18,700            153
   MicroStrategy, Inc., Class A *                                               3,600            166
   Midway Games, Inc. *                                                         8,889             26
   Mobius Management Systems, Inc. *                                            2,500             20
   MRO Software, Inc. *                                                         6,600             90
   MSC.Software Corp. *                                                         8,200             59
   NDCHealth Corp.                                                             11,900            249
   NetIQ Corp. *                                                               18,224            218
   Omnicell, Inc. *                                                             4,900            $80
   OPNET Technologies, Inc. *                                                   3,700             46
   Packeteer, Inc. *                                                            7,900             95
   Parametric Technology Corp. *                                               73,100            228
   PDF Solutions, Inc. *                                                        4,900             55
   Pegasystems, Inc. *                                                          3,300             24
   Per-Se Technologies, Inc. *                                                  9,199            147
   Pinnacle Systems, Inc. *                                                    19,700            166
   PracticeWorks, Inc. *                                                        6,100            131
   Progress Software Corp. *                                                    8,900            191
   Pumatech, Inc. *                                                            12,700             60
   QAD, Inc. *                                                                  3,500             38
   Quality Systems, Inc. *                                                      1,100             44
   Quest Software, Inc. *                                                      13,400            162
   Renaissance Learning, Inc. *                                                 2,600             61
   Retek, Inc. *                                                               18,400            124
   Roxio, Inc. *                                                                9,400             82
   Sanchez Computer Associates, Inc. *                                          4,700             18
   ScanSoft, Inc. *                                                            25,310            106
   Schawk, Inc.                                                                 2,600             31
   Seachange International, Inc. *                                              8,100            102
   Serena Software, Inc. *                                                      7,800            145
   SPSS, Inc. *                                                                 4,200             71
   SS&C Technologies, Inc.                                                      2,500             50
   Sybase, Inc. *                                                              29,800            507
   Take-Two Interactive Software, Inc. *                                       13,200            451
   THQ, Inc. *                                                                 12,950            213
   TradeStation Group, Inc. *                                                   5,900             44
   Transaction Systems Architects, Inc., Class A *                             11,500            191
   Ulticom, Inc. *                                                              3,700             39
   Vastera, Inc. *                                                              9,200             47
   Verint Systems, Inc. *                                                       2,100             45
   VitalWorks, Inc. *                                                          12,800             67
   Wind River Systems, Inc. *                                                  23,500            134
-------------------------------------------------------------------------------------------------------
                                                                                              11,928
-------------------------------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.0%
   Mobile Mini, Inc. *                                                          4,500             87
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 4.1%
   Adaptec, Inc. *                                                             36,600            277
   Aeroflex, Inc. *                                                            17,900            158
   Aether Systems, Inc. *                                                      12,400             57
   Anaren, Inc. *                                                               7,600             97

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  62  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
TELECOMMUNICATIONS - 4.1% - (CONTINUED)
   Andrew Corp. *                                                              50,436           $620
   Anixter International, Inc. *                                               10,600            241
   Applied Signal Technology, Inc.                                              3,000             60
   Arris Group, Inc. *                                                         18,200            105
   Aspect Communications Corp. *                                               10,500             88
   Audiovox Corp., Class A *                                                    5,700             72
   Avanex Corp. *                                                              19,700             96
   Black Box Corp.                                                              5,500            219
   Boston Communications Group *                                                5,500             55
   C-COR.net Corp. *                                                           10,800             71
   Cable Design Technologies Corp. *                                           14,525            116
   Cincinnati Bell, Inc. *                                                     58,700            299
   Commonwealth Telephone Enterprises, Inc. *                                   7,433            298
   CommScope, Inc. *                                                           17,600            212
   Computer Network Technology Corp. *                                          9,200             80
   Comtech Telecommunications *                                                 3,850             92
   Corvis Corp. *                                                             104,500            134
   CT Communications, Inc.                                                      6,000             68
   D&E Communications, Inc.                                                     4,400             62
   Ditech Communications Corp. *                                                8,800             77
   Dobson Communications Corp., Class A *                                       6,600             54
   EMS Technologies, Inc. *                                                     3,600             61
   Enterasys Networks, Inc. *                                                  69,400            278
   Extreme Networks *                                                          33,000            208
   Finisar Corp. *                                                             47,100            106
   General Communication, Inc., Class A *                                      15,100            126
   Golden Telecom, Inc. *                                                       4,300            118
   Harmonic, Inc. *                                                            20,700            130
   Hickory Tech Corp.                                                           4,400             50
   Hypercom Corp. *                                                             8,900             48
   Inet Technologies, Inc. *                                                    4,400             57
   Infonet Services Corp., Class B *                                           23,300             48
   Intrado, Inc. *                                                              4,900            112
   Ixia *                                                                       7,800             84
   JNI Corp. *                                                                  7,900             55
   KVH Industries, Inc. *                                                       3,300             83
   Lightbridge, Inc.*                                                           9,296             88
   Mastec, Inc. *                                                               6,700             65
   McLeodUSA, Inc. Class A *                                                   20,900             29
   Metro One Telecommunications, Inc. *                                         6,400             22
   MRV Communications, Inc. *                                                  35,634            100
   Network Equipment Technologies, Inc. *                                       7,700             70
   New Focus, Inc. *                                                           19,200            $86
   Newport Corp. *                                                             13,200            186
   NII Holdings, Inc. *                                                         4,100            245
   North Pittsburgh Systems, Inc.                                               5,100             86
   Oplink Communications, Inc. *                                               37,700             95
   Plantronics, Inc. *                                                         13,700            327
   Powerwave Technologies, Inc. *                                              22,500            149
   Price Communications Corp. *                                                13,840            172
   Primus Telecommunications Group, Inc. *                                     16,800            113
   Proxim Corp., Class A *                                                     41,541             62
   PTEK Holdings, Inc. *                                                       14,600            119
   RCN Corp. *                                                                 18,500             34
   Remec, Inc. *                                                               19,500            199
   RF Micro Devices, Inc. *                                                    58,700            545
   SafeNet, Inc. *                                                              3,600            130
   SBA Communications Corp. *                                                  14,800             47
   Shenandoah Telecom Co.                                                       1,100             42
   Sonus Networks, Inc. *                                                      67,700            469
   Spectralink Corp. *                                                          5,500            103
   Stratex Networks, Inc. *                                                    28,300            109
   SureWest Communications                                                      5,000            166
   Sycamore Networks, Inc. *                                                   56,400            276
   SymmetriCom, Inc. *                                                         12,900             82
   Talk America Holdings, Inc. *                                                8,900            102
   Tekelec *                                                                   17,400            272
   Tellium, Inc. *                                                             33,200             47
   Terayon Communication Systems, Inc. *                                       22,300            128
   Time Warner Telecom, Inc., Class A *                                        13,700            127
   Tollgrade Communications, Inc. *                                             4,600             74
   Triton PCS Holdings, Inc., Class A *                                         7,500             33
   Turnstone Systems, Inc. *                                                   11,500             33
   Viasat, Inc. *                                                               7,100            126
   Warwick Valley Telephone Co.                                                   600             47
   Westell Technologies, Inc., Class A *                                       15,100            113
   Western Wireless Corp., Class A *                                           18,000            336
   WilTel Communications, Inc. *                                                9,000            144
-------------------------------------------------------------------------------------------------------
                                                                                              11,070
-------------------------------------------------------------------------------------------------------
TEXTILES - 0.1%
   Angelica Corp.                                                               3,000             57
   G & K Services, Inc., Class A                                                5,850            205
   Unifirst Corp. of Massachusetts                                              3,100             73
-------------------------------------------------------------------------------------------------------
                                                                                                 335
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  63  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.4% - CONTINUED
TOYS, GAMES & HOBBIES - 0.2%
   Action Performance Cos., Inc.                                                5,300           $130
   Boyd's Collection Ltd. *                                                     6,500             29
   Department 56, Inc. *                                                        4,200             53
   Jakks Pacific, Inc. *                                                        8,450            103
   RC2 Corp. *                                                                  4,600             89
   Topps (The) Co.                                                             10,700            104
-------------------------------------------------------------------------------------------------------
                                                                                                 508
-------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
   Alexander & Baldwin, Inc.                                                   14,100            396
   Arkansas Best Corp.                                                          7,400            203
   Covenant Transport, Inc., Class A *                                          2,500             46
   EGL, Inc. *                                                                 10,800            196
   Florida East Coast Industries, Inc., Class A                                 5,000            144
   Forward Air Corp. *                                                          3,700            102
   Genesee & Wyoming, Inc., Class A *                                           4,200            100
   Gulfmark Offshore, Inc. *                                                    4,600             65
   Heartland Express, Inc.                                                     10,352            249
   Kansas City Southern Industries, Inc. *                                     21,100            234
   Kirby Corp. *                                                                6,300            181
   Knight Transportation, Inc. *                                                8,262            207
   Landstar System, Inc. *                                                      5,000            305
   Maritrans, Inc.                                                              2,400             36
   Offshore Logistics, Inc. *                                                   6,327            128
   Old Dominion Freight Line, Inc. *                                            3,800            111
   Overseas Shipholding Group                                                   5,300            137
   Pacer International, Inc. *                                                  7,600            151
   PAM Transportation Services, Inc. *                                          1,900             39
   Petroleum Helicopters *                                                      1,200             35
   RailAmerica, Inc. *                                                         10,100             87
   Roadway Corp.                                                                4,000            195
   SCS Transportation, Inc. *                                                   4,700             71
   Seabulk International, Inc. *                                                4,000             29
   U.S. Xpress Enterprises, Inc., Class A *                                     1,900             23
   USF Corp.                                                                    9,200            289
   Yellow Corp. *                                                              10,200            305
-------------------------------------------------------------------------------------------------------
                                                                                               4,064
-------------------------------------------------------------------------------------------------------
TRUCKING & LEASING - 0.1%
   GATX Corp.                                                                  14,300            302
   Greenbrier Cos., Inc. *                                                      1,800             24
   Interpool, Inc.                                                              2,300             37
-------------------------------------------------------------------------------------------------------
                                                                                                 363
-------------------------------------------------------------------------------------------------------
WATER - 0.2%
   American States Water Co.                                                    5,200           $123
   California Water Service Group                                               5,400            139
   Connecticut Water Service, Inc.                                              2,750             74
   Middlesex Water Co.                                                          2,700             66
   Pico Holdings, Inc. *                                                        2,100             28
   SJW Corp.                                                                      700             59
   Southwest Water Co.                                                          3,755             53
-------------------------------------------------------------------------------------------------------
                                                                                                 542
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $244,299)                                                                              263,103

OTHER - 0.0%
   Escrow MascoTech, Inc.                                                       3,700              -
   Gladstone Capital Corp.                                                      3,000             58
-------------------------------------------------------------------------------------------------------
TOTAL OTHER
(COST $47)                                                                                        58

RIGHT - 0.0%
   CSF Holdings, Inc.                                                           4,212              -
-------------------------------------------------------------------------------------------------------
TOTAL RIGHT
(COST $-)                                                                                          -
-------------------------------------------------------------------------------------------------------

WARRANTS - 0.0%
   Imperial Credit Industries, Exp. 1/31/08                                        33              -
   Optical Cable Corp., Exp. 10/24/07                                             147              -
   York Research Corp., Exp. 3/30/50                                               18              -
-------------------------------------------------------------------------------------------------------
TOTAL WARRANTS
(COST $-)                                                                                          -

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  64  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                             PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENTS - 2.5%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                            $6,417         $6,417
   U.S. Treasury Bill, (1)
     0.87%, 10/16/03                                                              440            440
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $6,857)                                                                                  6,857

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
(COST $251,203)                                                                              270,018
   Other Assets less Liabilities - 0.1%                                                          109
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $270,127

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

*    NON-INCOME PRODUCING SECURITY

At September 30, 2003, the Small Cap Index Fund had open futures contracts as follows:

                           NOTIONAL                         UNREALIZED
               NUMBER OF    AMOUNT    CONTRACT   CONTRACT      LOSS
TYPE           CONTRACTS    (000S)    POSITION     EXP.       (000S)
Russell 2000      18        $4,391      Long       12/03      $(111)

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  65  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3%
AEROSPACE/DEFENSE - 1.1%
   Armor Holdings, Inc. *                                                      37,000           $620
   Curtiss-Wright Corp.                                                           700             49
   Ducommun, Inc. *                                                               300              5
   Esterline Technologies Corp. *                                              61,800          1,192
   GenCorp, Inc.                                                                3,500             31
   Heico Corp.                                                                  7,660            104
   Herley Industries, Inc. *                                                    1,400             25
   Moog, Inc., Class A *                                                        1,500             59
   Triumph Group, Inc. *                                                       44,100          1,314
-------------------------------------------------------------------------------------------------------
                                                                                               3,399
-------------------------------------------------------------------------------------------------------
AGRICULTURE - 0.3%
   DIMON, Inc.                                                                111,400            769
   Hines Horticulture, Inc. *                                                  37,600            150
   Standard Commercial Corp.                                                    7,200            133
-------------------------------------------------------------------------------------------------------
                                                                                               1,052
-------------------------------------------------------------------------------------------------------
AIRLINES - 0.4%
   Atlantic Coast Airlines Holdings, Inc. *                                    54,900            467
   Skywest, Inc.                                                               40,200            696
-------------------------------------------------------------------------------------------------------
                                                                                               1,163
-------------------------------------------------------------------------------------------------------
APPAREL - 1.6%
   Hampshire Group Ltd. *                                                         654             21
   Kellwood Co.                                                                31,550          1,055
   Maxwell Shoe Co., Inc., Class A *                                            1,074             15
   Oxford Industries, Inc.                                                     24,300          1,560
   Phillips-Van Heusen Corp.                                                   49,400            742
   Russell Corp.                                                                3,200             52
   Skechers U.S.A., Inc., Class A *                                            68,700            510
   Stride Rite Corp.                                                           84,800            916
   Superior Uniform Group, Inc.                                                14,400            198
   Wolverine World Wide, Inc.                                                  13,500            262
-------------------------------------------------------------------------------------------------------
                                                                                               5,331
-------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.9%
   Aftermarket Technology Corp. *                                              48,400            552
   ArvinMeritor, Inc.                                                           2,500             44
   Bandag, Inc.                                                                36,500          1,231
   BorgWarner, Inc.                                                            17,800          1,208
   Cooper Tire & Rubber Co.                                                    90,900          1,443
   Dura Automotive Systems, Inc., Class A *                                       100              1
   Modine Manufacturing Co.                                                    37,100            883
   Noble International Ltd.                                                    23,700            257
   R & B, Inc. *                                                                  800            $10
   Standard Motor Products, Inc.                                               26,900            272
-------------------------------------------------------------------------------------------------------
                                                                                               5,901
-------------------------------------------------------------------------------------------------------
BANKS - 6.5%
   1st Source Corp.                                                            39,800            761
   1st State Bancorp, Inc.                                                      2,300             62
   ABC Bancorp                                                                 20,600            322
   Allegiant Bancorp, Inc.                                                      2,284             46
   Alliance Financial Corp.                                                       200              6
   Banc Corp.                                                                   5,800             44
   Bancfirst Corp.                                                              8,136            431
   Banknorth Group, Inc.                                                       23,692            669
   Banner Corp.                                                                31,163            645
   Bay View Capital Corp. *                                                   130,100            790
   Berkshire Bancorp, Inc.                                                      4,500            193
   BSB Bancorp, Inc.                                                           10,300            285
   Capital Bank Corp.                                                           1,068             17
   Capital Crossing Bank *                                                     14,600            519
   CB Bancshares, Inc.                                                          8,041            492
   Citizens Banking Corp. of Michigan                                          24,800            655
   CNB Florida Bancshares, Inc.                                                 2,300             41
   Columbia Banking Systems, Inc.                                                 800             14
   Community Bank System, Inc.                                                 28,100          1,234
   Community Trust Bancorp, Inc.                                                7,542            219
   Corus Bankshares, Inc.                                                         700             37
   Fidelity Southern Corp.                                                      1,225             17
   First Charter Corp.                                                         39,164            768
   First Citizens Bancshares, Inc., Class A                                     4,406            466
   First Financial Corp. of Indiana                                            11,142            673
   First Indiana Corp.                                                         12,171            225
   First M & F Corp.                                                            1,170             42
   First Merchants Corp.                                                        1,258             32
   First Republic Bank                                                         15,000            462
   First United Corp.                                                             100              2
   FNB Financial Services Corp.                                                 1,400             31
   Franklin Bancorp Inc. of Michigan                                            1,000             18
   Fremont General Corp.                                                          800             10
   GBC Bancorp of California                                                    7,200            276
   Gold Banc Corp., Inc.                                                       61,400            745
   Greater Bay Bancorp                                                         31,400            653

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  66  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
BANKS - 6.5% - (CONTINUED)
   IBERIABANK Corp.                                                            11,749           $618
   Integra Bank Corp.                                                          12,296            236
   Irwin Financial Corp.                                                       18,800            457
   LSB Bancshares, Inc.                                                           800             15
   Macatawa Bank Corp.                                                            300              7
   MainSource Financial Group, Inc.                                             1,623             42
   Merchants & Manufacturers Bancorporation, Inc.                               1,700             62
   MetroCorp. Bancshares, Inc.                                                    400              5
   North Valley Bancorp                                                         1,650             25
   Northern States Financial Corp.                                                100              3
   PAB Bankshares, Inc. *                                                         200              3
   Pacific Union Bank                                                             700             13
   Peoples Banctrust Co., Inc.                                                  7,460            109
   Provident Financial Group, Inc.                                              2,990             84
   Republic Bancorp, Inc. of Kentucky, Class A                                    500              9
   Republic Bancshares, Inc.                                                   23,300            665
   Riggs National Corp.                                                        75,495          1,189
   Silicon Valley Bancshares *                                                  2,100             58
   Simmons First National Corp., Class A                                        4,753            112
   South Financial Group (The), Inc.                                            3,000             75
   State Financial Services Corp., Class A                                      6,300            156
   Sun Bancorp, Inc. of New Jersey *                                              100              2
   Susquehanna Bancshares, Inc.                                                54,700          1,406
   UMB Financial Corp.                                                         59,020          2,784
   WesBanco, Inc.                                                               7,316            172
   Whitney Holding Corp.                                                       17,100            581
   Yardville National Bancorp                                                   3,520             74
-------------------------------------------------------------------------------------------------------
                                                                                              20,864
-------------------------------------------------------------------------------------------------------
BEVERAGES - 0.1%
   Robert Mondavi (The) Corp., Class A *                                        9,100            282
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
   Cambrex Corp.                                                               24,200            549
   Harvard Bioscience, Inc. *                                                 125,600            932
   Lexicon Genetics, Inc. *                                                    16,400             85
   Savient Pharmaceuticals, Inc. *                                              4,100             21
   Serologicals Corp. *                                                        38,600            507
-------------------------------------------------------------------------------------------------------
                                                                                               2,094
-------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 1.7%
   Centex Construction Products, Inc.                                          33,700         $1,506
   Genlyte Group, Inc. *                                                        2,376            106
   Lennox International, Inc.                                                 103,500          1,512
   LSI Industries, Inc.                                                        32,023            451
   Martin Marietta Materials, Inc.                                                200              7
   NCI Building Systems, Inc. *                                                32,000            637
   U.S. Concrete, Inc. *                                                        5,711             29
   Universal Forest Products, Inc.                                             33,700            818
   USG Corp. *                                                                 12,600            217
   York International Corp.                                                     3,600            125
-------------------------------------------------------------------------------------------------------
                                                                                               5,408
-------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
   Arch Chemicals, Inc.                                                        60,800          1,265
   Ethyl Corp. *                                                                9,300            117
   Minerals Technologies, Inc.                                                  1,600             81
   Octel Corp.                                                                 24,800            432
   Penford Corp.                                                               26,300            342
   Stepan Co.                                                                   3,000             68
   Wellman, Inc.                                                              104,500            785
-------------------------------------------------------------------------------------------------------
                                                                                               3,090
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 5.5%
   Albany Molecular Research, Inc. *                                           37,800            560
   AMN Healthcare Services, Inc. *                                             43,900            713
   Bowne & Co., Inc.                                                           83,300          1,245
   Central Parking Corp.                                                       30,200            370
   Century Business Services, Inc. *                                          222,500            943
   Charles River Associates, Inc. *                                               200              6
   Clark, Inc. *                                                               49,800            664
   Consolidated Graphics, Inc. *                                               30,300            771
   Cornell Cos., Inc. *                                                        38,100            627
   Corrections Corp. of America *                                              24,700            609
   Dollar Thrifty Automotive Group *                                           69,000          1,568
   Electro Rent Corp. *                                                        41,900            524
   Exponent, Inc. *                                                               500              9
   First Consulting Group, Inc. *                                                 219              1
   Gevity HR, Inc.                                                              1,800             26
   Healthcare Services Group                                                   21,016            347
   Insurance Auto Auctions, Inc. *                                                100              1
   Mail-Well, Inc. *                                                           77,000            269
   MPS Group, Inc. *                                                          209,100          1,882

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  67  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
COMMERCIAL SERVICES - 5.5% - (CONTINUED)
   NCO Group, Inc. *                                                           95,250         $2,235
   On Assignment, Inc. *                                                      159,900            844
   PRG-Schultz International, Inc. *                                           71,800            408
   Remedytemp, Inc., Class A *                                                  5,800             70
   SFBC International, Inc. *                                                  30,100            856
   SOURCECORP, Inc. *                                                          18,800            437
   Stewart Enterprises, Inc., Class A *                                        75,600            287
   TeleTech Holdings, Inc. *                                                  117,900            749
   Volt Information Sciences, Inc. *                                           26,300            434
   Wackenhut Corrections Corp. *                                                  100              2
-------------------------------------------------------------------------------------------------------
                                                                                              17,457
-------------------------------------------------------------------------------------------------------
COMPUTERS - 2.0%
   Catapult Communications Corp. *                                             22,519            283
   CIBER, Inc. *                                                               52,800            401
   Compucom Systems, Inc. *                                                   113,396            476
   Hutchinson Technology, Inc. *                                               51,700          1,711
   iGate Corp. *                                                               20,900            123
   Intergraph Corp. *                                                           2,000             47
   Iomega Corp. *                                                              51,900            578
   MCSi, Inc. *                                                                22,800              -
   MTS Systems Corp.                                                           27,700            422
   NYFIX, Inc. *                                                               83,100            465
   Storage Technology Corp. *                                                  29,600            715
   SYKES Enterprises, Inc. *                                                   11,700             78
   Talx Corp.                                                                  28,400            699
   Tier Technologies, Inc., Class B *                                          57,400            512
-------------------------------------------------------------------------------------------------------
                                                                                               6,510
-------------------------------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 1.5%
   Brightpoint, Inc. *                                                         58,800          1,929
   Building Material Holding Corp.                                             12,686            166
   Bulova Corp. *                                                               4,500            124
   Handleman Co.                                                                1,200             20
   Hughes Supply, Inc.                                                         42,900          1,392
   Timco Aviation Services, Inc. *                                                271              -
   Watsco, Inc.                                                                69,000          1,319
   WESCO International, Inc. *                                                  4,700             24
-------------------------------------------------------------------------------------------------------
                                                                                               4,974
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
   American Home Mortgage Holdings, Inc.                                          200              3
   AmeriCredit Corp. *                                                         33,000            340
   California First National Bancorp                                            4,112            $47
   Capital Trust, Class A                                                      11,133            220
   CompuCredit Corp. *                                                         47,273            827
   Credit Acceptance Corp. *                                                   73,100            830
   Financial Federal Corp. *                                                    9,200            281
   First Albany Cos., Inc.                                                     42,632            544
   IndyMac Bancorp, Inc.                                                        1,200             28
   Instinet Group, Inc. *                                                       9,700             46
   Jefferies Group, Inc.                                                       22,200            638
   LaBranche & Co., Inc.                                                       30,100            439
   NCO Portfolio Management, Inc. *                                               600              4
   Providian Financial Corp. *                                                147,700          1,741
   Stifel Financial Corp.                                                      11,981            162
   United PanAm Financial Corp. *                                               5,500             96
   Westcorp                                                                     3,200            112
   WFS Financial, Inc. *                                                          400             15
   World Acceptance Corp. *                                                    14,737            200
-------------------------------------------------------------------------------------------------------
                                                                                               6,573
-------------------------------------------------------------------------------------------------------
ELECTRIC - 1.9%
   BayCorp Holdings Ltd. *                                                         97              1
   Black Hills Corp.                                                           14,100            435
   Central Vermont Public Service Corp.                                        35,300            783
   Cleco Corp.                                                                  3,700             60
   El Paso Electric Co. *                                                       4,300             50
   Empire District Electric (The) Co.                                           1,600             35
   Green Mountain Power Corp.                                                     400              9
   Hawaiian Electric Industries, Inc.                                             700             31
   Maine & Maritimes Corp.                                                        200              7
   OGE Energy Corp.                                                               900             20
   PNM Resources, Inc.                                                         87,800          2,462
   UIL Holdings Corp.                                                          40,400          1,414
   Unisource Energy Corp.                                                      31,300            595
   WPS Resources Corp.                                                            600             25
-------------------------------------------------------------------------------------------------------
                                                                                               5,927
-------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
   C&D Technologies, Inc.                                                      35,800            677
   Powell Industries, Inc. *                                                    1,000             17
-------------------------------------------------------------------------------------------------------
                                                                                                 694
-------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.7%
   Benchmark Electronics, Inc. *                                               62,400          2,637
   Checkpoint Systems, Inc. *                                                   1,900             30

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  68  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
ELECTRONICS - 2.7% - (CONTINUED)
   OSI Systems, Inc. *                                                         32,700           $566
   Paxar Corp. *                                                               19,100            244
   PerkinElmer, Inc.                                                          164,000          2,511
   Rofin-Sinar Technologies, Inc. *                                            22,250            467
   Stoneridge, Inc. *                                                          87,400          1,286
   Sypris Solutions, Inc.                                                      56,279            773
   Woodward Governor Co.                                                        1,200             52
   Zygo Corp. *                                                                11,200            184
-------------------------------------------------------------------------------------------------------
                                                                                               8,750
-------------------------------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES - 0.0%
   FuelCell Energy, Inc. *                                                        100              1
-------------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.2%
   Granite Construction, Inc.                                                   1,200             22
   URS Corp. *                                                                 34,883            677
-------------------------------------------------------------------------------------------------------
                                                                                                 699
-------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
   Bluegreen Corp.                                                             14,400             83
   Gaylord Entertainment Co. *                                                 22,500            552
   Steinway Musical Instruments *                                               7,900            140
   Vail Resorts, Inc. *                                                        55,300            791
   Zomax, Inc. *                                                                9,500             49
-------------------------------------------------------------------------------------------------------
                                                                                               1,615
-------------------------------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.7%
   BHA Group Holdings, Inc.                                                        24              1
   IMCO Recycling, Inc. *                                                      69,400            427
   Ionics, Inc. *                                                              51,800          1,267
   Synagro Technologies, Inc. *                                                15,300             37
   TRC Cos., Inc. *                                                            21,600            355
-------------------------------------------------------------------------------------------------------
                                                                                               2,087
-------------------------------------------------------------------------------------------------------
FOOD - 2.0%
   Chiquita Brands International, Inc. *                                       40,100            710
   Corn Products International, Inc.                                           71,700          2,284
   Flowers Foods, Inc.                                                          5,850            133
   Fresh Del Monte Produce, Inc.                                                1,800             44
   Ingles Markets, Inc., Class A                                                5,411             53
   International Multifoods Corp. *                                            15,600            364
   Interstate Bakeries                                                         39,100            587
   M & F Worldwide Corp. *                                                        100              1
   MGP Ingredients, Inc.                                                       20,700            185
   Nash Finch Co.                                                              10,200            158
   Ruddick Corp.                                                               71,200          1,106
   Seaboard Corp.                                                               1,940           $417
   Weis Markets, Inc.                                                           5,600            191
-------------------------------------------------------------------------------------------------------
                                                                                               6,233
-------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.0%
   Glatfelter Co.                                                               2,500             29
   Louisiana-Pacific Corp. *                                                  193,100          2,661
   Rock-Tenn Co., Class A                                                      14,100            206
   Wausau-Mosinee Paper Corp.                                                  17,500            214
-------------------------------------------------------------------------------------------------------
                                                                                               3,110
-------------------------------------------------------------------------------------------------------
GAS - 1.8%
   Atmos Energy Corp.                                                          85,300          2,042
   Laclede Group (The), Inc.                                                   11,400            308
   Northwest Natural Gas Co.                                                   15,900            461
   NUI Corp.                                                                   39,000            583
   ONEOK, Inc.                                                                  1,700             34
   SEMCO Energy, Inc.                                                          71,600            330
   South Jersey Industries, Inc.                                               10,200            386
   Southwest Gas Corp.                                                         78,200          1,775
-------------------------------------------------------------------------------------------------------
                                                                                               5,919
-------------------------------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.7%
   Kennametal, Inc.                                                            30,500          1,141
   Regal-Beloit Corp.                                                          50,000          1,020
-------------------------------------------------------------------------------------------------------
                                                                                               2,161
-------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 1.3%
   Conmed Corp. *                                                              26,300            543
   Hanger Orthopedic Group, Inc. *                                             12,400            190
   Microtek Medical Holdings, Inc. *                                           98,326            320
   Ocular Sciences, Inc. *                                                     25,800            575
   Osteotech, Inc. *                                                            1,700             14
   PolyMedica Corp.                                                            18,000            477
   PSS World Medical, Inc. *                                                  109,300            969
   Sola International, Inc. *                                                  42,250            676
   Viasys Healthcare, Inc. *                                                   23,100            467
-------------------------------------------------------------------------------------------------------
                                                                                               4,231
-------------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.6%
   Air Methods Corp. *                                                            200              2
   American Dental Partners, Inc. *                                               400              4
   American Medical Security Group, Inc. *                                     24,100            489
   Curative Health Services, Inc. *                                            19,500            348
   Gentiva Health Services, Inc. *                                              1,800             21

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  69  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
HEALTHCARE-SERVICES - 1.6% - (CONTINUED)
   Impath, Inc. *                                                              30,800            $46
   National Dentex Corp. *                                                      2,500             54
   Orthodontic Centers of America, Inc. *                                      68,900            543
   Pediatrix Medical Group, Inc. *                                             13,500            622
   Province Healthcare Co. *                                                   50,500            654
   Sunrise Senior Living, Inc. *                                               23,200            609
   US Oncology, Inc. *                                                        239,698          1,752
-------------------------------------------------------------------------------------------------------
                                                                                               5,144
-------------------------------------------------------------------------------------------------------
HOLDING COMPANIES - DIVERSIFIED - 0.2%
   Resource America, Inc., Class A                                              6,202             74
   Walter Industries, Inc.                                                     45,100            484
-------------------------------------------------------------------------------------------------------
                                                                                                 558
-------------------------------------------------------------------------------------------------------
HOME BUILDERS - 0.5%
   Beazer Homes USA, Inc. *                                                     1,400            118
   Coachmen Industries, Inc.                                                   12,900            151
   Dominion Homes, Inc. *                                                       5,765            148
   M/I Schottenstein Homes, Inc.                                                1,500             60
   MDC Holdings, Inc.                                                           2,400            130
   Modtech Holdings, Inc. *                                                    18,900            150
   Palm Harbor Homes, Inc. *                                                   23,400            401
   Ryland Group, Inc.                                                           2,600            190
   Skyline Corp.                                                                  300             10
   Standard-Pacific Corp.                                                       3,200            121
   Technical Olympic USA, Inc. *                                                   15              -
   Toll Brothers, Inc. *                                                        7,200            219
   William Lyon Homes, Inc. *                                                     200             10
-------------------------------------------------------------------------------------------------------
                                                                                               1,708
-------------------------------------------------------------------------------------------------------
HOME FURNISHINGS - 0.2%
   Chromcraft Revington, Inc. *                                                 1,800             22
   Flexsteel Industries, Inc.                                                  14,900            271
   Salton, Inc. *                                                              27,500            274
-------------------------------------------------------------------------------------------------------
                                                                                                 567
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.5%
   American Banknote Corp. *                                                       27              -
   Central Garden and Pet Co. *                                                 1,509             39
   Cross (A.T.) Co., Class A *                                                  9,500             57
   CSS Industries, Inc.                                                        31,350            807
   Moore Wallace, Inc. *                                                       23,944            340
   Russ Berrie & Co., Inc.                                                      5,300            179
   Standard Register (The) Co.                                                 12,900            214
   Water Pik Technologies, Inc. *                                                 600             $6
-------------------------------------------------------------------------------------------------------
                                                                                               1,642
-------------------------------------------------------------------------------------------------------
HOUSEWARES - 0.1%
   Enesco Group, Inc. *                                                        22,300            178
   Toro Co.                                                                       800             36
-------------------------------------------------------------------------------------------------------
                                                                                                 214
-------------------------------------------------------------------------------------------------------
INSURANCE - 5.6%
   Alfa Corp.                                                                  39,200            491
   American Financial Group, Inc.                                               5,400            117
   AmerUs Group Co.                                                             8,400            286
   CNA Surety Corp. *                                                          20,100            202
   Crawford & Co., Class A                                                      2,100             15
   Delphi Financial Group, Inc., Class A                                        1,800             84
   EMC Insurance Group, Inc.                                                      700             12
   Erie Family Life Insurance Co.                                               6,500            150
   FBL Financial Group, Inc., Class A                                           8,900            219
   Financial Industries Corp.                                                  25,490            362
   First American Corp.                                                        37,700            939
   Great American Financial Resources, Inc.                                    63,500            919
   Harleysville Group, Inc.                                                    35,403            825
   Horace Mann Educators Corp.                                                 38,300            556
   Independence Holding Co.                                                     5,005            109
   Landamerica Financial Group, Inc.                                           37,000          1,696
   Midland (The) Co.                                                              917             20
   Navigators Group, Inc. *                                                    10,700            350
   Odyssey Re Holdings Corp.                                                    1,400             29
   Ohio Casualty Corp. *                                                       58,918            854
   Penn-America Group, Inc.                                                     4,150             62
   ProAssurance Corp. *                                                        52,998          1,369
   PXRE Group Ltd.                                                                900             16
   Reinsurance Group of America                                                 2,500            102
   RLI Corp.                                                                   46,400          1,527
   Selective Insurance Group, Inc.                                             33,900          1,009
   Stancorp Financial Group, Inc.                                                 100              6
   State Auto Financial Corp.                                                  61,100          1,541
   Stewart Information Services Corp. *                                        51,200          1,446
   UICI *                                                                     117,900          1,478
   United Fire & Casualty Co.                                                  12,938            473
   Universal American Financial Corp. *                                        84,100            744
-------------------------------------------------------------------------------------------------------
                                                                                              18,008
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  70  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
INTERNET - 1.5%
   AsiaInfo Holdings, Inc. *                                                  107,500           $725
   EUniverse, Inc. *                                                              300              1
   Neoforma, Inc. *                                                            50,600            711
   Net2Phone, Inc. *                                                            2,448             15
   NetBank, Inc.                                                              139,824          1,741
   S1 Corp. *                                                                 120,500            608
   Valueclick, Inc. *                                                          98,200            826
-------------------------------------------------------------------------------------------------------
                                                                                               4,627
-------------------------------------------------------------------------------------------------------
IRON/STEEL - 1.3%
   Gibraltar Steel Corp.                                                       40,830            900
   Material Sciences Corp. *                                                   51,800            529
   Reliance Steel & Aluminum Co.                                               72,900          1,618
   Roanoke Electric Steel Corp.                                                 5,886             58
   Steel Dynamics, Inc. *                                                      67,100          1,016
   Steel Technologies, Inc.                                                     4,222             53
-------------------------------------------------------------------------------------------------------
                                                                                               4,174
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 1.4%
   Bally Total Fitness Holding Corp. *                                         60,200            521
   Callaway Golf Co.                                                           35,600            508
   Huffy Corp. *                                                               36,500            223
   K2, Inc. *                                                                  42,800            635
   Navigant International, Inc. *                                              38,400            538
   Pegasus Solutions, Inc. *                                                  121,400          1,679
   WMS Industries, Inc. *                                                       9,400            213
-------------------------------------------------------------------------------------------------------
                                                                                               4,317
-------------------------------------------------------------------------------------------------------
LODGING - 1.4%
   Aztar Corp. *                                                               84,100          1,489
   Boca Resorts, Inc., Class A *                                               28,600            371
   Extended Stay America, Inc. *                                               34,800            520
   Marcus Corp.                                                                69,350          1,058
   Prime Hospitality Corp. *                                                  109,900            955
-------------------------------------------------------------------------------------------------------
                                                                                               4,393
-------------------------------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.6%
   JLG Industries, Inc.                                                        37,100            427
   Terex Corp. *                                                               84,300          1,562
-------------------------------------------------------------------------------------------------------
                                                                                               1,989
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 2.0%
   AGCO Corp. *                                                                79,200         $1,357
   Alamo Group, Inc.                                                            7,300            104
   Applied Industrial Technologies, Inc.                                       45,900            912
   Cummins, Inc.                                                                3,200            142
   Flowserve Corp. *                                                           33,900            688
   Kadant, Inc. *                                                               4,100             79
   Robbins & Myers, Inc.                                                        1,200             27
   Sauer-Danfoss, Inc.                                                         78,800          1,111
   Stewart & Stevenson Services, Inc.                                          67,300          1,011
   Tecumseh Products Co., Class A                                              11,200            418
   Thomas Industries, Inc.                                                     17,800            508
-------------------------------------------------------------------------------------------------------
                                                                                               6,357
-------------------------------------------------------------------------------------------------------
MEDIA - 0.9%
   American Satellite Network *                                                   255              -
   Digital Generation Systems *                                                    78              -
   Liberty Corp.                                                               34,400          1,443
   Media General, Inc., Class A                                                16,100            984
   Scholastic Corp. *                                                          16,100            464
-------------------------------------------------------------------------------------------------------
                                                                                               2,891
-------------------------------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.7%
   CIRCOR International, Inc.                                                  37,600            722
   Commercial Metals Co.                                                       56,500          1,038
   Intermet Corp.                                                               1,700              7
   Mueller Industries, Inc. *                                                   3,200             81
   Northwest Pipe Co. *                                                           300              4
   Quanex Corp.                                                                   900             30
   Shaw Group (The), Inc. *                                                    44,700            470
   Wolverine Tube, Inc. *                                                       3,900             17
-------------------------------------------------------------------------------------------------------
                                                                                               2,369
-------------------------------------------------------------------------------------------------------
MINING - 0.4%
   Amcol International Corp.                                                   21,700            268
   Commonwealth Industries, Inc. *                                              1,000              5
   RTI International Metals, Inc. *                                             7,000             73
   Stillwater Mining Co. *                                                    114,600            722
   USEC, Inc.                                                                  18,200            119
-------------------------------------------------------------------------------------------------------
                                                                                               1,187
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 1.6%
   Acuity Brands, Inc.                                                          5,000             90
   Ameron International Corp.                                                  20,800            687
   AZZ, Inc. *                                                                  2,800             31

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  71  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
MISCELLANEOUS MANUFACTURING - 1.6% - (CONTINUED)
   ESCO Technologies, Inc. *                                                   14,000           $634
   Flanders Corp. *                                                            26,217            126
   Griffon Corp. *                                                              1,710             31
   Lydall, Inc. *                                                                 700              8
   Myers Industries, Inc.                                                       1,800             18
   Smith (A.O.) Corp.                                                          62,100          1,739
   SPS Technologies, Inc. *                                                    16,700            751
   Standex International Corp.                                                 10,600            258
   Tredegar Corp.                                                              40,500            610
   Trinity Industries, Inc.                                                     9,200            238
-------------------------------------------------------------------------------------------------------
                                                                                               5,221
-------------------------------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   IKON Office Solutions, Inc.                                                 82,800            605
-------------------------------------------------------------------------------------------------------
OIL & GAS - 1.8%
   Atwood Oceanics, Inc. *                                                     17,300            415
   Carrizo Oil & Gas, Inc. *                                                    9,400             67
   Clayton Williams Energy, Inc. *                                             27,400            516
   Forest Oil Corp. *                                                          21,100            505
   Harvest Natural Resources, Inc. *                                           61,100            376
   Houston Exploration Co. *                                                   25,700            902
   Magnum Hunter Resources, Inc. *                                             72,300            578
   North Coast Energy, Inc. *                                                     400              5
   Nuevo Energy Co. *                                                           1,400             25
   Petroleum Development Corp. *                                               10,400            125
   Range Resources Corp. *                                                    124,200            850
   Vintage Petroleum, Inc.                                                    122,900          1,337
-------------------------------------------------------------------------------------------------------
                                                                                               5,701
-------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.1%
   Lufkin Industries, Inc.                                                     13,310            319
   Matrix Service Co. *                                                         4,000             71
   Oil States International, Inc. *                                            88,800          1,127
   Seacor Smit, Inc. *                                                         38,500          1,393
   Universal Compression Holdings, Inc. *                                         300              7
   Willbros Group, Inc. *                                                      51,700            530
-------------------------------------------------------------------------------------------------------
                                                                                               3,447
-------------------------------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.3%
   Chesapeake Corp.                                                            42,975            968
   Greif Brothers Corp., Class A                                                  800             21
-------------------------------------------------------------------------------------------------------
                                                                                                 989
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.6%
   Accredo Health, Inc. *                                                      24,200           $677
   D&K Healthcare Resources, Inc.                                              32,100            451
   Guilford Pharmaceuticals, Inc. *                                            11,800             73
   ICN Pharmaceuticals, Inc.                                                   36,600            628
   MIM Corp. *                                                                    800              6
   Nabi Biopharmaceuticals *                                                   20,500            173
   Neurogen Corp. *                                                               300              2
-------------------------------------------------------------------------------------------------------
                                                                                               2,010
-------------------------------------------------------------------------------------------------------
PIPELINES - 0.4%
   Kinder Morgan Management LLC *                                              15,103            576
   Magellan Midstream Partners                                                  3,900            179
   TC Pipelines LP                                                              2,000             63
   Transmontaigne, Inc. *                                                      51,600            308
-------------------------------------------------------------------------------------------------------
                                                                                               1,126
-------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.4%
   Bresler & Reiner, Inc. *                                                     1,100             47
   Jones Lang LaSalle, Inc. *                                                  32,900            609
   LNR Property Corp.                                                           2,550            104
   Trammell Crow Co. *                                                         39,400            491
   W.P. Carey & Co. LLC                                                         1,200             38
-------------------------------------------------------------------------------------------------------
                                                                                               1,289
-------------------------------------------------------------------------------------------------------
REITS - 7.6%
   Acadia Realty Trust                                                         17,400            191
   Agree Realty Corp.                                                           2,000             49
   American Land Lease, Inc.                                                   18,700            345
   American Mortgage Acceptance Co.                                               400              7
   Amerivest Properties, Inc.                                                  15,000             98
   Annaly Mortgage Management, Inc.                                            99,100          1,627
   Anthracite Capital, Inc.                                                    31,200            301
   Anworth Mortgage Asset Corp.                                                36,600            523
   Apex Mortgage Capital, Inc.                                                 20,700            111
   Bedford Property Investors, Inc.                                             8,600            223
   Brandywine Realty Trust                                                     25,100            645
   Burnham Pacific Properties, Inc.                                            29,900             11
   Camden Property Trust                                                        5,300            204
   Commercial Net Lease Realty                                                111,431          1,898
   Correctional Properties Trust                                               16,500            412
   EastGroup Properties, Inc.                                                  13,800            383
   Equity One, Inc.                                                            45,028            766

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  72  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
REITS - 7.6% - (CONTINUED)
   Glenborough Realty Trust, Inc.                                              88,800         $1,675
   Healthcare Realty Trust, Inc.                                                2,800             90
   Highwoods Properties, Inc.                                                  27,500            656
   Home Properties of New York, Inc.                                           64,800          2,540
   HRPT Properties Trust                                                        2,800             26
   Innkeepers USA Trust                                                        68,900            599
   Kilroy Realty Corp.                                                         36,800          1,051
   Koger Equity, Inc.                                                          64,100          1,205
   LaSalle Hotel Properties                                                     6,700            116
   MFA Mortgage Investments, Inc.                                              81,900            780
   Mid-America Apartment Communities, Inc.                                        300              9
   National Health Investors, Inc.                                             24,600            448
   National Health Realty, Inc.                                                 3,200             48
   One Liberty Properties, Inc.                                                 1,200             22
   Parkway Properties, Inc.                                                       100              4
   Prentiss Properties Trust                                                   38,700          1,200
   PS Business Parks, Inc.                                                     40,700          1,536
   RAIT Investment Trust                                                       12,600            289
   Ramco-Gershenson Properties                                                 10,400            265
   Regency Centers Corp.                                                        4,200            155
   Senior Housing Properties Trust                                              3,500             50
   Sizeler Property Investors                                                     400              4
   SL Green Realty Corp.                                                       73,800          2,665
   Sovran Self Storage, Inc.                                                    7,900            262
   Summit Properties, Inc.                                                      1,500             34
   Thornburg Mortgage, Inc.                                                     4,000            101
   Winston Hotels, Inc.                                                        61,900            563
-------------------------------------------------------------------------------------------------------
                                                                                              24,187
-------------------------------------------------------------------------------------------------------
RETAIL - 7.5%
   AnnTaylor Stores Corp. *                                                    12,400            399
   Barnes & Noble, Inc. *                                                       1,500             38
   BJ's Wholesale Club, Inc. *                                                 32,800            635
   Blair Corp.                                                                  5,600            116
   Blockbuster, Inc., Class A                                                   2,100             44
   Brookstone, Inc. *                                                          20,400            405
   Buca, Inc. *                                                                   400              2
   Burlington Coat Factory Warehouse Corp.                                     56,920          1,064
   Cash America International, Inc.                                             1,100             18
   Charlotte Russe Holding, Inc. *                                             52,800            543
   Charming Shoppes, Inc. *                                                   110,600            631
   CKE Restaurants, Inc. *                                                      1,800            $12
   Copart, Inc. *                                                              55,400            598
   Dress Barn, Inc. *                                                          10,744            147
   Duane Reade, Inc. *                                                         35,600            568
   Finlay Enterprises, Inc. *                                                   5,900             86
   First Cash Financial Services, Inc. *                                          200              4
   Foot Locker, Inc.                                                            7,300            118
   Galyan's Trading Co., Inc. *                                                20,800            212
   GameStop Corp. *                                                            40,100            638
   Garden Fresh Restaurant Corp. *                                                300              5
   Group 1 Automotive, Inc. *                                                   1,900             66
   GTSI Corp. *                                                                62,300            645
   Haverty Furniture Cos., Inc.                                                 2,200             40
   IHOP Corp.                                                                   1,000             33
   Insight Enterprises, Inc. *                                                 58,100            884
   Landry's Restaurants, Inc.                                                  41,400            853
   Linens 'N Things, Inc. *                                                    21,900            521
   Lithia Motors, Inc., Class A                                                 1,400             28
   Lone Star Steakhouse & Saloon, Inc.                                         56,028          1,171
   Longs Drug Stores Corp.                                                     39,900            803
   MarineMax, Inc. *                                                           38,300            556
   Men's Wearhouse, Inc. *                                                     17,300            444
   Neiman Marcus Group (The), Inc., Class A *                                   3,000            125
   Noland Co.                                                                   3,474            119
   OfficeMax, Inc. *                                                           96,500            904
   Pantry (The), Inc. *                                                        50,600            612
   PEP Boys - Manny, Moe & Jack                                                59,800            915
   Pricesmart, Inc. *                                                             100              1
   Restoration Hardware, Inc. *                                               101,400            589
   Rex Stores Corp. *                                                          11,100            145
   School Specialty, Inc. *                                                     1,800             51
   ShopKo Stores, Inc. *                                                       48,200            723
   Smart & Final, Inc. *                                                       49,600            310
   Sonic Automotive, Inc.                                                      29,900            719
   Sports Authority (The), Inc. *                                              22,666            713
   Steak n Shake (The) Co. *                                                    2,200             33
   Stein Mart, Inc. *                                                          54,093            296
   TBC Corp. *                                                                 36,878            924
   Tweeter Home Entertainment Group, Inc. *                                   107,100            822

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  73  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  SMALL CAP VALUE FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
RETAIL - 7.5% - (CONTINUED)
   Ultimate Electronics, Inc. *                                                47,600           $452
   United Auto Group, Inc. *                                                   26,800            616
   West Marine, Inc. *                                                         44,700            852
   Wet Seal (The), Inc., Class A *                                                840              8
   Whitehall Jewellers, Inc. *                                                  6,700             75
   Zale Corp. *                                                                37,900          1,683
-------------------------------------------------------------------------------------------------------
                                                                                              24,014
-------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 6.6%
   Bank Mutual Corp.                                                           14,586            619
   BankAtlantic Bancorp, Inc., Class A                                         30,300            432
   BankUnited Financial Corp., Class A *                                        2,400             51
   BostonFed Bancorp, Inc.                                                      8,400            254
   Brookline Bancorp, Inc.                                                     72,367          1,065
   Camco Financial Corp.                                                        1,558             26
   CFS Bancorp, Inc.                                                           35,071            488
   Citizens First Bancorp, Inc.                                                 5,508            114
   Coastal Bancorp, Inc.                                                          659             21
   Commercial Federal Corp.                                                   100,900          2,457
   Connecticut Bancshares, Inc.                                                 1,259             65
   Downey Financial Corp.                                                      17,700            827
   EFC Bancorp, Inc.                                                            8,700            181
   First Defiance Financial Corp.                                              17,802            415
   First Federal Bancshares of Arkansas, Inc.                                     200              7
   First Federal Bankshares, Inc.                                                 100              2
   First Place Financial Corp. of Ohio                                         33,280            591
   First Sentinel Bancorp, Inc.                                                35,421            634
   FirstFed America Bancorp, Inc.                                              31,600            698
   FirstFed Financial Corp. *                                                  41,600          1,643
   Flushing Financial Corp.                                                       100              2
   GA Financial, Inc.                                                          14,200            385
   Hawthorne Financial Corp. *                                                 12,600            506
   HMN Financial, Inc.                                                            190              4
   Home Federal Bancorp                                                           700             19
   Horizon Financial Corp.                                                        700             11
   Itla Capital Corp. *                                                        15,900            677
   Klamath First Bancorp, Inc.                                                 13,300            288
   MAF Bancorp, Inc.                                                            1,800             69
   MASSBANK Corp.                                                               9,400            346
   MutualFirst Financial, Inc.                                                 17,800            456
   Northeast Pennsylvania Financial Corp.                                         100             $2
   Oregon Trail Financial Corp.                                                 1,400             35
   Pamrapo Bancorp, Inc.                                                          200              4
   Parkvale Financial Corp.                                                       287              7
   People's Bank of Bridgeport                                                 27,700            829
   PFF Bancorp, Inc.                                                           31,780          1,013
   Progress Financial Corp.                                                       100              3
   Seacoast Financial Services Corp.                                              861             18
   Sound Federal Bancorp, Inc.                                                  2,490             37
   St. Francis Capital Corp.                                                    4,400            130
   Sterling Financial Corp. of Washington *                                    27,812            783
   Thistle Group Holdings Co.                                                     300              8
   Timberland Bancorp, Inc.                                                     7,600            182
   Troy Financial Corp.                                                         3,500            123
   United Community Financial Corp. of Ohio                                    97,000            960
   Washington Federal, Inc.                                                    30,860            778
   Waypoint Financial Corp.                                                   128,457          2,569
   Webster Financial Corp.                                                        500             20
   Willow Grove Bancorp, Inc.                                                   3,800             61
   Woronoco Bancorp, Inc.                                                       6,300            176
-------------------------------------------------------------------------------------------------------
                                                                                              21,091
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 0.2%
   ESS Technology, Inc. *                                                      60,100            648
-------------------------------------------------------------------------------------------------------
SOFTWARE - 1.1%
   Activision, Inc. *                                                           7,000             84
   American Management Systems, Inc. *                                          4,228             54
   eFunds Corp. *                                                              89,000          1,099
   JDA Software Group, Inc. *                                                  42,300            629
   Midway Games, Inc. *                                                       142,000            420
   Pegasystems, Inc. *                                                            400              3
   Phoenix Technologies Ltd. *                                                102,000            640
   PLATO Learning, Inc. *                                                         300              2
   Sanchez Computer Associates, Inc. *                                            287              1
   THQ, Inc. *                                                                 35,800            588
-------------------------------------------------------------------------------------------------------
                                                                                               3,520
-------------------------------------------------------------------------------------------------------
STORAGE/WAREHOUSING - 0.1%
   Mobile Mini, Inc. *                                                          8,800            170
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  74  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 95.3% - CONTINUED
TELECOMMUNICATIONS - 2.8%
   Aeroflex, Inc. *                                                            66,300           $587
   Andrew Corp. *                                                              51,100            628
   Cable Design Technologies Corp. *                                           31,000            248
   Comtech Telecommunications *                                                 6,600            158
   CT Communications, Inc.                                                     48,900            553
   EMS Technologies, Inc. *                                                    67,500          1,146
   Golden Telecom, Inc. *                                                      37,021          1,012
   Hypercom Corp. *                                                           154,500            833
   IDT Corp. *                                                                 46,800            827
   Metro One Telecommunications, Inc. *                                        91,800            319
   Powerwave Technologies, Inc. *                                              78,200            518
   Price Communications Corp. *                                                32,900            408
   Sunrise Telecom, Inc. *                                                     83,240            258
   SureWest Communications                                                     15,000            499
   U.S. Cellular Corp. *                                                       31,000            902
-------------------------------------------------------------------------------------------------------
                                                                                               8,896
-------------------------------------------------------------------------------------------------------
TEXTILES - 0.2%
   Dan River, Inc.                                                             40,900             81
   Quaker Fabric Corp.                                                         37,600            255
   Unifirst Corp. of Massachusetts                                             16,200            383
-------------------------------------------------------------------------------------------------------
                                                                                                 719
-------------------------------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.6%
   Action Performance Cos., Inc.                                               25,000            611
   Department 56, Inc. *                                                       32,500            413
   Jakks Pacific, Inc. *                                                       54,000            658
   RC2 Corp. *                                                                 17,000            327
-------------------------------------------------------------------------------------------------------
                                                                                               2,009
-------------------------------------------------------------------------------------------------------
TRANSPORTATION - 3.4%
   Alexander & Baldwin, Inc.                                                   32,715            919
   Arkansas Best Corp.                                                         15,217            418
   Dynamex , Inc. *                                                                63              1
   Genesee & Wyoming, Inc., Class A *                                           4,900            116
   Gulfmark Offshore, Inc. *                                                   28,400            399
   Kansas City Southern Industries, Inc. *                                     48,400            536
   Marten Transport Ltd. *                                                        600             16
   Offshore Logistics, Inc. *                                                  21,800            442
   Old Dominion Freight Line, Inc. *                                           27,750            807
   OMI Corp. *                                                                141,400            936
   Overseas Shipholding Group                                                  85,900          2,220
   Ryder System, Inc.                                                          40,500         $1,187
   U.S. Xpress Enterprises, Inc., Class A *                                    42,200            517
   USF Corp.                                                                   29,700            935
   Yellow Corp. *                                                              48,047          1,436
-------------------------------------------------------------------------------------------------------
                                                                                              10,885
-------------------------------------------------------------------------------------------------------
TRUCKING & LEASING - 0.4%
   AMERCO, Inc. *                                                               1,886             36
   GATX Corp.                                                                  30,000            634
   Interpool, Inc.                                                             36,950            588
-------------------------------------------------------------------------------------------------------
                                                                                               1,258
-------------------------------------------------------------------------------------------------------
WATER - 0.1%
   American States Water Co.                                                    5,300            125
   Artesian Resources Corp.                                                     1,050             27
   California Water Service Group                                                 600             15
-------------------------------------------------------------------------------------------------------
                                                                                                 167
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $258,903)                                                                              303,622

                                                                             PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
CONVERTIBLE BOND - 0.0%
DISTRIBUTION/WHOLESALE - 0.0%
   Timco Aviation Services, Inc.,
     8.00%, 1/2/07                                                                 $1              -
-------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BOND
(COST $-)                                                                                          -
-------------------------------------------------------------------------------------------------------

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
OTHER - 0.0%
   Escrow American Medical Electronics, Inc.                                    5,000              -
   Escrow American Medical Electronics, Inc.                                    5,000              -
   Escrow DLB Oil & Gas                                                         2,100              -
TOTAL OTHER
(COST $-)                                                                                          -

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  75  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  SMALL CAP VALUE FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
RIGHT - 0.0%
   Great American Financial Resources, Inc. *                                   6,350             $-
-------------------------------------------------------------------------------------------------------
TOTAL RIGHT
(COST $-)                                                                                          -

WARRANTS - 0.0%
   American Banknote Corp., Exp. 10/1/07                                            9              -
   American Banknote Corp., Exp. 10/1/07                                            9              -
   Timco Aviation Services, Inc. Exp. 2/27/07                                     864              -
   York Research Corp., Exp. 3/30/50                                                6              -
-------------------------------------------------------------------------------------------------------
TOTAL WARRANTS
(COST $-)                                                                                          -

                                                                             PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENTS - 4.8%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                           $14,532         14,532
   U.S. Treasury Bill, (1)
     0.88%, 10/16/03                                                              855            855
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $15,387)                                                                                15,387

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.1%
-------------------------------------------------------------------------------------------------------
(COST $274,290)                                                                              319,009
   Liabilities less Other Assets - (0.1)%                                                      (280)
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $318,729

(1) SECURITY PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

*    NON-INCOME PRODUCING SECURITY

At September 30, 2003, the Small Cap Value Fund had open futures contracts as follows:

                                        NOTIONAL                                 UNREALIZED
                        NUMBER OF        AMOUNT      CONTRACT       CONTRACT       LOSSES
TYPE                    CONTRACTS        (000S)      POSITION         EXP.         (000S)
Russell 2000               50            $12,196       Long           12/03         $(315)

S&P/Barra
Value                      10              1,209       Long           12/03           (13)
-------------------------------------------------------------------------------------------
Total                                                                               $(328)

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  76  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  STOCK INDEX FUND

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7%
ADVERTISING - 0.2%
   Interpublic Group of Cos. (The), Inc. *                                     15,100           $213
   Omnicom Group                                                                7,300            525
-------------------------------------------------------------------------------------------------------
                                                                                                 738
-------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
   Boeing (The) Co.                                                            32,568          1,118
   General Dynamics Corp.                                                       7,600            593
   Goodrich Corp.                                                               4,600            112
   Lockheed Martin Corp.                                                       17,446            805
   Northrop Grumman Corp.                                                       7,099            612
   Raytheon Co.                                                                15,900            445
   Rockwell Collins, Inc.                                                       6,900            174
   United Technologies Corp.                                                   18,100          1,399
-------------------------------------------------------------------------------------------------------
                                                                                               5,258
-------------------------------------------------------------------------------------------------------
AGRICULTURE - 1.1%
   Altria Group, Inc.                                                          78,400          3,434
   Monsanto Co.                                                                10,141            243
   RJ Reynolds Tobacco Holdings, Inc.                                           3,300            130
   UST, Inc.                                                                    6,500            229
-------------------------------------------------------------------------------------------------------
                                                                                               4,036
-------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
   Delta Air Lines, Inc. *                                                      4,800             64
   Southwest Airlines Co.                                                      30,130            533
-------------------------------------------------------------------------------------------------------
                                                                                                 597
-------------------------------------------------------------------------------------------------------
APPAREL - 0.3%
   Jones Apparel Group, Inc.                                                    5,000            150
   Liz Claiborne, Inc.                                                          4,200            143
   NIKE, Inc., Class B                                                         10,200            620
   Reebok International Ltd.                                                    2,300             77
   VF Corp.                                                                     4,228            164
-------------------------------------------------------------------------------------------------------
                                                                                               1,154
-------------------------------------------------------------------------------------------------------
AUTO MANUFACTURERS - 0.6%
   Ford Motor Co.                                                              70,875            763
   General Motors Corp.                                                        21,700            888
   Navistar International Corp. *                                               2,680            100
   PACCAR, Inc.                                                                 4,490            336
-------------------------------------------------------------------------------------------------------
                                                                                               2,087
-------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.2%
   Cooper Tire & Rubber Co.                                                     2,800             44
   Dana Corp.                                                                   5,772             89
   Delphi Corp.                                                                21,710            197
   Goodyear Tire & Rubber (The) Co. *                                           6,758            $44
   Johnson Controls, Inc.                                                       3,500            331
   Visteon Corp.                                                                5,099             34
-------------------------------------------------------------------------------------------------------
                                                                                                 739
-------------------------------------------------------------------------------------------------------
BANKS - 6.6%
   AmSouth Bancorp                                                             13,550            288
   Bank of America Corp.                                                       57,957          4,523
   Bank of New York Co. (The), Inc.                                            29,900            870
   Bank One Corp.                                                              44,246          1,710
   BB&T Corp.                                                                  21,600            776
   Charter One Financial, Inc.                                                  8,754            268
   Comerica, Inc.                                                               6,750            315
   Fifth Third Bancorp                                                         22,261          1,235
   First Tennessee National Corp.                                               4,900            208
   FleetBoston Financial Corp.                                                 40,753          1,229
   Huntington Bancshares, Inc.                                                  8,872            176
   KeyCorp                                                                     16,400            419
   Marshall & Ilsley Corp.                                                      8,800            277
   Mellon Financial Corp.                                                      16,700            503
   National City Corp.                                                         23,700            698
   North Fork Bancorporation, Inc.                                              6,100            212
   PNC Financial Services Group, Inc.                                          11,000            523
   Regions Financial Corp.                                                      8,600            295
   SouthTrust Corp.                                                            13,200            388
   State Street Corp.                                                          12,900            580
   SunTrust Banks, Inc.                                                        10,800            652
   Synovus Financial Corp.                                                     11,750            294
   U.S. Bancorp                                                                74,377          1,784
   Union Planters Corp.                                                         7,700            244
   Wachovia Corp.                                                              52,074          2,145
   Wells Fargo & Co.                                                           64,860          3,340
   Zions Bancorporation                                                         3,500            195
-------------------------------------------------------------------------------------------------------
                                                                                              24,147
-------------------------------------------------------------------------------------------------------
BEVERAGES - 2.6%
   Anheuser-Busch Cos., Inc.                                                   32,288          1,593
   Brown-Forman Corp., Class B                                                  2,300            182
   Coca-Cola (The) Co.                                                         95,400          4,098
   Coca-Cola Enterprises, Inc.                                                 17,500            334
   Coors (Adolph) Co., Class B                                                  1,400             75
   Pepsi Bottling Group, Inc.                                                  10,600            218
   PepsiCo, Inc.                                                               66,480          3,047
-------------------------------------------------------------------------------------------------------
                                                                                               9,547
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  77  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
BIOTECHNOLOGY - 1.2%
   Amgen, Inc. *                                                               49,936         $3,224
   Biogen, Inc. *                                                               5,700            218
   Chiron Corp. *                                                               7,200            372
   Genzyme Corp. *                                                              8,400            389
   Millipore Corp. *                                                            1,900             88
-------------------------------------------------------------------------------------------------------
                                                                                               4,291
-------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.2%
   American Standard Cos., Inc. *                                               2,800            236
   Masco Corp.                                                                 18,500            453
   Vulcan Materials Co.                                                         3,900            155
-------------------------------------------------------------------------------------------------------
                                                                                                 844
-------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
   Air Products & Chemicals, Inc.                                               8,800            397
   Ashland, Inc.                                                                2,600             85
   Dow Chemical (The) Co.                                                      35,471          1,154
   du Pont (E.I.) de Nemours & Co.                                             38,577          1,543
   Eastman Chemical Co.                                                         2,975            100
   Ecolab, Inc.                                                                10,200            258
   Engelhard Corp.                                                              4,862            135
   Great Lakes Chemical Corp.                                                   1,900             38
   Hercules, Inc. *                                                             4,300             49
   International Flavors & Fragrances, Inc.                                     3,600            119
   PPG Industries, Inc.                                                         6,600            345
   Praxair, Inc.                                                                6,300            390
   Rohm & Haas Co.                                                              8,643            289
   Sherwin-Williams (The) Co.                                                   5,700            168
   Sigma-Aldrich Corp.                                                          2,700            140
-------------------------------------------------------------------------------------------------------
                                                                                               5,210
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 1.0%
   Apollo Group, Inc., Class A *                                                6,800            449
   Cendant Corp. *                                                             39,408            737
   Concord EFS, Inc. *                                                         18,800            257
   Convergys Corp. *                                                            5,700            105
   Deluxe Corp.                                                                 2,100             84
   Donnelley (R.R.) & Sons Co.                                                  4,400            109
   Equifax, Inc.                                                                5,500            123
   H&R Block, Inc.                                                              6,900            298
   McKesson Corp.                                                              11,241            374
   Moody's Corp.                                                                5,702           $313
   Paychex, Inc.                                                               14,600            495
   Robert Half International, Inc. *                                            6,600            129
-------------------------------------------------------------------------------------------------------
                                                                                               3,473
-------------------------------------------------------------------------------------------------------
COMPUTERS - 4.2%
   Apple Computer, Inc. *                                                      14,200            293
   Computer Sciences Corp. *                                                    7,200            270
   Dell, Inc. *                                                                99,400          3,319
   Electronic Data Systems Corp.                                               18,500            374
   EMC Corp. of Massachusetts *                                                84,712          1,070
   Gateway, Inc. *                                                             12,500             71
   Hewlett-Packard Co.                                                        118,142          2,287
   International Business Machines Corp.                                       66,900          5,909
   Lexmark International, Inc. *                                                4,900            309
   NCR Corp. *                                                                  3,700            117
   Network Appliance, Inc. *                                                   13,100            269
   Sun Microsystems, Inc. *                                                   125,000            414
   Sungard Data Systems, Inc. *                                                11,000            289
   Unisys Corp. *                                                              12,700            172
-------------------------------------------------------------------------------------------------------
                                                                                              15,163
-------------------------------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.4%
   Alberto-Culver Co., Class B                                                  2,300            135
   Avon Products, Inc.                                                          9,072            586
   Colgate-Palmolive Co.                                                       20,800          1,163
   Gillette (The) Co.                                                          39,488          1,263
   Kimberly-Clark Corp.                                                        19,736          1,013
   Procter & Gamble Co.                                                        50,156          4,655
-------------------------------------------------------------------------------------------------------
                                                                                               8,815
-------------------------------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE - 0.1%
   Genuine Parts Co.                                                            6,750            216
   Grainger (W.W.), Inc.                                                        3,500            166
-------------------------------------------------------------------------------------------------------
                                                                                                 382
-------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 8.0%
   American Express Co.                                                        50,200          2,262
   Bear Stearns Cos. (The), Inc.                                                3,876            290
   Capital One Financial Corp.                                                  8,800            502
   Charles Schwab (The) Corp.                                                  52,325            623
   Citigroup, Inc.                                                            199,318          9,071
   Countrywide Financial Corp.                                                  5,100            399
   Fannie Mae                                                                  37,900          2,661

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  78  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
DIVERSIFIED FINANCIAL SERVICES - 8.0% - (CONTINUED)
   Federated Investors, Inc., Class B                                           4,214           $117
   Franklin Resources, Inc.                                                     9,800            433
   Freddie Mac                                                                 26,600          1,392
   Goldman Sachs Group, Inc.                                                   18,200          1,527
   Janus Capital Group, Inc.                                                    9,300            130
   Lehman Brothers Holdings, Inc.                                               9,400            649
   MBNA Corp.                                                                  49,507          1,129
   Merrill Lynch & Co., Inc.                                                   36,000          1,927
   Morgan (J.P.) Chase & Co.                                                   78,668          2,701
   Morgan Stanley                                                              42,118          2,125
   Price (T. Rowe) Group, Inc.                                                  4,700            194
   Providian Financial Corp. *                                                 11,200            132
   SLM Corp.                                                                   17,400            678
-------------------------------------------------------------------------------------------------------
                                                                                              28,942
-------------------------------------------------------------------------------------------------------
ELECTRIC - 2.5%
   AES (The) Corp. *                                                           23,700            176
   Allegheny Energy, Inc. *                                                     4,900             45
   Ameren Corp.                                                                 6,200            266
   American Electric Power Co., Inc.                                           15,340            460
   Calpine Corp. *                                                             14,800             72
   Centerpoint Energy, Inc.                                                    11,822            108
   Cinergy Corp.                                                                6,841            251
   CMS Energy Corp. *                                                           5,600             41
   Consolidated Edison, Inc.                                                    8,600            351
   Constellation Energy Group, Inc.                                             6,400            229
   Dominion Resources, Inc. of Virginia                                        11,993            742
   DTE Energy Co.                                                               6,500            240
   Duke Energy Corp.                                                           34,904            622
   Edison International *                                                      12,600            241
   Entergy Corp.                                                                8,700            471
   Exelon Corp.                                                                12,512            795
   FirstEnergy Corp.                                                           11,515            367
   FPL Group, Inc.                                                              7,100            449
   NiSource, Inc.                                                              10,200            204
   PG&E Corp. *                                                                15,800            378
   Pinnacle West Capital Corp.                                                  3,500            124
   PPL Corp.                                                                    6,500            266
   Progress Energy, Inc.                                                        9,300            413
   Public Service Enterprise Group, Inc.                                        8,750            367
   Southern (The) Co.                                                          27,900           $818
   TECO Energy, Inc.                                                            6,800             94
   TXU Corp.                                                                   12,484            294
   Xcel Energy, Inc.                                                           15,485            240
-------------------------------------------------------------------------------------------------------
                                                                                               9,124
-------------------------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
   American Power Conversion Corp.                                              7,600            130
   Emerson Electric Co.                                                        16,300            858
   Molex, Inc.                                                                  7,375            211
   Power-One, Inc. *                                                            3,200             33
-------------------------------------------------------------------------------------------------------
                                                                                               1,232
-------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.5%
   Agilent Technologies, Inc. *                                                18,256            404
   Applera Corp. (Applied Biosystems Group)                                     8,100            181
   Jabil Circuit, Inc. *                                                        7,700            200
   Parker-Hannifin Corp.                                                        4,525            202
   PerkinElmer, Inc.                                                            4,900             75
   Sanmina-SCI Corp. *                                                         19,700            191
   Solectron Corp. *                                                           32,100            188
   Symbol Technologies, Inc.                                                    8,900            106
   Tektronix, Inc.                                                              3,300             82
   Thermo Electron Corp. *                                                      6,300            137
   Thomas & Betts Corp. *                                                       2,300             36
   Waters Corp. *                                                               4,800            132
-------------------------------------------------------------------------------------------------------
                                                                                               1,934
-------------------------------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION - 0.0%
   Fluor Corp.                                                                  3,200            119
-------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
   International Game Technology                                               13,200            372
-------------------------------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
   Allied Waste Industries, Inc. *                                              8,100             87
   Waste Management, Inc.                                                      22,873            599
-------------------------------------------------------------------------------------------------------
                                                                                                 686
-------------------------------------------------------------------------------------------------------
FOOD - 1.8%
   Albertson's, Inc.                                                           14,245            293
   Archer-Daniels-Midland Co.                                                  24,992            328
   Campbell Soup Co.                                                           15,900            421
   ConAgra Foods, Inc.                                                         20,800            442
   General Mills, Inc.                                                         14,300            673
   Heinz (H.J.) Co.                                                            13,600            466

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  79  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
FOOD - 1.8% - (CONTINUED)
   Hershey Foods Corp.                                                          5,100           $371
   Kellogg Co.                                                                 15,700            524
   Kroger Co. *                                                                29,200            522
   McCormick & Co., Inc.                                                        5,400            148
   Safeway, Inc. *                                                             17,100            392
   Sara Lee Corp.                                                              30,100            553
   SUPERVALU, Inc.                                                              5,200            124
   Sysco Corp.                                                                 25,200            824
   Winn-Dixie Stores, Inc.                                                      5,500             53
   Wrigley (Wm.) Jr. Co.                                                        8,700            481
-------------------------------------------------------------------------------------------------------
                                                                                               6,615
-------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
   Boise Cascade Corp.                                                          2,233             62
   Georgia-Pacific Corp.                                                        9,694            235
   International Paper Co.                                                     18,572            725
   Louisiana-Pacific Corp. *                                                    4,016             55
   MeadWestvaco Corp.                                                           7,759            198
   Plum Creek Timber Co., Inc.                                                  7,100            180
   Temple-Inland, Inc.                                                          2,050             99
   Weyerhaeuser Co.                                                             8,500            497
-------------------------------------------------------------------------------------------------------
                                                                                               2,051
-------------------------------------------------------------------------------------------------------
GAS - 0.2%
   KeySpan Corp.                                                                6,100            214
   NICOR, Inc.                                                                  1,700             60
   Peoples Energy Corp.                                                         1,400             58
   Sempra Energy                                                                8,071            237
-------------------------------------------------------------------------------------------------------
                                                                                                 569
-------------------------------------------------------------------------------------------------------
HAND/MACHINE TOOLS - 0.1%
   Black & Decker Corp.                                                         3,000            122
   Snap-On, Inc.                                                                2,250             62
   Stanley Works (The)                                                          3,300             97
-------------------------------------------------------------------------------------------------------
                                                                                                 281
-------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 3.4%
   Bard (C.R.), Inc.                                                            2,000            142
   Bausch & Lomb, Inc.                                                          2,100             93
   Baxter International, Inc.                                                  23,100            671
   Becton, Dickinson & Co.                                                      9,900            358
   Biomet, Inc.                                                                 9,950            334
   Boston Scientific Corp. *                                                   15,900          1,014
   Guidant Corp.                                                               12,000            562
   Johnson & Johnson                                                          114,900          5,690
   Medtronic, Inc.                                                             47,200          2,215
   St. Jude Medical, Inc. *                                                     6,600           $355
   Stryker Corp.                                                                7,700            580
   Zimmer Holdings, Inc. *                                                      8,776            483
-------------------------------------------------------------------------------------------------------
                                                                                              12,497
-------------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.1%
   Aetna, Inc.                                                                  5,923            361
   Anthem, Inc. *                                                               5,400            385
   HCA, Inc.                                                                   19,847            732
   Health Management Associates, Inc., Class A                                  9,200            201
   Humana, Inc. *                                                               6,300            114
   Manor Care, Inc.                                                             3,450            103
   Quest Diagnostics, Inc. *                                                    4,100            249
   Tenet Healthcare Corp. *                                                    18,100            262
   UnitedHealth Group, Inc.                                                    22,900          1,152
   WellPoint Health Networks, Inc. *                                            5,600            432
-------------------------------------------------------------------------------------------------------
                                                                                               3,991
-------------------------------------------------------------------------------------------------------
HOME BUILDERS - 0.1%
   Centex Corp.                                                                 2,400            187
   KB HOME                                                                      1,886            113
   Pulte Homes, Inc.                                                            2,400            163
-------------------------------------------------------------------------------------------------------
                                                                                                 463
-------------------------------------------------------------------------------------------------------
HOME FURNISHINGS - 0.1%
   Leggett & Platt, Inc.                                                        7,500            162
   Maytag Corp.                                                                 3,000             75
   Whirlpool Corp.                                                              2,700            183
-------------------------------------------------------------------------------------------------------
                                                                                                 420
-------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.3%
   American Greetings Corp., Class A *                                          2,600             51
   Avery Dennison Corp.                                                         4,300            217
   Clorox Co.                                                                   8,400            385
   Fortune Brands, Inc.                                                         5,600            318
   Tupperware Corp.                                                             2,300             31
-------------------------------------------------------------------------------------------------------
                                                                                               1,002
-------------------------------------------------------------------------------------------------------
HOUSEWARES - 0.1%
   Newell Rubbermaid, Inc.                                                     10,608            230
-------------------------------------------------------------------------------------------------------
INSURANCE - 4.7%
   ACE Ltd.                                                                    10,200            337
   AFLAC, Inc.                                                                 19,900            643
   Allstate (The) Corp.                                                        27,214            994

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  80  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
INSURANCE - 4.7% - (CONTINUED)
   AMBAC Financial Group, Inc.                                                  4,100           $262
   American International Group, Inc.                                         100,989          5,827
   AON Corp.                                                                   12,075            252
   Chubb Corp.                                                                  7,100            461
   CIGNA Corp.                                                                  5,400            241
   Cincinnati Financial Corp.                                                   6,200            248
   Hartford Financial Services Group, Inc.                                     10,800            568
   Jefferson-Pilot Corp.                                                        5,512            245
   John Hancock Financial Services, Inc.                                       11,200            379
   Lincoln National Corp.                                                       6,900            244
   Loews Corp.                                                                  7,200            291
   Marsh & McLennan Cos., Inc.                                                 20,700            985
   MBIA, Inc.                                                                   5,550            305
   Metlife, Inc.                                                               29,400            825
   MGIC Investment Corp.                                                        3,800            198
   Principal Financial Group                                                   12,700            394
   Progressive (The) Corp.                                                      8,400            580
   Prudential Financial, Inc.                                                  21,300            796
   SAFECO Corp.                                                                 5,400            190
   St. Paul Cos. (The), Inc.                                                    8,780            325
   Torchmark Corp.                                                              4,500            183
   Travelers Property Casualty Corp., Class B                                  38,986            619
   UnumProvident Corp.                                                         11,161            165
   XL Capital Ltd., Class A                                                     5,300            410
-------------------------------------------------------------------------------------------------------
                                                                                              16,967
-------------------------------------------------------------------------------------------------------
INTERNET - 0.7%
   eBay, Inc. *                                                                24,600          1,317
   Monster Worldwide, Inc. *                                                    4,300            108
   Symantec Corp. *                                                             5,700            359
   Yahoo!, Inc. *                                                              23,400            828
-------------------------------------------------------------------------------------------------------
                                                                                               2,612
-------------------------------------------------------------------------------------------------------
IRON/STEEL - 0.1%
   Allegheny Technologies, Inc.                                                 3,132             20
   Nucor Corp.                                                                  3,000            138
   United States Steel Corp.                                                    4,000             74
-------------------------------------------------------------------------------------------------------
                                                                                                 232
-------------------------------------------------------------------------------------------------------
LEISURE TIME - 0.4%
   Brunswick Corp.                                                              3,500             90
   Carnival Corp.                                                              24,296            799
   Harley-Davidson, Inc.                                                       11,700           $564
   Sabre Holdings Corp.                                                         5,581            120
-------------------------------------------------------------------------------------------------------
                                                                                               1,573
-------------------------------------------------------------------------------------------------------
LODGING - 0.3%
   Harrah's Entertainment, Inc.                                                 4,250            179
   Hilton Hotels Corp.                                                         14,600            237
   Marriott International, Inc., Class A                                        9,000            387
   Starwood Hotels & Resorts Worldwide, Inc.                                    7,800            272
-------------------------------------------------------------------------------------------------------
                                                                                               1,075
-------------------------------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
   Caterpillar, Inc.                                                           13,300            916
-------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.2%
   Cummins, Inc.                                                                1,600             71
   Deere & Co.                                                                  9,300            496
   Rockwell Automation, Inc.                                                    7,200            189
-------------------------------------------------------------------------------------------------------
                                                                                                 756
-------------------------------------------------------------------------------------------------------
MEDIA - 3.7%
   AOL Time Warner, Inc. *                                                    174,100          2,631
   Clear Channel Communications, Inc.                                          23,800            912
   Comcast Corp., Class A *                                                    87,054          2,688
   Disney (Walt) Co.                                                           79,100          1,595
   Dow Jones & Co., Inc.                                                        3,200            151
   Gannett Co., Inc.                                                           10,400            807
   Knight-Ridder, Inc.                                                          3,200            213
   McGraw-Hill Cos. (The), Inc.                                                 7,400            460
   Meredith Corp.                                                               1,900             88
   New York Times Co., Class A                                                  5,800            252
   Tribune Co.                                                                 12,000            551
   Univision Communications, Inc., Class A *                                   12,500            399
   Viacom, Inc., Class B                                                       67,948          2,602
-------------------------------------------------------------------------------------------------------
                                                                                              13,349
-------------------------------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.0%
   Worthington Industries, Inc.                                                 3,325             42
-------------------------------------------------------------------------------------------------------
MINING - 0.5%
   Alcoa, Inc.                                                                 32,712            856
   Freeport-McMoRan Copper & Gold, Inc., Class B                                6,500            215
   Newmont Mining Corp.                                                        15,577            609
   Phelps Dodge Corp. *                                                         3,430            160
-------------------------------------------------------------------------------------------------------
                                                                                               1,840
-------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  81  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS
  STOCK INDEX FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
MISCELLANEOUS MANUFACTURING - 5.3%
   3M Co.                                                                      30,200         $2,086
   Cooper Industries Ltd., Class A                                              3,600            173
   Crane Co.                                                                    2,318             54
   Danaher Corp.                                                                5,900            436
   Dover Corp.                                                                  7,800            276
   Eastman Kodak Co.                                                           11,100            232
   Eaton Corp.                                                                  2,900            257
   General Electric Co.                                                       387,000         11,537
   Honeywell International, Inc.                                               33,212            875
   Illinois Tool Works, Inc.                                                   11,900            789
   Ingersoll-Rand Co., Class A                                                  6,550            350
   ITT Industries, Inc.                                                         3,600            215
   Pall Corp.                                                                   4,766            107
   Textron, Inc.                                                                5,200            205
   Tyco International Ltd.                                                     77,290          1,579
-------------------------------------------------------------------------------------------------------
                                                                                              19,171
-------------------------------------------------------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT - 0.2%
   Pitney Bowes, Inc.                                                           9,100            349
   Xerox Corp. *                                                               28,696            294
-------------------------------------------------------------------------------------------------------
                                                                                                 643
-------------------------------------------------------------------------------------------------------
OIL & GAS - 4.9%
   Amerada Hess Corp.                                                           3,500            175
   Anadarko Petroleum Corp.                                                     9,706            405
   Apache Corp.                                                                 6,253            434
   Burlington Resources, Inc.                                                   7,782            375
   ChevronTexaco Corp.                                                         41,403          2,958
   ConocoPhillips                                                              26,251          1,437
   Devon Energy Corp.                                                           8,900            429
   EOG Resources, Inc.                                                          4,400            184
   Exxon Mobil Corp.                                                          256,714          9,396
   Kerr-McGee Corp.                                                             3,949            176
   Marathon Oil Corp.                                                          12,000            342
   Nabors Industries Ltd. *                                                     5,600            209
   Noble Corp. *                                                                5,200            177
   Occidental Petroleum Corp.                                                  14,700            518
   Rowan Cos., Inc. *                                                           3,600             88
   Sunoco, Inc.                                                                 3,000            121
   Transocean, Inc. *                                                          12,410            248
   Unocal Corp.                                                                10,000            315
-------------------------------------------------------------------------------------------------------
                                                                                              17,987
-------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.6%
   Baker Hughes, Inc.                                                          13,040           $386
   BJ Services Co. *                                                            6,100            208
   Halliburton Co.                                                             16,900            410
   Schlumberger Ltd.                                                           22,500          1,089
-------------------------------------------------------------------------------------------------------
                                                                                               2,093
-------------------------------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
   Ball Corp.                                                                   2,200            119
   Bemis Co.                                                                    2,100             93
   Pactiv Corp. *                                                               6,200            126
   Sealed Air Corp. *                                                           3,253            153
-------------------------------------------------------------------------------------------------------
                                                                                                 491
-------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.5%
   Abbott Laboratories                                                         60,400          2,570
   Allergan, Inc.                                                               5,000            394
   AmerisourceBergen Corp.                                                      4,309            233
   Bristol-Myers Squibb Co.                                                    75,060          1,926
   Cardinal Health, Inc.                                                       17,300          1,010
   Express Scripts, Inc. *                                                      3,000            183
   Forest Laboratories, Inc. *                                                 14,100            725
   King Pharmaceuticals, Inc. *                                                 9,300            141
   Lilly (Eli) & Co.                                                           43,496          2,584
   Medco Health Solutions, Inc. *                                              10,468            271
   Medimmune, Inc. *                                                            9,800            324
   Merck & Co., Inc.                                                           86,800          4,394
   Pfizer, Inc.                                                               301,192          9,150
   Schering-Plough Corp.                                                       56,900            867
   Watson Pharmaceuticals, Inc. *                                               4,100            171
   Wyeth                                                                       51,400          2,370
-------------------------------------------------------------------------------------------------------
                                                                                              27,313
-------------------------------------------------------------------------------------------------------
PIPELINES - 0.2%
   Dynegy, Inc., Class A *                                                     14,400             52
   El Paso Corp.                                                               23,147            169
   Kinder Morgan, Inc.                                                          4,700            254
   Williams Cos. (The), Inc.                                                   20,000            188
-------------------------------------------------------------------------------------------------------
                                                                                                 663
-------------------------------------------------------------------------------------------------------
REITS - 0.4%
   Apartment Investment & Management Co., Class A                               3,600            142
   Equity Office Properties Trust                                              15,600            429

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  82  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
REITS - 0.4% - (CONTINUED)
   Equity Residential                                                          10,600           $310
   ProLogis                                                                     6,935            210
   Simon Property Group, Inc.                                                   7,300            318
-------------------------------------------------------------------------------------------------------
                                                                                               1,409
-------------------------------------------------------------------------------------------------------
RETAIL - 7.2%
   Autonation, Inc. *                                                          10,900            191
   Autozone, Inc. *                                                             3,500            313
   Bed Bath & Beyond, Inc. *                                                   11,400            435
   Best Buy Co., Inc. *                                                        12,450            592
   Big Lots, Inc. *                                                             4,500             71
   Circuit City Stores, Inc.                                                    8,000             76
   Costco Wholesale Corp. *                                                    17,616            548
   CVS Corp.                                                                   15,300            475
   Darden Restaurants, Inc.                                                     6,550            124
   Dillard's, Inc., Class A                                                     3,300             46
   Dollar General Corp.                                                        12,905            258
   Family Dollar Stores, Inc.                                                   6,700            267
   Federated Department Stores, Inc.                                            7,300            306
   Gap (The), Inc.                                                             34,487            590
   Home Depot (The), Inc.                                                      88,955          2,833
   Kohl's Corp. *                                                              13,100            701
   Limited Brands                                                              20,200            305
   Lowe's Cos., Inc.                                                           30,200          1,567
   May Department Stores (The) Co.                                             11,148            275
   McDonald's Corp.                                                            49,300          1,161
   Nordstrom, Inc.                                                              5,300            131
   Office Depot, Inc. *                                                        12,000            169
   Penney (J.C.) Co., Inc. (Holding Co.)                                       10,400            222
   RadioShack Corp.                                                             6,500            185
   Sears, Roebuck & Co.                                                        11,000            481
   Staples, Inc. *                                                             18,850            448
   Starbucks Corp. *                                                           15,100            435
   Target Corp.                                                                35,300          1,328
   Tiffany & Co.                                                                5,600            209
   TJX Cos., Inc.                                                              19,800            385
   Toys "R" Us, Inc. *                                                          8,275            100
   Wal-Mart Stores, Inc.                                                      169,500          9,467
   Walgreen Co.                                                                39,700          1,216
   Wendy's International, Inc.                                                  4,400            142
   Yum! Brands, Inc. *                                                         11,300            335
-------------------------------------------------------------------------------------------------------
                                                                                              26,387
-------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
   Golden West Financial Corp.                                                  5,900           $528
   Washington Mutual, Inc.                                                     36,070          1,420
-------------------------------------------------------------------------------------------------------
                                                                                               1,948
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.9%
   Advanced Micro Devices, Inc. *                                              13,400            149
   Altera Corp. *                                                              14,800            280
   Analog Devices, Inc. *                                                      14,100            536
   Applied Materials, Inc. *                                                   64,200          1,165
   Applied Micro Circuits Corp. *                                              11,800             57
   Broadcom Corp., Class A *                                                   10,800            287
   Intel Corp.                                                                253,000          6,960
   Kla-Tencor Corp. *                                                           7,400            380
   Linear Technology Corp.                                                     12,100            433
   LSI Logic Corp. *                                                           14,500            130
   Maxim Integrated Products, Inc.                                             12,600            498
   Micron Technology, Inc. *                                                   23,600            317
   National Semiconductor Corp. *                                               7,100            229
   Novellus Systems, Inc. *                                                     5,800            196
   NVIDIA Corp. *                                                               6,200             99
   PMC - Sierra, Inc. *                                                         6,500             86
   QLogic Corp. *                                                               3,600            169
   Teradyne, Inc. *                                                             7,200            134
   Texas Instruments, Inc.                                                     67,000          1,528
   Xilinx, Inc. *                                                              13,100            373
-------------------------------------------------------------------------------------------------------
                                                                                              14,006
-------------------------------------------------------------------------------------------------------
SOFTWARE - 5.4%
   Adobe Systems, Inc.                                                          9,000            353
   Autodesk, Inc.                                                               4,300             73
   Automatic Data Processing, Inc.                                             23,200            832
   BMC Software, Inc. *                                                         9,000            125
   Citrix Systems, Inc. *                                                       6,400            141
   Computer Associates International, Inc.                                     22,376            584
   Compuware Corp. *                                                           14,600             78
   Electronic Arts, Inc. *                                                      5,600            517
   First Data Corp.                                                            29,000          1,159
   Fiserv, Inc. *                                                               7,500            272
   IMS Health, Inc.                                                             9,404            198
   Intuit, Inc. *                                                               7,900            381

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  83  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  STOCK INDEX FUND (CONTINUED)

                                                                               NUMBER         VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
SOFTWARE - 5.4% - (CONTINUED)
   Mercury Interactive Corp. *                                                  3,300           $150
   Microsoft Corp.                                                            418,400         11,627
   Novell, Inc. *                                                              14,300             76
   Oracle Corp. *                                                             203,000          2,278
   Parametric Technology Corp. *                                               10,200             32
   Peoplesoft, Inc. *                                                          14,300            260
   Siebel Systems, Inc. *                                                      19,000            185
   Veritas Software Corp. *                                                    16,100            506
-------------------------------------------------------------------------------------------------------
                                                                                              19,827
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 5.9%
   ADC Telecommunications, Inc. *                                              31,000             72
   Alltel Corp.                                                                12,100            561
   Andrew Corp. *                                                               5,962             73
   AT&T Corp.                                                                  30,471            657
   AT&T Wireless Services, Inc. *                                             105,000            859
   Avaya, Inc. *                                                               16,100            176
   BellSouth Corp.                                                             71,500          1,693
   CenturyTel, Inc.                                                             5,550            188
   CIENA Corp. *                                                               18,200            108
   Cisco Systems, Inc. *                                                      271,800          5,311
   Citizens Communications Co. *                                               11,000            123
   Comverse Technology, Inc. *                                                  7,300            109
   Corning, Inc. *                                                             49,000            462
   JDS Uniphase Corp. *                                                        55,400            199
   Lucent Technologies, Inc. *                                                160,200            346
   Motorola, Inc.                                                              89,665          1,073
   Nextel Communications, Inc., Class A *                                      39,800            784
   QUALCOMM, Inc.                                                              30,600          1,274
   Qwest Communications International, Inc. *                                  65,655            223
   SBC Communications, Inc.                                                   128,592          2,861
   Scientific-Atlanta, Inc.                                                     5,800            181
   Sprint Corp. (FON Group)                                                    34,800            525
   Sprint Corp. (PCS Group) *                                                  39,600            227
   Tellabs, Inc. *                                                             16,000            109
   Verizon Communications, Inc.                                               106,470          3,454
-------------------------------------------------------------------------------------------------------
                                                                                              21,648
-------------------------------------------------------------------------------------------------------
TEXTILES - 0.1%
   Cintas Corp.                                                                 6,600            243
-------------------------------------------------------------------------------------------------------
TOYS, GAMES & HOBBIES - 0.1%
   Hasbro, Inc.                                                                 6,712            126
   Mattel, Inc.                                                                17,041            323
-------------------------------------------------------------------------------------------------------
                                                                                                 449
-------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.4%
   Burlington Northern Santa Fe Corp.                                          14,428           $417
   CSX Corp.                                                                    8,324            243
   FedEx Corp.                                                                 11,540            744
   Norfolk Southern Corp.                                                      15,100            279
   Ryder System, Inc.                                                           2,400             70
   Union Pacific Corp.                                                          9,800            570
   United Parcel Service, Inc., Class B                                        43,600          2,782
-------------------------------------------------------------------------------------------------------
                                                                                               5,105
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $323,713)                                                                              355,754

                                                                             PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENTS - 2.2%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                            $7,471          7,471
   U.S. Treasury Bill, (1)
     0.88%, 10/16/03                                                              730            730
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $8,201)                                                                                  8,201

TOTAL INVESTMENTS - 99.9%
(COST $331,914)                                                                              363,955
   Other Assets less Liabilities - 0.1%                                                          259
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $364,214

(1) SECURITIES PLEDGED AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR OPEN FUTURES CONTRACTS.

*    NON-INCOME PRODUCING SECURITY

At September 30, 2003, the Stock Index Fund had open futures contracts as follows:

                                        NOTIONAL                                 UNREALIZED
                        NUMBER OF        AMOUNT     CONTRACT      CONTRACT          LOSS
TYPE                    CONTRACTS        (000S)     POSITION        EXP.           (000S)
S&P 500                     33           $8,201       Long          12/03           $(167)
===========================================================================================

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  84  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  TECHNOLOGY FUND

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7%
COMMERCIAL SERVICES - 7.1%
   Accenture Ltd., Class A *                                                  451,139        $10,078
   Automatic Data Processing, Inc.                                             80,000          2,868
   Electronic Data Systems Corp.                                              270,000          5,454
   First Data Corp.                                                           160,000          6,394
   Paychex, Inc.                                                              115,000          3,902
-------------------------------------------------------------------------------------------------------
                                                                                              28,696
-------------------------------------------------------------------------------------------------------
COMPUTERS - 14.5%
   Apple Computer, Inc. *                                                     665,000         13,719
   Dell, Inc. *                                                               240,000          8,014
   EMC Corp. of Massachusetts *                                             1,000,000         12,630
   Hewlett-Packard Co.                                                        500,000          9,680
   International Business Machines Corp.                                       65,000          5,741
   Network Appliance, Inc. *                                                  180,000          3,695
   Seagate Technology                                                         150,000          4,080
   SRA International, Inc., Class A *                                          25,000            936
-------------------------------------------------------------------------------------------------------
                                                                                              58,495
-------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.4%
   Agilent Technologies, Inc. *                                               170,000          3,759
   Benchmark Electronics, Inc. *                                               80,000          3,381
   Flextronics International Ltd. *                                           750,000         10,635
-------------------------------------------------------------------------------------------------------
                                                                                              17,775
-------------------------------------------------------------------------------------------------------
INTERNET - 11.4%
   Amazon.com, Inc. *                                                         275,000         13,299
   eBay, Inc. *                                                               236,000         12,629
   Ipass, Inc. *                                                              100,000          2,350
   VeriSign, Inc. *                                                            60,000            808
   Yahoo!, Inc. *                                                             477,700         16,901
-------------------------------------------------------------------------------------------------------
                                                                                              45,987
-------------------------------------------------------------------------------------------------------
MEDIA - 1.2%
   AOL Time Warner, Inc. *                                                    312,000          4,715
   Comcast Corp., Class A *                                                     3,400            105
   Viacom, Inc., Class B                                                        3,500            134
-------------------------------------------------------------------------------------------------------
                                                                                               4,954
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 24.8%
   AMIS Holdings, Inc. *                                                      150,000          2,769
   Analog Devices, Inc. *                                                       4,400            167
   Applied Materials, Inc. *                                                  410,000          7,437
   Broadcom Corp., Class A *                                                  467,500         12,445
   Cypress Semiconductor Corp. *                                              125,000          2,210
   Intel Corp.                                                                400,000         11,004
   Intersil Corp., Class A                                                    136,000         $3,237
   Kla-Tencor Corp. *                                                          35,000          1,799
   Lam Research Corp. *                                                       100,000          2,215
   Linear Technology Corp.                                                     12,400            444
   Marvell Technology Group Ltd. *                                              5,000            189
   Maxim Integrated Products, Inc.                                             75,000          2,962
   Micron Technology, Inc. *                                                  930,000         12,480
   Omnivision Technologies, Inc. *                                             40,000          1,690
   QLogic Corp. *                                                              25,000          1,175
   QUALCOMM, Inc.                                                             199,500          8,307
   RF Micro Devices, Inc. *                                                   101,600            944
   Sigmatel, Inc. *                                                            23,552            485
   STMicroelectronics N.V., New York Shares                                   293,000          7,047
   Taiwan Semiconductor Manufacturing Co. Ltd.
     ADR *                                                                    190,000          2,058
   Texas Instruments, Inc.                                                    462,000         10,534
   Xilinx, Inc. *                                                             290,000          8,268
-------------------------------------------------------------------------------------------------------
                                                                                              99,866
-------------------------------------------------------------------------------------------------------
SOFTWARE - 21.1%
   Activision, Inc. *                                                          50,000            598
   Cognos, Inc. *                                                              90,000          2,792
   Computer Associates International, Inc.                                    500,000         13,055
   Electronic Arts, Inc. *                                                    175,000         16,140
   Intuit, Inc. *                                                             172,000          8,297
   Manhattan Associates, Inc. *                                                35,000            906
   Mercury Interactive Corp. *                                                 50,000          2,270
   Microsoft Corp.                                                            310,000          8,615
   Oracle Corp. *                                                             750,000          8,415
   Peoplesoft, Inc. *                                                         310,000          5,639
   SAP A.G. - Sponsored ADR                                                   130,000          3,953
   Veritas Software Corp. *                                                   452,000         14,193
-------------------------------------------------------------------------------------------------------
                                                                                              84,873
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 13.2%
   Adtran, Inc.                                                                55,000          3,365
   Advanced Fibre Communications, Inc. *                                      107,500          2,254
   CenturyTel, Inc.                                                             4,000            136
   Cisco Systems, Inc. *                                                      715,000         13,971
   Commonwealth Telephone Enterprises, Inc. *                                   3,500            141
   Extreme Networks *                                                         288,000          1,817
   Foundry Networks, Inc. *                                                    12,000            258
   Juniper Networks, Inc. *                                                   683,000         10,190
   Motorola, Inc.                                                             600,000          7,182

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                              NORTHERN FUNDS SEMIANNUAL REPORT  85  EQUITY FUNDS

EQUITY FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  TECHNOLOGY FUND (CONTINUED)

                                                                               NUMBER          VALUE
                                                                             OF SHARES        (000S)
COMMON STOCKS - 97.7% - CONTINUED
TELECOMMUNICATIONS - 13.2% - (CONTINUED)
   Netgear, Inc. *                                                             60,000           $998
   Nokia OYJ ADR                                                              480,000          7,488
   Tellabs, Inc. *                                                            730,000          4,957
   Vodafone Group PLC ADR                                                       8,200            166
-------------------------------------------------------------------------------------------------------
                                                                                              52,923
-------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(COST $358,552)                                                                              393,569

                                                                             PRINCIPAL
                                                                               AMOUNT         VALUE
                                                                               (000S)         (000S)
SHORT-TERM INVESTMENT - 2.0%
   Fifth Third Bank, Grand Cayman,
     Eurodollar Time Deposit,
     1.09%, 10/1/03                                                            $8,105          8,105
-------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $8,105)                                                                                  8,105

-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
(COST $366,657)                                                                              401,674
   Other Assets less Liabilities - 0.3%                                                        1,023
-------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                         $402,697

*    NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

EQUITY FUNDS  86  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS                  SEPTEMBER 30,2003 (UNAUDITED)

1  ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Growth Equity, Growth Opportunities, Income Equity, International Growth Equity, Large Cap Value, Mid Cap Growth, Select Equity, Small Cap Growth, Small Cap Index, Small Cap Value, Stock Index and Technology Funds (collectively, the "Funds") are separate, diversified investment portfolios of the Trust. Each of the Funds maintains its own investment objective.

Northern Trust Investments, N.A. ("NTI") (formerly Northern Trust Investments, Inc.) and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the International Growth Equity Fund. NTI serves as the investment adviser of each of the other Funds. Northern Trust also serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC Inc. ("PFPC") serve as co-administrators to the Funds.

2  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value as of September 30, 2003. Securities traded on U.S. securities exchanges or in the Nasdaq National Market System are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such evaluated prices are believed to reflect the fair market value of such securities. Such prices may be determined by factors which include, but are not limited to, market quotations, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at their net asset value. Spot and forward currency exchange contracts are generally valued using an independent pricing source. Exchange traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) FUTURES CONTRACTS - Each Fund may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

As of September 30, 2003, the International Growth Equity, Small Cap Index, Small Cap Value and Stock Index Funds had entered into exchange-traded long futures contracts. The aggregate market value of liquid assets or securities pledged to cover margin requirements for open positions was approximately $1,675,000, $440,000, $855,000, and $730,000, respectively.

C) OPTIONS CONTRACTS - Each Fund may buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on options contracts are included with net realized and unrealized gains (losses) on investments.

The risks associated with purchasing an option include risk of loss of premium, change in market value and counter party non-performance under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

                              NORTHERN FUNDS SEMIANNUAL REPORT  87  EQUITY FUNDS

EQUITY FUNDS

The cost of securities acquired through the exercise of call options are increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

At September 30, 2003, the Funds did not have any outstanding option contracts.

D) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid as follows:

                                              DECLARATION AND
                                             PAYMENT FREQUENCY
--------------------------------------------------------------
Growth Equity                                    QUARTERLY
Growth Opportunities                             ANNUALLY
Income Equity                                    MONTHLY
International Growth Equity                      ANNUALLY
Large Cap Value                                  ANNUALLY
Mid Cap Growth                                   QUARTERLY
Select Equity                                    ANNUALLY
Small Cap Growth                                 ANNUALLY
Small Cap Index                                  ANNUALLY
Small Cap Value                                  ANNUALLY
Stock Index                                      QUARTERLY
Technology                                       ANNUALLY

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains (and losses). These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carry forwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable income and capital gains to their shareholders.

EQUITY FUNDS  88  NORTHERN FUNDS SEMIANNUAL REPORT

                                                   SEPTEMBER 30,2003 (UNAUDITED)

FOREIGN TAX CREDIT

The Funds below intend to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the funds as having been paid directly by them. The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries are as follows:

FUND                                               TAXES                INCOME
------------------------------------------------------------------------------
International Growth Equity                       $0.0177              $0.1619

For the period subsequent to October 31, 2002 through the fiscal year end, the following Funds incurred net capital losses and/or net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year (IN THOUSANDS): Growth Equity $45,422, Growth Opportunities $706, Income Equity $2,982, International Growth Equity $9,697, Large Cap Value $6,774, Mid Cap Growth $2,591, Select Equity $27,652, Small Cap Growth $5,003, Small Cap Index $17,675, Small Cap Value $5,235, Stock Index $6,557, Technology $35,705.

At March 31, 2003, the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows (IN THOUSANDS):

                                      MARCH 31,        MARCH 31,       MARCH 31,
AMOUNT IN THOUSANDS                     2009             2010            2011
--------------------------------------------------------------------------------
Growth Equity                          $      -         $  8,207        $ 53,359
Growth Opportunities                        728           27,517           2,414
Income Equity                                 -                -           7,731
International Growth Equity                   -          168,028          48,812
Large Cap Value                               -            2,512          29,845
Mid Cap Growth                           29,234          159,515          43,006
Select Equity                                 -          111,294          69,054
Small Cap Growth                         75,935          129,320          28,257
Small Cap Index                               -                -          21,198
Small Cap Value                               -           16,379               -
Stock Index                                   -            4,526          10,233
Technology                              223,930          606,810         217,638

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2003, the tax components of Undistributed Net Investment Income and Realized Gains are as follows:

                                                       UNDISTRIBUTED
                                                -----------------------------
                                                ORDINARY          LONG-TERM
AMOUNTS IN THOUSANDS                             INCOME*        CAPITAL GAINS
-----------------------------------------------------------------------------
Growth Equity Fund                              $    36             $ -
Income Equity Fund                                  190               -
International Growth Equity Fund                  1,077               -
Large Cap Value Fund                              1,880               -
Small Cap Index Fund                                280               -
Small Cap Value Fund                              2,907               -
Stock Index Fund                                     43               -

   * ORDINARY INCOME INCLUDES TAXABLE DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

The taxable character of distributions paid during the fiscal year ended March 31, 2003, are as follows:

                                                     DISTRIBUTIONS FROM
                                                -----------------------------
                                                ORDINARY          LONG-TERM
AMOUNTS IN THOUSANDS                             INCOME*        CAPITAL GAINS
-----------------------------------------------------------------------------
Growth Equity Fund                             $ 1,958               $  -
Income Equity Fund                               6,869                  -
International Growth Equity Fund                 2,201                  -
Large Cap Value Fund                             4,700                  -
Small Cap Index Fund                             1,676                430
Small Cap Value Fund                             1,200                  -
Stock Index Fund                                 4,488                  -

   * ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

3  BANK LOANS

The Trust maintains a $150,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above LIBOR (London Interbank Offering Rate).

As of September 30, 2003, the Select Equity Fund had an outstanding loan in the amount of $900,000. This amount is included in "Other Liabilities" on the Statements of Assets and Liabilities.

Interest Expense for the six months ended September 30, 2003 was approximately $1,000 and $2,000 for the Growth Equity and International Growth Equity Funds, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.

                              NORTHERN FUNDS SEMIANNUAL REPORT  89  EQUITY FUNDS

EQUITY FUNDS

4  INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 2003, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The investment advisers also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                                    ADVISORY
                                    ANNUAL         FEES AFTER         EXPENSE
                                 ADVISORY FEES       WAIVERS        LIMITATIONS
-------------------------------------------------------------------------------
Growth Equity                        0.95%             0.85%             1.00%
Growth Opportunities                 1.10%             1.00%             1.25%
Income Equity                        0.95%             0.85%             1.00%
International Growth Equity          1.10%             1.00%             1.25%
Large Cap Value                      0.95%             0.85%             1.10%
Mid Cap Growth                       0.95%             0.85%             1.00%
Select Equity                        0.95%             0.85%             1.00%
Small Cap Growth                     1.10%             1.00%             1.25%
Small Cap Index                      0.60%             0.50%             0.65%
Small Cap Value                      0.95%             0.85%             1.00%
Stock Index                          0.50%             0.40%             0.55%
Technology                           1.10%             1.00%             1.25%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. Custodian credits are reflected in the Funds' Statements of Operations.

Certain officers and trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated trustees serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2003, the amount payable was approximately $1,000 for the Growth Equity, International Growth Equity, Select Equity, Stock Index and Technology Funds. The amount payable for all other Funds was immaterial.

5  INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2003 were as follows:

AMOUNTS IN THOUSANDS                                   PURCHASES         SALES
--------------------------------------------------------------------------------
Growth Equity                                           $389,528        $381,485
Growth Opportunities                                      16,069          21,378
Income Equity                                            121,230          68,294
International Growth Equity                              119,339          65,466
Large Cap Value                                          169,431          44,742
Mid Cap Growth                                           436,334         404,988
Select Equity                                            482,003         449,573
Small Cap Growth                                         161,593         163,131
Small Cap Index                                           87,166          50,429
Small Cap Value                                           87,074          85,651
Stock Index                                                4,935           1,145
Technology                                               119,319          99,461

EQUITY FUNDS  90  NORTHERN FUNDS SEMIANNUAL REPORT

                                                   SEPTEMBER 30,2003 (UNAUDITED)

At September 30, 2003, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                     UNREALIZED       UNREALIZED       NET APPRECIATION     COST BASIS
AMOUNTS IN THOUSANDS                                APPRECIATION     DEPRECIATION       (DEPRECIATION)     OF SECURITIES
------------------------------------------------------------------------------------------------------------------------
Growth Equity                                          $75,245         $(24,997)            $50,248           $591,195
Growth Opportunities                                     3,173             (203)              2,970             11,809
Income Equity                                           20,342           (6,114)             14,228            268,676
International Growth Equity                             48,969           (2,601)             46,368            249,784
Large Cap Value                                         55,124          (14,439)             40,685            616,002
Mid Cap Growth                                          32,327           (5,554)             26,773            273,535
Select Equity                                           52,220           (6,292)             45,928            407,392
Small Cap Growth                                        36,754           (3,634)             33,120            120,579
Small Cap Index                                         39,776          (20,961)             18,815            251,203
Small Cap Value                                         54,497           (9,778)             44,719            274,290
Stock Index                                             80,631          (48,590)             32,041            331,914
Technology                                              74,272          (39,255)             35,017            366,657

6  FUND ACQUISITIONS

On June 21, 2003, the Technology Fund acquired the net assets of the Global Communications Fund pursuant to a plan of reorganization approved by the Global Communications Fund's shareholders on June 19, 2003. The acquisition was accomplished by a tax-free exchange of 505,769 shares of Technology Fund valued at $4,673,000 for 2,055,012 shares of Global Communications Fund outstanding at June 20, 2003. A net admission into Technology Fund of $4,673,000 is noted on the Statements of Changes in Net Assets and included $171,000 of unrealized appreciation. The net assets of Technology Fund and Global Communications Fund immediately before the acquisition were $357,322,000 and $4,673,000, respectively. The aggregate net assets of the Technology Fund immediately after the acquisition were $361,995,000.

On June 21, 2003, the International Growth Equity Fund acquired the net assets of the International Select Equity Fund pursuant to a plan of reorganization adopted on June 19, 2003. The acquisition was accomplished by a tax-free exchange of 6,242,015 shares of International Growth Equity Fund valued at $45,630,000 for 6,862,245 shares of International Select Equity Fund outstanding at June 20, 2003. A net admission into International Growth Equity Fund of $45,630,000 is noted on the Statements of Changes in Net Assets and included $6,884,000 of unrealized appreciation. The aggregate net assets of International Growth Equity Fund and the International Select Equity Fund immediately before the acquisition were $204,748,000 and $45,630,000, respectively. The aggregate net assets of the International Growth Equity Fund immediately after the acquisition were $250,378,000.

                              NORTHERN FUNDS SEMIANNUAL REPORT  91  EQUITY FUNDS

EQUITY FUNDS

  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)   SEPTEMBER 30, 2003 (UNAUDITED)

7  CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2003 were as follows:

                                                                ISSUED IN                                              NET
                                                              CONNECTION WITH      REINVESTMENT                      INCREASE
AMOUNTS IN THOUSANDS                            SOLD         FUND ACQUISITIONS     OF DIVIDENDS      REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------
Growth Equity                                   4,756                  -                 3            (5,276)           (517)
Growth Opportunities                              207                  -                 -            (1,143)           (936)
Income Equity                                   7,923                  -               101            (3,402)          4,622
International Growth Equity                    11,962              6,242                 -            (7,699)         10,505
Large Cap Value                                18,566                  -                 -            (5,232)         13,334
Mid Cap Growth                                  5,953                  -                 -            (3,023)          2,930
Select Equity                                   4,606                  -                 -            (3,207)          1,399
Small Cap Growth                                3,299                  -                 -            (2,467)            832
Small Cap Index                                 7,716                  -                 -            (2,910)          4,806
Small Cap Value                                 4,781                  -                 -            (3,829)            952
Stock Index                                     4,454                  -                48            (4,101)            401
Technology                                      5,742                506                 -            (3,831)          2,417

Transactions of shares of the Funds for the fiscal year ended March 31, 2003 (audited) were as follows:

                                                                                           NET
                                                          REINVESTMENT                   INCREASE
AMOUNTS IN THOUSANDS                            SOLD      OF DIVIDENDS     REDEEMED     (DECREASE)
--------------------------------------------------------------------------------------------------
Growth Equity                                   6,733          36          (13,491)       (6,722)
Growth Opportunities                              827           -           (2,196)       (1,369)
Income Equity                                   9,231         147           (4,466)        4,912
International Growth Equity                    43,404          42          (45,398)       (1,952)
Large Cap Value                                34,820         110           (9,810)       25,120
Mid Cap Growth                                  7,114           -          (10,639)       (3,525)
Select Equity                                  11,378           -           (6,783)        4,595
Small Cap Growth                                4,921           -          (10,226)       (5,305)
Small Cap Index                                12,608          74          (21,932)       (9,250)
Small Cap Value                                11,515          31          (10,584)          962
Stock Index                                     8,401         106          (14,186)       (5,679)
Technology                                      7,690           -          (16,682)       (8,992)

EQUITY FUNDS  92  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

SHAREHOLDER MEETING RESULTS

A Special Meeting of the Shareholders of Global Communications Fund was held on June 19, 2003, at the office of Northern Trust Investments, N.A., 50 South LaSalle Street, Chicago, Illinois. At the meeting the following matter was voted upon by the shareholders of Global Communications Fund (the resulting votes are presented below):

1.   To approve the Plan of Reorganization attached to the Proxy
     Statement/Prospectus for the Meeting pursuant to which Northern Global Communications Fund will be reorganized with and into Northern Technology Fund.

       AFFIRMATIVE         AGAINST          ABSTAIN
     ------------------------------------------------
     1,087,498.133       43,999.857        20,629.411

                              NORTHERN FUNDS SEMIANNUAL REPORT  93  EQUITY FUNDS

EQUITY FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY FUNDS  94  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                    EQUITY FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              NORTHERN FUNDS SEMIANNUAL REPORT  95  EQUITY FUNDS

EQUITY FUNDS

                       THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY FUNDS  96  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

TABLE OF CONTENTS

   2      STATEMENTS OF ASSETS AND LIABILITIES

   4      STATEMENTS OF OPERATIONS

   6      STATEMENTS OF CHANGES IN NET ASSETS

   8      FINANCIAL HIGHLIGHTS

          SCHEDULES OF INVESTMENTS

          20   ARIZONA TAX-EXEMPT FUND

          23   CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

          26   CALIFORNIA TAX-EXEMPT FUND

          30   FIXED INCOME FUND

          41   FLORIDA INTERMEDIATE TAX-EXEMPT FUND

          44   GLOBAL FIXED INCOME FUND

          46   HIGH YIELD FIXED INCOME FUND

          51   HIGH YIELD MUNICIPAL FUND

          57   INTERMEDIATE TAX-EXEMPT FUND

          66   SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

          67   TAX-EXEMPT FUND

          76   U.S. GOVERNMENT FUND

   77     NOTES TO THE FINANCIAL STATEMENTS

   83     ABBREVIATIONS AND OTHER INFORMATION

                                NOT FDIC INSURED

                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of Northern Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/595-9111.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                         NORTHERN FUNDS SEMIANNUAL REPORT  1  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES

                                                                        CALIFORNIA                                      FLORIDA
                                                           ARIZONA     INTERMEDIATE    CALIFORNIA        FIXED       INTERMEDIATE
AMOUNTS IN THOUSANDS,                                    TAX-EXEMPT     TAX-EXEMPT     TAX-EXEMPT       INCOME        TAX-EXEMPT
EXCEPT PER SHARE DATA                                       FUND           FUND           FUND           FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                             $75,754        $72,610       $104,427       $704,630         $57,414
Investments, at fair value                                 $81,345        $78,171       $112,881       $718,595         $58,431
Cash                                                             1              -             74             19               1
Foreign currencies, at fair value
  (Cost $53, $298, $390)                                         -              -              -             53               -
Interest income receivable                                   1,087            892          1,423          6,433             828
Receivable for securities sold                                   -              -              -          1,430               -
Receivable for fund shares sold                                  -              -              -              -               -
Receivable from investment adviser                               3              3              4             16               3
Unrealized gain on forward foreign currency
  exchange contracts                                             -              -              -              6               -
Prepaid and other assets                                         3              3              3             12               3
Total Assets                                                82,439         79,069        114,385        726,564          59,266
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                                   -          2,290              -              -               -
Unrealized loss on forward foreign currency
  exchange contracts                                             -              -              -              7               -
Payable for securities purchased                                 -              -              -         16,597           2,167
Payable for when-issued securities                               -              -              -         14,908               -
Payable for fund shares redeemed                                 -              -              -              -               -
Distributions to shareholders                                   56             41             72            470              24
Payable to affiliates:
  Investment advisory fees                                      10              9             13             85               7
  Administration fees                                            2              2              3             17               2
  Custody and accounting fees                                    2              2              4              5               1
  Transfer agent fees                                            1              1              2             11               1
Accrued registration fees and other liabilities                 10             15             14             30               9
Total Liabilities                                               81          2,360            108         32,130           2,211
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                 $82,358        $76,709       $114,277       $694,434         $57,055
---------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                              $76,479        $70,713       $104,257       $674,270         $54,439
Undistributed net investment income (loss)                       -              -              -         (2,819)              -
Accumulated undistributed net realized gain
  (loss)                                                       288            435          1,566          9,020           1,599
Net unrealized appreciation                                  5,591          5,561          8,454         13,963           1,017
Net Assets                                                 $82,358        $76,709       $114,277       $694,434         $57,055
--------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                                   7,561          7,192         10,032         67,351           5,208

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                           $10.89         $10.67         $11.39         $10.31          $10.95

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  2  NORTHERN FUNDS SEMIANNUAL REPORT

                                          SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                                                     SHORT-
                                                        GLOBAL       HIGH YIELD     HIGH YIELD     INTERMEDIATE   INTERMEDIATE
AMOUNTS IN THOUSANDS,                                FIXED INCOME   FIXED INCOME     MUNICIPAL      TAX-EXEMPT   U.S. GOVERNMENT
EXCEPT PER SHARE DATA                                    FUND           FUND           FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                          $37,510       $564,374        $68,240        $632,885         $218,864
Investments, at fair value                              $40,417       $584,300        $69,612        $659,687         $220,979
Cash                                                          -              1              1               -                1
Foreign currencies, at fair value
  (Cost $53, $298, $390)                                    313            390              -               -                -
Interest income receivable                                  549         13,892          1,284           8,256            2,559
Receivable for securities sold                                -          6,162            989           7,102                -
Receivable for fund shares sold                               2             20              -               -                -
Receivable from investment adviser                            2             13              3              15                6
Unrealized gain on forward foreign currency
  exchange contracts                                        404             50              -               -                -
Prepaid and other assets                                      6             24              4               7                6
Total Assets                                             41,693        604,852         71,893         675,067          223,551
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                                -              -              -             213                -
Unrealized loss on forward foreign currency
  exchange contracts                                        305             42              -               -                -
Payable for securities purchased                            816         10,992          1,233          22,309                -
Payable for when-issued securities                            -              -              -               -            5,058
Payable for fund shares redeemed                              1             10              -               -                -
Distributions to shareholders                                 -            777             55             338               60
Payable to affiliates:
  Investment advisory fees                                    6             72              8              75               27
  Administration fees                                         1             14              2              16                5
  Custody and accounting fees                                 -              -             10               9                -
  Transfer agent fees                                         1             10              1              11                5
Accrued registration fees and other liabilities              14              7              9              28               14
Total Liabilities                                         1,144         11,924          1,318          22,999            5,169
---------------------------------------------------------------------------------------------------------------------------------
Net Assets                                              $40,549       $592,928        $70,575        $652,068         $218,382
---------------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                           $36,532       $614,508        $70,482        $612,990         $214,279
Undistributed net investment income (loss)                  822           (909)             -              77             (379)
Accumulated undistributed net realized gain
  (loss)                                                    151        (40,578)        (1,279)         12,199            2,367
Net unrealized appreciation                               3,044         19,907          1,372          26,802            2,115
Net Assets                                              $40,549       $592,928        $70,575        $652,068         $218,382
---------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                                3,612         73,167          7,450          60,918           20,709

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                        $11.23          $8.10          $9.47          $10.70           $10.55
---------------------------------------------------------------------------------------------------------------------------------

                                                                             U.S.
AMOUNTS IN THOUSANDS,                                     TAX-EXEMPT     GOVERNMENT
EXCEPT PER SHARE DATA                                        FUND           FUND
------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                             $512,421       $306,403
Investments, at fair value                                 $552,134       $316,157
Cash                                                              -              -
Foreign currencies, at fair value
  (Cost $53, $298, $390)                                          -              -
Interest income receivable                                    7,606          2,876
Receivable for securities sold                                4,521              -
Receivable for fund shares sold                                   -              -
Receivable from investment adviser                               13              8
Unrealized gain on forward foreign currency
  exchange contracts                                              -              -
Prepaid and other assets                                          5              3
Total Assets                                                564,279        319,044
------------------------------------------------------------------------------------
LIABILITIES:
Cash overdraft                                                    5              -
Unrealized loss on forward foreign currency
  exchange contracts                                              -              -
Payable for securities purchased                             22,196              -
Payable for when-issued securities                                -              -
Payable for fund shares redeemed                                  -             12
Distributions to shareholders                                   365            134
Payable to affiliates:
  Investment advisory fees                                       62             39
  Administration fees                                            13              8
  Custody and accounting fees                                     6              5
  Transfer agent fees                                             9              5
Accrued registration fees and other liabilities                  24             11
Total Liabilities                                            22,680            214
------------------------------------------------------------------------------------
Net Assets                                                 $541,599       $318,830
------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                              $497,374       $305,910
Undistributed net investment income (loss)                      (67)          (281)
Accumulated undistributed net realized gain
  (loss)                                                      4,579          3,447
Net unrealized appreciation                                  39,713          9,754
Net Assets                                                 $541,599       $318,830
------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                                   49,412         30,371

NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                            $10.96         $10.50

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  3  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  STATEMENTS OF OPERATIONS

                                                                        CALIFORNIA                                      FLORIDA
                                                          ARIZONA      INTERMEDIATE     CALIFORNIA         FIXED      INTERMEDIATE
                                                        TAX-EXEMPT      TAX-EXEMPT      TAX-EXEMPT        INCOME       TAX-EXEMPT
AMOUNTS IN THOUSANDS                                       FUND            FUND            FUND            FUND           FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                           $2,082          $1,713          $2,861          $14,335           $956
Dividend income                                                -               -               -                -              -
  Total Investment Income                                  2,082           1,713           2,861           14,335            956
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                     313             306             455            2,700            226
Administration fees                                           63              61              91              540             45
Transfer agent fees                                           42              40              61              360             30
Custody and accounting fees                                   27              27              31               98             26
Registration fees                                              8               8               8                8              8
Printing fees                                                  6               6               6               18              6
Professional fees                                              8               5               5               12              6
Trustee fees and expenses                                      2               2               2                5              2
Other                                                          3               3               3               12              4
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                              472             458             662            3,753            353
  Less voluntary waivers of
    investment advisory fees                                 (21)            (20)            (30)               -            (15)
  Less expenses reimbursed by
    investment adviser                                       (96)            (92)           (116)            (499)           (81)
  Less custodian credits                                       -               -               -              (13)            (1)
  Net Expenses                                               355             346             516            3,241            256
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      1,727           1,367           2,345           11,094            700
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                                  9            (103)            418            9,094            585
  Foreign currency transactions                                -               -               -               89              -
Net change in unrealized appreciation
  (depreciation) on:
  Investments                                                (58)            264             185           (1,390)          (127)
  Forward foreign currency exchange contracts                  -               -               -               (4)             -
  Translation of other assets and liabilities
    denominated in foreign currencies                          -               -               -                3              -
  Net Gains (Losses) on Investments and
    Foreign Currency                                         (49)            161             603            7,792            458
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $1,678          $1,528          $2,948          $18,886         $1,158

(1) NET OF $2 IN NON-RECLAIMABLE FOREIGN WITHHOLDING TAXES.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  4  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                              GLOBAL         HIGH YIELD       HIGH YIELD    INTERMEDIATE
                                                           FIXED INCOME     FIXED INCOME      MUNICIPAL      TAX-EXEMPT
AMOUNTS IN THOUSANDS                                           FUND             FUND             FUND           FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                $538(1)         $22,948          $1,794         $12,867
Dividend income                                                   -                312               -               -
  Total Investment Income                                       538             23,260           1,794          12,867
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                        150              1,927             242           2,494
Administration fees                                              25                386              49             499
Transfer agent fees                                              17                257              32             332
Custody and accounting fees                                      42                 58              24              95
Registration fees                                                 8                 15               9               8
Printing fees                                                     6                  6               6              18
Professional fees                                                 4                  4               4              12
Trustee fees and expenses                                         2                  2               2               5
Other                                                             4                 23               4              10
------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                                 258              2,678             372           3,473
  Less voluntary waivers of
    investment advisory fees                                      -                  -             (16)           (166)
  Less expenses reimbursed by
    investment adviser                                          (66)              (359)            (81)           (477)
  Less custodian credits                                          -                 (7)              -              (4)
  Net Expenses                                                  192              2,312             275           2,826
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           346             20,948           1,519          10,041
------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                                   224             19,680              25           2,087
  Foreign currency transactions                                 604                909               -               -
Net change in unrealized appreciation
  (depreciation) on:
  Investments                                                   574             11,555             567           1,718
  Forward foreign currency exchange contracts                    27                 (9)              -               -
  Translation of other assets and liabilities
    denominated in foreign currencies                            17                 (7)              -               -
  Net Gains (Losses) on Investments and
    Foreign Currency                                          1,446             32,128             592           3,805
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $1,792            $53,076          $2,111         $13,846
------------------------------------------------------------------------------------------------------------------------

                                                          SHORT-
                                                       INTERMEDIATE                         U.S.
                                                      U.S. GOVERNMENT    TAX-EXEMPT      GOVERNMENT
AMOUNTS IN THOUSANDS                                       FUND             FUND            FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                           $2,620           $13,134         $5,530
Dividend income                                                -                 -              -
  Total Investment Income                                  2,620            13,134          5,530
---------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                     788             2,078          1,281
Administration fees                                          158               417            256
Transfer agent fees                                          105               277            171
Custody and accounting fees                                   33                81             55
Registration fees                                             11                 8              9
Printing fees                                                  6                12              6
Professional fees                                              5                 8              4
Trustee fees and expenses                                      2                 4              2
Other                                                          5                12              5
---------------------------------------------------------------------------------------------------
Total Expenses:                                            1,113             2,897          1,789
  Less voluntary waivers of
    investment advisory fees                                   -              (139)             -
  Less expenses reimbursed by
    investment adviser                                      (164)             (398)          (249)
  Less custodian credits                                      (2)               (5)            (3)
  Net Expenses                                               947             2,355          1,537
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      1,673            10,779          3,993
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                                372             1,033          1,862
  Foreign currency transactions                                -                 -              -
Net change in unrealized appreciation
  (depreciation) on:
  Investments                                               (340)            1,356         (2,846)
  Forward foreign currency exchange contracts                  -                 -              -
  Translation of other assets and
    liabilities denominated in foreign currencies              -                 -              -
  Net Gains (Losses) on Investments and
    Foreign Currency                                          32             2,389           (984)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $1,705           $13,168         $3,009

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  5  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                          CALIFORNIA
                                                 ARIZONA                 INTERMEDIATE               CALIFORNIA
                                                TAX-EXEMPT                TAX-EXEMPT                TAX-EXEMPT
                                                   FUND                      FUND                      FUND

                                          SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                         2003         2003         2003         2003         2003         2003
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                        $1,727       $3,136       $1,367       $3,065       $2,345       $4,990
Net realized gains (losses)                       9        1,314         (103)       1,329          418        2,823
Net change in unrealized appreciation
  (depreciation)                                (58)       3,153          264        3,022          185        5,276
  Net Increase in Net Assets Resulting
  from Operations                             1,678        7,603        1,528        7,416        2,948       13,089
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                     7,649       15,057        8,622       17,651        8,084       27,409
Reinvestment of dividends                       159        1,465           90        1,047          294        1,793
Payments for shares redeemed                 (7,578)     (13,950)     (14,594)     (24,758)     (20,278)     (35,110)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                  230        2,572       (5,882)      (6,060)     (11,900)      (5,908)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                   (1,727)      (3,136)      (1,367)      (3,065)      (2,345)      (4,990)
From net realized gains                           -       (1,290)           -       (1,478)           -       (1,952)
  Total Distributions Paid                   (1,727)      (4,426)      (1,367)      (4,543)      (2,345)      (6,942)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         181        5,749       (5,721)      (3,187)     (11,297)         239

NET ASSETS:
Beginning of period                          82,177       76,428       82,430       85,617      125,574      125,335
End of period                               $82,358      $82,177      $76,709      $82,430     $114,277     $125,574
----------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                       $-           $-           $-           $-           $-           $-
----------------------------------------------------------------------------------------------------------------------

                                                                           FLORIDA
                                                  FIXED                  INTERMEDIATE
                                                  INCOME                  TAX-EXEMPT
                                                   FUND                      FUND

                                          SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                        2003         2003         2003         2003
--------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                       $11,094      $28,280         $700       $1,573
Net realized gains (losses)                   9,183       15,544          585        1,821
Net change in unrealized appreciation
  (depreciation)                             (1,391)      24,226         (127)         926
  Net Increase in Net Assets Resulting
  from Operations                            18,886       68,050        1,158        4,320
--------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                    71,464      160,291       14,293       21,430
Reinvestment of dividends                     1,747        3,360          245        1,070
Payments for shares redeemed               (111,947)    (207,194)     (13,899)     (15,649)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                              (38,736)     (43,543)         639        6,851
--------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                  (13,454)     (30,270)        (700)      (1,573)
From net realized gains                           -            -            -         (748)
  Total Distributions Paid                  (13,454)     (30,270)        (700)      (2,321)
--------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (33,304)      (5,763)       1,097        8,850

NET ASSETS:
Beginning of period                         727,738      733,501       55,958       47,108
End of period                              $694,434     $727,738      $57,055      $55,958
--------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                  $(2,819)       $(459)          $-           $-

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  6  NORTHERN FUNDS SEMIANNUAL REPORT

                                 SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
                                             OR FISCAL YEAR ENDED MARCH 31, 2003

                                                  GLOBAL                  HIGH YIELD                HIGH YIELD
                                               FIXED INCOME              FIXED INCOME                MUNICIPAL
                                                   FUND                      FUND                      FUND

                                          SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                         2003         2003         2003         2003         2003         2003
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                          $346         $808      $20,948      $25,927       $1,519       $2,305
Net realized gains (losses)                     828          497       20,589      (22,741)          25          (24)
Net change in unrealized appreciation
  (depreciation)                                618        3,164       11,539       15,159          567          748
  Net Increase in Net Assets Resulting
  from Operations                             1,792        4,469       53,076       18,345        2,111        3,029
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                    15,801       10,369      279,882      241,832       27,552       33,920
Reinvestment of dividends                         -           62        4,251        5,804          161          212
Payments for shares redeemed                 (4,790)     (11,502)    (111,043)    (123,542)      (9,975)     (20,455)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                               11,011       (1,071)     173,090      124,094       17,738       13,677
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                        -         (531)     (21,857)     (25,930)      (1,519)      (2,305)
From net realized gains                           -            -            -            -            -            -
  Total Distributions Paid                        -         (531)     (21,857)     (25,930)      (1,519)      (2,305)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      12,803        2,867      204,309      116,509       18,330       14,401

NET ASSETS:
Beginning of period                          27,746       24,879      388,619      272,110       52,245       37,844
End of period                               $40,549      $27,746     $592,928     $388,619      $70,575      $52,245
----------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                     $822         $476        $(909)          $-           $-           $-
----------------------------------------------------------------------------------------------------------------------

                                                                            SHORT-
                                               INTERMEDIATE              INTERMEDIATE
                                                TAX-EXEMPT              U.S. GOVERNMENT            TAX-EXEMPT
                                                   FUND                      FUND                      FUND

                                          SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,    SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                         2003         2003         2003         2003         2003         2003
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                       $10,041      $22,978       $1,673       $3,957      $10,779      $23,278
Net realized gains (losses)                   2,087       22,328          372        3,762        1,033       12,002
Net change in unrealized appreciation
  (depreciation)                              1,718       16,778         (340)       2,855        1,356       17,240
  Net Increase in Net Assets Resulting
  from Operations                            13,846       62,084        1,705       10,574       13,168       52,520
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                    35,993       70,283       82,177      174,602       39,480       87,357
Reinvestment of dividends                       662       15,121          484        2,239          827        9,302
Payments for shares redeemed                (57,169)    (119,593)     (50,887)    (100,455)     (50,308)     (97,354)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                              (20,514)     (34,189)      31,774       76,386      (10,001)        (695)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                  (10,041)     (22,978)      (2,050)      (4,372)     (10,779)     (23,278)
From net realized gains                           -      (14,540)           -       (1,756)           -       (8,435)
  Total Distributions Paid                  (10,041)     (37,518)      (2,050)      (6,128)     (10,779)     (31,713)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (16,709)      (9,623)      31,429       80,832       (7,612)      20,112

NET ASSETS:
Beginning of period                         668,777      678,400      186,953      106,121      549,211      529,099
End of period                              $652,068     $668,777     $218,382     $186,953     $541,599     $549,211
----------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                      $77          $77        $(379)         $(2)        $(67)        $(67)
----------------------------------------------------------------------------------------------------------------------

                                                   U.S.
                                                GOVERNMENT
                                                   FUND

                                          SEPT. 30,    MARCH 31,
AMOUNTS IN THOUSANDS                         2003         2003
------------------------------------------------------------------
OPERATIONS:
Net investment income                        $3,993      $11,872
Net realized gains (losses)                   1,862       10,184
Net change in unrealized appreciation
  (depreciation)                             (2,846)      13,674
  Net Increase in Net Assets Resulting
  from Operations                             3,009       35,730
------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                    22,365       90,418
Reinvestment of dividends                       813       10,830
Payments for shares redeemed                (55,074)    (100,227)
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                              (31,896)       1,021
------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income                   (4,698)     (12,699)
From net realized gains                           -       (9,927)
  Total Distributions Paid                   (4,698)     (22,626)
------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (33,585)      14,125

NET ASSETS:
Beginning of period                         352,415      338,290
End of period                              $318,830     $352,415
------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS)                    $(281)        $424

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  7  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  FINANCIAL HIGHLIGHTS

                                                                                    ARIZONA TAX-EXEMPT FUND
                                                                 SIX MONTHS
                                                                    ENDED        YEAR           YEAR           YEAR         YEAR
                                                                  SEPT. 30,      ENDED          ENDED          ENDED        ENDED
                                                                    2003        MAR. 31,       MAR. 31,       MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                                         (UNAUDITED)       2003           2002           2001       2000(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.88       $10.46         $10.66         $10.03       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.23         0.42           0.43           0.45         0.20
Net realized and unrealized gains (losses)                           0.01         0.60          (0.06)          0.63         0.03
  Total Income from Investment Operations                            0.24         1.02           0.37           1.08         0.23
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                        (0.23)       (0.42)         (0.43)         (0.45)       (0.20)
  From net realized gains                                               -        (0.18)         (0.14)             -            -
    Total Distributions Paid                                        (0.23)       (0.60)         (0.57)         (0.45)       (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.89       $10.88         $10.46         $10.66       $10.03
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                     2.19%        9.87%          3.47%         10.98%        2.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                           $82,358      $82,177        $76,428        $74,134      $66,377
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                        0.85%        0.85%          0.85%          0.85%        0.85%
  Expenses, before waivers and reimbursements                        1.13%        1.12%          1.12%          1.14%        1.23%
  Net investment income, net of waivers and reimbursements           4.13%        3.85%          4.01%          4.34%        4.28%
  Net investment income, before waivers and reimbursements           3.85%        3.58%          3.74%          4.05%        3.90%
Portfolio Turnover Rate                                             25.49%      115.89%         93.29%        101.77%       29.85%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3)  COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  8  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                            CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

                                                                SIX MONTHS
                                                                   ENDED        YEAR           YEAR           YEAR        YEAR
                                                                 SEPT. 30,     ENDED          ENDED          ENDED        ENDED
                                                                   2003,      MAR. 31,       MAR. 31,       MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                                         (UNAUDITED)     2003           2002           2001        2000(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $10.62       $10.26         $10.44         $10.02       $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                                0.18         0.37           0.42           0.45         0.20
Net realized and unrealized gains (losses)                           0.05         0.54          (0.11)          0.42         0.02
  Total Income from Investment Operations                            0.23         0.91           0.31           0.87         0.22
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                        (0.18)       (0.37)         (0.42)         (0.45)       (0.20)
  From net realized gains                                               -        (0.18)         (0.07)             -            -
    Total Distributions Paid                                        (0.18)       (0.55)         (0.49)         (0.45)       (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $10.67       $10.62         $10.26         $10.44       $10.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                     2.17%        9.06%          3.00%          8.83%        2.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                           $76,709      $82,430        $85,617        $90,328      $92,470
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                        0.85%        0.85%          0.85%          0.85%        0.85%
  Expenses, before waivers and reimbursements                        1.13%        1.10%          1.11%          1.10%        1.16%
  Net investment income, net of waivers and reimbursements           3.35%        3.50%          3.98%          4.37%        4.37%
  Net investment income, before waivers and reimbursements           3.07%        3.25%          3.72%          4.12%        4.06%
Portfolio Turnover Rate                                             58.39%      136.67%         84.87%         67.51%       31.29%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3)  COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  9  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                            CALIFORNIA TAX-EXEMPT FUND

                                                   SIX MONTHS
                                                      ENDED         YEAR          YEAR          YEAR          YEAR        YEAR
                                                    SEPT. 30,      ENDED         ENDED         ENDED         ENDED       ENDED
                                                       2003       MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                            (UNAUDITED)      2003          2002          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $11.32        $10.79        $10.99        $10.32        $10.89      $10.76

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                   0.22          0.44          0.47          0.47          0.43        0.43
Net realized and unrealized gains (losses)              0.07          0.71         (0.15)         0.67         (0.55)       0.23
  Total Income (Loss) from Investment
    Operations                                          0.29          1.15          0.32          1.14         (0.12)       0.66
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.22)        (0.44)        (0.47)        (0.47)        (0.43)      (0.43)
  From net realized gains                                  -         (0.18)        (0.05)            -         (0.02)      (0.10)
    Total Distributions Paid                           (0.22)        (0.62)        (0.52)        (0.47)        (0.45)      (0.53)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $11.39        $11.32        $10.79        $10.99        $10.32      $10.89
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        2.59%        10.88%         2.87%        11.29%        (0.93)%      6.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $114,277      $125,574      $125,335      $128,061      $123,347     $77,249
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements           0.85%         0.85%         0.85%         0.85%         0.85%       0.85%
  Expenses, before waivers and
    reimbursements                                      1.09%         1.08%         1.08%         1.08%         1.10%       1.17%
  Net investment income, net of waivers and
    reimbursements                                      3.86%         3.97%         4.24%         4.41%         4.35%       3.87%
  Net investment income, before waivers and
    reimbursements                                      3.62%         3.74%         4.01%         4.18%         4.10%       3.55%
Portfolio Turnover Rate                                88.73%       166.17%        73.96%        84.63%        67.91%      62.55%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  10  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                              FIXED INCOME FUND

                                                   SIX MONTHS
                                                      ENDED        YEAR          YEAR          YEAR          YEAR        YEAR
                                                    SEPT. 30,      ENDED         ENDED         ENDED         ENDED       ENDED
                                                      2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                           (UNAUDITED)       2003          2002          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.23         $9.74        $10.10         $9.62        $10.15      $10.42

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                   0.16          0.37          0.56          0.59          0.54        0.54
Net realized and unrealized gains (losses)              0.11          0.52         (0.17)         0.48         (0.50)          -
  Total Income from Investment Operations               0.27          0.89          0.39          1.07          0.04        0.54
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.19)        (0.40)        (0.56)        (0.59)        (0.54)      (0.54)
  From net realized gains                                  -             -         (0.19)            -         (0.03)      (0.27)
    Total Distributions Paid                           (0.19)        (0.40)        (0.75)        (0.59)        (0.57)      (0.81)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.31        $10.23         $9.74        $10.10         $9.62      $10.15
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        2.69%         9.27%         3.09%        11.47%         0.57%       5.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $694,434      $727,738      $733,501      $732,644      $643,434    $275,108
Ratio to average net assets of: (2)
  Expenses, net of waivers, reimbursements
    and credits                                         0.90%         0.90%(3)      0.90%         0.90%         0.90%       0.90%
  Expenses, before waivers, reimbursements
    and credits                                         1.04%         1.04%         1.03%         1.04%         1.06%       1.08%
  Net investment income, net of waivers,
    reimbursements and credits                          3.08%         3.70%         5.62%         5.99%         5.66%       5.15%
  Net investment income, before waivers,
    reimbursements and credits                          2.94%         3.56%         5.49%         5.85%         5.50%       4.97%
Portfolio Turnover Rate                               187.21%       422.89%       246.52%       226.92%       105.70%      84.85%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) THE NET EXPENSE RATIO INCLUDES CUSTODIAN CREDITS OF APPROXIMATELY $29,000, OR 0.01% OF AVERAGE NET ASSETS. ABSENT THE CUSTODIAN CREDIT ARRANGEMENT, EXPENSE REIMBURSEMENT WOULD HAVE BEEN INCREASED BY A CORRESPONDING AMOUNT.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  11  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                         FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                   SIX MONTHS
                                                      ENDED        YEAR          YEAR          YEAR          YEAR        YEAR
                                                    SEPT. 30,      ENDED         ENDED         ENDED         ENDED       ENDED
                                                      2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                           (UNAUDITED)       2003          2002          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.83        $10.38        $10.50        $10.07        $10.47      $10.47

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                   0.13          0.32          0.38          0.43          0.38        0.39
Net realized and unrealized gains (losses)              0.12          0.60         (0.05)         0.43         (0.37)       0.16
  Total Income from Investment Operations               0.25          0.92          0.33          0.86          0.01        0.55
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.13)        (0.32)        (0.38)        (0.43)        (0.38)      (0.39)
  From net realized gains                                  -         (0.15)        (0.07)            -         (0.03)      (0.16)
    Total Distributions Paid                           (0.13)        (0.47)        (0.45)        (0.43)        (0.41)      (0.55)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.95        $10.83        $10.38        $10.50        $10.07      $10.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        2.30%         9.01%         3.16%         8.68%         0.30%       5.38%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $57,055       $55,958       $47,108       $41,389       $41,976     $37,121
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements           0.85%         0.85%         0.85%         0.85%         0.85%       0.85%
  Expenses, before waivers and
    reimbursements                                      1.17%         1.18%         1.23%         1.21%         1.24%       1.29%
  Net investment income, net of waivers and
    reimbursements                                      2.33%         3.00%         3.57%         4.16%         3.84%       3.67%
  Net investment income, before waivers and
    reimbursements                                      2.01%         2.67%         3.19%         3.80%         3.45%       3.23%
Portfolio Turnover Rate                               182.57%       258.98%       155.55%       169.70%       133.01%      57.98%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  12  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                              GLOBAL FIXED INCOME FUND

                                                   SIX MONTHS
                                                      ENDED        YEAR          YEAR          YEAR          YEAR        YEAR
                                                    SEPT. 30,      ENDED         ENDED         ENDED         ENDED       ENDED
                                                      2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                            (UNAUDITED)      2003          2002          2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.59         $9.13         $9.62         $9.56        $10.38       $9.85

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                            0.12          0.31          0.33          0.64         (0.25)       0.38
Net realized and unrealized gains (losses)              0.52          1.36         (0.31)        (0.49)        (0.28)       0.58
  Total Income (Loss) from Investment
    Operations                                          0.64          1.67          0.02          0.15         (0.53)       0.96
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               -         (0.21)        (0.48)        (0.09)            -       (0.32)
  From net realized gains                                  -             -         (0.03)            -             -       (0.07)
  In excess of net investment income                       -             -             -             -         (0.29)          -
  In excess of net realized gains                          -             -             -             -             -       (0.04)
    Total Distributions Paid                               -         (0.21)        (0.51)        (0.09)        (0.29)      (0.43)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $11.23        $10.59         $9.13         $9.62         $9.56      $10.38
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        6.04%        18.41%         0.01%         1.54%        (5.11)%      9.68%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $40,549       $27,746       $24,879       $18,890       $19,130     $14,285
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements           1.15%         1.15%         1.15%         1.15%         1.15%       1.15%
  Expenses, before waivers and
    reimbursements                                      1.54%         1.64%         1.69%         1.74%         1.81%       1.96%
  Net investment income, net of waivers and
    reimbursements                                      2.08%         3.07%         4.08%         4.26%         4.06%       4.69%
  Net investment income, before waivers and
    reimbursements                                      1.69%         2.58%         3.54%         3.67%         3.40%       3.88%
Portfolio Turnover Rate                                38.49%       146.28%       296.89%       297.11%        90.69%      16.49%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  13  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                             HIGH YIELD FIXED INCOME FUND

                                                   SIX MONTHS
                                                      ENDED        YEAR          YEAR          YEAR          YEAR        YEAR
                                                    SEPT. 30       ENDED         ENDED         ENDED         ENDED       ENDED
                                                      2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                            (UNAUDITED)      2003          2002          2001          2000      1999(3)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $7.56         $7.84         $8.42         $9.30        $10.10      $10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                   0.33          0.64          0.76          0.95          0.85        0.11
Net realized and unrealized gains (losses)              0.55         (0.28)        (0.58)        (0.88)        (0.79)       0.08
  Total Income from Investment Operations               0.88          0.36          0.18          0.07          0.06        0.19
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.34)        (0.64)        (0.76)        (0.95)        (0.86)      (0.09)
    Total Distributions Paid                           (0.34)        (0.64)        (0.76)        (0.95)        (0.86)      (0.09)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $8.10         $7.56         $7.84         $8.42         $9.30      $10.10
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       11.81%         5.10%         2.28%         0.77%         0.80%       2.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $592,928      $388,619      $272,110      $206,175      $165,510     $40,864
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements           0.90%         0.90%         0.90%         0.90%         0.90%       0.90%
  Expenses, before waivers and
    reimbursements                                      1.04%         1.07%         1.07%         1.06%         1.12%       2.18%
  Net investment income, net of waivers and
    reimbursements                                      8.15%         8.61%         9.35%        10.71%         9.55%       6.78%
  Net investment income, before waivers and
    reimbursements                                      8.01%         8.44%         9.18%        10.55%         9.33%       5.50%
Portfolio Turnover Rate                                84.11%       138.79%       125.63%       159.35%        87.92%       0.00%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1998.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  14  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                              HIGH YIELD MUNICIPAL FUND

                                                   SIX MONTHS
                                                     ENDED         YEAR          YEAR          YEAR          YEAR        YEAR
                                                    SEPT. 30,      ENDED         ENDED         ENDED         ENDED       ENDED
                                                      2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,    MAR. 31,
SELECTED PER SHARE DATA                            (UNAUDITED)      2003          2002          2001          2000      1999 (4)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $9.36         $9.16         $9.15         $9.01        $10.01      $10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                   0.22          0.46          0.48          0.49          0.44        0.05
Net realized and unrealized gains (losses)              0.11          0.20          0.01          0.14         (0.99)          -
  Total Income (Loss) from Investment
    Operations                                          0.33          0.66          0.49          0.63         (0.55)       0.05
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.22)        (0.46)        (0.48)        (0.49)        (0.45)      (0.04)
    Total Distributions Paid                           (0.22)        (0.46)        (0.48)        (0.49)        (0.45)      (0.04)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $9.47         $9.36         $9.16         $9.15         $9.01      $10.01
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        3.59%         7.36%         5.49%         7.14%        (5.40)%      0.57%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $70,575       $52,245       $37,844       $31,383       $21,118     $10,033
Ratio to average net assets of: (2)
  Expenses, net of waivers, reimbursements
    and credits                                         0.85%         0.85%(3)      0.85%         0.85%         0.85%       0.85%
  Expenses, before waivers, reimbursements
    and credits                                         1.15%         1.20%         1.20%         1.34%         1.46%       5.60%
  Net investment income, net of waivers,
    reimbursements and credits                          4.71%         4.95%         5.24%         5.35%         5.12%       2.92%
  Net investment income (loss), before waivers,
    reimbursements and credits                          4.41%         4.60%         4.89%         4.86%         4.51%      (1.83)%
Portfolio Turnover Rate                                12.36%        29.13%        38.53%        14.57%        21.69%       0.00%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) THE NET EXPENSE RATIO INCLUDES CUSTODIAN CREDITS OF APPROXIMATELY $23,000, OR 0.05% OF AVERAGE NET ASSETS. ABSENT THE CUSTODIAN CREDIT ARRANGEMENT, EXPENSE REIMBURSEMENT WOULD HAVE BEEN INCREASED BY A CORRESPONDING AMOUNT.
(4) COMMENCED INVESTMENT OPERATIONS AFTER THE CLOSE OF BUSINESS ON DECEMBER 31, 1998.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  15  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                            INTERMEDIATE TAX-EXEMPT FUND

                                                   SIX MONTHS
                                                      ENDED         YEAR          YEAR          YEAR          YEAR         YEAR
                                                    SEPT. 30        ENDED         ENDED         ENDED         ENDED        ENDED
                                                      2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                            (UNAUDITED)      2003          2002          2001          2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $10.64        $10.26        $10.40         $9.93        $10.36       $10.36

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                   0.16          0.36          0.39          0.42          0.39         0.39
Net realized and unrealized gains (losses)              0.06          0.61         (0.06)         0.47         (0.42)        0.11
  Total Income (Loss) from Investment
    Operations                                          0.22          0.97          0.33          0.89         (0.03)        0.50
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                           (0.16)        (0.36)        (0.39)        (0.42)        (0.39)       (0.39)
  From net realized gains                                  -         (0.23)        (0.08)            -         (0.01)       (0.11)
    Total Distributions Paid                           (0.16)        (0.59)        (0.47)        (0.42)        (0.40)       (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $10.70        $10.64        $10.26        $10.40         $9.93       $10.36
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                        2.10%         9.61%         3.30%         9.13%        (0.14)%       4.88%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $652,068      $668,777      $678,400      $677,787      $679,271     $344,789
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements           0.85%         0.85%         0.85%         0.85%         0.85%        0.85%
  Expenses, before waivers and
    reimbursements                                      1.04%         1.04%         1.05%         1.04%         1.06%        1.06%
  Net investment income, net of waivers and
    reimbursements                                      3.02%         3.36%         3.79%         4.12%         4.03%        3.76%
  Net investment income, before waivers and
    reimbursements                                      2.83%         3.17%         3.59%         3.93%         3.82%        3.55%
Portfolio Turnover Rate                               168.19%       278.90%       162.34%        91.52%        68.69%       54.03%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.


FIXED INCOME FUNDS  16  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                              SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                                             SIX MONTHS
                                                                ENDED        YEAR           YEAR           YEAR          YEAR
                                                              SEPT. 30,     ENDED          ENDED           ENDED         ENDED
                                                                2003       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
SELECTED PER SHARE DATA                                      (UNAUDITED)     2003           2002            2001        2000 (3)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.55       $10.16         $10.27          $9.89        $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                             0.08         0.29           0.42           0.56          0.27
Net realized and unrealized gains (losses)                        0.02         0.51           0.08           0.38         (0.11)
  Total Income from Investment Operations                         0.10         0.80           0.50           0.94          0.16
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                                     (0.10)       (0.31)         (0.42)         (0.56)        (0.27)
  From net realized gains                                            -        (0.10)         (0.19)             -             -
    Total Distributions Paid                                     (0.10)       (0.41)         (0.61)         (0.56)        (0.27)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $10.55       $10.55         $10.16         $10.27         $9.89
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                                  0.98%        7.91%          4.89%          9.71%         1.76%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $218,382     $186,953       $106,121        $76,937       $63,468
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                     0.90%        0.90%          0.90%          0.90%         0.90%
  Expenses, before waivers and reimbursements                     1.06%        1.08%          1.12%          1.13%         1.24%
  Net investment income, net of waivers and reimbursements        1.59%        2.58%          3.98%          5.50%         5.66%
  Net investment income, before waivers and reimbursements        1.43%        2.40%          3.76%          5.27%         5.32%
Portfolio Turnover Rate                                         117.01%      232.91%        223.09%        163.91%        45.44%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3)  COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1999.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  17  FIXED INCOME FUNDS

FIXED INCOME FUNDS

                                                                                 TAX-EXEMPT FUND

                                                SIX MONTHS
                                                  ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                                 SEPT. 30,      ENDED         ENDED         ENDED         ENDED         ENDED
                                                   2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.91        $10.49        $10.58         $9.99        $10.63        $10.73

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.21          0.46          0.47          0.48          0.45          0.45
Net realized and unrealized gains (losses)           0.05          0.59         (0.09)         0.59         (0.62)         0.13
  Total Income (Loss) from Investment
    Operations                                       0.26          1.05          0.38          1.07         (0.17)         0.58
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.21)        (0.46)        (0.47)        (0.48)        (0.45)        (0.45)
  From net realized gains                               -         (0.17)            -             -         (0.02)        (0.23)
    Total Distributions Paid                        (0.21)        (0.63)        (0.47)        (0.48)        (0.47)        (0.68)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.96        $10.91        $10.49        $10.58         $9.99        $10.63
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     2.43%        10.17%         3.60%        11.00%        (1.50)%        5.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $541,599      $549,211      $529,099      $545,635      $522,450      $227,823
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements        0.85%         0.85%         0.85%         0.85%         0.85%         0.85%
  Expenses, before waivers and
    reimbursements                                   1.05%         1.05%         1.04%         1.04%         1.07%         1.08%
  Net investment income, net of waivers and
    reimbursements                                   3.89%         4.23%         4.39%         4.71%         4.63%         4.13%
  Net investment income, before waivers and
    reimbursements                                   3.69%         4.03%         4.20%         4.52%         4.41%         3.90%
Portfolio Turnover Rate                            145.58%       208.04%       134.33%       117.75%       118.69%       140.39%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  18  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                                 U.S. GOVERNMENT FUND

                                               SIX MONTHS
                                                  ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                                SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                   2003        MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                        (UNAUDITED)       2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.54        $10.15        $10.29         $9.72        $10.05        $10.20

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income                                0.13          0.36          0.44          0.51          0.47          0.50
Net realized and unrealized gains (losses)          (0.02)         0.71          0.03          0.57         (0.32)         0.10
  Total Income from Investment Operations            0.11          1.07          0.47          1.08          0.15          0.60
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                        (0.15)        (0.38)        (0.44)        (0.51)        (0.47)        (0.49)
  From net realized gains                               -         (0.30)        (0.17)            -         (0.01)        (0.26)
    Total Distributions Paid                        (0.15)        (0.68)        (0.61)        (0.51)        (0.48)        (0.75)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $10.50        $10.54        $10.15        $10.29         $9.72        $10.05
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     1.00%        10.73%         4.65%        11.36%         1.67%         6.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $318,830      $352,415      $338,290      $350,038      $348,741      $268,242
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements        0.90%         0.90%         0.90%         0.90%         0.90%         0.90%
  Expenses, before waivers and
    reimbursements                                   1.05%         1.05%         1.05%         1.05%         1.07%         1.07%
  Net investment income, net of waivers and
    reimbursements                                   2.34%         3.38%         4.29%         5.08%         4.83%         4.73%
  Net investment income, before waivers and
    reimbursements                                   2.19%         3.23%         4.14%         4.93%         4.66%         4.56%
Portfolio Turnover Rate                            127.95%       177.76%       150.25%       100.55%        30.56%       123.75%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  19  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  ARIZONA TAX-EXEMPT FUND

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 98.4%
ARIZONA - 93.7%
    Arizona Health Facilities Authority
      Hospital System Revenue Refunding
      Bonds, St. Lukes Health System,
      Prerefunded,
      7.25%, 11/1/03                                             $815           $832
    Arizona School Facilities Board Revenue
      Bonds, State School Improvement,
      5.00%, 7/1/16                                             1,075          1,180
      5.25%, 7/1/16                                             3,000          3,338
      5.00%, 7/1/17                                               675            735
      5.25%, 7/1/18                                             2,845          3,125
    Arizona State COP, Series A
      (MBIA Insured),
      4.90%, 11/1/16                                              380            407
      5.00%, 11/1/20                                              700            735
    Arizona State Transportation Board
      Highway Revenue Bonds,
      Prerefunded,
      5.75%, 7/1/09                                             2,390          2,803
    Arizona State University Revenue Bonds
      (FGIC Insured),
      5.50%, 7/1/16                                             1,620          1,831
      5.50%, 7/1/20                                             2,160          2,384
    Avondale Municipal Development Corp.
      Excise TRB (FGIC Insured),
      5.00%, 7/1/18                                               650            694
    Chandler Street & Highway User
      Revenue Bonds (MBIA Insured),
      5.13%, 7/1/15                                             2,000          2,132
    Chandler Water & Sewerage Revenue
      Bonds (MBIA Insured),
      7.25%, 7/1/09                                               240            299
    Gilbert G.O. Refunding Bonds
      (FGIC Insured),
      5.75%, 7/1/13                                               560            660
    Glendale IDA Revenue Bonds, Series A,
      Midwestern University,
      4.25%, 5/15/05                                              375            389
      4.50%, 5/15/06                                              390            412
      4.63%, 5/15/07                                              410            438
      4.75%, 5/15/08                                              425            456
    Maricopa County School District No. 28
      G.O. Bonds, Series B, Kyrene
      Elementary School (FGIC Insured),
      Prerefunded,
      6.00%, 7/1/04                                            $1,070         $1,110
    Maricopa County School District No. 8
      Osborn G.O. Bonds, Series A
      (FGIC Insured),
      5.88%, 7/1/14                                               705            781
    Maricopa County School District No. 8
      Osborn G.O. Bonds, Series A
      (FGIC Insured), Prerefunded,
      5.88%, 7/1/06                                             1,295          1,464
    Maricopa County School District No. 8
      Osborn G.O. Refunding Bonds,
      Bank Qualified (FGIC Insured),
      4.70%, 7/1/14                                             1,000          1,094
    Maricopa County Unified School District
      No. 11 Peoria G.O. Bonds, Unified
      Project of 1991, Prerefunded,
      5.50%, 7/1/05                                             1,000          1,085
    Maricopa County Unified School District
      No. 80 Chandler Capital Appreciation
      G.O. Refunding Bonds (FGIC Insured),
      0.00%, 7/1/09                                             1,000            846
    Mesa IDA Student Housing Revenue
      Bonds, Series A, ASU
    East/Maricopa College,
      6.00%, 7/1/32                                             2,000          1,992
    Mesa Street & Highway Revenue Bonds
      (FGIC Insured),
      5.50%, 7/1/16                                               750            872
      5.00%, 7/1/17                                               850            943
      5.00%, 7/1/18                                               810            893
    Mesa Utilities System Revenue Bonds
      (FGIC Insured), Prerefunded,
      5.00%, 7/1/09                                               930          1,054
      5.00%, 7/1/09                                             1,000          1,133
    Mesa Utilities Systems Revenue Bonds
      (FGIC Insured),
      5.00%, 7/1/19                                             1,000          1,095

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  20  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 98.4% - CONTINUED
ARIZONA - 93.7% - (CONTINUED)
    Mohave County Union High School
      District No. 30 Mohave G.O. Bonds,
      Series B (FGIC Insured),
      8.50%, 7/1/05                                            $1,000         $1,125
    Northern Arizona University Revenue
      Bonds, Systems (FGIC Insured),
      5.13%, 6/1/19                                               785            840
      5.13%, 6/1/20                                               770            818
    Phoenix Civic Improvement Corp. Excise
      Tax Revenue Refunding Bonds,
      Senior Lien,
      5.00%, 7/1/26                                             1,070          1,089
    Phoenix Civic Improvement Corp. Excise
      TRB, Series A, Senior Lien, Municipal
      Courthouse Project,
      5.75%, 7/1/15                                             1,325          1,518
    Phoenix Civic Improvement Corp.
      Municipal Facilities Subordinate
      Excise TRB (FGIC Insured),
      5.75%, 7/1/15                                             1,000          1,149
    Phoenix Civic Improvement Corp.
      Wastewater System Revenue Bonds,
      Junior Lien (FGIC Insured),
      Prerefunded,
      6.25%, 7/1/10                                             1,000          1,215
    Phoenix Civic Improvement Corp. Water
      System Revenue Bonds, Junior Lien,
      (FGIC Insured),
      5.50%, 7/1/15                                             2,000          2,270
      5.50%, 7/1/17                                             3,500          3,928
    Phoenix Civic Plaza Building Corp.
      Excise TRB, Senior Lien,
      5.70%, 7/1/07                                             1,160          1,253
    Phoenix G.O. Bonds,
      4.50%, 7/1/22                                             1,000          1,000
    Phoenix G.O. Bonds, Series B,
      Various Purpose,
      5.38%, 7/1/20                                             1,000          1,095
    Phoenix G.O. Refunding Bonds, Series A,
      4.50%, 7/1/15                                             1,500          1,559
    Phoenix G.O. Refunding Bonds, Series B,
      4.50%, 7/1/20                                             1,100          1,113
    Pima County G.O. Bonds (FSA Insured),
      4.00%, 7/1/14                                              $750           $767
    Pima County Unified School District No.
      10 Amphitheater G.O. Bonds, Series E,
      School Improvement Project,
      6.50%, 7/1/05                                             1,900          2,068
    Pima County Unified School District No.
      12 Sunnyside G.O. Bonds
      (FGIC Insured), Prerefunded,
      5.75%, 7/1/09                                             2,000          2,346
    Pima County Unified School District No. 6
      Marana G.O. Refunding Bonds
      (FGIC Insured),
      5.40%, 7/1/14                                             1,300          1,451
    Prescott Valley Municipal Property Corp.
      Municipal Facilities Revenue Bonds
      (FGIC Insured),
      5.00%, 1/1/16                                               580            632
      5.00%, 1/1/18                                               735            788
      5.00%, 1/1/19                                               830            884
    Salt River Project Agricultural
      Improvement & Power District
      Electrical System Revenue Bonds,
      Series B, Salt River Project,
      5.00%, 1/1/17                                             1,500          1,622
    Salt River Project Agricultural
      Improvement & Power District
      Electrical Systems Revenue Bonds,
      Series B,
      5.25%, 1/1/19                                                45             46
    Salt River Project Agricultural
      Improvement & Power District
      Electrical Systems Revenue Refunding
      Bonds, Series C,
      5.00%, 1/1/16                                               830            853
    Salt River Project Agricultural
      Improvement & Power District
      Electrical Systems Revenue Bonds,
      Series C, Prerefunded,
      5.00%, 1/1/04                                             3,170          3,266

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  21  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  ARIZONA TAX-EXEMPT FUND (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 98.4% - CONTINUED
ARIZONA - 93.7% - (CONTINUED)
    Salt River Project Agricultural
      Improvement & Power District
      Electrical Systems Revenue Refunding
      Bonds, Series C,
      4.90%, 1/1/08                                              $605           $623
    Salt River Project Agricultural
      Improvement & Power District
      Electrical Systems Revenue Refunding
      Bonds, Series C, Prerefunded,
      4.90%, 1/1/04                                               395            407
    Santa Cruz County Unified School District
      No. 1 Nogales G.O. Bonds, Series B,
      Bank Qualified (AMBAC Insured),
      Prerefunded,
      6.10%, 7/1/04                                             1,000          1,038
    Scottsdale G.O. Refunding Bonds,
      5.00%, 7/1/16                                             1,500          1,679
    Scottsdale Preservation Authority Excise
      TRB (FGIC Insured),
      6.00%, 7/1/10                                               370            433
    Tempe Excise Tax Revenue
      Refunding Bonds,
      5.25%, 7/1/18                                             1,000          1,101
--------------------------------------------------------------------------------------
                                                                              77,188
--------------------------------------------------------------------------------------
PUERTO RICO - 4.7%
    Puerto Rico Commonwealth
      Infrastructure Financing Authority
      Special Obligation Bonds, Series A,
      Escrowed to Maturity,
      5.50%, 10/1/20                                            2,500          2,738
      5.50%, 10/1/40                                            1,000          1,082
--------------------------------------------------------------------------------------
                                                                               3,820
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $75,417)                                                                81,008

                                                               NUMBER      VALUE
                                                              OF SHARES    (000S)
OTHER - 0.4%
    AIM Tax Exempt Cash Reserve Fund                          334,478           $334
    Dreyfus Tax-Exempt Cash
      Management Fund                                           2,602              3
--------------------------------------------------------------------------------------
TOTAL OTHER
(COST $337)                                                                      337


--------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
(COST $75,754)                                                                81,345
    Other Assets less Liabilities - 1.2%                                       1,013
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                          $82,358

At September 30, 2003, the Arizona Tax-Exempt Fund's investments were diversified as follows:

  INDUSTRY SECTOR                                                         PERCENTAGE
  Education                                                                     10.3%
  Facilities                                                                     7.7
  General Obligation                                                             9.7
  Higher Education                                                              11.8
  Power                                                                          8.4
  School District                                                               17.7
  Transportation                                                                 9.3
  Utilities                                                                      5.9
  Water                                                                          7.6
  All other sectors less than 5%                                                11.6
--------------------------------------------------------------------------------------

  Total                                                                        100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  22  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                       SEPTEMBER 30, 2003 (UNAUDITED)
  CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 97.7%
CALIFORNIA - 94.9%
    Arcade Water District Revenue COP
      (FGIC Insured),
      5.00%, 11/1/17                                           $1,000         $1,067
    California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series A, Bay Area Toll Bridges
      (FSA Insured),
      3.65%, 7/1/10                                             2,315          2,428
    California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series A, Scripps Research Institute,
      5.75%, 7/1/30                                             1,000          1,071
    California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A,
      5.50%, 5/1/08                                             3,650          4,096
      5.50%, 5/1/09                                             1,000          1,131
      6.00%, 5/1/13                                               500            575
    California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (AMBAC Insured),
      5.50%, 5/1/16                                               695            777
    California State G.O. Refunding Bonds
      (FGIC Insured),
      4.75%, 2/1/19                                             1,000          1,021
    California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      Department of Corrections State Prisons
      (AMBAC Insured),
      5.25%, 12/1/13                                            1,350          1,529
    California State Public Works Board Lease
      Revenue Refunding Bonds, Series A,
      Trustees California State University,
      5.25%, 10/1/14                                            3,545          3,760
    California Statewide Communities
      Development Authority Revenue COP,
      John Muir/Mount Diablo Health System
      (MBIA Insured),
      5.50%, 8/15/12                                            4,030          4,607
    California Statewide Communities
      Development Authority Student Housing
      Revenue Bonds, Series A, EAH East
      Campus Apartments LLC (ACA Insured),
      5.00%, 8/1/12                                            $1,775         $1,892
    Contra Costa County Home Mortgage
      Revenue Bonds, GNMA Mortgage
      Backed Securities Program (Colld. by
      GNMA), Escrowed to Maturity,
      7.50%, 5/1/14                                             1,000          1,332
    Duarte Redevelopment Agency SFM
      Revenue Refunding Bonds, Series B,
      Mortgage Backed Securities Program
      (Colld. by FNMA), Escrowed to Maturity,
      6.88%, 10/1/11                                              950          1,199
    East Bay Regional Park District G.O.
      Refunding Bonds,
      5.00%, 9/1/17                                               250            267
    Fremont-Newark Community College
      District G.O. Bonds, Series A
      (MBIA Insured),
      5.38%, 8/1/18                                             1,350          1,481
      5.38%, 8/1/19                                               625            681
    Golden State Tobacco Securitization Corp.
      Revenue Bonds, Series B, Enhanced,
      5.00%, 6/1/10                                             2,000          2,171
      5.38%, 6/1/28                                             1,570          1,546
    Grossmont-Cuyamaca Community College
      District G.O. Bonds, Series A,
      Election of 2002 (MBIA Insured),
      5.00%, 8/1/18                                               700            749
    Imperial Irrigation District COP,
      Electric Systems Project,
      6.50%, 11/1/07                                            2,000          2,357
    Los Angeles County Metropolitan
      Transportation Authority Sales Tax
      Revenue Refunding Bonds, Series B,
      Property A-First Tier (FSA Insured),
      4.75%, 7/1/15                                             1,250          1,316
      4.75%, 7/1/16                                               850            889
    Los Angeles Department of Water & Power
      Electric Plant Revenue Bonds,
      Prerefunded,
      6.10%, 2/15/05                                            1,495          1,613

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  23  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 97.7% - CONTINUED
CALIFORNIA - 94.9% - (CONTINUED)
    Los Angeles Department of Water & Power
      Electric Plant Revenue Refunding Bonds,
      Prerefunded,
      6.10%, 2/15/05                                             $505           $545
    Los Angeles Unified School District G.O.
      Bonds, Series E, Election of 1997
      (MBIA Insured)
      5.50%, 7/1/16                                             1,060          1,190
    Los Angeles Unified School District
      Revenue Bonds, Series B (FGIC Insured),
      Prerefunded,
      5.38%, 7/1/08                                             1,000          1,159
    Los Angeles Wastewater Systems Revenue
      Refunding Bonds, Series D
      (FGIC Insured),
      4.70%, 11/1/19                                            1,000          1,008
    Los Angeles Water & Power Revenue
      Bonds, Series A, Power System,
      5.00%, 7/1/09                                             2,000          2,269
    Metropolitan Water District of Southern
      California Waterworks Revenue Bonds,
      Series A, Prerefunded,
      5.50%, 7/1/09                                             1,350          1,583
    Modesto High School District-Stanislaus
      County Capital Appreciation G.O. Bonds,
      Series A (FGIC Insured),
      0.00%, 8/1/14                                             3,940          2,487
    Mountain View California Refunding COP,
      Revitalization Authority (MBIA Insured),
      Prerefunded,
      6.00%, 10/1/05                                              850            949
    Oakland Joint Powers Financing Authority
      Lease Revenue Bonds, Oakland
      Administration Buildings
      (AMBAC Insured),
      5.38%, 8/1/10                                             1,070          1,204
    Orange County Recovery COP,
      Series A (MBIA Insured),
      6.00%, 7/1/07                                             2,000          2,311
    Orange County Water District COP,
      Series B (MBIA Insured),
      5.38%, 8/15/18                                            1,000          1,107
    Palmdale Civic Authority Revenue Bonds,
      Series A, Merged Redevelopment
      Project, Prerefunded,
      6.60%, 9/1/04                                              $250           $268
    Sacramento County Sanitation District
      Financing Authority Revenue Bonds,
      Series A,
      5.60%, 12/1/16                                            1,500          1,635
      5.75%, 12/1/18                                            1,250          1,367
    San Francisco City & County Airport
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 20 (MBIA Insured),
      4.75%, 5/1/15                                               500            523
    San Francisco City & County G.O. Bonds,
      Series A, Educational Facilities
      Community College Project,
      5.75%, 6/15/20                                              700            795
    San Francisco City & County Public Utilities
      Commission Clean Water Revenue
      Refunding Bonds, Series A
      (MBIA Insured),
      4.00%, 10/1/11                                               45             48
    San Gabriel Unified School District
      G.O. Bonds, Series A (FSA Insured),
      5.38%, 8/1/18                                             1,555          1,709
    San Marcos PFA Capital Appreciation
      Custom Receipts Revenue Bonds,
      Escrowed to Maturity,
      0.00%, 7/1/11                                             1,000            761
    Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A, Subregional
      Wastewater Project (FGIC Insured),
      4.75%, 9/1/16                                             1,000          1,035
    Southern California Public Power Authority
      Capital Appreciation Subordinate
      Revenue Refunding Bonds, Southtran
      Transmission Project,
      0.00%, 7/1/14                                             1,000            626
    Southern California Public Power Authority
      Power Project Revenue Bonds,
      6.75%, 7/1/12                                             2,100          2,574

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  24  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 97.7% - CONTINUED
CALIFORNIA - 94.9% - (CONTINUED)
    University of California Revenue Refunding
      Bonds, Series A (AMBAC Insured),
      5.00%, 5/15/09                                           $2,000         $2,273
      5.00%, 5/15/11                                              700            784
    Upland Unified School District Capital
      Appreciation G.O. Bonds, Series B,
      Election of 2000 (FSA Insured),
      4.00%, 8/1/08                                               680            741
      4.13%, 8/1/09                                               715            781
    Washington Township Healthcare District
      Revenue Bonds,
      4.25%, 7/1/05                                               100            104
      4.50%, 7/1/07                                             1,005          1,087
      5.00%, 7/1/09                                               250            276
--------------------------------------------------------------------------------------
                                                                              72,754
--------------------------------------------------------------------------------------
PUERTO RICO - 1.4%
    Puerto Rico Commonwealth G.O. Refunding
      Bonds, Public Improvement Project,
      5.00%, 7/1/06                                             1,000          1,087
--------------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.4%
    Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien Notes,
      5.63%, 10/1/10                                            1,000          1,092
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $69,372)                                                                74,933

                                                               NUMBER      VALUE
                                                              OF SHARES    (000S)
OTHER - 0.0%
    Federated California Municipal Cash
      Trust                                                     3,664              4
--------------------------------------------------------------------------------------
TOTAL OTHER
(COST $4)                                                                          4

                                                              PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)      (000S)
SHORT-TERM INVESTMENTS - 4.2%
    Irvine Ranch Water Districts G.0. Variable
      Discount Notes (Bank of America LOC),
      1.20%, 10/1/03                                             $800           $800
    Los Angeles Department of Water &
      Power Waterworks Revenue VRDB,
      Subseries B-1,
      1.05%, 10/1/03                                            1,300          1,300
    Orange County Improvement Revenue
      Bond, Assesment District No. 88-1
      (KBC Bank N.V. Insured),
      1.20%, 10/1/03                                               34             34
    Orange County Sanitation District COP
      VRDB, Series A,
      1.20%, 10/1/03                                            1,100          1,100
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,234)                                                                  3,234


--------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.9%
(COST $72,610)                                                                78,171
    Liabilities less Other Assets - (1.9)%                                    (1,462)
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                          $76,709

At September 30, 2003, the California Intermediate Tax-Exempt investments were diversified as follows:

  INDUSTRY SECTOR                                                         PERCENTAGE
  Facilities                                                                     6.0%
  General Obligation                                                             6.8
  Higher Education                                                              12.1
  Medical                                                                        7.8
  Power                                                                         18.4
  School District                                                               10.3
  Utilities                                                                      9.2
  Water                                                                          5.9
  All other sectors less than 5%                                                23.5
--------------------------------------------------------------------------------------

  Total                                                                        100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  25  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  CALIFORNIA TAX-EXEMPT FUND

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 98.5%
CALIFORNIA - 91.1%
    ABAG Finance Authority for Nonprofit
      Corps. COP, Channing House,
      4.65%, 2/15/06                                             $390           $409
    Alameda County Water District Revenue
      Refunding Bonds (MBIA Insured),
      4.75%, 6/1/20                                             2,000          2,035
    Anaheim PFA Tax Allocation Revenue
      Bonds, Series A, Redevelopment
      Project (MBIA Insured),
      5.25%, 2/1/18                                               250            271
    Aztec Shops Ltd. Auxiliary Organization
      Student Housing Revenue Bonds,
      San Diego State University,
      6.00%, 9/1/31                                             2,000          2,069
    Beverly Hills Unified School District
      G.O. Bonds, Series A,
      5.38%, 8/1/19                                             1,370          1,495
    California Educational Facilities Authority
      Capital Appreciation Revenue Bonds,
      Loyola Marymount (MBIA Insured),
      Prerefunded,
      0.00%, 10/1/09                                            4,435          1,139
      0.00%, 10/1/09                                            3,435            775
    California Health Facilities Finance
      Authority Revenue Refunding Bonds,
      Series A, Cedars-Sinai Medical Center,
      6.13%, 12/1/19                                            3,350          3,626
    California Infrastructure & Economic
      Development Bank Revenue Bonds,
      Series A, Scripps Research Institute,
      5.75%, 7/1/30                                               250            268
    California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A,
      5.50%, 5/1/08                                             2,500          2,806
      5.50%, 5/1/09                                               500            566
      5.50%, 5/1/10                                             3,500          3,930
    California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A (AMBAC Insured),
      5.50%, 5/1/16                                             2,000          2,237
    California State G.O. Refunding Bonds
      (FGIC Insured),
      4.75%, 2/1/29                                             1,000            984
    California State G.O. Refunding Bonds,
      4.38%, 10/1/17                                            1,390          1,386
    California State Public Works Board
      Lease Revenue Bonds, Series A,
      Department of Corrections
      (AMBAC Insured),
      5.50%, 1/1/14                                            $1,300         $1,422
    California State Public Works Board
      Lease Revenue Refunding Bonds,
      Series B, Various Community College
      Project (AMBAC Insured),
      5.63%, 3/1/16                                             1,000          1,102
    California State University Foundation
      Revenue Bonds, Series A,
      Sacramento Auxiliary (MBIA Insured),
      5.50%, 10/1/27                                              500            534
      5.50%, 10/1/32                                              500            532
    California Statewide Communities
      Development Authority Student
      Housing Revenue Bonds, Series A,
      East Campus Apartments LLC
      (ACA Insured),
      5.63%, 8/1/34                                             1,500          1,537
    California Statewide Community
      Development Corp. COP,
      J. Paul Getty Trust,
      5.00%, 10/1/10                                            1,000          1,057
    Calleguas-Las Virgines PFA Revenue
      Refunding Bonds, Series B, Calleguas
      Municipal Water District
      (MBIA Insured),
      5.25%, 7/1/21                                             1,000          1,069
    Dry Creek Joint Elementary School
      District Capital Appreciation
      G.O. Bonds, Series A (FSA Insured),
      0.00%, 8/1/09                                               400            337
    East Bay Regional Park District
      G.O. Refunding Bonds,
      5.00%, 9/1/17                                             2,250          2,399
    Escondido Union High School District
      G.O. Bonds (MBIA Insured),
      Escrowed to Maturity,
      5.60%, 11/1/09                                              150            167
    Fillmore Unified School District Capital
      Appreciation G.O. Bonds, Series A
      (FGIC Insured),
      0.00%, 7/1/10                                               515            411

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  26  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 98.5% - CONTINUED
CALIFORNIA - 91.1% - (CONTINUED)
    Folsom G.O. Bonds, Series D, School
      Facilities Project (FGIC Insured),
      5.70%, 8/1/13                                              $200           $229
    Foothill-De Anza Community College
      District G.O. Refunding Bonds
      (FGIC Insured),
      5.00%, 8/1/21                                             2,000          2,078
    Foothill/Eastern Transportation Corridor
      Agency Toll Road Senior Lien Capital
      Appreciation Revenue Bonds, Series A,
      Escrowed to Maturity,
      0.00%, 1/1/05                                               375            369
    Fremont-Newark Community College
      District G.O. Bonds, Series A
      (MBIA Insured),
      5.38%, 8/1/19                                               750            817
    Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      Enhanced,
      5.38%, 6/1/28                                             1,000            984
      5.63%, 6/1/38                                             5,000          4,951
    Grossmont-Cuyamaca Community
      College District G.O. Bonds, Series A,
      Election of 2002 (MBIA Insured),
      5.00%, 8/1/18                                               650            695
    Imperial Irrigation District COP,
      Electric Systems Project,
      6.50%, 11/1/07                                            1,600          1,885
    Imperial Irrigation District Refunding COP,
      Electric Systems Project
      (MBIA Insured),
      5.20%, 11/1/09                                              200            230
    Jurupa Unified School District Capital
      Appreciation G.O. Bonds
      (FGIC Insured),
      0.00%, 8/1/23                                             1,470            526
    Lemoore Union High School District
      G.O. Bonds (AMBAC Insured),
      6.00%, 1/1/12                                               200            236
    Los Angeles County Metropolitan
      Transportation Authority Sales Tax
      Revenue Refunding Bonds, Series B,
      Property A-First Tier (FSA Insured),
      4.75%, 7/1/15                                             1,750          1,843
      4.75%, 7/1/16                                             1,150          1,203
    Los Angeles Department of Water &
      Power Electric Plant Revenue Bonds,
      Prerefunded,
      6.10%, 2/15/05                                             $380           $410
    Los Angeles Department of Water &
      Power Electric Plant Revenue
      Refunding Bonds, Second Issue
      (MBIA Insured), Prerefunded,
      4.75%, 11/15/03                                           1,500          1,537
    Los Angeles Harbor Department Revenue
      Bonds, Escrowed to Maturity,
      7.60%, 10/1/18                                               40             51
    Los Angeles Unified School District
      G.O. Bonds, Series A (FGIC Insured),
      6.00%, 7/1/15                                               450            543
    Los Angeles Unified School District
      G.O. Bonds, Series A (MBIA Insured),
      5.50%, 7/1/15                                               110            126
    Los Angeles Unified School District
      Refunding Bonds (MBIA Insured),
      5.75%, 7/1/16                                             1,000          1,186
    Los Angeles Wastewater Systems
      Revenue Refunding Bonds, Series D
      (FGIC Insured),
      4.70%, 11/1/19                                            1,500          1,512
    Metropolitan Water District of Southern
      California Waterworks Revenue Bonds,
      Series A, Prerefunded,
      5.50%, 7/1/09                                             1,000          1,172
    Mid Peninsula Regional Open Space
      District G.O. Refunding Bonds,
      7.00%, 9/1/14                                             2,500          2,679
    Modesto Irrigation District Refunding
      COP, Series B, Capital Improvements
      Projects,
      5.30%, 7/1/22                                             1,840          1,841
    Monrovia Unified School District Capital
      Appreciation G.O. Bonds, Series A
      (MBIA Insured),
      0.00%, 8/1/10                                               720            572
    Newark Unified School District Capital
      Appreciation G.O. Bonds, Series D,
      Election of 1997 (FSA Insured),
      0.00%, 8/1/15                                             1,000            595
    North Orange County Community College
      District G.O. Bonds, Series A (MBIA
      Insured),
      5.00%, 2/1/27                                             2,000          2,033

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  27  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  CALIFORNIA TAX-EXEMPT FUND (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)     (000S)
MUNICIPAL BONDS - 98.5% - CONTINUED
CALIFORNIA - 91.1% - (CONTINUED)
    Oakland G.O. Bonds, Measure I
      (FGIC Insured),
      5.60%, 12/15/14                                            $200           $226
    Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                             2,000          2,086
    Pasadena Area Community College
      District G.O. Revenue Bonds, Series A,
      Election of 2002 (FGIC Insured),
      5.00%, 6/1/18                                             1,205          1,282
    Perris Union High School District Capital
      Appreciation G.O. Bonds, Series B
      (FGIC Insured),
      0.00%, 9/1/26                                             1,000            304
    Placentia-Yorba Linda Unified School
      District G.O. Bonds, Series A
      (FGIC Insured),
      5.38%, 8/1/21                                             1,000          1,072
    Sacramento County Sanitation District
      Financing Authority Revenue Bonds,
      Series A,
      5.60%, 12/1/16                                              500            545
      6.00%, 12/1/20                                            2,500          2,753
    San Francisco City & County Airport
      Commission International Airport
      Revenue Refunding Bonds, Second
      Series Issue 20 (MBIA Insured),
      4.75%, 5/1/15                                             1,000          1,046
    San Francisco City & County G.O. Bonds,
      Series A, Educational Facilities
      Community College Project,
      5.75%, 6/15/20                                            1,200          1,363
    San Francisco State Building Authority
      Lease Revenue Bonds, Series A,
      Department of General Services,
      5.00%, 10/1/13                                            4,250          4,605
    San Gabriel Unified School District
      G.O. Bonds, Series A (FSA Insured),
      5.38%, 8/1/19                                             1,750          1,910
      5.38%, 8/1/20                                             1,955          2,117
    San Marino Unified School District
      G.O. Bonds, Series B,
      5.25%, 7/1/20                                               750            839
    San Mateo County Transit District
      Revenue Bonds, Series A
      (MBIA Insured),
      4.50%, 6/1/17                                             1,225          1,254
    Santa Clara Redevelopment Agency Tax
      Allocation Revenue Bonds, Bayshore
      North Project (MBIA Insured),
      5.00%, 6/1/15                                            $1,000         $1,063
    Santa Margarita-Dana Point Authority
      Revenue Bonds, Series B, California
      Improvements Districts 3, 3a, 4, & 4a
      (MBIA Insured),
      7.25%, 8/1/09                                             1,150          1,445
    Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A
      (FGIC Insured),
      5.25%, 9/1/16                                                35             40
    Santa Rosa Wastewater Revenue
      Refunding Bonds, Series A,
      Subregional Wastewater Project
      (FGIC Insured),
      4.75%, 9/1/16                                               200            207
    South Placer Wastewater Authority
      Revenue Bonds, Series A
      (FGIC Insured), Prerefunded,
      5.00%, 11/1/10                                            2,410          2,771
    Southern California Public Power
      Authority Power Project Revenue
      Bonds, Series A, Mead Adelanto
      Project (AMBAC Insured),
      4.75%, 7/1/16                                             1,000          1,020
    Torrance Hospital Revenue Bonds,
      Series A, Torrance Memorial Medical
      Center,
      6.00%, 6/1/22                                               500            540
    University of California Revenue Bonds,
      Series Q, Multiple Purpose Projects
      (FSA Insured),
      5.00%, 9/1/33                                             1,000          1,013
    University of California Revenue Bonds,
      Series A (AMBAC Insured),
      5.00%, 5/15/27                                            1,000          1,016
    Upland Unified School District Capital
      Appreciation G.O. Bonds, Election of
      2000 (FSA Insured),
      4.55%, 8/1/13                                               790            852
      5.13%, 8/1/25                                             1,000          1,030
    Vista Unified School District G.O. Bonds,
      Series A (FSA Insured),
      5.38%, 8/1/17                                             1,885          2,085

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  28  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                               (000S)         (000S)
MUNICIPAL BONDS - 98.5% - CONTINUED
CALIFORNIA - 91.1% - (CONTINUED)
    Walnut Valley Unified School District G.O.
      Refunding Bonds, Series A
      (MBIA Insured),
      7.20%, 2/1/16                                            $1,000         $1,253
    Walnut Valley Unified School District
      Revenue Bonds, Series D
      (FGIC Insured),
      5.25%, 8/1/17                                             1,000          1,103
    Washington Township Healthcare
      District Revenue Bonds,
      4.25%, 7/1/05                                               100            104
      5.00%, 7/1/09                                               405            448
      5.00%, 7/1/11                                               500            535
      5.00%, 7/1/12                                             1,270          1,342
--------------------------------------------------------------------------------------
                                                                             104,135
--------------------------------------------------------------------------------------
PUERTO RICO - 5.9%
    Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Bonds, Series B (MBIA Insured),
      5.75%, 7/1/18                                             1,600          1,844
    Puerto Rico Commonwealth G.O. Bonds
      (FSA Insured),
      5.25%, 7/1/17                                             1,000          1,143
    Puerto Rico Commonwealth
      Infrastructure Financing Authority
      Special Obligation Bonds, Series A,
      Escrowed to Maturity,
      5.50%, 10/1/40                                            3,500          3,789
--------------------------------------------------------------------------------------
                                                                               6,776
--------------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.5%
    Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien
      Notes,
      5.63%, 10/1/10                                            1,500          1,638
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $104,095)                                                              112,549

                                                               NUMBER         VALUE
                                                             OF SHARES        (000S)
OTHER - 0.0%
    Federated California Municipal Cash
      Trust                                                    32,250            $32
--------------------------------------------------------------------------------------
TOTAL OTHER
(COST $32)                                                                        32

                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                               (000S)         (000S)
SHORT-TERM INVESTMENT - 0.3%
    Los Angeles Department of Water &
      Power Waterworks Revenue VRDB,
      Subseries B-1,
      1.05%, 10/2/03                                             $300            300
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $300)                                                                      300

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.8%
(COST $104,427)                                                              112,881
    Other Assets less Liabilities - 1.2%                                       1,396
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                         $114,277

At September 30, 2003, the California Tax-Exempt Fund's investments were diversified as follows:

  INDUSTRY SECTOR                                                         PERCENTAGE
  General Obligation                                                            16.0%
  Higher Education                                                              10.8
  Medical                                                                        8.1
  Power                                                                         12.6
  School District                                                               24.0
  Utilities                                                                      9.0
  All other sectors less than 5.0%                                              19.5
--------------------------------------------------------------------------------------

  Total                                                                        100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  29  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND

                                                              NUMBER          VALUE
                                                             OF SHARES        (000S)
CONVERTIBLE PREFERRED STOCK - 0.0%
MACHINERY - DIVERSIFIED - 0.0%
    Cummins Capital Trust I                                     3,000           $177
--------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK
(COST $183)                                                                      177

                                                             PRINCIPAL
                                                              AMOUNT          VALUE
                                                              (000S)          (000S)
ASSET-BACKED SECURITIES - 10.8%
AUTOMOTIVE - 1.4%
    BMW Vehicle Owner Trust, Series 2003-A,
      Class A4,
      2.53%, 2/25/08                                           $1,700          1,714
    Capital Auto Receivables Asset Trust,
      Series 2003-1, Class A3A,
      2.75%, 4/16/07                                            3,630          3,696
    Harley-Davidson Motorcycle Trust, Series 2003-1,
      Class A2,
      2.63%, 11/15/10                                           2,500          2,537
      Whole Auto Loan Trust, Series 2003-1, Class A3B,
      1.99%, 5/15/07                                            1,960          1,968
--------------------------------------------------------------------------------------
                                                                               9,915
--------------------------------------------------------------------------------------
CREDIT CARD - 1.7%
    Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3,
      3.10%, 3/10/10                                            3,300          3,299
    Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                            5,265          5,311
    Fleet Credit Card Master Trust II, Series 2002-C,
      Class A,
      2.75%, 4/15/08                                            3,055          3,110
--------------------------------------------------------------------------------------
                                                                              11,720
--------------------------------------------------------------------------------------
HOME EQUITY LOANS - 1.6%
    Advanta Mortgage Loan Trust, Series 2000-1,
      Class A4,
      8.61%, 3/25/28                                              650            701
    Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2002-2, Class 1A1,
      2.81%, 6/25/16                                              519            519
    Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class 1A2,
      2.14%, 7/25/18                                            1,070          1,071
    Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class 1A3,
      2.73%, 9/25/24                                              480            481
    Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                           $5,025         $5,910
    Citifinancial Mortgage Securities, Inc.,
      Series 2003-2, Class AF2,
      2.13%, 5/25/33                                            1,331          1,315
    Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                            1,421          1,423
--------------------------------------------------------------------------------------
                                                                              11,420
--------------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES - 3.6%
    Commercial Mortgage Asset Trust, Series 1999-C1,
      Class A3,
      6.64%, 1/17/32                                            3,880          4,447
    DLJ Commercial Mortgage Corp., Series 1998-CF2,
      Class A1B,
      6.24%, 11/12/31                                           2,220          2,483
    First Nationwide Trust, Series 2001-1, Class 2A2,
      7.00%, 6/25/31                                               31             31
    First Union-Lehman Brothers-Bank of America,
      Series 1998-C2, Class A2,
      6.56%, 11/18/35                                           2,485          2,816
    LB Commercial Conduit Mortgage Trust,
      Series 1999-C1, Class A2,
      6.78%, 6/15/31                                            2,405          2,757
    Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                            3,300          3,793
    Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                            2,300          2,607
    Nationslink Funding Corp., Series 1999-1, Class A2,
      6.32%, 11/20/08                                           2,895          3,251
    Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                            2,940          2,810
--------------------------------------------------------------------------------------
                                                                              24,995
--------------------------------------------------------------------------------------
RECREATIONAL VEHICLE LOANS - 0.0%
    Distribution Financial Services Trust, Series 1999-3,
      Class A4,
      6.65%, 3/15/11                                              174            174
--------------------------------------------------------------------------------------
RESIDENTIAL NON AGENCY MORTGAGE LOANS - 2.5%
    CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                            2,375          2,643

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  30  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                               (000S)         (000S)
ASSET-BACKED SECURITIES - 10.8% - CONTINUED
RESIDENTIAL NON AGENCY MORTGAGE LOANS - 2.5% - (CONTINUED)
    Norwest Asset Securities Corp., Series 1998-6,
      Class A15,
      6.75%, 4/25/28                                             $300           $300
    PNC Mortgage Securities Corp., Series 1996-PR1,
      Class A,
      5.91%, 4/28/27                                              144            139
    Residential Accredit Loans, Inc., Series 2001-QS18,
      Class A1,
      6.50%, 12/25/31                                           3,163          3,310
    Washington Mutual, Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                            3,715          3,623
    Wells Fargo Mortgage Backed Securities Trust,
      Series 2001-13, Class 13,
      6.50%, 6/25/31                                            7,000          7,076
--------------------------------------------------------------------------------------
                                                                              17,091
--------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $74,220)                                                                75,315

CONVERTIBLE BONDS - 0.2%
AUTO MANUFACTURERS - 0.0%
    Navistar Financial Corp.,
      4.75%, 4/1/09                                               350            346
--------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
    SCI Systems, Inc.,
      3.00%, 3/15/07                                              600            545
--------------------------------------------------------------------------------------
SEMICONDUCTORS - 0.1%
    Advanced Micro Devices, Inc.,
      Puttable 2/1/09 @ Par,
      4.75%, 2/1/22                                               450            401
    Fairchild Semiconductor International, Inc.,
      5.00%, 11/1/08                                              350            343
--------------------------------------------------------------------------------------
                                                                                 744
--------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(COST $1,662)                                                                  1,635

CORPORATE BONDS - 35.2%
AEROSPACE/DEFENSE - 0.3%
    Boeing Capital Corp.,
      5.80%, 1/15/13                                           $1,150         $1,202
    General Dynamics Corp.,
      2.13%, 5/15/06                                              465            467
--------------------------------------------------------------------------------------
                                                                               1,669
--------------------------------------------------------------------------------------
AGRICULTURE - 0.3%
    Bunge Ltd. Finance Corp., (1)
      5.88%, 5/15/13                                            1,355          1,400
    Hines Nurseries, Inc., (1)
      10.25%, 10/1/11                                             625            653
--------------------------------------------------------------------------------------
                                                                               2,053
--------------------------------------------------------------------------------------
APPAREL - 0.1%
    Oxford Industries, Inc., (1)
      8.88%, 6/1/11                                               400            426
--------------------------------------------------------------------------------------
AUTO MANUFACTURERS - 2.6%
    DaimlerChrysler NA Holding Corp.,
      4.05%, 6/4/08                                               875            866
    Ford Motor Co.,
      7.45%, 7/16/31                                            3,405          3,140
    Ford Motor Credit Co.,
      7.60%, 8/1/05                                             1,455          1,564
      6.88%, 2/1/06                                             1,725          1,835
      6.50%, 1/25/07                                            1,020          1,078
      7.38%, 2/1/11                                               620            652
      7.00%, 10/1/13                                            1,210          1,232
    General Motors Acceptance Corp.,
      5.75%, 11/5/04                                            1,340          1,381
      4.50%, 7/15/06                                              850            868
      6.88%, 9/15/11                                            3,170          3,291
    General Motors Corp.,
      7.20%, 1/15/11                                            1,255          1,323
      8.38%, 7/15/33                                            1,060          1,108
--------------------------------------------------------------------------------------
                                                                              18,338
--------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 0.1%
    Accuride Corp.,
      9.25%, 2/1/08                                               450            449
--------------------------------------------------------------------------------------
BANKS - 3.6%
    Bank of America Corp.,
      5.25%, 2/1/07                                             1,840          1,995
      3.88%, 1/15/08                                            1,095          1,129
      3.25%, 8/15/08                                              640            638
      4.75%, 8/15/13                                            1,970          1,967

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  31  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND (CONTINUED)

                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                               (000S)         (000S)
CORPORATE BONDS - 35.2% - CONTINUED
BANKS - 3.6% - (CONTINUED)
    Bank of New York (The) Co., Inc.,
      3.75%, 2/15/08                                           $1,700         $1,742
    Chase Manhattan Corp.,
      7.13%, 2/1/07                                               250            280
    Citigroup, Inc.,
      5.75%, 5/10/06                                            1,615          1,757
      5.63%, 8/27/12                                            2,000          2,147
    FleetBoston Financial Corp.,
      3.85%, 2/15/08                                            1,575          1,616
    JP Morgan Chase & Co.,
      5.63%, 8/15/06                                              680            741
      3.63%, 5/1/08                                             1,750          1,771
      5.75%, 1/2/13                                             1,375          1,469
    Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                             2,170          2,400
    U.S. Bank National Association,
      4.80%, 4/15/15                                            1,595          1,600
    Wachovia Corp.,
      3.50%, 8/15/08                                            1,660          1,669
    Wells Fargo & Co.,
      7.25%, 8/24/05                                            1,375          1,516
      3.50%, 4/4/08                                               525            533
--------------------------------------------------------------------------------------
                                                                              24,970
--------------------------------------------------------------------------------------
BEVERAGES - 1.1%
    Anheuser-Busch Cos., Inc.,
      4.95%, 1/15/14                                              230            238
      5.95%, 1/15/33                                            3,050          3,207
    Bottling Group LLC,
      4.63%, 11/15/12                                           2,425          2,456
    Grand Metropolitan Investment Corp.,
      Puttable 4/15/05 @ Par,
      7.45%, 4/15/35                                            1,580          1,970
--------------------------------------------------------------------------------------
                                                                               7,871
--------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.1%
    Nortek, Inc.,
      9.88%, 6/15/11                                              750            793
--------------------------------------------------------------------------------------
CABLE TELEVISION - 0.4%
    Charter Communications Holdings LLC,
      Senior Notes,
      10.75%, 10/1/09                                             750            613
    DirecTV Holdings LLC, (1)
      8.38%, 3/15/13                                              450            507
    Insight Midwest LP, Senior Notes,
      10.50%, 11/1/10                                            $750           $784
    Mediacom Broadband LLC,
      11.00%, 7/15/13                                             500            526
--------------------------------------------------------------------------------------
                                                                               2,430
--------------------------------------------------------------------------------------
CHEMICALS - 0.4%
    Equistar Chemicals LP,
      10.13%, 9/1/08                                              275            272
    Huntsman ICI Chemicals LLC,
      Senior Subordinated Notes,
      10.13%, 7/1/09                                              300            285
    Huntsman LLC, (1)
      11.63%, 10/15/10                                            500            488
    ISP Chemco, Inc.,
      10.25%, 7/1/11                                              500            557
    Lyondell Chemical Co.,
      9.63%, 5/1/07                                               275            261
    PolyOne Corp.,
      10.63%, 5/15/10                                             875            739
    Resolution Performance Products, Inc.,
      13.50%, 11/15/10                                            300            269
--------------------------------------------------------------------------------------
                                                                               2,871
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.7%
    Affinity Group Holdings, Inc.,
      11.00%, 4/1/07                                              346            358
    Coinmach Corp.,
      9.00%, 2/1/10                                             1,250          1,331
    Corrections Corp. of America,
      9.88%, 5/1/09                                             1,000          1,123
    Deluxe Corp.,
      5.00%, 12/15/12                                             665            680
    Stewart Enterprises, Inc.,
      10.75%, 7/1/08                                              350            392
    Williams Scotsman, Inc.,
      9.88%, 6/1/07                                               750            739
--------------------------------------------------------------------------------------
                                                                               4,623
--------------------------------------------------------------------------------------
COMPUTERS - 0.2%
    IBM Corp.,
      4.75%, 11/29/12                                             125            128
      5.88%, 11/29/32                                           1,150          1,175
--------------------------------------------------------------------------------------
                                                                               1,303
--------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  32  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                              PRINCIPAL
                                                                AMOUNT         VALUE
                                                                (000S)         (000S)
CORPORATE BONDS - 35.2% - CONTINUED
COSMETICS/PERSONAL CARE - 0.1%
    Elizabeth Arden, Inc.,
      11.75%, 2/1/11                                             $400           $456
    Playtex Products, Inc.,
      9.38%, 6/1/11                                               500            480
--------------------------------------------------------------------------------------
                                                                                 936
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.3%
    American Express Co.,
      3.75%, 11/20/07                                           1,250          1,288
    Associates Corp. of N.A.,
      6.25%, 11/1/08                                            3,755          4,269
    Bear Stearns Cos. (The), Inc.,
      3.00%, 3/30/06                                            1,020          1,044
      4.00%, 1/31/08                                            1,000          1,030
      2.88%, 7/2/08                                             1,095          1,068
    Capital One Bank,
      4.88%, 5/15/08                                            1,155          1,196
    CIT Group, Inc.,
      4.13%, 2/21/06                                            1,025          1,066
    Countrywide Home Loans, Inc.,
      4.25%, 12/19/07                                             500            515
      3.25%, 5/21/08                                            1,700          1,673
    Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                              840            885
      6.50%, 1/15/12                                              900          1,010
      5.50%, 8/15/13                                              500            521
    General Electric Capital Corp.,
      5.00%, 6/15/07                                            2,500          2,688
      3.50%, 5/1/08                                             1,500          1,518
      6.00%, 6/15/12                                            1,220          1,337
      6.75%, 3/15/32                                              930          1,050
    Goldman Sachs Group, Inc.,
      4.13%, 1/15/08                                            1,000          1,035
      6.88%, 1/15/11                                            1,595          1,834
      5.25%, 4/1/13                                             2,790          2,883
    Household Finance Corp.,
      4.63%, 1/15/08                                            1,750          1,840
      6.38%, 11/27/12                                           1,975          2,191
      4.75%, 7/15/13                                            2,735          2,693
    International Lease Finance Corp.,
      2.95%, 5/23/06                                              750            759
      3.75%, 8/1/07                                               565            586
      IOS Capital LLC,
      7.25%, 6/30/08                                             $300           $291
    Lehman Brothers Holdings, Inc.,
      6.63%, 2/5/06                                               730            802
      6.25%, 5/15/06                                            1,085          1,197
      7.00%, 2/1/08                                             1,310          1,497
    MBNA America Bank,
      6.50%, 6/20/06                                              760            837
    Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06                                              985          1,076
      3.63%, 4/1/08                                             3,200          3,230
      6.60%, 4/1/12                                               300            339
      5.30%, 3/1/13                                               750            775
    National Rural Utilities Cooperative Finance,
      3.00%, 2/15/06                                            1,550          1,580
      6.00%, 5/15/06                                            1,000          1,094
    SLM Corp.,
      3.63%, 3/17/08                                            1,610          1,631
--------------------------------------------------------------------------------------
                                                                              50,328
--------------------------------------------------------------------------------------
ELECTRIC - 2.7%
    AES Corp.,
      9.50%, 6/1/09                                               900            927
    Alabama Power Co.,
      5.70%, 2/15/33                                            1,815          1,810
    Appalachian Power Co.,
      3.60%, 5/15/08                                              580            578
    Calpine Corp.,
      8.25%, 8/15/05                                              750            664
      8.50%, 7/15/10 (1)                                          700            644
    CMS Energy Corp.,
      9.88%, 10/15/07                                             450            481
    Columbus Southern Power Co., (1)
      5.50%, 3/1/13                                               860            896
    Commonwealth Edison Co.,
      4.70%, 4/15/15                                              600            594
    Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                               715            732
    Dominion Resources, Inc.,
      5.00%, 3/15/13                                              975            977

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  33  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND (CONTINUED)

                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                               (000S)         (000S)
CORPORATE BONDS - 35.2% - CONTINUED
ELECTRIC - 2.7% - (CONTINUED)
    Duke Energy Corp.,
      3.75%, 3/5/08                                              $700           $709
    Dynegy Holdings, Inc., (1)
      9.88%, 7/15/10                                              600            627
    FPL Group Capital, Inc.,
      3.25%, 4/11/06                                            1,150          1,172
    Nisource Finance Corp.,
      5.40%, 7/15/14                                            1,220          1,238
    Power Contract Financing LLC, (1)
      5.20%, 2/1/06                                               900            899
    PSEG Energy Holdings, Senior Notes,
      10.00%, 10/1/09                                           1,000          1,055
    PSEG Power LLC,
      6.95%, 6/1/12                                             1,335          1,507
    PSI Energy, Inc.,
      5.00%, 9/15/13                                              920            930
    South Carolina Electric & Gas,
      5.80%, 1/15/33                                              815            825
    TECO Energy, Inc.,
      10.50%, 12/1/07                                             550            613
    Wisconsin Electric Power,
      5.63%, 5/15/33                                              750            743
--------------------------------------------------------------------------------------
                                                                              18,621
--------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
    PerkinElmer, Inc.,
      8.88%, 1/15/13                                              450            491
    Stoneridge, Inc.,
      11.50%, 5/1/12                                              500            571
--------------------------------------------------------------------------------------
                                                                               1,062
--------------------------------------------------------------------------------------
ENVIRONMENTAL CONTROL - 0.2%
    Casella Waste Systems, Inc.,
      9.75%, 2/1/13                                               500            542
    Waste Management, Inc.,
      6.38%, 11/15/12                                           1,000          1,106
--------------------------------------------------------------------------------------
                                                                               1,648
--------------------------------------------------------------------------------------
FOOD - 0.7%
    Cadbury Schweppes US Finance LLC, (1)
      3.88%, 10/1/08                                            1,330          1,344
    Luigino's, Inc., Senior Subordinated Notes,
      10.00%, 2/1/06                                              500            510
    Safeway, Inc.,
      6.15%, 3/1/06                                              $225           $244
      6.50%, 3/1/11                                             1,115          1,246
    Unilever Capital Corp.,
      5.90%, 11/15/32                                           1,600          1,632
--------------------------------------------------------------------------------------
                                                                               4,976
--------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.7%
    Appleton Papers, Inc.,
      12.50%, 12/15/08                                            550            600
    International Paper Co.,
      6.75%, 9/1/11                                             1,760          1,985
    Smurfit-Stone Container Corp.,
      8.25%, 10/1/12                                              750            784
    Weyerhaeuser Co.,
      6.13%, 3/15/07                                            1,325          1,454
--------------------------------------------------------------------------------------
                                                                               4,823
--------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.1%
    Advanced Medical Optics, Inc.,
      9.25%, 7/15/10                                              550            602
--------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.1%
    Pacificare Health Systems,
      10.75%, 6/1/09                                              750            863
--------------------------------------------------------------------------------------
HOME BUILDERS - 0.1%
    WCI Communities, Inc.,
      10.63%, 2/15/11                                             500            548
William Lyon Homes, Inc.,
      10.75%, 4/1/13                                              250            271
--------------------------------------------------------------------------------------
                                                                                 819
--------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS/WARES - 0.1%
    Avery Dennison Corp.,
      4.88%, 1/15/13                                               50             51
      6.00%, 1/15/33                                              565            575
--------------------------------------------------------------------------------------
                                                                                 626
--------------------------------------------------------------------------------------
HOUSEWARES - 0.1%
    Newell Rubbermaid, Inc.,
      4.00%, 5/1/10                                               950            915
--------------------------------------------------------------------------------------
INSURANCE - 0.6%
    AIG SunAmerica Global Financing IX, (1)
      6.90%, 3/15/32                                            2,100          2,423
    American International Group, (1)
      4.25%, 5/15/13                                            1,575          1,519

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  34  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT        VALUE
                                                               (000S)        (000S)
CORPORATE BONDS - 35.2% - CONTINUED
INSURANCE - 0.6% - (CONTINUED)
    Metlife, Inc.,
      5.38%, 12/15/12                                             $50            $52
--------------------------------------------------------------------------------------
                                                                               3,994
--------------------------------------------------------------------------------------
IRON/STEEL - 0.0%
    United States Steel LLC,
      10.75%, 8/1/08                                              300            320
--------------------------------------------------------------------------------------
LODGING - 0.1%
    Hammons (John Q.) Hotels, Inc.,
      8.88%, 5/15/12                                              500            541
--------------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 0.3%
    John Deere Capital Corp.,
      3.90%, 1/15/08                                              925            952
    Joy Global, Inc.,
      8.75%, 3/15/12                                              500            551
    Manitowoc Co.,
      10.50%, 8/1/12                                              675            770
--------------------------------------------------------------------------------------
                                                                               2,273
--------------------------------------------------------------------------------------
MEDIA - 3.8%
    American Media Operation, Inc., Series B,
      10.25%, 5/1/09                                              750            802
    AOL Time Warner, Inc.,
      7.75%, 6/15/05                                              200            218
      6.13%, 4/15/06                                              725            786
      6.15%, 5/1/07                                             1,300          1,429
      6.88%, 5/1/12                                             1,345          1,509
      6.95%, 1/15/28                                            1,450          1,531
    Block Communications, Inc.,
      9.25%, 4/15/09                                              550            588
    Clear Channel Communications, Inc.,
      6.00%, 11/1/06                                              710            776
      4.40%, 5/15/11                                              825            813
    Comcast Cable Communications,
      6.38%, 1/30/06                                            1,870          2,032
      6.75%, 1/30/11                                            2,500          2,819
    Comcast Corp.,
      6.50%, 1/15/15                                              300            331
    Continental Cablevision,
      8.30%, 5/15/06                                              380            430
    COX Communications, Inc.,
      7.75%, 8/15/06                                              222            254
      7.13%, 10/1/12                                            1,315          1,519
    COX Enterprises, Inc., (1)
      4.38%, 5/1/08                                              $465           $477
    Dex Media East LLC/Dex Media East Finance Co.,
      12.13%, 11/15/12                                            750            906
    Dex Media West LLC/Dex Media Finance Co., (1)
      9.88%, 8/15/13                                              325            367
    Disney (The Walt) Co.,
      7.00%, 3/1/32                                               450            507
    Donnelley (R.H.) Finance Corp. I, (1)
      10.88%, 12/15/12                                          1,000          1,180
    Gray Television, Inc.,
      9.25%, 12/15/11                                             500            551
    Houghton Mifflin Co.,
      9.88%, 2/1/13                                               700            742
    News America Holdings, Inc.,
      7.60%, 10/11/15                                           1,140          1,358
    News America, Inc.,
      6.63%, 1/9/08                                               453            508
    Reed Elsevier Capital, Inc.,
      6.13%, 8/1/06                                             1,245          1,373
    TransWestern Publishing Co.,
      9.63%, 11/15/07                                             750            774
    Viacom, Inc.,
      5.50%, 5/15/33                                            1,510          1,428
    Xm Satellite Radio, Inc., (1)
      12.00%, 6/15/10                                             500            541
--------------------------------------------------------------------------------------
                                                                              26,549
--------------------------------------------------------------------------------------
METAL FABRICATION/HARDWARE - 0.1%
    Wolverine Tube, Inc.,
      10.50%, 4/1/09                                              500            503
--------------------------------------------------------------------------------------
MINING - 0.1%
    Alcoa, Inc.,
      5.88%, 6/1/06                                               700            767
--------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 0.5%
    General Electric Co.,
      5.00%, 2/1/13                                             1,750          1,794
    SPX Corp.,
      6.25%, 6/15/11                                              500            496
    Textron Financial Corp.,
      2.75%, 6/1/06                                               470            470
      5.88%, 6/1/07                                               395            430
--------------------------------------------------------------------------------------
                                                                               3,190
--------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  35  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND (CONTINUED)

                                                             PRINCIPAL
                                                               AMOUNT        VALUE
                                                               (000S)        (000S)
CORPORATE BONDS - 35.2% - CONTINUED
OFFICE/BUSINESS EQUIPMENT - 0.1%
    Xerox Corp.,
      7.63%, 6/15/13                                             $550           $542
--------------------------------------------------------------------------------------
OIL & GAS - 1.4%
    ConocoPhillips,
      4.75%, 10/15/12                                             560            571
      5.90%, 10/15/32                                             780            794
    Devon Energy Corp.,
      2.75%, 8/1/06                                               380            383
      7.95%, 4/15/32                                              970          1,199
    Devon Financing Corp.,
      6.88%, 9/30/11                                              840            964
    Marathon Oil Corp.,
      6.00%, 7/1/12                                             1,440          1,565
    Tesoro Petroleum Corp.,
      9.63%, 11/1/08                                              600            597
    Union Oil Co. of California,
      5.05%, 10/1/12                                              860            879
      7.50%, 2/15/29                                              960          1,113
    Valero Energy Corp.,
      6.88%, 4/15/12                                            1,000          1,116
      4.75%, 6/15/13                                              530            508
--------------------------------------------------------------------------------------
                                                                               9,689
--------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.4%
    Comstock Resources, Inc.,
      11.25%, 5/1/07                                              750            814
    Magnum Hunter Resources, Inc.,
      9.60%, 3/15/12                                              750            817
    Swift Energy Co.,
      9.38%, 5/1/12                                               750            810
--------------------------------------------------------------------------------------
                                                                               2,441
--------------------------------------------------------------------------------------
OIL & GAS SERVICES - 0.3%
    AmeriGas Partners LP,
      8.88%, 5/20/11                                              500            536
    Baker Hughes, Inc.,
      6.88%, 1/15/29                                              760            874
    Ferrellfas Partners LP,
      8.75%, 6/15/12                                              750            803
--------------------------------------------------------------------------------------
                                                                               2,213
--------------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 0.1%
    Owens-Brockway,
      7.75%, 5/15/11                                            1,000          1,035
--------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
    aaiPharma, Inc.,
      11.00%, 4/1/10                                             $750           $836
    Athena Neurosciences Finance LLC,
      7.25%, 2/21/08                                              750            608
    Wyeth,
      5.25%, 3/15/13                                              780            809
--------------------------------------------------------------------------------------
                                                                               2,253
--------------------------------------------------------------------------------------
PIPELINES - 0.4%
    Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                            2,035          2,197
    EL Paso Corp.,
      7.88%, 6/15/12                                              450            378
    Williams Cos, Inc.,
      8.63%, 6/1/10                                               450            478
--------------------------------------------------------------------------------------
                                                                               3,053
--------------------------------------------------------------------------------------
REAL ESTATE - 0.1%
    LNR Property Corp.,
      10.50%, 1/15/09                                             400            426
--------------------------------------------------------------------------------------
REITS - 0.2%
    Felcor Lodging LP,
      9.50%, 9/15/08                                              500            537
    Host Marriott LP,
      9.50%, 1/15/07                                            1,000          1,095
--------------------------------------------------------------------------------------
                                                                               1,632
--------------------------------------------------------------------------------------
REMEDIATION SERVICES - 0.1%
    Allied Waste North America,
      9.25%, 9/1/12                                               750            829
--------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
    Carrols Corp.,
      9.50%, 12/1/08                                              375            380
--------------------------------------------------------------------------------------
RETAIL - 0.3%
    Hollywood Entertainment Corp.,
      9.63%, 3/15/11                                              850            925
    Rite Aid Corp.,
      11.25%, 7/1/08                                              175            196
    Target Corp.,
      5.38%, 6/15/09                                              960          1,047
--------------------------------------------------------------------------------------
                                                                               2,168
--------------------------------------------------------------------------------------
SEMICONDUCTORS - 0.2%
    AMI Semiconductor, Inc.,
      10.75%, 2/1/13                                              450            509

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  36  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT        VALUE
                                                               (000S)        (000S)
CORPORATE BONDS - 35.2% - CONTINUED
SEMICONDUCTORS - 0.2% - (CONTINUED)
    Amkor Technology, Inc.,
      9.25%, 2/15/08                                             $500           $540
    ON Semiconductor Corp.,
      12.00%, 3/15/10                                             500            586
--------------------------------------------------------------------------------------
                                                                               1,635
--------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
    Kroger Co.,
      6.20%, 6/15/12                                            1,200          1,312
    Roundy's, Inc.,
      8.88%, 6/15/12                                              500            522
    Stater Brothers Holdings,
      10.75%, 8/15/06                                             750            786
--------------------------------------------------------------------------------------
                                                                               2,620
--------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.2%
    AT&T Corp.,
      7.30%, 11/15/11                                             410            474
    AT&T Corp., Senior Notes,
      8.00%, 11/15/31                                             805            953
    AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                               750            854
      7.88%, 3/1/11                                               545            634
      8.75%, 3/1/31                                               875          1,082
    Dobson Communications Corp., (1)
      8.88%, 10/1/13                                              250            253
    Nextel Partners, Inc.,
      12.50%, 11/15/09                                            250            285
    Qwest Services Corp., (1)
      13.00%, 12/15/07                                            850            952
    Sprint Capital Corp.,
      7.63%, 1/30/11                                              900          1,015
      8.38%, 3/15/12                                            1,700          2,005
      8.75%, 3/15/32                                            1,100          1,307
    Triton PCS, Inc.,
      9.38%, 2/1/11                                               400            407
    Verizon of New Jersey, Inc.,
      5.88%, 1/17/12                                            2,115          2,296
    Verizon of New England, Inc.,
      6.50%, 9/15/11                                            2,200          2,477
    Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                             550            595
--------------------------------------------------------------------------------------
                                                                              15,589
--------------------------------------------------------------------------------------
TEXTILES - 0.1%
    Dan River, Inc., (1)
      12.75%, 4/15/09                                            $450           $351
--------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
    Burlington Northern Santa Fe Corp.,
      6.70%, 8/1/28                                               815            885
    CSX Corp.,
      6.75%, 3/15/11                                              850            973
    Evergreen International Aviation, Inc., (1)
      12.00%, 5/15/10                                             550            500
    Norfolk Southern Corp.,
      7.35%, 5/15/07                                              715            817
      7.25%, 2/15/31                                              735            851
    Overseas Shipholding Group,
      8.25%, 3/15/13                                            1,000          1,045
--------------------------------------------------------------------------------------
                                                                               5,071
--------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $235,530)                                                              244,079

                                                             PRINCIPAL
                                                              AMOUNT         VALUE
                                                             (000S)(3)       (000S)
FOREIGN BONDS - 0.4%
CHEMICALS - 0.1%
    Rhodia S.A.,
      9.25%, 6/1/11                                               300            335
--------------------------------------------------------------------------------------
DEFENSE - 0.1%
    ASPropulsion Capital BV, (1)
      9.63%, 10/1/13                                              800            976
--------------------------------------------------------------------------------------
ENTERTAINMENT - 0.0%
    EMI Group PLC, (1)
      8.63%, 10/15/13                                             250            291
--------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.1%
    Safilo Capital International,
      9.63%, 5/15/13                                              600            605
--------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 0.1%
    Fresenius Financial, (1)
      7.75%, 4/30/09                                              500            611
--------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS
(COST $2,814)                                                                  2,818

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  37  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  FIXED INCOME FUND (CONTINUED)

                                                             PRINCIPAL
                                                               AMOUNT        VALUE
                                                               (000S)        (000S)
FOREIGN ISSUER BONDS - 4.2%
AEROSPACE/DEFENSE - 0.1%
    Dunlop Standard Aerospace Holdings PLC,
      Senior Notes,
      11.88%, 5/15/09                                            $750           $810
--------------------------------------------------------------------------------------
BANKS - 0.1%
    National Westminster Bank PLC,
      7.38%, 10/1/09                                              770            914
--------------------------------------------------------------------------------------
BEVERAGES - 0.0%
    Diageo Capital PLC,
      3.38%, 3/20/08                                              100            101
--------------------------------------------------------------------------------------
CHEMICALS - 0.1%
    Avecia Group PLC,
      11.00%, 7/1/09                                              500            437
--------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.1%
    NYCO Holdings 2, (1)
      11.50%, 3/31/13                                             750            917
--------------------------------------------------------------------------------------
INSURANCE - 0.1%
    Fairfax Financial Holdings Ltd.,
      7.38%, 3/15/06                                              500            500
--------------------------------------------------------------------------------------
IRON/STEEL - 0.1%
    IPSCO, Inc., (1)
      8.75%, 6/1/13                                               375            392
--------------------------------------------------------------------------------------
MINING - 0.1%
    BHP Billiton Finance USA BV,
      4.80%, 4/15/13                                              710            723
--------------------------------------------------------------------------------------
OIL & GAS - 0.2%
    EnCana Corp.,
      4.75%, 10/15/13                                           1,235          1,245
--------------------------------------------------------------------------------------
REGIONAL - 0.6%
    Province of Quebec,
      5.50%, 4/11/06                                            4,205          4,554
--------------------------------------------------------------------------------------
SEMICONDUCTORS - 0.1%
    Chippac International Co. Ltd.,
      12.75%, 8/1/09                                              750            836
--------------------------------------------------------------------------------------
SPECIAL PURPOSE - 0.1%
    Eircom Funding, (1)
      8.25%, 8/15/13                                              250            308
--------------------------------------------------------------------------------------
SOVEREIGN - 0.7%
    Brazilian Government International Bond,
      10.25%, 6/17/13                                             375            367
    Mexico Government International Bond,
      6.38%, 1/16/13                                            3,530          3,724
    Turkey Government International Bond,
      9.50%, 1/15/14                                             $675           $690
--------------------------------------------------------------------------------------
                                                                               4,781
--------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.5%
    British Telecommunications PLC,
      8.38%, 12/15/10                                             275            338
      8.88%, 12/15/30                                           1,740          2,281
    Deutsche Telekom International Finance BV,
      8.25%, 6/15/05                                            1,320          1,454
      8.75%, 6/15/30                                              525            666
    France Telecom,
      9.00%, 3/1/11                                             1,600          1,954
      9.75%, 3/1/31                                               575            768
    Royal KPN N.V.,
      8.00%, 10/1/10                                            1,450          1,753
    Vodafone Group PLC,
      6.25%, 11/30/32                                           1,050          1,083
--------------------------------------------------------------------------------------
                                                                              10,297
--------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
    General Maritime Corp.,
      10.00%, 3/15/13                                             750            838
    Stena AB,
      9.63%, 12/1/12                                            1,000          1,088
--------------------------------------------------------------------------------------
                                                                               1,926
--------------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
(COST $27,848)                                                                28,741

U.S. GOVERNMENT AGENCIES - 41.0%
FANNIE MAE - 34.4%
      1.88%, 9/15/05                                            5,000          5,028
      5.00%, 5/14/07                                            1,890          1,935
      6.00%, 1/18/12                                            1,030          1,076
      4.63%, 5/1/13                                             1,530          1,521
      5.00%, 10/15/33                                          11,925         11,925
    Pool #254767,
      5.50%, 6/1/33                                             6,822          6,964
    Pool #254869,
      5.50%, 9/1/33                                            19,917         20,330
    Pool #535714,
      7.50%, 1/1/31                                             1,221          1,303

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  38  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                             PRINCIPAL
                                                               AMOUNT        VALUE
                                                               (000S)        (000S)
U.S. GOVERNMENT AGENCIES - 41.0% - CONTINUED
FANNIE MAE - 34.4% - (CONTINUED)
    Pool #535982,
      7.50%, 5/1/31                                            $2,937         $3,135
    Pool #535996,
      7.50%, 6/1/31                                             3,199          3,414
    Pool #545003,
      8.00%, 5/1/31                                                86             93
    Pool #545437,
      7.00%, 2/1/32                                             2,875          3,042
    Pool #545757,
      7.00%, 6/1/32                                            13,562         14,353
    Pool #555189,
      7.00%, 6/1/32                                             8,597          9,095
    Pool #555531,
      5.50%, 6/1/33                                            57,535         58,731
    Pool #555591,
      5.50%, 7/1/33                                            14,050         14,342
    Pool #555750,
      5.00%, 9/1/18                                            29,902         30,666
    Pool #581806,
      7.00%, 6/1/32                                             4,466          4,727
    Pool #667012,
      5.50%, 11/1/17                                           19,062         19,734
    Pool #709246,
      5.50%, 7/1/33                                             5,300          5,411
    Pool #729045,
      5.50%, 8/1/33                                             7,012          7,157
    Pool TBA, (2)
      6.00%, 1/10/29                                           14,575         15,040
--------------------------------------------------------------------------------------
                                                                             239,022
--------------------------------------------------------------------------------------
FREDDIE MAC - 3.6%
      1.50%, 8/15/05                                            1,730          1,729
      2.88%, 9/15/05                                            2,675          2,739
      2.75%, 8/15/06                                            7,770          7,895
      5.75%, 4/29/09                                            4,500          4,605
      4.50%, 7/15/13                                            2,650          2,676
    CMO, Series 2407, Class BJ,
      6.50%, 1/15/32                                            4,725          5,053
--------------------------------------------------------------------------------------
                                                                              24,697
--------------------------------------------------------------------------------------
FREDDIE MAC GOLD - 0.7%
    Pool #C00835,
      6.50%, 7/1/29                                               896            936
    Pool #C00910,
      7.50%, 1/1/30                                            $3,540         $3,787
--------------------------------------------------------------------------------------
                                                                               4,723
--------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II - 2.3%
    Pool #003362,
      6.00%, 3/20/33                                           15,607         16,171
--------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $281,725)                                                              284,613

U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. TREASURY BONDS - 1.6%
      7.50%, 11/15/16                                           3,655          4,771
      8.88%, 2/15/19                                            2,000          2,935
      6.50%, 11/15/26                                             970          1,173
      6.13%, 11/15/27                                           2,295          2,658
--------------------------------------------------------------------------------------
                                                                              11,537
--------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 0.7%
      2.38%, 8/15/06                                            1,700          1,723
      3.13%, 9/15/08                                            1,925          1,952
      4.25%, 8/15/13                                            1,010          1,035
--------------------------------------------------------------------------------------
                                                                               4,710
--------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $15,385)                                                                16,247

MUNICIPAL BONDS - 1.1%
ILLINOIS - 0.5%
    Illinois State Taxable Pension G.O.
      Unlimited Bonds,
      3.90%, 6/1/13                                             1,230          1,177
      5.10%, 6/1/33                                             2,500          2,324
--------------------------------------------------------------------------------------
                                                                               3,501
--------------------------------------------------------------------------------------
NEW JERSEY - 0.4%
    New Jersey State Turnpike Authority
      Revenue Bonds, Series B,
      4.25%, 1/1/16                                             2,425          2,340
--------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  39  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  FIXED INCOME FUND (CONTINUED)

                                                             PRINCIPAL
                                                               AMOUNT        VALUE
                                                               (000S)        (000S)
MUNICIPAL BONDS - 1.1% - CONTINUED
OREGON - 0.2%
    Oregon State Community College Districts Revenue
      Bonds, Series B (FGIC Insured),
      5.60%, 6/30/28                                           $1,600         $1,604
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $7,733)                                                                  7,445

                                                              NUMBER       VALUE
                                                             OF SHARES     (000S)
WARRANT - 0.0%
    Leap Wireless International, Exp. 4/15/10 (1) *               500              -
--------------------------------------------------------------------------------------
TOTAL WARRANT
(COST $5)                                                                          -

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)      (000S)
SHORT-TERM INVESTMENTS - 8.3%
    ETD EF Branch Bank, Eurodollar Time Deposit,
      1.07%, 10/1/03                                           $2,000          2,000
    Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.09%, 10/1/03                                           55,525         55,525
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $57,525)                                                                57,525

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.5%
(COST $704,630)                                                              718,595
    Liabilities less Other Assets - (3.5)%                                   (24,161)
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                         $694,434

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKERS, OR IF NOT AVAILABLE IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRUSTEES OF NORTHERN FUNDS. AT SEPTEMBER 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $19,942,000 OR 2.9% OF NET ASSETS.

(2) WHEN-ISSUED SECURITY.

(3) PRINCIPAL AMOUNTS STATED IN LOCAL CURRENCIES.

*   NON-INCOME PRODUCING SECURITY.

At September 30, 2003, the Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                                       CONTRACT      CONTRACT
                                        AMOUNT        AMOUNT
                                        (LOCAL         (U.S.      UNREALIZED
CONTRACT                 DELIVERY      CURRENCY)     DOLLARS)     GAIN/(LOSS)
  TYPE       CURRENCY       DATE        (000S)        (000S)         (000S)
Buy        Euro           10/2/03         1,074       $1,245           $6
Sell       Euro           10/3/03           787          911           (7)
-------------------------------------------------------------------------------
Total                                                                 $(1)

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  40  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2003 (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                                                                  PRINCIPAL
                                                                                    AMOUNT      VALUE
                                                                                    (000S)      (000S)
MUNICIPAL BONDS - 95.9%
CALIFORNIA - 5.7%
   California State Department of Water
      Resources Power Supply
      Revenue Bonds, Series A,
      5.50%, 5/1/10                                                                 $1,000         $1,123
   Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      5.75%, 6/1/22                                                                  2,000          2,104
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,227
-----------------------------------------------------------------------------------------------------------
FLORIDA - 81.6%
   Capital Projects Finance Authority
      Student Housing Revenue Bonds,
      Series F-1, Capital Projects Loan
      Program (MBIA Insured),
      4.50%, 10/1/06                                                                   575            623
   Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                                                                    300            316
   Dade County G.O. Unlimited Refunding
      Bonds (MBIA Insured),
      6.50%, 10/1/10                                                                   400            488
   Dade County School District G.O.
      Unlimited Bonds (MBIA Insured),
      5.40%, 8/1/04                                                                  1,500          1,570
   Florida Municipal Loan Council Revenue
      Bonds, Series A (MBIA Insured),
      5.25%, 5/1/13                                                                  2,180          2,463
   Florida State Board of Education G.O.
      Unlimited Bonds, Series A, Public
      Education, Prerefunded,
      6.10%, 6/1/04                                                                    500            522
   Florida State Board of Education G.O.
      Unlimited Bonds, Series D, Public
      Education Capital Outlay,
      5.38%, 6/1/15                                                                  2,085          2,343
   Florida State Board of Education G.O.
      Unlimited Bonds, Series E,
      Prerefunded,
      5.20%, 6/1/04                                                                  1,040          1,079
   Florida State Board of Education G.O.
      Unlimited Refunding Bonds, Series B,
      Public Education,
      4.00%, 6/1/04                                                                  1,880          1,918
   Gainesville Utility Systems Revenue
      Bonds, Series A,
      5.25%, 10/1/15                                                                $1,065         $1,199
      5.25%, 10/1/16                                                                 1,120          1,251
   Greater Orlando Aviation Authority
      Revenue Refunding Bonds, Series A
      (FSA Insured),
      5.00%, 10/1/13                                                                 3,650          4,053
      5.00%, 10/1/15                                                                 2,000          2,188
   Heritage Palms Community Development
      District Capital Improvement
      Revenue Bonds,
      6.25%, 11/1/04                                                                   510            515
   Hillsborough County Aviation Authority
      Revenue Bonds, Series A (AMT),
      Tampa International Airport
      (MBIA Insured),
      5.25%, 10/1/09                                                                 1,000          1,116
   Hillsborough County School Board COP
      (MBIA Insured), Prerefunded,
      5.90%, 7/1/04                                                                  1,000          1,056
   Inland Protection Financing Corp.
      Revenue Bonds (FSA Insured),
      Prerefunded, Escrowed to Maturity,
      5.00%, 1/1/04                                                                  1,100          1,111
   Jacksonville Electric Authority Revenue
      Bonds, Series 3C, Electric System,
      5.63%, 10/1/35                                                                   500            501
   Jacksonville Excise Tax Revenue
      Refunding Bonds, Series C
      (MBIA Insured),
      5.25%, 10/1/16                                                                 1,300          1,403
   Jacksonville Sales Tax Improvement &
      Revenue Refunding Bonds
      (FGIC Insured),
      5.38%, 10/1/15                                                                 2,000          2,256
   Jacksonville St. John's River Power Park
      System Revenue Refunding Bonds,
      Series 2-17,
      5.25%, 10/1/10                                                                   700            795
   Miami-Dade County Aviation Revenue
      Bonds, Series D, Miami International
      Airport (MBIA Insured),
      5.25%, 10/1/15                                                                 2,000          2,179
   Orlando Utilities Commission Water &
      Electricity Revenue Refunding Bonds,
      5.75%, 10/1/05                                                                   100            109

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  41  FIXED INCOME FUNDS

FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS
  FLORIDA INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT      VALUE
                                                                                    (000S)      (000S)

MUNICIPAL BONDS - 95.9% - CONTINUED
FLORIDA - 81.6% - (CONTINUED)
   Orlando Utilities Commission Water and
      Electric Revenue Refunding Bonds,
      Series A,
      5.00%, 10/1/15                                                                $3,000         $3,260
   Palm Beach County Criminal Justice
      Facilities Revenue Bonds
      (FGIC Insured), Prerefunded,
      5.90%, 6/1/04                                                                  1,400          1,474
   Palm Beach County G.O. Unlimited
      Refunding Bonds, Series B,
      6.50%, 7/1/10                                                                    250            305
   Palm Beach County School Board
      Refunding COP, Series E
      (AMBAC Insured),
      5.25%, 8/1/10                                                                  1,000          1,141
   Port St. Lucie Utilities Revenue Bonds
      (FGIC Insured), Prerefunded,
      6.00%, 9/1/04                                                                  1,000          1,046
   South Florida Water Management District
      Special Obligation Limited Acquisition
      Revenue Refunding Bonds
      (AMBAC Insured),
      5.25%, 10/1/13                                                                 1,250          1,425
   St. Lucie County Sales Tax Revenue
      Refunding Bonds (MBIA Insured),
      5.25%, 10/1/18                                                                 2,190          2,416
      5.25%, 10/1/20                                                                 1,930          2,099
   St. Petersburg Excise Tax Revenue
      Refunding Bonds (FGIC Insured),
      5.15%, 10/1/12                                                                 2,000          2,264
   Vista Lakes Community Development
      District Capital Improvement Revenue
      Bonds, Series B,
      6.35%, 5/1/05                                                                     70             71
-----------------------------------------------------------------------------------------------------------
                                                                                                   46,555
-----------------------------------------------------------------------------------------------------------
PUERTO RICO - 3.9%
   Puerto Rico Electric Power Authority
      Revenue Bonds, Series T, Prerefunded,
      6.38%, 7/1/04                                                                  1,000          1,060
   Puerto Rico Municipal Financing Agency
      G.O. Unlimited Bonds, Series A
      (FSA Insured),
      6.00%, 8/1/15                                                                  1,000          1,173
-----------------------------------------------------------------------------------------------------------
                                                                                                    2,233
-----------------------------------------------------------------------------------------------------------
TEXAS - 2.8%
   Panhandle Regional Housing Finance
      Agency Revenue Bonds, Series A
      (Colld. by U.S. Government Securities),
      6.50%, 7/20/21                                                                  $500           $547
   Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      5.50%, 10/1/10                                                                 1,000          1,067
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,614
-----------------------------------------------------------------------------------------------------------
VIRGIN ISLANDS - 1.9%
   Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts Tax Lien
      Notes,
      5.63%, 10/1/10                                                                 1,000          1,092
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $53,704)                                                                                     54,721

                                                                                   NUMBER         VALUE
                                                                                  OF SHARES       (000S)
OTHER - 1.0%
   AIM Tax Exempt Cash Reserve Fund                                                327,564            328
   Dreyfus Municipal Money Market Fund                                             232,006            232
-----------------------------------------------------------------------------------------------------------
TOTAL OTHER
(COST $560)                                                                                           560

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
SHORT-TERM INVESTMENTS - 5.5%
   Jacksonville Health Facilities Authority
      Hospital Revenue VRDB, Baptist
      Medical Center Project,
      1.25%, 10/1/03                                                                $1,700          1,700
   Orange County School Board COP VRDB,
      Series B (AMBAC Insured),
      1.20%, 10/1/03                                                                 1,450          1,450
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $3,150)                                                                                       3,150

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.4%
(COST $57,414)                                                                                     58,431
   Liabilities less Other Assets - (2.4)%                                                          (1,376)
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                               $57,055

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  42  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

At September 30, 2003, the Florida Intermediate Tax-Exempt Fund's investment were diversified as follows:

INDUSTRY SECTOR                             PERCENTAGE
Airport                                           16.3%
General                                           26.0
Power                                              7.8
School District                                   12.7
Utilities                                         11.7
All other sectors less than 5%                    25.5
--------------------------------------------------------

Total                                            100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  43  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  GLOBAL FIXED INCOME FUND

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                   (000S)(1)      (000S)
DEBT OBLIGATIONS - 91.6%
BRITISH POUND STERLING - 8.8%
   Treasury of Great Britain,
      7.50%, 12/7/06                                                                   650         $1,185
      7.25%, 12/7/07                                                                 1,150          2,126
      5.75%, 12/7/09                                                                   147            262
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,573
-----------------------------------------------------------------------------------------------------------
CANADIAN DOLLAR - 2.5%
   Government of Canada,
      6.00%, 9/1/05                                                                  1,290          1,011
-----------------------------------------------------------------------------------------------------------
DANISH KRONE - 2.9%
   Government of Denmark,
      8.00%, 3/15/06                                                                 2,000            353
      4.00%, 8/15/08                                                                 5,000            805
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,158
-----------------------------------------------------------------------------------------------------------
EURO - 45.0%
   Bundesobligation,
      5.00%, 2/17/06                                                                 1,835          2,259
      4.50%, 8/18/06                                                                   500            612
   Buoni Poliennali Del Tesoro,
      4.75%, 3/15/06                                                                   180            221
      4.50%, 5/1/09                                                                    500            615
      5.25%, 11/1/29                                                                   590            719
   Deutsche Bundesrepublik,
      6.25%, 1/4/24                                                                    450            626
      6.50%, 7/4/27                                                                    990          1,430
   French Treasury Note BTAN,
      3.50%, 7/12/04                                                                   400            471
      4.75%, 7/12/07                                                                   650            806
      3.00%, 7/12/08                                                                 1,064          1,228
   Government of Austria,
      3.90%, 10/20/05                                                                  550            660
      5.88%, 7/15/06                                                                   275            348
   Government of Belgium,
      5.75%, 9/28/10                                                                   500            656
      5.00%, 9/28/11                                                                   900          1,131
   Government of Finland,
      5.00%, 7/4/07                                                                    500            625
   Government of France O.A.T.,
      4.00%, 10/25/09                                                                  500            600
      4.75%, 10/25/12                                                                  500            619
   Government of Ireland,
      4.25%, 10/18/07                                                                  800            975
   Government of Netherlands,
      5.75%, 2/15/07                                                                 1,000         $1,274
   Government of Spain,
      4.25%, 10/31/07                                                                  600            731
      4.00%, 1/31/10                                                                   400            479
   Portugal Obrigacoes do Tesouro OT,
      4.88%, 8/17/07                                                                   943          1,173
-----------------------------------------------------------------------------------------------------------
                                                                                                   18,258
-----------------------------------------------------------------------------------------------------------
JAPANESE YEN - 12.7%
   Government of Japan Ten Year Bonds,
      1.80%, 9/21/09                                                               200,000          1,891
      1.90%, 6/21/10                                                                75,000            712
      1.40%, 9/20/11                                                                90,000            817
      1.50%, 3/20/12                                                                15,000            137
      0.80%, 3/20/13                                                               130,000          1,103
   Government of Japan Twenty Year Bonds,
      1.90%, 3/22/21                                                                55,000            502
-----------------------------------------------------------------------------------------------------------
                                                                                                    5,162
-----------------------------------------------------------------------------------------------------------
SWEDISH KRONA - 3.4%
   Government of Sweden,
      3.50%, 4/20/06                                                                 8,500          1,103
      9.00%, 4/20/09                                                                 1,600            257
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,360
-----------------------------------------------------------------------------------------------------------
UNITED STATES DOLLAR - 16.3%
   Freddie Mac,
      5.13%, 7/15/12                                                                   750            797
   U.S. Treasury Bonds,
      8.75%, 5/15/17                                                                   600            862
      6.38%, 8/15/27                                                                   750            895
   U.S. Treasury Notes,
      1.88%, 9/30/04                                                                   500            504
      1.13%, 6/30/05                                                                 1,500          1,495
      3.00%, 2/15/08                                                                 1,196          1,217
      5.50%, 5/15/09                                                                   500            566
      4.38%, 8/15/12                                                                   260            271
-----------------------------------------------------------------------------------------------------------
                                                                                                    6,607
-----------------------------------------------------------------------------------------------------------
TOTAL DEBT OBLIGATIONS
(COST $34,222)                                                                                     37,129

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  44  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT         VALUE
                                                                                    (000S)         (000S)
SHORT-TERM INVESTMENT - 8.1%
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.09%, 10/1/03                                                                $3,288         $3,288
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $3,288)                                                                                       3,288

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7%
(COST $37,510)                                                                                     40,417
   Other Assets less Liabilities - 0.3%                                                               132
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                               $40,549

(1) PRINCIPAL AMOUNTS STATED IN LOCAL CURRENCIES.

At September 30, 2003, the Global Fixed Income Fund's investments were diversified as follows:

INDUSTRY SECTOR                             PERCENTAGE
Foreign Governments                               76.0%
U.S. Government Obligations                       14.1
U.S. Government Agencies                           2.0
Cash                                               7.9
--------------------------------------------------------

Total                                            100.0%

At September 30, 2003, the Global Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                                           CONTRACT    CONTRACT
                                            AMOUNT      AMOUNT
                                            (LOCAL      (U.S.       UNREALIZED
CONTRACT                        DELIVERY   CURRENCY)   DOLLARS)     GAIN/(LOSS)
  TYPE           CURRENCY         DATE      (000S)      (000S)        (000S)
Sell             Euro           10/14/03       3,635     $4,111          $(121)
                 British
Sell             Pound          10/14/03       1,900      3,069            (85)
                 British
Buy              Pound          10/14/03         950      1,533             44
                 Japanese
Sell             Yen            10/14/03     176,512      1,533            (48)
                 Japanese
Buy              Yen            10/14/03     961,924      8,253            360
                 Japanese
Buy              Yen             10/3/03      88,300        794             (3)
                 Swedish
Sell             Krona          10/14/03       8,535      1,055            (48)
---------------------------------------------------------------------------------

Total                                                                      $99

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  45  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  HIGH YIELD FIXED INCOME FUND

                                                                                   NUMBER         VALUE
                                                                                  OF SHARES       (000S)
COMMON STOCK - 0.7%
REITS - 0.7%
   iStar Financial, Inc.                                                           100,000         $3,895
-----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $2,887)                                                                                       3,895

CONVERTIBLE PREFERRED STOCKS - 3.9%
DIVERSIFIED FINANCIAL SERVICES - 0.5%
   Doral Financial Corp. - New York (1)                                             11,600          2,920
-----------------------------------------------------------------------------------------------------------
INSURANCE - 0.8%
   Chubb Corp.                                                                     178,000          4,940
-----------------------------------------------------------------------------------------------------------
MACHINERY - DIVERSIFIED - 0.5%
   Cummins Capital Trust I                                                          48,500          2,868
-----------------------------------------------------------------------------------------------------------
REITS - 2.1%
   iStar Financial, Inc.                                                           125,000          3,181
   Sovereign Real Estate Investment Corp. (1)                                        6,450          9,546
-----------------------------------------------------------------------------------------------------------
                                                                                                   12,727
-----------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $22,201)                                                                                     23,455

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
CONVERTIBLE BONDS - 3.6%
AUTO MANUFACTURERS - 0.6%
   Navistar Financial Corp.,
      4.75%, 4/1/09                                                                 $4,000          3,950
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
   IOS Capital LLC, (1)
      5.00%, 5/1/07                                                                  3,200          2,952
-----------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.3%
   Jabil Circuit, Inc., Puttable 5/15/04 @ Par,
      1.75%, 5/15/21                                                                 3,500          3,513
   SCI Systems, Inc.,
      3.00%, 3/15/07                                                                 4,450          4,044
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,557
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 1.2%
   Advanced Micro Devices, Inc.,
      Puttable 2/1/09 @ Par,
      4.75%, 2/1/22                                                                  4,000          3,565
   Fairchild Semiconductor International, Inc.,
      5.00%, 11/1/08                                                                $3,700         $3,626
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,191
-----------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
-----------------------------------------------------------------------------------------------------------
(COST $21,911)                                                                                     21,650

CORPORATE BONDS - 73.5%
AGRICULTURE - 0.9%
   Hines Nurseries, Inc., (1)
      10.25%, 10/1/11                                                                5,400          5,643
-----------------------------------------------------------------------------------------------------------
APPAREL - 1.2%
   Levi Strauss & Co.,
      12.25%, 12/15/12                                                               4,750          3,800
   Oxford Industries, Inc., (1)
      8.88%, 6/1/11                                                                  3,150          3,355
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,155
-----------------------------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT - 1.8%
   Accuride Corp.,
      9.25%, 2/1/08                                                                  5,500          5,486
   Stoneridge, Inc.,
      11.50%, 5/1/12                                                                 4,380          5,004
-----------------------------------------------------------------------------------------------------------
                                                                                                   10,490
-----------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 2.1%
   Associated Materials, Inc.,
      9.75%, 4/15/12                                                                 4,000          4,230
   Nortek, Inc.,
      9.88%, 6/15/11                                                                 3,350          3,543
   Wolverine Tube, Inc.,
      10.50%, 4/1/09                                                                 4,400          4,422
-----------------------------------------------------------------------------------------------------------
                                                                                                   12,195
-----------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 3.7%
   Charter Communications Holdings LLC,
      Senior Notes,
      10.75%, 10/1/09                                                                7,000          5,722
   DirecTV Holdings LLC, (1)
      8.38%, 3/15/13                                                                 4,275          4,820
   Insight Midwest LP, Senior Notes,
      10.50%, 11/1/10                                                                5,125          5,355
   Mediacom Broadband LLC,
      11.00%, 7/15/13                                                                5,575          5,868
-----------------------------------------------------------------------------------------------------------
                                                                                                   21,765
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  46  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
CORPORATE BONDS - 73.5% - CONTINUED
CHEMICALS - 3.7%
   Equistar Chemicals LP,
      10.13%, 9/1/08                                                                $2,000         $1,980
   Huntsman ICI Chemicals LLC,
      10.13%, 7/1/09                                                                 2,975          2,826
   Huntsman LLC, (1)
      11.63%, 10/15/10                                                               3,750          3,656
   ISP Chemco, Inc.,
      10.25%, 7/1/11                                                                 3,500          3,903
   Lyondell Chemical Co.,
      9.63%, 5/1/07                                                                  3,300          3,135
   PolyOne Corp.,
      10.63%, 5/15/10                                                                5,350          4,521
   Resolution Performance Products, Inc.,
      13.50%, 11/15/10                                                               2,475          2,215
-----------------------------------------------------------------------------------------------------------
                                                                                                   22,236
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.0%
   Affinity Group Holdings, Inc.,
      11.00%, 4/1/07                                                                 2,293          2,373
   Coinmach Corp.,
      9.00%, 2/1/10                                                                  6,300          6,709
   Corrections Corp. of America,
      9.88%, 5/1/09                                                                  5,600          6,286
   Stewart Enterprises, Inc.,
      10.75%, 7/1/08                                                                 2,700          3,024
   Williams Scotsman, Inc.,
      9.88%, 6/1/07                                                                  5,230          5,152
-----------------------------------------------------------------------------------------------------------
                                                                                                   23,544
-----------------------------------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 1.5%
   Elizabeth Arden, Inc.,
      11.75%, 2/1/11                                                                 3,375          3,847
   Playtex Products, Inc.,
      9.38%, 6/1/11                                                                  5,050          4,848
-----------------------------------------------------------------------------------------------------------
                                                                                                    8,695
-----------------------------------------------------------------------------------------------------------
ELECTRIC - 9.2%
   AES Corp.,
      9.50%, 6/1/09                                                                  8,500          8,755
   Aquila, Inc.,
      14.88%, 7/1/13                                                                 5,530          6,940
   Calpine Corp.,
      8.25%, 8/15/05                                                                 6,500          5,752
      8.50%, 7/15/10 (1)                                                             6,300          5,796
   CMS Energy Corp.,
      9.88%, 10/15/07                                                               $4,900         $5,243
   Dynegy Holdings, Inc., (1)
      9.88%, 7/15/10                                                                 6,550          6,845
   PSEG Energy Holdings, Senior Notes,
      10.00%, 10/1/09                                                                7,825          8,255
   TECO Energy, Inc.,
      10.50%, 12/1/07                                                                6,300          7,017
-----------------------------------------------------------------------------------------------------------
                                                                                                   54,603
-----------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.0%
   PerkinElmer, Inc.,
      8.88%, 1/15/13                                                                 5,490          5,984
-----------------------------------------------------------------------------------------------------------
FOOD - 1.2%
   Del Monte Corp.,
      9.25%, 5/15/11                                                                 3,600          3,951
   Luigino's, Inc., Senior Subordinated Notes,
      10.00%, 2/1/06                                                                 3,075          3,136
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,087
-----------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.4%
   Appleton Papers, Inc.,
      12.50%, 12/15/08                                                               5,050          5,504
   Smurfit-Stone Container Corp.,
      8.25%, 10/1/12                                                                 2,500          2,613
-----------------------------------------------------------------------------------------------------------
                                                                                                    8,117
-----------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.5%
   Advanced Medical Optics, Inc.,
      9.25%, 7/15/10                                                                 2,500          2,738
-----------------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.0%
   Pacificare Health Systems,
      10.75%, 6/1/09                                                                 5,360          6,164
-----------------------------------------------------------------------------------------------------------
HOME BUILDERS - 1.7%
   WCI Communities, Inc.,
      10.63%, 2/15/11                                                                4,300          4,708
      7.88%, 10/1/13 (1)                                                             1,800          1,805
   William Lyon Homes, Inc.,
      10.75%, 4/1/13                                                                 3,195          3,467
-----------------------------------------------------------------------------------------------------------
                                                                                                    9,980
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  47  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  HIGH YIELD FIXED INCOME FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
CORPORATE BONDS - 73.5% - CONTINUED
INSURANCE - 0.9%
   Crum & Forster Holdings Corp., (1)
      10.38%, 6/15/13                                                               $5,200         $5,655
-----------------------------------------------------------------------------------------------------------
IRON/STEEL - 0.6%
   United States Steel LLC,
      10.75%, 8/1/08                                                                 3,400          3,621
-----------------------------------------------------------------------------------------------------------
LODGING - 0.6%
   Hammons (John Q.) Hotels, Inc.,
      8.88%, 5/15/12                                                                 3,500          3,789
-----------------------------------------------------------------------------------------------------------
MACHINERY - CONSTRUCTION & MINING - 1.3%
   Joy Global, Inc.,
      8.75%, 3/15/12                                                                 3,000          3,307
   Manitowoc Co.,
      10.50%, 8/1/12                                                                 4,000          4,560
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,867
-----------------------------------------------------------------------------------------------------------
MEDIA - 8.4%
   American Media Operation, Inc., Series B,
      10.25%, 5/1/09                                                                 5,625          6,012
   Block Communications, Inc.,
      9.25%, 4/15/09                                                                 4,980          5,329
   CBD Media, Inc., (1)
      8.63%, 6/1/11                                                                  4,750          5,047
   Dex Media East LLC/Dex Media Finance Co.,
      12.13%, 11/15/12                                                               5,475          6,611
   Dex Media West LLC/Dex Media Finance Co., (1)
      9.88%, 8/15/13                                                                 3,075          3,475
   Donnelley (R.H.) Finance Corp. I, (1)
      10.88%, 12/15/12                                                               5,250          6,195
   Gray Television, Inc.,
      9.25%, 12/15/11                                                                3,325          3,666
   Houghton Mifflin Co.,
      9.88%, 2/1/13                                                                  4,225          4,478
   TransWestern Publishing Co.,
      9.63%, 11/15/07                                                                5,500          5,679
   Xm Satellite Radio, Inc., (1)
      12.00%, 6/15/10                                                                3,470          3,756
-----------------------------------------------------------------------------------------------------------
                                                                                                   50,248
-----------------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 2.7%
   Comstock Resources, Inc.,
      11.25%, 5/1/07                                                                 6,750          7,324
   Magnum Hunter Resources, Inc.,
      9.60%, 3/15/12                                                                 3,475          3,788
   Swift Energy Co.,
      9.38%, 5/1/12                                                                 $4,575         $4,941
-----------------------------------------------------------------------------------------------------------
                                                                                                   16,053
-----------------------------------------------------------------------------------------------------------
OIL & GAS SERVICES - 1.8%
   AmeriGas Partners LP,
      8.88%, 5/20/11                                                                 6,650          7,132
   Dresser, Inc.,
      9.38%, 4/15/11                                                                 3,500          3,675
-----------------------------------------------------------------------------------------------------------
                                                                                                   10,807
-----------------------------------------------------------------------------------------------------------
OIL REFINING & MARKETING - 0.9%
   Tesoro Petroleum Corp.,
      9.63%, 11/1/08                                                                 5,500          5,472
-----------------------------------------------------------------------------------------------------------
PACKAGING & CONTAINERS - 1.4%
   Owens-Brockway,
      7.75%, 5/15/11                                                                 5,850          6,055
   Radnor Holdings Corp., (1)
      11.00%, 3/15/10                                                                2,400          2,028
-----------------------------------------------------------------------------------------------------------
                                                                                                    8,083
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.4%
   aaiPharma, Inc.,
      11.00%, 4/1/10                                                                 7,750          8,641
   Athena Neurosciences Finance LLC,
      7.25%, 2/21/08                                                                 7,000          5,670
-----------------------------------------------------------------------------------------------------------
                                                                                                   14,311
-----------------------------------------------------------------------------------------------------------
PIPELINES - 1.9%
   EL Paso Corp.,
      7.88%, 6/15/12                                                                 5,325          4,473
   Williams Cos, Inc.,
      8.63%, 6/1/10                                                                  6,250          6,641
-----------------------------------------------------------------------------------------------------------
                                                                                                   11,114
-----------------------------------------------------------------------------------------------------------
REITS - 1.8%
   Felcor Lodging LP,
      10.00%, 9/15/08                                                                4,500          4,838
   Host Marriott LP,
      9.50%, 1/15/07                                                                 5,500          6,022
-----------------------------------------------------------------------------------------------------------
                                                                                                   10,860
-----------------------------------------------------------------------------------------------------------
REMEDIATION SERVICES - 1.1%
   Allied Waste North America,
      9.25%, 9/1/12                                                                  2,500          2,763

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  48  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
CORPORATE BONDS - 73.5% - CONTINUED
REMEDIATION SERVICES - 1.1% - (CONTINUED)
   Synagro Technologies, Inc.,
      9.50%, 4/1/09                                                                 $3,000         $3,285
-----------------------------------------------------------------------------------------------------------
                                                                                                    6,048
-----------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
   Carrols Corp.,
      9.50%, 12/1/08                                                                 2,625          2,658
-----------------------------------------------------------------------------------------------------------
RETAIL - 1.0%
   Hollywood Entertainment Corp.,
      9.63%, 3/15/11                                                                 4,050          4,404
   Rite Aid Corp.,
      11.25%, 7/1/08                                                                 1,400          1,568
-----------------------------------------------------------------------------------------------------------
                                                                                                    5,972
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 2.8%
   AMI Semiconductor, Inc.,
      10.75%, 2/1/13                                                                 4,995          5,644
   Amkor Technology, Inc.,
      9.25%, 2/15/08                                                                 5,325          5,751
   ON Semiconductor Corp.,
      12.00%, 3/15/10                                                                4,300          5,042
-----------------------------------------------------------------------------------------------------------
                                                                                                   16,437
-----------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE - 0.6%
   Aircraft Finance Trust, Subordinated Bonds,
      Series 1999 - 1A, Class D, (1)
      11.00%, 5/15/24                                                                4,673          3,815
-----------------------------------------------------------------------------------------------------------
SUPERMARKETS - 1.8%
   Roundy's, Inc.,
      8.88%, 6/15/12                                                                 4,000          4,180
   Stater Brothers Holdings,
      10.75%, 8/15/06                                                                6,420          6,725
-----------------------------------------------------------------------------------------------------------
                                                                                                   10,905
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.6%
   ACC Escrow Corp., (1)
      10.00%, 8/1/11                                                                 1,500          1,613
   Dobson Communications Corp., (1)
      8.88%, 10/1/13                                                                 1,875          1,896
   Nextel Partners, Inc.,
      12.50%, 11/15/09                                                               2,500          2,850
   Qwest Services Corp., (1)
      13.00%, 12/15/07                                                               8,200          9,184
-----------------------------------------------------------------------------------------------------------
                                                                                                   15,543
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES - 0.9%
   Triton PCS, Inc.,
      9.38%, 2/1/11                                                                 $5,050         $5,138
-----------------------------------------------------------------------------------------------------------
TEXTILES - 0.6%
   Dan River, Inc., (1)
      12.75%, 4/15/09                                                                4,270          3,331
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.0%
   Evergreen International Aviation, Inc., (1)
      12.00%, 5/15/10                                                                4,925          4,482
   Overseas Shipholding Group,
      8.25%, 3/15/13                                                                 7,075          7,393
-----------------------------------------------------------------------------------------------------------
                                                                                                   11,875
-----------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $421,938)                                                                                   435,998

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                  (000S)(2)       (000S)
FOREIGN BONDS - 4.4%
CHEMICALS - 0.5%
   Rhodia S.A.,
      9.25%, 6/1/11                                                                  2,650          2,961
-----------------------------------------------------------------------------------------------------------
DEFENSE - 1.6%
   ASPropulsion Capital BV, (1)
      9.63%, 10/1/13                                                                 7,850          9,576
-----------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
   EMI Group PLC, (1)
      8.63%, 10/15/13                                                                1,350          1,572
-----------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 0.9%
   Safilo Capital International,
      9.63%, 5/15/13                                                                 5,500          5,540
-----------------------------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 1.1%
   Fresenius Financial, (1)
      7.50%, 4/30/09                                                                 5,350          6,542
-----------------------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS
(COST $26,347)                                                                                     26,191

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  49  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  HIGH YIELD FIXED INCOME FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
FOREIGN ISSUER BONDS - 10.1%
AEROSPACE/DEFENSE - 0.5%
   Dunlop Standard Aerospace Holdings PLC,
      Senior Notes,
      11.88%, 5/15/09                                                               $3,000         $3,240
-----------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
   Avecia Group PLC,
      11.00%, 7/1/09                                                                 3,950          3,456
-----------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 0.6%
   Norske Skog Canada Ltd.,
      8.63%, 6/15/11                                                                 3,600          3,749
-----------------------------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 1.1%
   NYCO Holdings 2,
      11.50%, 3/31/13                                                                5,550          6,787
-----------------------------------------------------------------------------------------------------------
IRON/STEEL - 0.7%
   IPSCO, Inc., (1)
      8.75%, 6/1/13                                                                  4,050          4,232
-----------------------------------------------------------------------------------------------------------
LEISURE TIME - 0.7%
   Royal Caribbean Cruises Ltd.,
      8.00%, 5/15/10                                                                 3,750          3,956
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 1.0%
   Chippac International Co. Ltd.,
      12.75%, 8/1/09                                                                 5,130          5,720
-----------------------------------------------------------------------------------------------------------
SOVEREIGN - 2.1%
   Brazilian Government International Bond,
      10.25%, 6/17/13                                                                3,750          3,666
   Turkey Government International Bond,
      9.50%, 1/15/14                                                                 8,500          8,702
-----------------------------------------------------------------------------------------------------------
                                                                                                   12,368
-----------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE - 0.3%
   Eircom Funding, (1)
      8.25%, 8/15/13                                                                 1,500          1,845
-----------------------------------------------------------------------------------------------------------
TRANSPORTATION - 2.5%
   General Maritime Corp.,
      10.00%, 3/15/13                                                                6,900          7,711
   Stena AB,
      9.63%, 12/1/12                                                                 6,350          6,905
-----------------------------------------------------------------------------------------------------------
                                                                                                   14,616
-----------------------------------------------------------------------------------------------------------
TOTAL FOREIGN ISSUER BONDS
(COST $57,848)                                                                                     59,969

                                                                                   NUMBER         VALUE
                                                                                  OF SHARES       (000S)
WARRANTS - 0.4%
   Horizon PCS, Inc., Exp. 10/1/10 (1) *                                             2,000             $-
   IPCS, Inc., Exp. 7/15/10 (1) *                                                    1,500              -
   Leap Wireless International, Exp. 4/15/10 (1) *                                   2,500              -
   Leap Wireless, Exp. 4/15/10 (1) *                                                 2,000              -
   Republic Technologies International Corp.,
     Exp. 7/15/09 *                                                                  2,500              -
   WRC Media, Inc. (1) *                                                             4,059              -
   XM Satellite Radio Holdings, Exp. 12/31/09 *                                      2,000          2,090
   XM Satellite Radio, Exp. 3/15/10 (1) *                                            2,000             25
-----------------------------------------------------------------------------------------------------------
TOTAL WARRANTS
-----------------------------------------------------------------------------------------------------------
(COST $215)                                                                                         2,115

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
SHORT-TERM INVESTMENT - 1.9%
   Fifth Third Bank, Eurodollar Time Deposit,
     1.09%, 10/1/03                                                                $11,027         11,027
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------------------------------------
(COST $11,027)                                                                                     11,027

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.5%
-----------------------------------------------------------------------------------------------------------
(COST $564,374)                                                                                   584,300
   Other Assets less Liabilities - 1.5%                                                             8,628
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                              $592,928

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933. THE VALUE OF THESE SECURITIES IS DETERMINED BY VALUATIONS SUPPLIED BY A PRICING SERVICE OR BROKERS, OR IF NOT AVAILABLE IN ACCORDANCE WITH PROCEDURES ESTABLISHED BY THE TRUSTEES OF NORTHERN FUNDS. AT SEPTEMBER 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $121,607,000 OR 20.5% OF NET ASSETS.
(2)  PRINCIPAL AMOUNTS STATED IN LOCAL CURRENCIES.

*    NON-INCOME PRODUCING SECURITY.

At September 30, 2003, the High Yield Fixed Income Fund had outstanding forward foreign currency exchange contracts as follows:

                                           CONTRACT    CONTRACT
                                            AMOUNT      AMOUNT
                                            (LOCAL      (U.S.      UNREALIZED
CONTRACT                        DELIVERY   CURRENCY)   DOLLARS)    GAIN/(LOSS)
  TYPE           CURRENCY         DATE      (000S)      (000S)       (000S)
Buy              Euro            10/3/03       9,438    $10,941            $50
Sell             Euro            10/2/03       5,380      6,224            (42)
--------------------------------------------------------------------------------

Total                                                                       $8

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  50  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  HIGH YIELD MUNICIPAL FUND

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 94.4%
ALABAMA - 3.1%
   Alabama IDA Solid Waste Disposal
      Revenue Bonds (AMT),
      Pine City Fiber Co.,
      6.45%, 12/1/23                                                                  $500           $485
   Camden Industrial Development Board
      Revenue Refunding Bonds, Series A,
      Weyerhaeuser,
      6.13%, 12/1/24                                                                 1,000          1,045
   Huntsville Carlton Cove Special Care
      Facilities Financing Authority
      Revenue Bonds, Series A,
      Carlton Cove, Inc. Project,
      8.13%, 11/15/31                                                                  750            692
-----------------------------------------------------------------------------------------------------------
                                                                                                    2,222
-----------------------------------------------------------------------------------------------------------
ALASKA - 0.3%
   Alaska Industrial Development & Export
      Authority Power Revenue Bonds
      (AMT), Upper Lynn Canal
      Regional Power,
      5.88%, 1/1/32                                                                    300            245
-----------------------------------------------------------------------------------------------------------
ARIZONA - 6.3%
   Arizona Health Facilities Authority
      Hospital System Revenue Bonds,
      John C. Lincoln Health Network,
      6.88%, 12/1/20                                                                 1,000          1,079
   Coconino County PCR Bonds,
      Series A (AMT), Tucson Electric
      Power Co. Navajo,
      7.13%, 10/1/32                                                                 1,000          1,015
   Maricopa County PCR Refunding Bonds,
      Series A, El Paso Electric Co. Project,
      6.25%, Mandatory Put 8/1/05                                                      500            517
   Navajo County IDA Revenue Bonds
      (AMT), Stone Container Corp. Project,
      7.40%, 4/1/26                                                                    800            813
   Peoria IDA Non-Profit Revenue Refunding
      Bonds, Series A, Sierra Winds Life,
      6.25%, 8/15/20                                                                   500            484
   Yavapai County IDA Hospital Facilities
      Revenue Bonds, Series A,
      Yavapai Regional Medical Center,
      6.00%, 8/1/33                                                                    500            508
-----------------------------------------------------------------------------------------------------------
                                                                                                    4,416
-----------------------------------------------------------------------------------------------------------
ARKANSAS - 0.9%
   Little Rock Hotel & Restaurant Gross
      Receipts Tax Revenue
      Refunding Bonds,
      7.38%, 8/1/15                                                                   $500           $635
-----------------------------------------------------------------------------------------------------------
CALIFORNIA - 6.5%
   California State Department of Water
      Resources Power Supply
      Revenue Bonds, Series A,
      5.50%, 5/1/09                                                                    500            566
      6.00%, 5/1/14                                                                    500            571
   California State G.O. Revenue Bonds,
      5.00%, 2/1/32                                                                  1,000            964
   Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series A-5,
      7.88%, 6/1/42                                                                    500            505
   Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      5.50%, 6/1/33                                                                  1,000            988
   Laguna Beach Unified School District
      G.O. Revenue Bonds, Election of 2001
      (FSA Insured),
      5.00%, 8/1/28                                                                  1,000          1,011
-----------------------------------------------------------------------------------------------------------
                                                                                                    4,605
-----------------------------------------------------------------------------------------------------------
COLORADO - 1.5%
   Colorado Health Facilities Authority
      Revenue Bonds, Portercare Adventist
      Health Hospital,
      6.50%, 11/15/31                                                                  500            540
   Northwest Parkway Public Highway
      Authority Revenue Bonds, Series D,
      First Tier Subordinate,
      7.13%, 6/15/41                                                                   500            502
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,042
-----------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.5%
   District of Columbia Revenue Bonds,
      Methodist Home of the District of
      Columbia Issue,
      6.00%, 1/1/20                                                                    400            370
-----------------------------------------------------------------------------------------------------------
FLORIDA - 6.7%
   Capital Projects Finance Authority
      Continuing Care Retirement Community
      Revenue Bonds, Series A, The
      Glenridge on Palmer Ranch Project,
      8.00%, 6/1/32                                                                    750            769

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  51  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 94.4% - CONTINUED
FLORIDA - 6.7% - (CONTINUED)
   Capital Trust Agency Revenue Bonds
      (AMT), Fort Lauderdale Project Air
      Cargo,
      5.75%, 1/1/32                                                                   $525           $499
   Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                                                                    500            526
   Gateway Services Community
      Development District Special
      Assessment Bonds, Series B, Sun City
      Center - Fort Meyers Project,
      5.50%, 5/1/10                                                                  1,000            998
   Heritage Harbor South Community
      Development District Capital
      Improvement Special Assessment
      Bonds, Series B,
      5.40%, 11/1/08                                                                   985            991
   Heritage Palms Community
      Development District Capital
      Improvement Revenue Bonds,
      6.25%, 11/1/04                                                                   380            384
   Poinciana Community Development
      District Special Assessment Bonds,
      Series A,
      7.13%, 5/1/31                                                                    500            524
   Vista Lakes Community Development
      District Capital Improvement
      Revenue Bonds, Series B,
      6.35%, 5/1/05                                                                     65             66
-----------------------------------------------------------------------------------------------------------
                                                                                                    4,757
-----------------------------------------------------------------------------------------------------------
GEORGIA - 1.2%
   Georgia State G.O. Unlimited Tax Bonds,
      Series D,
      5.75%, 10/1/12                                                                   705            812
-----------------------------------------------------------------------------------------------------------
ILLINOIS - 5.1%
   Illinois Development Finance Authority
      Revenue Bonds, Series B,
      Midwestern University,
      6.00%, 5/15/31                                                                   500            519
   Illinois Educational Facilities Authority
      Revenue Bonds, Field Museum of
      Natural History Project,
      4.60%, Mandatory Put 11/1/15                                                     800            825
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.25%, 5/1/30                                                                   $750           $761
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System,
      6.00%, 11/15/32                                                                1,000          1,021
   Illinois Health Facilities Authority
      Revenue Bonds, Series A, Lutheran
      Senior Ministries Obligation,
      7.38%, 8/15/31                                                                   500            509
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,635
-----------------------------------------------------------------------------------------------------------
INDIANA - 3.3%
   Indiana Development Finance Authority
      Environmental Revenue Refunding
      Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11                                                   1,000          1,068
   Indiana Health Facility Financing
      Authority Revenue Bonds, Series A,
      Community Foundation of Northwest
      Indiana,
      6.38%, 8/1/31                                                                    500            501
   North Manchester Revenue Bonds,
      Series A, Peabody Retirement
      Community Project,
      7.25%, 7/1/33                                                                    750            743
-----------------------------------------------------------------------------------------------------------
                                                                                                    2,312
-----------------------------------------------------------------------------------------------------------
IOWA - 0.7%
   Bremer County Healthcare &
      Residential Facilities Revenue Bonds,
      Bartels Lutheran Home Project,
      7.25%, 11/15/29                                                                  500            507
-----------------------------------------------------------------------------------------------------------
KANSAS - 0.7%
   Olathe Kansas Senior Living Facility
      Revenue Bonds, Series A,
      Aberdeen Village, Inc.,
      8.00%, 5/15/30                                                                   500            520
-----------------------------------------------------------------------------------------------------------
LOUISIANA - 2.4%
   Beauregard Parish Revenue Refunding
      Bonds, Boise Cascade Corp. Project,
      6.80%, 2/1/27                                                                    700            709
   West Feliciana Parish PCR Bonds,
      Gulf States Utilities-I,
      7.70%, 12/1/14                                                                   375            382

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  52  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 94.4% - CONTINUED
LOUISIANA - 2.4% - (CONTINUED)
   West Feliciana Parish PCR Bonds,
      Gulf States Utilities-II,
      7.70%, 12/1/14                                                                  $625           $636
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,727
-----------------------------------------------------------------------------------------------------------
MAINE - 1.4%
   Maine Finance Authority Solid Waste
      Recycling Facilities Revenue Bonds
      (AMT), Great Northern Paper Project,
      Bowater, Inc.,
      7.75%, 10/1/22                                                                 1,000          1,002
-----------------------------------------------------------------------------------------------------------
MARYLAND - 4.3%
   Anne Arundel County Special Obligation
      Revenue Bonds, National Business
      Park Project,
      7.38%, 7/1/28                                                                    500            544
   Maryland State Economic Development
      Corp. Student Housing Revenue Bonds,
      University of Maryland College Park
      Project,
      5.63%, 6/1/35                                                                  1,000            984
   Maryland State Economic Development
      Corp. Student Housing Senior
      Revenue Bonds, Series A,
      University of Maryland,
      5.75%, 10/1/33                                                                   500            499
   Maryland State Health & Higher
      Educational Facilities Authority
      Revenue Bonds, Series A,
      Mercy Ridge,
      6.00%, 4/1/35                                                                  1,000            977
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,004
-----------------------------------------------------------------------------------------------------------
MASSACHUSETTS - 1.5%
   Massachusetts State Development
      Finance Agency Revenue Bonds,
      Series B, Briarwood,
      8.25%, 12/1/30                                                                   500            526
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series E,
      Berkshire Health System,
      6.25%, 10/1/31                                                                   500            514
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,040
-----------------------------------------------------------------------------------------------------------
MICHIGAN - 2.7%
   Detroit Sewer Disposal Revenue
      Refunding Bonds, Series A,
      Senior Lien (FSA Insured),
      5.00%, 7/1/32                                                                  1,000          1,009
   Flint Hospital Building Authority
      Revenue Refunding Bonds,
      Hurley Medical Center,
      6.00%, 7/1/20                                                                 $1,000           $925
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,934
-----------------------------------------------------------------------------------------------------------
MINNESOTA - 1.1%
   Duluth Economic Development Authority
      Health Care Facilities Revenue Bonds,
      St. Luke's Hospital,
      7.25%, 6/15/32                                                                   750            767
-----------------------------------------------------------------------------------------------------------
MISSISSIPPI - 1.1%
   Claiborne County PCR Refunding Bonds,
      Systems Energy Resources, Inc.,
      7.30%, 5/1/25                                                                    155            155
   Mississippi Business Finance Corp. PCR
      Refunding Bonds, Systems Energy
      Resources, Inc. Project,
      5.90%, 5/1/22                                                                    630            630
-----------------------------------------------------------------------------------------------------------
                                                                                                      785
-----------------------------------------------------------------------------------------------------------
MISSOURI - 1.5%
   Howard Bend Levee District
      Special Tax Bonds,
      5.85%, 3/1/19                                                                    500            528
   St. Louis IDA Revenue Bonds, Series A
      (AMT), Senior Lien - St. Louis
      Convention Center Project,
      7.20%, 12/15/28                                                                  500            497
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,025
-----------------------------------------------------------------------------------------------------------
NEVADA - 1.3%
   Nevada State Director Department of
      Business & Industry Revenue Bonds,
      Las Vegas Monorail Project,
      Second Tier,
      7.38%, 1/1/40                                                                  1,000            945
-----------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.7%
   New Hampshire Business Finance
      Authority PCR Refunding Bonds,
      Series D (AMT), Public Service Co.
      of New Hampshire,
      6.00%, 5/1/21                                                                    500            514
-----------------------------------------------------------------------------------------------------------
NEW JERSEY - 2.1%
   New Jersey State Educational Facilities
      Authority Revenue Bonds, Series D,
      Fairleigh Dickinson University,
      6.00%, 7/1/25                                                                  1,000          1,020

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  53  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 94.4% - CONTINUED
NEW  JERSEY - 2.1% - (CONTINUED)
   Tobacco Settlement Financing Corp.
      Revenue Bonds,
      6.75%, 6/1/39                                                                   $500           $450
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,470
-----------------------------------------------------------------------------------------------------------
NEW MEXICO - 0.7%
   New Mexico Educational Assistance
      Foundation Student Loan Revenue
      Bonds, Series II-C (AMT), Second
      Subordinate (Gtd. Student Loans
      G.O. of Foundation Insured),
      6.00%, 12/1/08                                                                   445            459
-----------------------------------------------------------------------------------------------------------
NEW YORK - 0.7%
   New York City Industrial Development
      Agency Airport Revenue Bonds,
      Series A (AMT), Airis JFK I LLC Project,
      5.50%, 7/1/28                                                                    500            486
-----------------------------------------------------------------------------------------------------------
NORTH CAROLINA - 5.3%
   North Carolina Eastern Municipal Power
      Agency Power System Revenue
      Refunding Bonds, Series B,
      6.13%, 1/1/09                                                                    500            565
   North Carolina Eastern Municipal Power
      Agency Power Systems Revenue
      Bonds, Series D,
      6.45%, 1/1/14                                                                    385            433
   North Carolina Eastern Municipal Power
      Agency Revenue Refunding Bonds,
      Series F,
      5.38%, 1/1/13                                                                  1,000          1,078
   North Carolina Municipal Power Agency
      No.1 Catawba Electric Revenue Bonds,
      Series B,
      6.38%, 1/1/13                                                                    500            562
   North Carolina State Municipal Power
      Agency No. 1 Catawba Revenue
      Bonds, Series A,
      5.50%, 1/1/13                                                                  1,000          1,095
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,733
-----------------------------------------------------------------------------------------------------------
OHIO - 0.5%
   Ohio State Water Development Authority
      Pollution Control Facilities Revenue
      Refunding Bonds, Series A (AMT),
      Toledo Edison,
      8.00%, 10/1/23                                                                   315            332
-----------------------------------------------------------------------------------------------------------
OKLAHOMA - 1.8%
   Langston Economic Development
      Authority Student Housing Revenue
      Bonds, Series A, Langston Community
      Development Corp.,
      7.75%, 8/1/30                                                                   $500           $491
   Oklahoma Development Finance
      Authority Revenue Bonds, Series A,
      Continuing Care Retirement,
      Inverness Village,
      8.00%, 2/1/32                                                                    750            768
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,259
-----------------------------------------------------------------------------------------------------------
OREGON - 1.1%
   Klamath Falls Electric Revenue Refunding
      Bonds, Senior Lien - Klamath Cogen,
      5.88%, 1/1/16                                                                    750            743
-----------------------------------------------------------------------------------------------------------
PENNSYLVANIA - 6.2%
   Beaver County IDA PCR Refunding Bonds,
      Series A, Cleveland Electric
      Illuminating Co.,
      7.75%, 7/15/25                                                                   100            107
   Carbon County IDA Resource Recovery
      Refunding Bonds (AMT), Panther Creek
      Partners Project,
      6.65%, 5/1/10                                                                    400            428
   Montgomery County Higher Education &
      Health Authority Revenue Bonds,
      Series A, Philadelphia Geriatric Center,
      7.25%, 12/1/19                                                                   500            515
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      Amtrak Project,
      6.13%, 11/1/21                                                                 1,200          1,196
   Pennsylvania Economic Development
      Financing Authority Exempt Facilities
      Revenue Bonds, Series A (AMT),
      National Gypsum Co.,
      6.25%, 11/1/27                                                                   400            379
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Widener University,
      5.40%, 7/15/36                                                                   750            749
   Pennsylvania State Higher Educational
      Facilities Authority Student Housing
      Revenue Bonds, Series A, Student
      Association, Inc. Project,
      6.75%, 9/1/32                                                                    490            513

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  54  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 94.4% - CONTINUED
PENNSYLVANIA - 6.2% - (CONTINUED)
   Philadelphia Hospitals & Higher
      Education Facilities Revenue Bonds,
      Chestnut Hill College,
      6.00%, 10/1/29                                                                  $500           $485
-----------------------------------------------------------------------------------------------------------
                                                                                                    4,372
-----------------------------------------------------------------------------------------------------------
PUERTO RICO - 1.6%
   Puerto Rico Highway & Transportation
      Authority Transmission
      Revenue Bonds,
      5.00%, 7/1/09                                                                  1,000          1,112
-----------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - 1.8%
   Berkeley County Pollution Control
      Facilities Revenue Refunding Bonds,
      South Carolina Generating Co. Project,
      4.88%, 10/1/14                                                                 1,000          1,030
   Florence County IDR Bonds,
      Stone Container Corp.,
      7.38%, 2/1/07                                                                    245            249
-----------------------------------------------------------------------------------------------------------
                                                                                                    1,279
-----------------------------------------------------------------------------------------------------------
TENNESSEE - 3.0%
   Knox County Health Educational &
      Housing Facilities Board Revenue
      Bonds, Baptist Health System of
      East Tennessee,
      6.50%, 4/15/31                                                                   750            773
   Memphis-Shelby County Airport Authority
      Special Facilities Revenue Refunding
      Bonds, Federal Express Corp.,
      5.00%, 9/1/09                                                                    750            807
   Metropolitan Government Nashville &
      Davidson County Health & Education
      Facility Board Revenue Bonds,
      Meharry Medical College Project
      (AMBAC Insured), Prerefunded,
      6.88%, 12/1/04                                                                   500            544
-----------------------------------------------------------------------------------------------------------
                                                                                                    2,124
-----------------------------------------------------------------------------------------------------------
TEXAS - 10.6%
   Austin City Convention Center Revenue
      Bonds, Series A, Convention
      Enterprise, Inc., First Tier,
      6.70%, 1/1/32                                                                    700            729
   Brazos River Authority Revenue
      Refunding Bonds, Series A (AMT),
      Texas Utilities Electric Co. Project,
      7.70%, 4/1/33                                                                  1,000          1,102
   Dallas County Flood Control District No. 1
      G.O. Unlimited Refunding Bonds,
      7.25%, 4/1/32                                                                 $1,000         $1,015
   Gulf Coast Waste Disposal Authority
      Revenue Bonds (AMT), Valero Energy
      Corp. Project,
      6.65%, 4/1/32                                                                  1,000          1,040
   Houston Industrial Development Corp.
      Revenue Bonds (AMT), Air Cargo,
      6.38%, 1/1/23                                                                    500            508
   Port Corpus Christi Industrial
      Development Corp. Environmental
      Facilities Revenue Bonds (AMT),
      Citgo Petroleum Corp. Project,
      8.25%, 11/1/31                                                                 1,000          1,027
   Sabine River Authority Revenue
      Refunding Bonds, Series B,
      TXU Energy Co. LLC Project,
      6.15%, 8/1/22                                                                    500            509
   Sam Rayburn Municipal Power Agency
      Revenue Refunding Bonds,
      6.00%, 10/1/21                                                                   500            520
   Texas State Turnpike Authority Central
      Texas Turnpike Systems Revenue
      Bonds, Series A, First Tier
      (AMBAC Insured),
      5.50%, 8/15/39                                                                 1,000          1,055
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,505
-----------------------------------------------------------------------------------------------------------
UTAH - 1.6%
   Utah State G.O. Unlimited Bonds,
      Series F, Prerefunded,
      5.00%, 7/1/07                                                                  1,000          1,118
-----------------------------------------------------------------------------------------------------------
VERMONT - 0.4%
   Vermont Educational & Health Buildings
      Financing Agency Healthcare Facility
      Revenue Bonds, Copley Manor Project,
      6.15%, 4/1/19                                                                    500            250
-----------------------------------------------------------------------------------------------------------
VIRGINIA - 0.8%
   Charles City County IDA Solid Waste
      Disposal Revenue Bonds (AMT),
      Waste Management, Inc. Project,
      6.25%, Mandatory Put 4/1/12                                                      500            537
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  55  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  HIGH YIELD MUNICIPAL FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 94.4% - CONTINUED
WYOMING - 1.4%
   Lincoln County PCR Refunding Bonds,
      PacifiCorp,
      3.40%, Mandatory Put 6/1/10                                                   $1,000           $995
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $65,223)                                                                                     66,595

                                                                                   NUMBER         VALUE
                                                                                  OF SHARES       (000S)
OTHER - 0.7%
   AIM Tax Exempt Cash Reserve Fund                                                516,734            517
   Federated Tax Free Trust Money
      Market Fund                                                                      371              -
-----------------------------------------------------------------------------------------------------------
TOTAL OTHER
(COST $517)                                                                                           517

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
SHORT-TERM INVESTMENTS - 3.5%
   Collier County Health Facilities Authority
      Hospital Revenue VRDB, Series C-1,
      Cleveland HealthCare,
      1.22%, 10/1/03                                                                  $800            800
   Medical Center Educational Building
      Corp. Revenue VRDB, Adult Hospital
      Project (AMBAC Insured),
      1.05%, 10/2/03                                                                 1,700          1,700
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $2,500)                                                                                       2,500


TOTAL INVESTMENTS - 98.6%
-----------------------------------------------------------------------------------------------------------
(COST $68,240)                                                                                     69,612
   Other Assets less Liabilities - 1.4%                                                               963
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                               $70,575

At September 30, 2003, the High Yield Municipal diversified as follows:

INDUSTRY SECTOR                             PERCENTAGE
Development                                       17.0%
Higher Education                                   8.0
Medical                                           15.5
Pollution                                         15.1
Power                                              9.2
Transportation                                     5.2
All other sectors less than 5.0%                  30.0
--------------------------------------------------------

Total                                            100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  56  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  INTERMEDIATE TAX-EXEMPT FUND

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8%
ALABAMA - 2.3%
   County of Jefferson Revenue Bonds,
      Series D (FGIC Insured),
      Prerefunded,
      5.25%, 8/1/12                                                                 $2,000         $2,285
   Jefferson County Sewer Revenue
      Refunding Bonds (FGIC Insured),
      Prerefunded,
      5.13%, 8/1/12                                                                 10,000         11,330
   Mobile County Water Sewer & Fire
      Protection Authority Revenue
      Refunding Bonds (FGIC Insured),
      5.25%, 9/1/07                                                                  1,485          1,539
-----------------------------------------------------------------------------------------------------------
                                                                                                   15,154
-----------------------------------------------------------------------------------------------------------
ARIZONA - 2.0%
   Maricopa County Peoria Unified
      School District No. 11 G.O. Unlimited
      Bonds, Project of 1991, Prerefunded,
      5.60%, 7/1/05                                                                  2,000          2,174
   Phoenix Civic Improvement Corp.
      Water System Revenue Bonds,
      Junior Lien (FGIC Insured),
      5.25%, 7/1/10                                                                  5,280          6,017
   Salt River Project Agricultural
      Improvement & Power District
      Electricity System Revenue Bonds,
      Series A,
      5.50%, 1/1/05                                                                    540            570
   Salt River Project Agricultural
      Improvement & Power District
      Electricity System Revenue Bonds,
      Series B, Salt River Project,
      5.00%, 1/1/17                                                                  1,500          1,622
   Salt River Project Agricultural
      Improvement & Power District
      Electricity System Revenue
      Refunding Bonds, Series A,
      Salt River Project,
      5.00%, 1/1/09                                                                  2,000          2,246
   Salt River Project Agricultural
      Improvement & Power District
      Revenue Bonds, Series A,
      Escrowed to Maturity,
      5.50%, 1/1/05                                                                    460            485
-----------------------------------------------------------------------------------------------------------
                                                                                                   13,114
-----------------------------------------------------------------------------------------------------------
CALIFORNIA - 13.7%
   Bay Area Government Association
      Rapid Transit Bart SFO Extension
      Revenue Bonds, Series A, Federal
      Transportation Authority Capital
      Grant (AMBAC Insured),
      5.00%, 6/15/08                                                                $1,890         $1,896
   California Educational Facilities
      Authority Revenue Bonds, Series A,
      5.00%, 10/1/33                                                                 5,000          5,064
   California Infrastructure & Economic
      Development Bank Revenue Bonds,
      1st Lien, Series A (FGIC Insured),
      5.00%, 7/1/29                                                                  5,000          5,073
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A,
      5.50%, 5/1/10                                                                  5,500          6,175
   California State Department of Water
      Resources Revenue Bonds, Water
      System, Series Y (FGIC Insured),
      5.25%, 12/1/12                                                                 3,245          3,694
   California State G.O. Unlimited Bonds
      (AMBAC Insured),
      5.00%, 10/1/18                                                                 3,110          3,257
   California State G.O. Unlimited Bonds,
      5.75%, 5/1/30                                                                  5,000          5,215
   California Statewide Communities
      Development Authority Revenue
      Bonds, Series A, East Campus
      Apartments LLC (ACA Insured),
      5.25%, 8/1/14                                                                  2,395          2,561
   City of Los Angeles Wastewater
      Revenue Bonds, Series B
      (MBIA Insured),
      4.00%, 6/1/20                                                                  9,000          8,470
   City of Los Angeles Water & Power
      Revenue Bonds, Series A-1
      (MBIA Insured),
      5.00%, 7/1/11                                                                 10,000         11,194
   Coast Community College District
      Revenue Bonds, Series 2-A,
      Election 2002,
      5.00%, 8/1/23                                                                  1,000          1,027
   Colton Joint Unified School District
      G.O. Unlimited Revenue Bonds,
      Series A (FGIC Insured),
      5.38%, 8/1/26                                                                  2,500          2,657

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  57  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8% - CONTINUED
CALIFORNIA - 13.7% - (CONTINUED)
   Foothill/Eastern Transportation
      Corridor Agency Toll Road Senior
      Lien Capital Appreciation Revenue
      Bonds, Series A, Escrowed to
      Maturity,
      0.00%, 1/1/05                                                                 $1,000           $985
   Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      5.50%, 6/1/33                                                                  5,000          4,943
      5.63%, 6/1/38                                                                  1,000            990
      5.50%, 6/1/43                                                                  2,000          1,937
   Los Angeles City G.O. Unlimited Bonds,
      Series A (MBIA Insured),
      5.25%, 9/1/12                                                                 10,000         11,361
   Los Angeles Unified School District
      G.O. Unlimited Bonds, Series A
      (MBIA Insured),
      5.38%, 7/1/17                                                                  2,000          2,230
   Los Angeles Unified School District
      G.O. Unlimited Bonds, Series D
      (FGIC Insured), Prerefunded,
      5.63%, 7/1/10                                                                  5,000          5,872
   Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                                                  1,000          1,048
   Orange County COP Revenue Bonds,
      Series A (MBIA Insured),
      6.00%, 7/1/07                                                                  1,000          1,155
   Southern California Public Power
      Authority Revenue Refunding
      Bonds, Series A, San Juan Unit 3
      (FSA Insured),
      5.38%, 1/1/10                                                                  2,000          2,291
-----------------------------------------------------------------------------------------------------------
                                                                                                   89,095
-----------------------------------------------------------------------------------------------------------
COLORADO - 1.3%
   Arapahoe County School District No. 5
      Cherry Creek G.O. Unlimited
      Refunding Bonds, Series A (State
      Aid Withholding), Prerefunded,
      5.25%, 12/15/03                                                                5,040          5,085
   Denver City & County Revenue
      Refunding Bonds, Series E (AMT)
      (FGIC Insured),
      5.50%, 11/15/18                                                                1,000          1,078
   Metro Wastewater Reclamation
      District Gross Revenue Refunding
      Bonds, Sewer Project,
      5.45%, 4/1/12                                                                 $2,000         $2,252
-----------------------------------------------------------------------------------------------------------
                                                                                                    8,415
-----------------------------------------------------------------------------------------------------------
CONNECTICUT - 1.2%
   Connecticut State G.O. Unlimited
      Bonds, Series A, Recovery Note,
      2.00%, 12/1/03                                                                 5,000          5,008
   New Haven G.O. Unlimited Bonds,
      Series C (MBIA Insured),
      Prerefunded,
      5.13%, 11/1/12                                                                 2,500          2,860
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,868
-----------------------------------------------------------------------------------------------------------
FLORIDA - 5.7%
   Dade County Water & Sewer System
      Revenue Bonds (FGIC Insured),
      6.25%, 10/1/06                                                                 3,375          3,843
   Florida State Board Education G.O.
      Revenue Bonds, Series A,
      5.00%, 6/1/10                                                                  3,650          4,107
   Florida State Department
      Environmental Protection Revenue
      Bonds, Series C, Florida Forever
      Project (AMBAC Insured),
      5.25%, 7/1/11                                                                  6,140          6,991
   Florida State Division of Board Finance
      Department General Services
      Revenue Bonds, Department of
      Environmental Preservation 2000-A
      (AMBAC Insured), Prerefunded,
      5.50%, 7/1/05                                                                  3,000          3,258
   Gainesville Revenue Bonds, Series B,
      Prerefunded,
      5.50%, 10/1/03                                                                 2,000          2,040
   Heritage Palms Community
      Development District Capital
      Improvement Revenue Bonds,
      6.25%, 11/1/04                                                                   855            864
   Jacksonville Electric Authority
      Revenue Bonds, Series D, Electric
      System Project, Prerefunded,
      5.38%, 10/1/03                                                                 1,720          1,720
   Miami-Dade County Aviation Revenue
      Bonds, Series D (AMT)
      (MBIA Insured),
      5.25%, 10/1/19                                                                 1,000          1,055

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  58  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8% - CONTINUED
FLORIDA - 5.7% - (CONTINUED)
   Orlando City Utilities Commission
      Water & Electric Revenue Refunding
      Bonds, Series A,
      5.00%, 10/1/14                                                                $2,000         $2,085
   Orlando Utilities Commission Revenue
      Bonds, Series B,
      5.40%, 10/1/09                                                                 4,090          4,172
   Sunrise Utility System Revenue
      Refunding Bonds, Series A
      (AMBAC Insured),
      5.50%, 10/1/15                                                                 6,020          6,909
   Vista Lakes Community Development
      District Capital Improvement
      Revenue Bonds, Series B,
      6.35%, 5/1/05                                                                    135            137
-----------------------------------------------------------------------------------------------------------
                                                                                                   37,181
-----------------------------------------------------------------------------------------------------------
GEORGIA - 1.5%
   Fulton County Facilities Corp. COP,
      Fulton County Public Purpose
      Project (AMBAC Insured),
      5.50%, 11/1/18                                                                 6,500          7,259
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      6.40%, 1/1/07                                                                  1,780          2,018
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series W,
      Escrowed to Maturity, Prerefunded,
      6.40%, 1/1/07                                                                    220            253
-----------------------------------------------------------------------------------------------------------
                                                                                                    9,530
-----------------------------------------------------------------------------------------------------------
HAWAII - 0.5%
   Honolulu City & County G.O. Unlimited
      Revenue Bonds, Series A
      (MBIA Insured),
      5.25%, 3/1/24                                                                  3,000          3,138
-----------------------------------------------------------------------------------------------------------
ILLINOIS - 7.4%
   Chicago City O'Hare International
      Airport Revenue Bonds, Series A,
      Passenger Facilities Charge
      (AMBAC Insured),
      5.60%, 1/1/09                                                                  5,000          5,551
   Chicago City O'Hare International
      Airport Third Lien Revenue Bonds,
      Series B-2 (AMT) (MBIA Insured),
      5.25%, 1/1/27                                                                  5,250          5,316
   Chicago City Park District Parking
      Facilities Revenue Bonds
      (ACA Insured), Prerefunded,
      6.25%, 1/1/10                                                                 $5,480         $6,505
   Chicago City Wastewater Transmission
      Second Lien Revenue Bonds
      (MBIA Insured), Prerefunded,
      6.00%, 1/1/10                                                                  1,000          1,184
      6.00%, 1/1/10                                                                  1,000          1,184
   Chicago O'Hare International Airport
      Revenue Refunding Bonds,
      Series C2 (AMT) (FSA Insured),
      5.25%, 1/1/30                                                                  7,060          7,118
   Cook County G.O. Unlimited Refunding
      Bonds, Series B (FGIC Insured),
      5.13%, 11/15/12                                                                3,000          3,322
   Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago
      Project,
      5.60%, 8/1/18                                                                    500            512
   Illinois Development Finance Authority
      Revenue Bonds, Series B,
      Midwestern University Project,
      5.75%, 5/15/16                                                                   500            534
   Illinois Educational Facilities Authority
      Adjustable Revenue Bonds, Field
      Museum of Natural History Project,
      4.60%, Mandatory Put 11/1/15                                                   4,250          4,380
   Illinois Educational Facilities Authority
      Adjustable Revenue Bonds,
      Northwestern University Project,
      4.95%, Mandatory Put 11/1/08                                                   3,300          3,673
   Illinois Educational Facilities Authority
      Revenue Bonds, Reserve 3,
      4.75%, Mandatory Put 3/1/07                                                    1,750          1,883
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.00%, 5/1/22                                                                    750            754
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside Health
      System,
      6.00%, 11/15/32                                                                1,000          1,021

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  59  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8% - CONTINUED
ILLINOIS - 7.4% - (CONTINUED)
   University of Illinois Revenue Bonds,
      Auxiliary Facilities System,
      Prerefunded,
      5.88%, 10/1/03                                                                $5,000         $5,101
-----------------------------------------------------------------------------------------------------------
                                                                                                   48,038
-----------------------------------------------------------------------------------------------------------
INDIANA - 0.2%
   Indiana Development Finance
      Authority Environmental Refunding
      Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11                                                   1,000          1,068
-----------------------------------------------------------------------------------------------------------
IOWA - 0.6%
   Iowa Finance Authority Hospital
      Facility Revenue Bonds, Mercy
      Medical Center Project
      (FSA Insured),
      6.00%, 8/15/15                                                                 3,610          4,140
-----------------------------------------------------------------------------------------------------------
KANSAS - 0.6%
   Johnson County Unified School District
      No. 231 G.O. Unlimited Improvement
      & Refunding Bonds, Series A
      (FSA Insured),
      5.50%, 10/1/15                                                                   700            816
   Wichita Hospital Improvement
      Facilities Revenue Refunding Bonds,
      Series III,
      5.25%, 11/15/15                                                                1,385          1,466
      6.25%, 11/15/18                                                                1,600          1,785
-----------------------------------------------------------------------------------------------------------
                                                                                                    4,067
-----------------------------------------------------------------------------------------------------------
KENTUCKY - 0.4%
   Carrollton & Henderson Counties
      Public Energy Authority Gas
      Revenue Bonds, Series A
      (FSA Insured),
      4.00%, 1/1/05                                                                  2,665          2,762
-----------------------------------------------------------------------------------------------------------
MARYLAND - 0.6%
   Maryland State & Local Facilities Loan
      G.O. Unlimited Bonds, Third Series,
      5.60%, 10/15/05                                                                3,500          3,663
-----------------------------------------------------------------------------------------------------------
MASSACHUSETTS - 5.3%
   Commonwealth of Massachusetts
      Revenue Bonds, Series B,
      Prerefunded,
      6.00%, 6/1/10                                                                  1,000          1,182
   Lawrence City G.O. Limited Bonds
      (AMBAC Insured - State Aid
      Withholding),
      5.50%, 2/1/16                                                                  2,625          2,956
   Massachusetts State College Building
      Authority Capital Appreciation
      Revenue Refunding Bonds, Series B
      (XLCA Insured),
      0.00%, 5/1/16                                                                 $2,425         $1,406
   Massachusetts State College Building
      Authority Revenue Refunding
      Bonds, Series B (XLCA Insured),
      5.38%, 5/1/20                                                                  1,825          2,037
      5.38%, 5/1/23                                                                  2,125          2,321
   Massachusetts State Consolidated
      Loan G.O. Unlimited Bonds, Series B,
      5.75%, 6/1/10                                                                  3,000          3,481
   Massachusetts State Health &
      Educational Facilities Authority
      Revenue Bonds, Series B,
      Partners Healthcare System,
      5.25%, 7/1/12                                                                  3,450          3,722
   Massachusetts State Housing Finance
      Agency Revenue Bonds, Series B,
      3.70%, 12/1/09                                                                10,000         10,388
      4.15%, 6/1/11                                                                  5,000          5,165
   Massachusetts State Water Pollution
      Abatement Pooled Program
      Revenue Bonds, Series B,
      5.00%, 8/1/11                                                                  2,000          2,241
-----------------------------------------------------------------------------------------------------------
                                                                                                   34,899
-----------------------------------------------------------------------------------------------------------
MICHIGAN - 1.6%
   Michigan Municipal Bond Authority
      Revenue Bonds, Prerefunded,
      5.25%, 10/1/10                                                                 5,000          5,794
   Michigan State Strategic Fund Ltd.
      Obligation Revenue Refunding
      Bonds, Series CC, Detroit Edison Co.
      Project (AMBAC Insured),
      4.85%, Mandatory Put 9/1/11                                                    4,500          4,910
-----------------------------------------------------------------------------------------------------------
                                                                                                   10,704
-----------------------------------------------------------------------------------------------------------
MINNESOTA - 0.2%
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds,
      Series A (MBIA Insured),
      5.35%, 7/1/17                                                                    985          1,021
-----------------------------------------------------------------------------------------------------------
MISSOURI - 0.8%
   Missouri State Board of Public
      Buildings Special Obligations
      Revenue Bonds, Series A,
      5.00%, 10/15/27                                                                5,000          5,094
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  60  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8% - CONTINUED
NEBRASKA - 0.3%
   Lincoln Electrical System Revenue
      Refunding Bonds,
      4.75%, 9/1/28                                                                 $2,000         $1,988
-----------------------------------------------------------------------------------------------------------
NEW JERSEY - 4.6%
   Burlington County Bridge
      Commissioner Revenue Bonds,
      Government Leasing Program,
      5.00%, 8/15/17                                                                 1,000          1,085
   Morris County G.O. Revenue
      Refunding Bonds,
      5.00%, 2/1/10                                                                  2,000          2,251
   New Jersey Economic Development
      Authority Revenue Bonds, Series F
      (FGIC Insured),
      5.00%, 6/15/24                                                                10,000         10,270
   New Jersey State G.O. Revenue Bonds
      (MBIA Insured),
      5.50%, 8/1/11                                                                  5,000          5,787
   New Jersey State G.O. Revenue
      Bonds, Prerefunded,
      5.75%, 5/1/10                                                                  5,000          5,852
   New Jersey State Health Care
      Facilities Financing Authority
      Revenue Refunding Bonds,
      Atlantic City Medical Center,
      6.25%, 7/1/17                                                                  1,000          1,113
   New Jersey State Transit Corp.
      Revenue Capital Grant Anticipation
      Notes, Series A (AMBAC Insured),
      5.13%, 2/1/04                                                                    950            953
   New Jersey State Turnpike Authority
      Revenue Bonds, Series A
      (FGIC Insured),
      5.00%, 1/1/27                                                                  2,500          2,548
-----------------------------------------------------------------------------------------------------------
                                                                                                   29,859
-----------------------------------------------------------------------------------------------------------
NEW MEXICO - 0.9%
   Santa Fe City Gross Receipts TRB,
      6.00%, 6/1/11                                                                  5,250          6,104
-----------------------------------------------------------------------------------------------------------
NEW YORK - 18.2%
   Metropolitan Transportation Authority
      Dedicated Tax Fund Revenue Bonds,
      Series A (FGIC Insured),
      Prerefunded,
      6.13%, 4/1/10                                                                  3,815          4,568
   Metropolitan Transportation Authority
      Revenue Bonds, Series B,
      5.25%, 11/15/32                                                              $10,000        $10,172
   Nassau County Interim Finance
      Authority Revenue Bonds, Series A,
      Sales Tax Secured,
      5.63%, 11/15/20                                                                5,000          5,405
   New York City G.O. Unlimited Bonds,
      Series A,
      6.00%, 5/15/19                                                                 3,000          3,261
   New York City G.O. Unlimited
      Refunding Bonds, Series B,
      5.25%, 8/1/09                                                                  1,000          1,112
   New York City IDA Special Airport
      Facilities Revenue Bonds, Series A
      (AMT), Airis JFK I LLC Project,
      6.00%, 7/1/27                                                                    500            489
   New York City Municipal Water &
      Sewer Finance Authority Revenue
      Bonds, Series A,
      5.13%, 6/15/15                                                                 5,000          5,448
   New York City Municipal Water
      Finance Authority Water & Sewer
      Systems Revenue Bonds, Series A
      (AMBAC-TCRS Insured),
      5.13%, 6/15/21                                                                 2,000          2,114
   New York City Municipal Water
      Finance Authority Water & Sewer
      Systems Revenue Bonds, Series A
      (MBIA-IBC Insured),
      5.63%, 6/15/19                                                                 2,000          2,193
   New York City Transit Authority
      Metropolitan Transportation
      Authority Triborough COP, Series A
      (AMBAC Insured),
      5.25%, 1/1/29                                                                 10,000         10,334
   New York City Transitional Finance
      Authority Revenue Bonds, Series C,
      Future Tax Secured,
      5.88%, 11/1/14                                                                 5,000          5,787
   New York Power Authority Revenue
      Bonds, Series A, Prerefunded,
      4.75%, 11/15/22                                                                1,070          1,085
   New York State Dormitory Authority
      Revenue Bonds, Series A,
      Court Facilities,
      5.25%, 5/15/11                                                                 5,000          5,566
      5.50%, 5/15/17                                                                 5,000          5,464

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  61  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8% - CONTINUED
NEW YORK - 18.2% - (CONTINUED)
   New York State Dormitory Authority
      Revenue Bonds, Series C, State
      University Educational Facilities
      (FSA Insured),
      5.75%, 5/15/17                                                                $4,000         $4,748
   New York State Environmental
      Facilities Corp. Revenue Bonds,
      Second Resolution, State Clean
      Water & Drinking Revolving Funds,
      5.00%, 6/15/26                                                                 2,500          2,554
   New York State Environmental
      Facilities Corp. Revenue Bonds,
      Series A, State Clean Water &
      Drinking Revolving Funds,
      6.00%, 6/15/16                                                                 1,330          1,531
   New York State Environmental
      Facilities Corp. Revenue Bonds,
      Series A, State Clean Water &
      Drinking Revolving Funds,
      Prerefunded,
      6.00%, 6/15/09                                                                   170            202
   New York State Mortgage Agency
      Revenue Bonds, 26th Series,
      5.85%, 4/1/17                                                                    920            972
   New York State Thruway Authority
      Revenue Bonds, Series A,
      General Highway & Bridge Fund
      (MBIA Insured),
      5.00%, 4/1/11                                                                 10,000         11,157
   New York State Thruway Authority
      Revenue Bonds, Series A,
      Highway & Bridge Trust Fund
      (FSA Insured), Prerefunded,
      6.00%, 4/1/10                                                                  1,000          1,198
   New York State Thruway Authority
      Service Contract Revenue Bonds,
      Local Highway & Bridge
      (AMBAC Insured),
      5.38%, 4/1/18                                                                  2,500          2,759
   New York State Urban Development
      Corp. Subordinate Lien Revenue
      Bonds (G.O. of Corp.),
      5.50%, 7/1/16                                                                  1,250          1,373
   Port Authority New York & New Jersey
      Revenue Bonds, Series 94
      (G.O. of Authority),
      5.70%, 12/1/10                                                                 3,000          3,185
   Port Authority of New York & New
      Jersey Revenue Bonds, Series 127
      (AMT) (AMBAC Insured - G.O. of
      Authority),
      5.50%, 12/15/12                                                               $1,735         $1,957
   Port Authority of New York & New
      Jersey Revenue Bonds, Series 128
      (FSA Insured - G.O. of Authority),
      4.00%, 11/1/11                                                                 3,910          4,123
      5.00%, 11/1/32                                                                 5,000          5,094
   Tobacco Settlement Financing
      Authority Revenue Bonds, Series A-
      1, Asset-Backed (AMBAC Insured),
      5.25%, 6/1/21                                                                  3,950          4,186
   Tobacco Settlement Financing
      Authority Revenue Bonds,
      Series A-1, Asset-Backed,
      5.00%, 6/1/09                                                                  5,000          5,112
      5.25%, 6/1/12                                                                  2,000          2,105
      5.50%, 6/1/16                                                                  3,000          3,199
-----------------------------------------------------------------------------------------------------------
                                                                                                  118,453
-----------------------------------------------------------------------------------------------------------
NORTH CAROLINA - 4.0%
   Harnett County COP Revenue
      Refunding Bonds (FSA Insured),
      2.00%, 10/1/03                                                                 1,000          1,000
   North Carolina Eastern Municipal
      Power Agency Power System
      Revenue Refunding Bonds, Series A,
      5.20%, 1/1/10                                                                  2,505          2,677
   North Carolina Eastern Municipal
      Power Agency Power System
      Revenue Refunding Bonds, Series B,
      6.00%, 1/1/06                                                                  1,500          1,623
      6.13%, 1/1/09                                                                  9,425         10,656
   North Carolina Municipal Power
      Agency No. 1 Catawba Revenue
      Bonds, Series A,
      5.50%, 1/1/12                                                                  5,805          6,407
   North Carolina Municipal Power
      Agency No. 1 Catawba Revenue
      Bonds, Series B,
      6.50%, 1/1/20                                                                  2,500          2,758
   University of North Carolina at
      Wilmington Revenue Bonds
      (AMBAC Insured),
      5.25%, 1/1/20                                                                  1,000          1,082
-----------------------------------------------------------------------------------------------------------
                                                                                                   26,203
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  62  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8% - CONTINUED
OHIO - 0.4%
   Akron City G.O. Limited Bonds,
      5.75%, 12/1/17                                                                $1,000         $1,150
   Ohio Housing Finance Agency
      Mortgage Revenue Bonds,
      Series C (AMT), Residential
      Mortgage-Backed Securities
      (Colld. by GNMA Securities),
      5.15%, 3/1/13                                                                  1,610          1,650
-----------------------------------------------------------------------------------------------------------
                                                                                                    2,800
-----------------------------------------------------------------------------------------------------------
OKLAHOMA - 0.5%
   Grand River Dam Authority Revenue
      Refunding Bonds,
      4.00%, 6/1/04                                                                  3,000          3,055
-----------------------------------------------------------------------------------------------------------
OREGON - 0.9%
   Port of Portland Revenue Bonds,
      Series A, Portland International
      Airport (AMBAC Insured),
      5.50%, 7/1/24                                                                  2,000          2,112
   Portland City Airport Way Urban
      Renewal & Redevelopment Tax
      Increment Bonds, Series A
      (AMBAC Insured),
      6.00%, 6/15/16                                                                 3,450          3,985
-----------------------------------------------------------------------------------------------------------
                                                                                                    6,097
-----------------------------------------------------------------------------------------------------------
PENNSYLVANIA - 2.9%
   Allegheny County Port Authority
      Transportation Special Revenue
      Bonds (MBIA Insured), Prerefunded,
      6.00%, 3/1/09                                                                  2,565          3,038
   Delaware River Joint Toll Bridge
      Commission Revenue Bonds,
      5.25%, 7/1/12                                                                  5,000          5,571
   Pennsylvania Economic Development
      Financing Authority Exempt
      Facilities Revenue Bonds, Series A
      (AMT), Amtrak Project,
      6.13%, 11/1/21                                                                 1,200          1,196
   Pennsylvania Housing Finance Agency
      SFM Revenue Bonds, Series 72A
      (AMT),
      4.80%, 4/1/12                                                                    750            780
   Pennsylvania State Higher Education
      Revenue Bonds, Capital Acquisition
      (MBIA Insured - G.O. of Agency),
      Prerefunded,
      6.00%, 12/15/10                                                                1,815          2,180
      6.13%, 12/15/10                                                                1,925          2,328
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                                                $2,000         $2,123
   Pennsylvania State Intergovernmental
      Cooperative Authority Special TRB,
      City of Philadelphia Funding
      Program (FGIC Insured),
      Prerefunded,
      6.75%, 6/15/05                                                                 1,300          1,423
-----------------------------------------------------------------------------------------------------------
                                                                                                   18,639
-----------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - 0.8%
   South Carolina State Public Service
      Authority Revenue Refunding
      Bonds, Series B (FGIC Insured),
      6.50%, 1/1/05                                                                  5,000          5,333
-----------------------------------------------------------------------------------------------------------
SOUTH DAKOTA - 0.3%
   Rapid City Sales Tax Revenue
      Refunding Bonds (AMBAC Insured),
      5.50%, 6/1/11                                                                  1,505          1,732
-----------------------------------------------------------------------------------------------------------
TENNESSEE - 0.4%
   Memphis-Shelby County Airport
      Authority General Revenue Bonds,
      Series D (AMT) (AMBAC Insured),
      6.25%, 3/1/15                                                                  2,000          2,257
   Shelby County Health, Educational &
      Housing Facilities Board Revenue
      Bonds, St. Jude's Children's
      Research,
      4.65%, 7/1/04                                                                    340            348
-----------------------------------------------------------------------------------------------------------
                                                                                                    2,605
-----------------------------------------------------------------------------------------------------------
TEXAS - 5.4%
   Austin City Utilities System Revenue
      Refunding Bonds (FSA Insured),
      5.13%, 11/15/17                                                                3,000          3,230
   Dallas-Fort Worth International Airport
      Facilities Improvement Corp.
      Revenue Bonds, Series A
      (MBIA Insured),
      5.50%, 11/1/33                                                                 5,000          5,204
   Ennis Independent School District 903
      Capital Appreciation G.O. Unlimited
      Refunding Bonds (PSF Gtd.),
      0.00%, 8/15/26                                                                 3,365            903

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  63  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  INTERMEDIATE TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 91.8% - CONTINUED
TEXAS - 5.4% - (CONTINUED)
   Frisco Independent School District
      Building G.O. Unlimited Bonds
      (PSF Gtd.),
      6.50%, 8/15/14                                                                $1,535         $1,851
   Harris County Health Facilities
      Development Authority Revenue
      Bonds, Series A, Christus Health
      (MBIA Insured),
      5.25%, 7/1/07                                                                    500            558
   Harris County Toll Road Senior
      Subordinate Lien Revenue
      Refunding Bonds (AMBAC Insured),
      4.95%, 8/15/06                                                                 7,450          7,836
   Sam Rayburn Municipal Power
      Agency Revenue Refunding Bonds,
      5.50%, 10/1/10                                                                 1,000          1,067
      6.00%, 10/1/16                                                                 1,000          1,056
      6.00%, 10/1/21                                                                 1,250          1,300
   San Antonio Electricity & Gas
      Revenue Bonds, Series A,
      5.25%, 2/1/14                                                                  1,625          1,785
   San Antonio Electricity & Gas
      Revenue Bonds, Series A,
      Prerefunded,
      5.25%, 2/1/09                                                                    875          1,002
   San Antonio Electricity & Gas
      Revenue Refunding Bonds,
      4.00%, 2/1/05                                                                  5,000          5,191
   State of Texas Revenue Bonds,
      Series B, Escrowed to Maturity,
      5.00%, 10/1/03                                                                 1,000          1,000
   Texas State Turnpike Authority
      Revenue Refunding Bonds
      (AMBAC Insured),
      5.00%, 1/1/20                                                                  3,335          3,436
-----------------------------------------------------------------------------------------------------------
                                                                                                   35,419
-----------------------------------------------------------------------------------------------------------
VIRGIN ISLANDS - 0.5%
   Virgin Islands PFA Revenue Bonds,
      Series A, Gross Receipts
      Tax Lien Note,
      5.63%, 10/1/10                                                                 3,000          3,276
-----------------------------------------------------------------------------------------------------------
VIRGINIA - 2.1%
   Virginia Housing Development
      Authority Commonwealth Mortgage
      Revenue Bonds, Subseries J-1
      (MBIA Insured - G.O. of Authority),
      4.05%, 7/1/07                                                                 $5,000         $5,269
      4.75%, 1/1/12                                                                  3,000          3,145
      4.88%, 7/1/13                                                                  5,265          5,482
-----------------------------------------------------------------------------------------------------------
                                                                                                   13,896
-----------------------------------------------------------------------------------------------------------
WASHINGTON - 3.7%
   King County Sewer Revenue Bonds,
      Second Series (FGIC Insured),
      6.25%, 1/1/15                                                                  5,020          5,845
   Washington Public Power Supply
      System Revenue Refunding Bonds,
      Series A, Nuclear Project No. 2,
      5.25%, 7/1/08                                                                  5,000          5,240
   Washington State G.O. Unlimited
      Bonds, Series D, Motor Vehicle Fuel
      Tax (FGIC Insured),
      5.38%, 1/1/22                                                                  1,250          1,328
   Washington State G.O. Unlimited
      Bonds, Series S-4,
      5.75%, 1/1/12                                                                 10,000         11,407
-----------------------------------------------------------------------------------------------------------
                                                                                                   23,820
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $571,428)                                                                                   598,230

                                                                                  NUMBER          VALUE
                                                                                 OF SHARES        (000S)
OTHER - 1.1%
   AIM Tax Exempt Cash Reserve Fund                                              6,506,732          6,507
   Dreyfus Tax-Exempt Cash
      Management Fund                                                              849,732            850
-----------------------------------------------------------------------------------------------------------
TOTAL OTHER
(COST $7,357)                                                                                       7,357

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  64  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
SHORT-TERM INVESTMENTS - 8.3%
   Collier County Health Facilities
      Authority Hospital Revenue VRDB,
      Series C-1, Cleveland HealthCare,
      1.22%, 10/1/03                                                                  $600           $600
   Colorado Educational & Cultural
      Facilities Authority VRDB, Series A1,
      1.22%, 10/1/03                                                                 2,200          2,200
   Harris County Health Facilities
      Development Authority Revenue
      VRDB, Methodist Hospital,
      1.25%, 10/1/03                                                                 2,800          2,800
   Highlands County Health Facilities
      Authority Revenue VRDB, Series A,
      1.10%, 10/2/03                                                                 5,800          5,800
   Knox County Health Educational &
      Housing Facilities Board Revenue
      VRDB, Volunteer Student Housing
      LLC,
      1.05%, 10/2/03                                                                14,300         14,300
   Lee County IDA Revenue VRDB,
      Series B,
      1.10%, 10/1/03                                                                 8,900          8,900
   Los Angeles Department of Water &
      Power Waterworks Revenue VRDB,
      Subseries B-1,
      1.05%, 10/2/03                                                                 7,100          7,100
   Medical Center Educational Building
      Corp. Revenue VRDB, Adult Hospital
      Project (AMBAC Insured),
      1.05%, 10/2/03                                                                11,400         11,400
   Nassau County Solid Wastewater
      Revenue Refunding VRDB,
      1.05%, 10/2/03                                                                 1,000          1,000
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $54,100)                                                                                     54,100

TOTAL INVESTMENTS - 101.2%
(COST $632,885)                                                                                   659,687
   Liabilities less Other Assets - (1.2)%                                                          (7,619)
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                              $652,068

At September 30, 2003, the Intermediate Tax-Exempt Fund's investments were diversified as follows:

INDUSTRY SECTOR                             PERCENTAGE
Airport                                            5.2%
General                                            5.5
General Obligation                                13.4
Higher Education                                   6.8
Power                                             11.0
Short-Term Investments                             8.2
Transporation                                     11.2
Utilities                                         11.4
All other sectors less than 5%                    27.3
--------------------------------------------------------

Total                                            100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  65  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

                                                                                  PRINCIPAL
                                                                                    AMOUNT       VALUE
                                                                                    (000S)       (000S)
U.S. GOVERNMENT AGENCIES - 46.0%
FANNIE MAE - 29.7%
      5.25%, 4/15/07                                                               $22,685        $24,787
      5.00%, 5/14/07                                                                 4,315          4,417
      3.25%, 1/15/08                                                                 7,500          7,606
   Pool #555649,
      7.50%, 10/1/32                                                                 1,763          1,880
   Pool #555750,
      5.00%, 9/1/18                                                                  7,670          7,853
   Pool #667012,
      5.50%, 11/1/17                                                                 1,338          1,385
   Pool #672179,
      5.50%, 12/1/17                                                                 8,080          8,365
   Pool #729045,
      5.50%, 8/1/33                                                                  3,316          3,385
   Pool TBA, (1)
      4.50%, 12/31/49                                                                5,090          5,131
-----------------------------------------------------------------------------------------------------------
                                                                                                   64,809
-----------------------------------------------------------------------------------------------------------
FREDDIE MAC - 12.0%
      3.25%, 11/15/04                                                                8,000          8,177
      1.50%, 8/15/05                                                                 4,325          4,323
      2.75%, 8/15/06                                                                 9,000          9,145
   CMO, Series 2500, Class GE,
      5.50%, 9/15/17                                                                 2,200          2,301
   CMO, Series 2500, Class TE,
      5.50%, 9/15/17                                                                 2,200          2,296
   Pool #410092,
      3.74%, 11/1/24                                                                    96             99
-----------------------------------------------------------------------------------------------------------
                                                                                                   26,341
-----------------------------------------------------------------------------------------------------------
FREDDIE MAC GOLD - 2.4%
   Pool #E91020,
      5.50%, 8/1/17                                                                  5,068          5,245
-----------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II - 1.9%
   Pool #003362,
      6.00%, 3/20/33                                                                 3,994          4,138
-----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
-----------------------------------------------------------------------------------------------------------
(COST $99,610)                                                                                    100,533

U.S. GOVERNMENT OBLIGATIONS - 50.5%
U.S. TREASURY NOTES - 50.5%
      6.00%, 8/15/04                                                               $10,000        $10,426
      5.88%, 11/15/04                                                               56,200         59,175
      6.50%, 8/15/05                                                                 6,900          7,551
      2.00%, 8/31/05                                                                 7,100          7,177
      2.38%, 8/15/06                                                                 9,595          9,728
      3.50%, 11/15/06                                                                9,000          9,404
      2.63%, 5/15/08                                                                 1,890          1,885
      3.13%, 9/15/08                                                                 4,840          4,907
-----------------------------------------------------------------------------------------------------------
                                                                                                  110,253
-----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
(COST $109,061)                                                                                   110,253

SHORT-TERM INVESTMENT - 4.7%
   FHLB Discount Note,
      1.01%, 10/1/03                                                                10,193         10,193
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $10,193)                                                                                     10,193

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.2%
(COST $218,864)                                                                                   220,979
   Liabilities less Other Assets - (1.2)%                                                          (2,597)
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                              $218,382

(1) WHEN-ISSUED SECURITY.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  66  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  TAX-EXEMPT FUND

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1%
ARIZONA - 2.5%
   Arizona Student Loan Acquisition
      Authority Revenue Refunding
      Bonds, Series A-1 (AMT)
      (Student Loans Gtd.),
      5.90%, 5/1/24                                                                 $1,000         $1,057
   Maricopa County Unified School
      District No. 41 Gilbert G.O.
      Unlimited Bonds,
      6.25%, 7/1/15                                                                    235            257
   Maricopa County Unified School
      District No. 41 Gilbert G.O. Unlimited
      Bonds, Prerefunded,
      6.25%, 7/1/08                                                                  2,765          3,273
   Maricopa County Unified School
      District No. 11 Peoria G.O. Unlimited
      Bonds, Unified Project of 1991,
      Prerefunded,
      5.50%, 7/1/05                                                                  1,500          1,628
   Maricopa County Unified School
      District No. 69 Paradise Valley G.O.
      Unlimited Bonds, Series B,
      8.50%, 7/1/06                                                                  5,500          6,498
   Mesa IDA Student Housing Revenue
      Bonds, Series A, ASU
      East/Maricopa College,
      6.00%, 7/1/32                                                                  1,000            996
-----------------------------------------------------------------------------------------------------------
                                                                                                   13,709
-----------------------------------------------------------------------------------------------------------
CALIFORNIA - 15.4%
   Alvord Unified School District G.O.
      Unlimited Refunding Bonds,
      Series A (MBIA Insured),
      5.90%, 8/1/30                                                                  1,500          1,771
   Bay Area Government Association
      Rapid Transit Bart SFO Extension
      Revenue Bonds, Series A, Federal
      Transportation Authority Capital
      Grant (AMBAC Insured),
      5.00%, 6/15/08                                                                 1,265          1,269
   California Educational Facilities
      Authority Capital Appreciation
      Revenue Bonds, Loyola Marymount
      (MBIA Insured), Prerefunded,
      0.00%, 10/1/09                                                                 4,000            843
   California Educational Facilities
      Authority Revenue Bonds,
      Claremont McKenna College,
      5.00%, 11/1/29                                                                 3,000          3,034
   California Infrastructure & Economic
      Development Bank Revenue Bonds,
      First Lien, Series A (FGIC Insured),
      5.00%, 7/1/29                                                                 $5,000         $5,073
   California State Department of Water
      Resources Power Supply Revenue
      Bonds, Series A,
      6.00%, 5/1/14                                                                 12,000         13,695
   California State G.O. Unlimited Bonds,
      5.75%, 5/1/30                                                                  5,000          5,215
   Golden State Tobacco Securitization
      Corp. Revenue Bonds, Series B,
      5.50%, 6/1/33                                                                  1,500          1,483
      5.63%, 6/1/38                                                                  7,500          7,426
      5.50%, 6/1/43                                                                  5,000          4,843
   Kern High School District G.O.
      Unlimited Refunding Bonds,
      Series A (MBIA Insured),
      6.60%, 2/1/17                                                                  1,845          2,231
      6.60%, 8/1/17                                                                  1,825          2,206
   Laguna Beach Unified School District
      G.O. Unlimited Revenue Bonds,
      Election of 2001 (FSA Insured),
      5.00%, 8/1/28                                                                  1,835          1,855
   Long Beach Community College
      District Revenue Bonds, Series A,
      2002 Election (MBIA Insured),
      5.00%, 5/1/28                                                                    750            761
   Los Angeles Convention & Exhibition
      Center Authority COP, Prerefunded,
      9.00%, 12/1/05                                                                 6,000          7,003
      9.00%, 12/1/05                                                                 6,000          7,003
   Los Angeles Department of Water &
      Power Electric Plant
      Revenue Bonds, Prerefunded,
      6.00%, 2/15/05                                                                 1,060          1,142
   Los Angeles Unified School District
      G.O. Unlimited Bonds, Series A
      (MBIA Insured),
      5.38%, 7/1/17                                                                  2,000          2,230
   Menlo Park G.O. Unlimited Bonds,
      5.25%, 8/1/27                                                                  1,000          1,048
   North Orange County Community
      College District Revenue Bonds,
      Series A (MBIA Insured),
      5.00%, 2/1/27                                                                  1,500          1,524

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  67  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1% - CONTINUED
CALIFORNIA - 15.4% - (CONTINUED)
   Orange County Sanitation District COP
      (FGIC Insured),
      5.25%, 2/1/28                                                                $10,000        $10,428
   Walnut Valley Unified School District
      G.O. Unlimited Bonds, Series A
      (MBIA Insured), Escrowed to
      Maturity,
      6.00%, 8/1/13                                                                  1,000          1,214
-----------------------------------------------------------------------------------------------------------
                                                                                                   83,297
-----------------------------------------------------------------------------------------------------------
COLORADO - 1.1%
   Colorado Health Facilities Authority
      Revenue Bonds, Portercare
      Adventist Health Hospital,
      6.50%, 11/15/31                                                                1,000          1,079
   Denver City & County Revenue
      Refunding Bonds, Series E (AMT)
      (FGIC Insured),
      5.50%, 11/15/18                                                                1,000          1,078
   Denver City & County Special Facilities
      Airport Revenue Bonds, Series A
      (AMT), Rental Car Project
      (MBIA Insured),
      6.00%, 1/1/14                                                                  3,360          3,802
-----------------------------------------------------------------------------------------------------------
                                                                                                    5,959
-----------------------------------------------------------------------------------------------------------
CONNECTICUT - 2.0%
   Connecticut State Special Tax
      Obligation Revenue Bonds, Series A,
      Transportation Infrastructure,
      Partially Prerefunded,
      7.13%, 6/1/10                                                                  8,625         10,752
-----------------------------------------------------------------------------------------------------------
FLORIDA - 12.6%
   Broward County G.O. Unlimited Bonds,
      Escrowed to Maturity,
      10.00%, 7/1/14                                                                15,950         23,570
   Crossings at Fleming Island Community
      Development District Special
      Assessment Revenue Refunding
      Bonds, Series C,
      7.05%, 5/1/15                                                                  1,800          1,895
   Florida State Board of Education
      Capital Outlay G.O. Unlimited Bonds,
      9.13%, 6/1/14                                                                  2,090          2,933
   Florida State Board of Education
      Capital Outlay G.O. Unlimited
      Refunding Bonds, Escrowed to
      Maturity,
      9.13%, 6/1/14                                                                    325            454
   Florida State Department Envionmental
      Protection Revenue Bonds,
      Series C, Florida Forever Project
      (AMBAC Insured),
      5.00%, 7/1/12                                                                 $6,435         $7,198
   Heritage Palms Community
      Development District Capital
      Improvement Revenue Bonds,
      6.25%, 11/1/04                                                                 1,055          1,066
   Jacksonville Electric Authority
      Revenue Bonds, Series 3-A,
      Electrical System,
      5.20%, 10/1/33                                                                 3,000          3,009
   Jacksonville Electric Authority
      Revenue Bonds, Series 3C,
      Electric System,
      5.63%, 10/1/35                                                                 1,000          1,003
   Jacksonville Electric Authority
      Revenue Bonds, Series A,
      Water & Sewer System,
      5.38%, 10/1/29                                                                 4,750          4,805
   Jacksonville Electric Systems Revenue
      Bonds, Series 3A,
      5.50%, 10/1/41                                                                 4,500          4,793
   Orlando Utilities Commission Water &
      Electric Revenue Refunding Bonds,
      Series D, Escrowed to Maturity,
      6.75%, 10/1/17                                                                 6,200          7,772
   Pinellas County Sewer Revenue Bonds
      (MBIA Insured), Escrowed to
      Maturity,
      5.75%, 10/1/05                                                                 2,500          2,729
   Poinciana Community Development
      District Special Assessment Bonds,
      Series A,
      7.13%, 5/1/31                                                                  1,000          1,048
   Sunrise Utility System Revenue
      Refunding Bonds, Series A
      (AMBAC Insured),
      5.50%, 10/1/15                                                                 5,000          5,738
   Vista Lakes Community Development
      District Capital Improvement
      Revenue Bonds, Series B,
      6.35%, 5/1/05                                                                    140            142
-----------------------------------------------------------------------------------------------------------
                                                                                                   68,155
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  68  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1% - CONTINUED
GEORGIA - 3.0%
   De Kalb County Water & Sewer
      Revenue Bonds,
      5.38%, 10/1/35                                                                $6,200         $6,485
   Forsyth County G.O. Unlimited Bonds,
      6.00%, 3/1/18                                                                  3,290          3,820
   Gainesville & Hall County Development
      Authority Revenue Bonds, Series C,
      Senior Living Facilities - Lanier
      Village,
      7.25%, 11/15/29                                                                2,000          1,972
   Georgia Municipal Electric Authority
      Power Revenue Bonds, Series B
      (FGIC Insured),
      6.38%, 1/1/16                                                                  2,300          2,844
   Private Colleges & Universities
      Authority Student Housing Revenue
      Bonds, Series A, Mercer Housing
      Corp. Project,
      6.00%, 6/1/21                                                                  1,000          1,030
-----------------------------------------------------------------------------------------------------------
                                                                                                   16,151
-----------------------------------------------------------------------------------------------------------
HAWAII - 0.4%
   Honolulu City & County G.O. Unlimited
      Revenue Bonds, Series A
      (MBIA Insured),
      5.25%, 3/1/24                                                                  2,000          2,092
-----------------------------------------------------------------------------------------------------------
ILLINOIS - 10.4%
   Chicago City G.O. Unlimited Bonds,
      Series A (FGIC Insured),
      Prerefunded,
      6.75%, 7/1/10                                                                 10,000         12,417
   Chicago City O'Hare International
      Airport Revenue Bonds, Series A,
      Passenger Facilities Charge
      (AMBAC Insured),
      5.60%, 1/1/09                                                                  5,000          5,551
   Chicago City O'Hare International
      Airport Third Lien Revenue Bonds,
      Series B-2 (AMT) (XLCA Insured),
      6.00%, 1/1/29                                                                 11,000         11,901
   Chicago City O'Hare International
      Airport Third Lien Revenue Bonds,
      Series B-2 (FSA Insured),
      5.25%, 1/1/27                                                                 10,935         11,073
   Chicago O'Hare International Airport
      Third Lien Revenue Refunding
      Bonds, Series C2 (AMT)
      (FSA Insured),
      5.25%, 1/1/30                                                                 $2,940         $2,964
   Chicago Park District Parking Facilities
      Revenue Bonds (ACA Insured),
      Prerefunded,
      6.00%, 1/1/10                                                                  3,000          3,519
   Cook County G.O. Unlimited Refunding
      Bonds, Series B (FGIC Insured),
      5.13%, 11/15/12                                                                2,350          2,602
   Illinois Development Finance Authority
      Economic Development Revenue
      Bonds, Latin School of Chicago
      Project,
      5.60%, 8/1/18                                                                    350            358
   Illinois Educational Facilities Authority
      Student Housing Revenue Bonds,
      Educational Advancement Fund
      University Center Project,
      6.00%, 5/1/22                                                                    750            754
   Illinois Health Facilities Authority
      Revenue Bonds, Riverside
      Health System,
      6.00%, 11/15/32                                                                1,000          1,021
   Metropolitan Pier & Exposition
      Authority Capital Appreciation
      Revenue Refunding Bonds, Series B,
      McCormick Place (MBIA Insured),
      0.00%, 6/15/20                                                                 6,000          3,982
-----------------------------------------------------------------------------------------------------------
                                                                                                   56,142
-----------------------------------------------------------------------------------------------------------
INDIANA - 5.6%
   Franklin Township Independent School
      Building Corp. Marion County First
      Mortgage Revenue Bonds,
      Prerefunded,
      6.50%, 7/15/10                                                                 5,000          6,193
   Hamilton County Independent Public
      Building Corp. First Mortgage G.O.
      Unlimited Bonds,
      7.25%, 8/1/13                                                                  4,200          5,407
   Indiana Development Finance
      Authority Environmental Refunding
      Bonds, USX Corp. Project,
      5.25%, Mandatory Put 12/2/11                                                   1,000          1,068

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  69  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1% - CONTINUED
INDIANA - 5.6% - (CONTINUED)
   Indiana HFA SFM Revenue Bonds,
      Series C-3 (AMT),
      6.30%, 7/1/31                                                                   $515           $521
   Indiana Office Building Commission
      Capital Complex Revenue Bonds,
      Series B (MBIA Insured),
      7.40%, 7/1/15                                                                  5,620          7,451
   Indianapolis City Industrial Utilities
      District Revenue Refunding Bonds,
      Series B (FGIC Insured),
      3.50%, 6/1/18                                                                  3,280          3,040
   Indianapolis City Industrial Utilities
      District Revenue Refunding Bonds,
      Series B (FGIC Insured),
      Escrowed to Maturity,
      5.00%, 6/1/06                                                                  1,740          1,904
      4.00%, 6/1/08                                                                  2,275          2,465
   Monroe County Hospital Authority
      Revenue Bonds, Series B,
      Bloomington Hospital Obligation
      Group (FSA Insured),
      6.00%, 5/1/29                                                                  2,000          2,231
-----------------------------------------------------------------------------------------------------------
                                                                                                   30,280
-----------------------------------------------------------------------------------------------------------
KANSAS - 0.3%
   Wichita Hospital Improvement
      Facilities Revenue Refunding Bonds,
      Series III,
      6.25%, 11/15/18                                                                1,685          1,880
-----------------------------------------------------------------------------------------------------------
KENTUCKY - 2.0%
   Louisville & Jefferson County
      Metropolitan Sewer District Sewer
      & Drain System Revenue Bonds,
      Series A (MBIA Insured),
      5.50%, 5/15/34                                                                10,000         10,649
-----------------------------------------------------------------------------------------------------------
MARYLAND - 0.7%
   Maryland Community Development
      Administration Department Housing
      & Community Development Revenue
      Bonds, Series D (AMT)
      (FHA Insured),
      6.20%, 9/1/20                                                                  1,675          1,680
   Maryland State Health & Higher
      Educational Facilities Authority
      Revenue Bonds, John Hopkins
      Hospital Issue,
      5.00%, 11/15/28                                                                2,000          2,011
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,691
-----------------------------------------------------------------------------------------------------------
MASSACHUSETTS - 2.5%
   Massachusetts State College Building
      Authority Capital Appreciation
      Revenue Refunding Bonds, Series B
      (XLCA Insured),
      0.00%, 5/1/19                                                                 $5,865         $2,843
   Massachusetts State College Building
      Authority Revenue Refunding
      Bonds, Series B (XLCA Insured),
      5.38%, 5/1/21                                                                  1,920          2,135
      5.50%, 5/1/28                                                                  2,500          2,771
   Massachusetts State Development
      Finance Agency Revenue Bonds,
      Series P, Boston University
      (G.O. of Institution),
      6.00%, 5/15/59                                                                 2,000          2,200
   Massachusetts State Water Pollution
      Abatement Revenue Bonds,
      Series A, MWRA Program,
      6.00%, 8/1/19                                                                  3,000          3,636
-----------------------------------------------------------------------------------------------------------
                                                                                                   13,585
-----------------------------------------------------------------------------------------------------------
MICHIGAN - 0.8%
   Michigan State Building Authority
      Revenue Refunding Bonds, Series I,
      Facilities Program,
      6.00%, 12/31/49                                                                4,605          4,615
-----------------------------------------------------------------------------------------------------------
MINNESOTA - 0.5%
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds,
      5.70%, 1/1/17                                                                  1,810          1,900
   Minnesota State Housing Finance
      Agency SFM Revenue Bonds,
      Series A (MBIA Insured),
      5.35%, 7/1/17                                                                    980          1,016
-----------------------------------------------------------------------------------------------------------
                                                                                                    2,916
-----------------------------------------------------------------------------------------------------------
MISSOURI - 0.9%
   Missouri State Board of Public
      Buildings Special Obligations
      Revenue Bonds, Series A,
      5.00%, 10/15/27                                                                5,000          5,094
-----------------------------------------------------------------------------------------------------------
NEBRASKA - 0.6%
   Lincoln Electrical System Revenue
      Refunding Bonds,
      4.75%, 9/1/28                                                                  3,500          3,478
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  70  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1% - CONTINUED
NEVADA - 0.5%
   Nevada State G.O. Limited Refunding
      Bonds, Nevada Municipal Bond
      Bank Project 20-23A,
      Escrowed to Maturity,
      7.20%, 7/1/06                                                                 $2,540         $2,575
-----------------------------------------------------------------------------------------------------------
NEW JERSEY - 0.9%
   New Jersey State Health Care
      Facilities Financing Authority
      Revenue Refunding Bonds,
      Atlantic City Medical Center,
      6.25%, 7/1/17                                                                  1,000          1,113
   New Jersey State Transit Corp.
      Revenue Capital Grant Anticipation
      Notes, Series A (AMBAC Insured),
      5.13%, 2/1/04                                                                  1,125          1,128
   New Jersey State Turnpike Authority
      Revenue Bonds, Series A
      (FGIC Insured),
      5.00%, 1/1/27                                                                  2,500          2,548
-----------------------------------------------------------------------------------------------------------
                                                                                                    4,789
-----------------------------------------------------------------------------------------------------------
NEW YORK - 15.5%
   Dutchess County IDA Civic Facilities
      Revenue Bonds, Bard College Civic
      Facilities,
      5.75%, 8/1/30                                                                  2,000          2,131
   Metropolitan Transportation Authority
      Dedicated Tax Fund Revenue Bonds,
      Series A (FGIC Insured),
      Prerefunded,
      4.75%, 10/1/15                                                                 5,320          5,885
   Metropolitan Transportation Authority
      Revenue Bonds, Series B,
      5.25%, 11/15/32                                                               10,000         10,172
   Nassau County Interim Finance
      Authority Revenue Bonds, Series A,
      Sales Tax Secured,
      5.63%, 11/15/20                                                                5,000          5,404
   New York City IDA Special Airport
      Facilities Revenue Bonds, Series A
      (AMT), Airis JFK I LLC Project,
      6.00%, 7/1/27                                                                    500            489
   New York City Municipal Water &
      Sewer Finance Authority Revenue
      Bonds, Series A,
      5.13%, 6/15/15                                                                 4,000          4,359
   New York City Municipal Water
      Finance Authority Water & Sewer
      System Revenue Bonds, Series A
      (MBIA-IBC Insured),
      5.50%, 6/15/23                                                                $5,000         $5,288
   New York City Municipal Water
      Finance Authority Water & Sewer
      System Revenue Bonds, Series B,
      Prerefunded,
      6.00%, 6/15/10                                                                 1,940          2,334
   New York City Municipal Water
      Finance Authority Water & Sewer
      System Revenue Crossover
      Refunding Bonds, Series B,
      6.00%, 6/15/33                                                                 1,160          1,364
   New York City Revenue Bonds,
      Series G (XLCA Insured),
      5.50%, 8/1/12                                                                  1,500          1,715
   New York City Transitional Finance
      Authority Revenue Bonds, Series B,
      Future Tax Secured, Prerefunded,
      6.00%, 5/15/10                                                                 4,000          4,805
      6.13%, 5/15/10                                                                 2,000          2,417
   New York Power Authority Revenue
      Bonds, Series A,
      4.75%, 11/15/22                                                                2,000          2,028
   New York State Dormitory Authority
      Revenue Bonds, Series A,
      Court Facilities,
      5.50%, 5/15/17                                                                 5,000          5,464
      5.50%, 5/15/19                                                                 1,000          1,075
   New York State Dormitory Authority
      Revenue Bonds, Series A,
      University Dormitory Facilities,
      6.25%, 7/1/20                                                                  1,115          1,295
   New York State Dormitory Authority
      Revenue Bonds, St. John's
      University (MBIA Insured),
      5.25%, 7/1/25                                                                  5,000          5,171
   New York State Environmental
      Facilities Corp. Revenue Bonds,
      Second Resolution, State Clean
      Water & Drinking Revolving Funds,
      5.00%, 6/15/33                                                                 5,000          5,080
   New York State G.O. Refunding Bonds,
      Series A,
      6.00%, 5/15/30                                                                 5,550          6,075

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  71  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1% - CONTINUED
NEW YORK - 15.5% - (CONTINUED)
   New York State Mortgage Agency
      Revenue Bonds, 26th Series,
      5.85%, 4/1/17                                                                   $920           $972
   New York State Thruway Authority
      Service Contract Revenue Bonds,
      Local Highway & Bridge
      (AMBAC Insured),
      5.38%, 4/1/18                                                                  3,110          3,433
   Port Authority New York & New Jersey
      Revenue Bonds, Series 109
      (G.O. of Authority),
      5.38%, 1/15/32                                                                 2,000          2,053
   Port Authority of New York & New
      Jersey Revenue Bonds, Series 128
      (FSA Insured - G.O. of Authority),
      5.00%, 11/1/32                                                                 5,000          5,094
-----------------------------------------------------------------------------------------------------------
                                                                                                   84,103
-----------------------------------------------------------------------------------------------------------
NORTH CAROLINA - 4.1%
   North Carolina Municipal Power
      Agency No. 1 Catawba Revenue
      Bonds, Series B,
      6.50%, 1/1/20                                                                  2,500          2,758
   North Carolina State Eastern
      Municipal Power Agency Power
      System Revenue Refunding Bonds,
      Series A, Escrowed to Maturity,
      6.50%, 1/1/18                                                                  2,655          3,374
   North Carolina State Eastern
      Municipal Power Agency Power
      System Revenue Refunding Bonds,
      Series B,
      7.00%, 1/1/08                                                                 10,000         11,521
   North Carolina State Eastern
      Municipal Power Agency Power
      System Revenue Refunding Bonds,
      Series D,
      6.75%, 1/1/26                                                                  1,250          1,348
   North Carolina State Municipal Power
      Agency No. 1 Catawba Revenue
      Bonds, Series A,
      5.50%, 1/1/13                                                                  3,000          3,285
-----------------------------------------------------------------------------------------------------------
                                                                                                   22,286
-----------------------------------------------------------------------------------------------------------
OHIO - 0.7%
   Ohio Housing Finance Agency
      Mortgage Revenue Bonds,
      Series A-1, Residential
      Mortgage-Backed Securities
      (Colld. by GNMA Securities),
      5.70%, 3/1/17                                                                   $930           $971
   Ohio Housing Finance Agency
      Mortgage Revenue Bonds,
      Series C (AMT), Residential
      Mortgage-Backed Securities
      (Colld. by GNMA Securities),
      5.15%, 3/1/13                                                                  1,615          1,655
   Plain Local School District G.O.
      Unlimited Bonds (FGIC Insured),
      6.00%, 12/1/25                                                                   190            214
   Plain Local School District G.O.
      Unlimited Bonds (FGIC Insured),
      Prerefunded,
      6.00%, 6/1/11                                                                    810            967
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,807
-----------------------------------------------------------------------------------------------------------
OKLAHOMA - 1.8%
   McGee Creek Authority Water
      Revenue Bonds (MBIA Insured),
      6.00%, 1/1/13                                                                  6,000          7,124
   Payne County Economic Development
      Authority Student Housing Revenue
      Bonds, Series A, Collegiate Housing
      Foundation, Prerefunded,
      6.38%, 6/1/11                                                                  2,000          2,420
-----------------------------------------------------------------------------------------------------------
                                                                                                    9,544
-----------------------------------------------------------------------------------------------------------
OREGON - 0.6%
   Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series E,
      SFM Program (FHA Insured),
      6.15%, 7/1/30                                                                    785            833
   Oregon State Housing & Community
      Services Department Mortgage
      Revenue Bonds, Series F,
      SFM Project,
      5.55%, 7/1/30                                                                  2,495          2,563
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,396
-----------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  72  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1% - CONTINUED
PENNSYLVANIA - 2.5%
   Allegheny County Port Authority
      Special Revenue Bonds,
      Transportation (MBIA Insured),
      Prerefunded,
      6.13%, 3/1/09                                                                 $1,635         $1,947
   Montgomery County Higher Education
      & Health Authority Revenue Bonds,
      Series A, Philadelphia Geriatric
      Center,
      7.38%, 12/1/30                                                                 3,000          2,971
   Pennsylvania Economic Development
      Financing Authority Exempt
      Facilities Revenue Bonds, Series A
      (AMT), Amtrak Project,
      6.25%, 11/1/31                                                                 1,505          1,481
   Pennsylvania Housing Finance Agency
      SFM Revenue Bonds, Series 72A
      (AMT),
      4.80%, 4/1/12                                                                    750            780
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Series A, UPMC Health System,
      6.00%, 1/15/22                                                                 1,750          1,858
   Pennsylvania State Higher Educational
      Facilities Authority Revenue Bonds,
      Widener University,
      5.38%, 7/15/29                                                                 2,750          2,750
   Pennsylvania State Higher Educational
      Facilities Authority Student Housing
      Revenue Bonds, Series A,
      Student Association, Inc. Project,
      6.75%, 9/1/32                                                                  1,475          1,545
-----------------------------------------------------------------------------------------------------------
                                                                                                   13,332
-----------------------------------------------------------------------------------------------------------
PUERTO RICO - 1.4%
   Puerto Rico Commonwealth Highway
      & Transportation Authority
      Transportation Revenue Bonds,
      Series B, Prerefunded,
      6.00%, 7/1/10                                                                  2,000          2,407
   Puerto Rico Highway & Transportation
      Authority Transmission Revenue
      Bonds, Series G,
      5.00%, 7/1/33                                                                  5,000          5,015
-----------------------------------------------------------------------------------------------------------
                                                                                                    7,422
-----------------------------------------------------------------------------------------------------------
RHODE ISLAND - 0.7%
   Rhode Island Economic Development
      Corp. Airport Revenue Bonds,
      Series B (FGIC Insured),
      6.50%, 7/1/18                                                                 $3,000         $3,562
-----------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - 0.6%
   Piedmont Municipal Power Agency
      Electric Revenue Refunding Bonds,
      Series A,
      6.55%, 1/1/16                                                                  2,115          2,118
   South Carolina State Public Service
      Authority Improvement & Revenue
      Refunding Bonds, Series A
      (FSA Insured),
      5.25%, 1/1/20                                                                  1,000          1,080
-----------------------------------------------------------------------------------------------------------
                                                                                                    3,198
-----------------------------------------------------------------------------------------------------------
TEXAS - 3.8%
   Birdville Independent School District
      Capital Appreciation G.O. Unlimited
      Bonds (PSF Gtd.),
      0.00%, 2/15/19                                                                 1,795            767
   Carrollton Farmers Branch
      Independent School District G.O.
      Unlimited Bonds (PSF Gtd.),
      Prerefunded,
      6.00%, 2/15/09                                                                 3,290          3,865
   Dallas-Fort Worth International Airport
      Facilities Improvement Corp.
      Revenue Bonds, Series A
      (MBIA Insured),
      5.50%, 11/1/33                                                                 3,500          3,643
   Harris County Health Facilities
      Development Corp. Revenue Bonds,
      Series A, Christus Health
      (MBIA Insured),
      5.50%, 7/1/09                                                                  1,500          1,710
   Lamar Consolidated Independent
      School District G.O. Unlimited Bonds
      (PSF Gtd.),
      6.00%, 2/15/13                                                                 2,400          2,789
   Parker County Hospital District
      Revenue Bonds, Campbell Health
      System,
      6.25%, 8/15/19                                                                 1,000          1,007

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  73  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS
  TAX-EXEMPT FUND (CONTINUED)

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
MUNICIPAL BONDS - 97.1% - CONTINUED
TEXAS - 3.8% - (CONTINUED)
   Sam Rayburn Municipal Power
      Agency Revenue Refunding Bonds,
      5.50%, 10/1/10                                                                $1,000         $1,067
      6.00%, 10/1/16                                                                 1,000          1,056
      6.00%, 10/1/21                                                                 1,250          1,300
   Texas State Veterans Housing
      Assistance G.O. Unlimited Bonds,
      Series C (AMT), Fund II,
      6.10%, 6/1/21                                                                  3,000          3,235
   Waxahachie Independent School
      District Capital Appreciation G.O.
      Unlimited Bonds (PSF Gtd.),
      0.00%, 8/15/16                                                                   240            120
      0.00%, 8/15/23                                                                   190             56
      0.00%, 8/15/28                                                                   305             64
      0.00%, 8/15/30                                                                   320             58
-----------------------------------------------------------------------------------------------------------
                                                                                                   20,737
-----------------------------------------------------------------------------------------------------------
WASHINGTON - 2.6%
   Washington State G.O. Unlimited
      Bonds, Series A, Prerefunded,
      6.00%, 9/1/04                                                                  5,000          5,227
   Washington State G.O. Unlimited
      Bonds, Series B & AT-7,
      6.40%, 6/1/17                                                                  4,700          5,861
   Washington State G.O. Unlimited
      Bonds, Series B & DD-14,
      Prerefunded,
      6.00%, 9/1/04                                                                  2,000          2,091
   Washington State G.O. Unlimited
      Bonds, Series D, Motor Vehicle Fuel
      Tax (FGIC Insured),
      5.38%, 1/1/22                                                                  1,000          1,063
-----------------------------------------------------------------------------------------------------------
                                                                                                   14,242
-----------------------------------------------------------------------------------------------------------
WEST VIRGINIA - 0.1%
   West Virginia Housing Development
      Fund Revenue Bonds, Series A,
      Housing Finance,
      5.65%, 5/1/18                                                                    405            423
-----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $486,148)                                                                                   525,861

                                                                                   NUMBER         VALUE
                                                                                  OF SHARES       (000S)
OTHER - 1.5%
   AIM Tax Exempt Cash Reserve Fund                                              7,741,205         $7,741
   Dreyfus Tax-Exempt Cash
      Management Fund                                                              232,039            232
-----------------------------------------------------------------------------------------------------------
TOTAL OTHER
(COST $7,973)                                                                                       7,973

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
SHORT-TERM INVESTMENTS - 3.4%
   Bell County Health Facility
      Development Corp. Revenue VRDB,
      Series B-1, Scott & White Memorial
      Hospital,
      1.25%, 10/1/03                                                               $10,200         10,200
   Knox County Health Educational &
      Housing Facilities Board Revenue
      VRDB, Volunteer Student
      Housing LLC,
      1.05%, 10/2/03                                                                 2,300          2,300
   Los Angeles Department of Water &
      Power Waterworks Revenue VRDB,
      Subseries B-1,
      1.05%, 10/2/03                                                                 5,600          5,600
   Medical Center Educational Building
      Corp. Revenue VRDB, Adult Hospital
      Project (AMBAC Insured),
      1.05%, 10/2/03                                                                   200            200
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(COST $18,300)                                                                                     18,300


-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 102.0%
(COST $512,421)                                                                                   552,134
   Liabilities less Other Assets - (2.0)%                                                         (10,535)
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                              $541,599

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  74  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

At September 30, 2003, the Tax-Exempt Fund's investments were diversified as follows:

INDUSTRY SECTOR                             PERCENTAGE
Airport                                            8.0%
Facilities                                         8.0
General Obligation                                14.2
Higher Education                                   6.9
Power                                             10.8
School District                                    6.4
Transportation                                     9.4
Utilities                                         12.8
All other sectors less than 5%                    23.5
--------------------------------------------------------

Total                                            100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  75  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)
  U.S. GOVERNMENT FUND

                                                                                  PRINCIPAL
                                                                                    AMOUNT        VALUE
                                                                                    (000S)        (000S)
U.S. GOVERNMENT AGENCIES - 58.8%
FANNIE MAE - 37.7%
      5.00%, 5/14/07                                                                $9,000         $9,212
      4.25%, 7/15/07                                                                40,000         42,304
      6.00%, 5/15/08                                                                21,000         23,685
      4.38%, 9/15/12                                                                 9,100          9,168
   Pool #254767,
      5.50%, 6/1/33                                                                  6,077          6,203
   Pool #555531,
      5.50%, 6/1/33                                                                  8,905          9,090
   Pool #555649,
      7.50%, 10/1/32                                                                 2,889          3,079
   Pool #555750,
      5.00%, 9/1/18                                                                  6,143          6,289
   Pool #667012,
      5.50%, 11/1/17                                                                 5,734          5,937
   Pool #729045,
      5.50%, 8/1/33                                                                  5,110          5,216
-----------------------------------------------------------------------------------------------------------
                                                                                                  120,183
-----------------------------------------------------------------------------------------------------------
FREDDIE MAC - 15.3%
      1.50%, 8/15/05                                                                11,735         11,730
      2.75%, 8/15/06                                                                10,000         10,161
      6.63%, 9/15/09                                                                15,000         17,467
   CMO, Series 2500, Class GE,
      5.50%, 9/15/17                                                                 4,100          4,289
   CMO, Series 2500, Class TE,
      5.50%, 9/15/17                                                                 4,675          4,879
   Pool #410092,
      3.74%, 11/1/24                                                                   400            414
-----------------------------------------------------------------------------------------------------------
                                                                                                   48,940
-----------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.3%
   Pool #268360,
      10.00%, 4/15/19                                                                   55             62
   Pool #270288,
      10.00%, 6/15/19                                                                   98            110
   Pool #594839,
      5.50%, 8/15/17                                                                 9,782         10,195
-----------------------------------------------------------------------------------------------------------
                                                                                                   10,367
-----------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II - 2.5%
   Pool #003362,
      6.00%, 3/20/33                                                                $7,585         $7,860
-----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(COST $180,995)                                                                                   187,350

U.S. GOVERNMENT OBLIGATIONS - 39.7%
U.S. TREASURY NOTES - 39.7%
      5.88%, 11/15/04                                                               45,565         47,977
      5.63%, 2/15/06                                                                31,000         33,878
      2.38%, 8/15/06                                                                16,750         16,982
      3.25%, 8/15/07                                                                 2,315          2,390
      2.63%, 5/15/08                                                                 3,590          3,581
      3.25%, 8/15/08                                                                 3,500          3,573
      5.00%, 8/15/11                                                                12,605         13,788
      4.25%, 8/15/13                                                                 4,385          4,495
-----------------------------------------------------------------------------------------------------------
                                                                                                  126,664
-----------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $123,265)                                                                                   126,664

SHORT-TERM INVESTMENT - 0.7%
   FHLB Discount Note,
      1.01%, 10/1/03                                                                 2,143          2,143
-----------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
(COST $2,143)                                                                                       2,143

-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.2%
(COST $306,403)                                                                                   316,157
   Other Assets less Liabilities - 0.8%                                                             2,673
-----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                              $318,830

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

FIXED INCOME FUNDS  76  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2003 (UNAUDITED)

1  ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Fixed Income, Florida Intermediate Tax- Exempt, Global Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Exempt and U.S. Government Funds (collectively, the "Funds") are separate investment portfolios of the Trust, all of which are diversified portfolios except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, Florida Intermediate Tax-Exempt and Global Fixed Income Funds, which are non-diversified portfolios of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

Northern Trust Investments, N.A. ("NTI") (formerly Northern Trust Investments, Inc.) and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the Fixed Income and Global Fixed Income Funds. NTI serves as the investment adviser of each of the other funds. Northern Trust also serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC Inc. ("PFPC") serve as co-administrators to the Funds.

2  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value as of September 30, 2003. Securities traded on U.S. securities exchanges or in the Nasdaq National Market System are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such evaluated prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at their net asset value. Spot and forward currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using

                        NORTHERN FUNDS SEMIANNUAL REPORT  77  FIXED INCOME FUNDS

FIXED INCOME FUNDS
the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

E) WHEN ISSUED/DELAYED DELIVERY SECURITIES - Certain Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When Issued/Delayed Delivery securities as of September 30, 2003 are noted in each of the Fund's Schedule of Investments and Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

G) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                                             DECLARATION     PAYMENT
                                              FREQUENCY     FREQUENCY
Arizona Tax-Exempt                              DAILY        MONTHLY
California Intermediate Tax-Exempt              DAILY        MONTHLY
California Tax-Exempt                           DAILY        MONTHLY
Fixed Income                                    DAILY        MONTHLY
Florida Intermediate Tax-Exempt                 DAILY        MONTHLY
Global Fixed Income                           ANNUALLY      ANNUALLY
High Yield Fixed Income                         DAILY        MONTHLY
High Yield Municipal                            DAILY        MONTHLY
Intermediate Tax-Exempt                         DAILY        MONTHLY
Short-Intermediate U.S. Government              DAILY        MONTHLY
Tax-Exempt                                      DAILY        MONTHLY
U.S. Government                                 DAILY        MONTHLY

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Fund's capital accounts.

During the year ended March 31, 2003, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends", excludable from gross income for federal income tax purposes were as follows: Arizona Tax-Exempt 99.96%, California Intermediate Tax-Exempt 99.47%, California Tax-Exempt 99.27%, Florida Intermediate Tax-Exempt 100.00%, High Yield Municipal 99.94%, Intermediate Tax-Exempt 99.79% and Tax-Exempt 99.99%.

FIXED INCOME FUNDS  78  NORTHERN FUNDS SEMIANNUAL REPORT

                       SEPTEMBER 30, 2003 (UNAUDITED)

I) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to their shareholders.

For the period subsequent to October 31, 2002 through the fiscal year end, the following Funds incurred net capital losses and/or net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year (IN THOUSANDS): Global Fixed Income $454 and High Yield Fixed Income $2,998.

At March 31, 2003, the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration were as follows:

                               MARCH 31,   MARCH 31,    MARCH 31,   MARCH 31,
AMOUNTS IN THOUSANDS             2008        2009         2010        2011
-------------------------------------------------------------------------------
Global Fixed Income                   $-          $-          $38        $181
High Yield Fixed Income            2,518       7,141       19,567      27,459
High Yield Municipal                 131         531          535         107

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2003, the tax components of Undistributed Net Investment Income and Realized Gains were as follows:

                                                  UNDISTRIBUTED
                                     -----------------------------------------
                                     TAX-EXEMPT    ORDINARY      LONG-TERM
AMOUNTS IN THOUSANDS                   INCOME       INCOME*    CAPITAL GAINS
------------------------------------------------------------------------------
Arizona Tax-Exempt                          $66          $89            $189
California Intermediate Tax-Exempt           54          538               -
California Tax-Exempt                        88          786             362
Fixed Income                                  -          308               -
Florida Intermediate Tax-Exempt              29          849             165
Global Fixed Income                           -          548               -
High Yield Fixed Income                       -          630               -
High Yield Municipal                         48            -               -
Intermediate Tax-Exempt                     491        8,820           1,292
Short-Intermediate U.S. Government            -        1,963             103
Tax-Exempt                                  346        2,044           1,501
U.S. Government                               -        1,731             474

* ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

The tax character of distributions paid during the fiscal year ended March 31, 2003, were as follows:

                                               DISTRIBUTIONS FROM
                                     -----------------------------------------
                                     TAX-EXEMPT    ORDINARY      LONG-TERM
AMOUNTS IN THOUSANDS                   INCOME       INCOME*    CAPITAL GAINS
------------------------------------------------------------------------------
Arizona Tax-Exempt                       $3,119         $612            $680
California Intermediate Tax-Exempt        3,046          676             818
California Tax-Exempt                     4,953          721           1,267
Fixed Income                                  -       30,497               -
Florida Intermediate Tax-Exempt           1,571          262             486
Global Fixed Income                           -          531               -
High Yield Fixed Income                       -       25,710               -
High Yield Municipal                      2,288            1               -
Intermediate Tax-Exempt                  22,910        9,888           4,701
Short-Intermediate U.S. Government            -        5,505             612
Tax-Exempt                               23,251        6,483           1,952
U.S. Government                               -       17,580           5,083

* ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

3  BANK LOANS

The Trust maintains a $150,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above LIBOR (London Interbank Offering Rate).

The Funds had no borrowings under the credit line during the six months ended September 30, 2003.

                        NORTHERN FUNDS SEMIANNUAL REPORT  79  FIXED INCOME FUNDS

FIXED INCOME FUNDS

4  INVESTMENT ADVISORY AND OTHER AGREEMENTS

As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented in the following table as applied to each Fund's daily net assets. For the six months ended September 30, 2003, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations.

The investment advisers also reimbursed the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                         ANNUAL      ADVISORY
                                        ADVISORY    FEES AFTER       EXPENSE
                                          FEES       WAIVERS       LIMITATIONS
Arizona Tax-Exempt                        0.75%        0.70%          0.85%
California Intermediate Tax-Exempt        0.75%        0.70%          0.85%
California Tax-Exempt                     0.75%        0.70%          0.85%
Fixed Income                              0.75%        0.75%          0.90%
Florida Intermediate Tax-Exempt           0.75%        0.70%          0.85%
Global Fixed Income                       0.90%        0.90%          1.15%
High Yield Fixed Income                   0.75%        0.75%          0.90%
High Yield Municipal                      0.75%        0.70%          0.85%
Intermediate Tax-Exempt                   0.75%        0.70%          0.85%
Short-Intermediate U.S. Government        0.75%        0.75%          0.90%
Tax-Exempt                                0.75%        0.70%          0.85%
U.S. Government                           0.75%        0.75%          0.90%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. Custodian credits are reflected in the Funds' Statements of Operations.

Certain officers and trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated trustees serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation.
Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2003, amount payable was approximately $1,000 for the Fixed Income, Intermediate Tax-Exempt and Tax-Exempt Funds. The amounts payable for all other Funds were immaterial.

FIXED INCOME FUNDS  80  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

5  INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 2003, were as follows:

                                               PURCHASES                 SALES
                                      -------------------------  -------------------------
AMOUNTS IN THOUSANDS                  U.S. GOVERNMENT    OTHER   U.S. GOVERNMENT   OTHER
------------------------------------------------------------------------------------------
Arizona Tax-Exempt                           $   -      $31,022        $   -      $30,187
California Intermediate Tax-Exempt               -       49,632            -       55,075
California Tax-Exempt                            -      106,555            -      117,959
Fixed Income                             1,151,498      316,021    1,213,096      308,447
Florida Intermediate Tax-Exempt                  -       98,761            -       97,069
Global Fixed Income                          3,885       19,032        8,219        4,235
High Yield Fixed Income                          -      597,244            -      414,185
High Yield Municipal                             -       23,954            -        6,543
Intermediate Tax-Exempt                          -      972,652            -      999,509
Short-Intermediate U.S. Government         296,576            -      257,887            -
Tax-Exempt                                       -      798,234            -      779,217
U.S. Government                            417,158            -      435,623            -

At September 30, 2003, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                           UNREALIZED      UNREALIZED     NET APPRECIATION   COST BASIS OF
AMOUNTS IN THOUSANDS                      APPRECIATION    DEPRECIATION    (DEPRECIATION)      SECURITIES
------------------------------------------------------------------------------------------------------------
Arizona Tax-Exempt                           $5,606           $(15)            $5,591           $75,754
California Intermediate Tax-Exempt            5,569             (8)             5,561            72,610
California Tax-Exempt                         8,454              -              8,454           104,427
Fixed Income                                 16,748         (2,783)            13,965           704,630
Florida Intermediate Tax-Exempt               1,212           (195)             1,017            57,414
Global Fixed Income                           2,930            (23)             2,907            37,510
High Yield Fixed Income                      26,622         (6,696)            19,926           564,374
High Yield Municipal                          1,977           (605)             1,372            68,240
Intermediate Tax-Exempt                      27,362           (560)            26,802           632,885
Short-Intermediate U.S. Government            2,210            (95)             2,115           218,864
Tax-Exempt                                   39,829           (116)            39,713           512,421
U.S. Government                               9,830            (76)             9,754           306,403

                        NORTHERN FUNDS SEMIANNUAL REPORT  81  FIXED INCOME FUNDS

FIXED INCOME FUNDS

  NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)   SEPTEMBER 30, 2003 (UNAUDITED)

6  CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Funds for the six months ended September 30, 2003 were as follows:

                                                                                      NET
                                                       REINVESTMENT                INCREASE
AMOUNTS IN THOUSANDS                            SOLD   OF DIVIDENDS   REDEEMED    (DECREASE)
----------------------------------------------------------------------------------------------
Arizona Tax-Exempt                                697        15         (703)            9
California Intermediate Tax-Exempt                804         8       (1,385)         (573)
California Tax-Exempt                             711        26       (1,794)       (1,057)
Fixed Income                                    6,940       170      (10,922)       (3,812)
Florida Intermediate Tax-Exempt                 1,310        22       (1,290)           42
Global Fixed Income                             1,431         -         (439)          992
High Yield Fixed Income                        35,141       531      (13,929)       21,743
High Yield Municipal                            2,913        17       (1,060)        1,870
Intermediate Tax-Exempt                         3,356        62       (5,379)       (1,961)
Short-Intermediate U.S. Government              7,788        46       (4,840)        2,994
Tax-Exempt                                      3,588        76       (4,611)         (947)
U.S. Government                                 2,127        77       (5,258)       (3,054)

Transactions of shares of the Funds for the fiscal year ended March 31, 2003 (audited) were as follows:

                                                                                      NET
                                                       REINVESTMENT                INCREASE
AMOUNTS IN THOUSANDS                            SOLD   OF DIVIDENDS   REDEEMED    (DECREASE)
----------------------------------------------------------------------------------------------
Arizona Tax-Exempt                              1,397       136       (1,289)          244
California Intermediate Tax-Exempt              1,658        99       (2,336)         (579)
California Tax-Exempt                           2,442       160       (3,133)         (531)
Fixed Income                                   16,050       336      (20,567)       (4,181)
Florida Intermediate Tax-Exempt                 1,983       100       (1,455)          628
Global Fixed Income                             1,049         6       (1,160)         (105)
High Yield Fixed Income                        32,482       781      (16,547)       16,716
High Yield Municipal                            3,622        23       (2,195)        1,450
Intermediate Tax-Exempt                         6,647     1,436      (11,303)       (3,220)
Short-Intermediate U.S. Government             16,627       213       (9,567)        7,273
Tax-Exempt                                      8,033       860       (8,972)          (79)
U.S. Government                                 8,563     1,033       (9,513)           83

FIXED INCOME FUNDS  82  NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ACA       American Capital Access

AMBAC     American Municipal Bond Assurance Corporation

AMT       Alternative Minimum Tax

ASU       Arizona State University

CMO       Collateralized Mortgage Obligation

Colld.    Collateralized

COP       Certificate of Participation

FGIC      Financial Guaranty Insurance Corporation

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FNMA      Fannie Mae

FSA       Financial Security Assurance

GNMA      Government National Mortgage Association

G.O.      General Obligation

Gtd.      Guaranteed

HFA       Housing Finance Authority

IBC       Insured Bond Certificates

IDA       Industrial Development Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance Association

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PSF       Permanent School Fund

REIT      Real Estate Investment Trust

SFM       Single Family Mortgage

TCRS      Transferable Custodial Receipts

TRB       Tax Revenue Bonds

VRDB      Variable Rate Demand Bonds

XLCA      XL Capital Assurance

                        NORTHERN FUNDS SEMIANNUAL REPORT  83  FIXED INCOME FUNDS

FIXED INCOME FUNDS


                       THIS PAGE INTENTIONALLY LEFT BLANK


FIXED INCOME FUNDS  84  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

TABLE OF CONTENTS

     2   STATEMENTS OF ASSETS AND LIABILITIES

     3   STATEMENTS OF OPERATIONS

     4   STATEMENTS OF CHANGES IN NET ASSETS

     5   FINANCIAL HIGHLIGHTS

         SCHEDULES OF INVESTMENTS

         10   CALIFORNIA MUNICIPAL MONEY MARKET FUND

         17   MONEY MARKET FUND

         24   MUNICIPAL MONEY MARKET FUND

         53   U.S. GOVERNMENT MONEY MARKET FUND

         55   U.S. GOVERNMENT SELECT MONEY MARKET FUND

     57  NOTES TO THE FINANCIAL STATEMENTS

     60  ABBREVIATIONS AND OTHER INFORMATION

                                NOT FDIC INSURED

                        May lose value/No bank guarantee

The report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

A description of Northern Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/595-9111.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                         NORTHERN FUNDS SEMIANNUAL REPORT  1  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  STATEMENTS OF ASSETS AND LIABILITIES            SEPTEMBER 30, 2003 (UNAUDITED)

                                           CALIFORNIA                       MUNICIPAL      U.S. GOVERNMENT   U.S. GOVERNMENT
AMOUNTS IN THOUSANDS,                   MUNICIPAL MONEY      MONEY            MONEY             MONEY         SELECT MONEY
EXCEPT PER SHARE DATA                      MARKET FUND    MARKET FUND      MARKET FUND       MARKET FUND       MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost              $947,258       $6,577,859       $4,620,449         $488,262         $858,849
Repurchase agreements, at cost
  which approximates fair value                    -        1,059,735                -           79,724                -
Cash                                              32               16              249                -            6,792
Income receivable                              2,361           22,112           11,501            3,110            2,662
Receivable for securities sold                     -           45,000                -                -                -
Receivable from investment
  adviser                                         20              174              102               17               21
Prepaid and other assets                          22               94               56               14                9
Total Assets                                 949,693        7,704,990        4,632,357          571,127          868,333
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                   -          153,000                -                -            6,584
Distributions payable to
  shareholders                                   373            4,050            1,990              299              432
Payable to affiliates:
  Investment advisory fees                        62              502              306               38               56
  Administration fees                             23              188              115               14               21
  Custody and accounting fees                      -              133                -               16               21
  Transfer agent fees                             15              126               77                9               14
Accrued registration fees and
  other liabilities                               22              248              122               47               34
Total Liabilities                                495          158,247            2,610              423            7,162
----------------------------------------------------------------------------------------------------------------------------
Net Assets                                  $949,198       $7,546,743       $4,629,747         $570,704         $861,171
----------------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                               $949,073       $7,546,709       $4,629,748         $570,724         $861,170
Accumulated net realized gains
  (losses) on investments                        125               34               (1)             (20)               1
Net Assets                                  $949,198       $7,546,743       $4,629,747         $570,704         $861,171
----------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR
  VALUE, UNLIMITED
  AUTHORIZATION)                             949,098        7,546,979        4,629,740          570,756          861,209

NET ASSET VALUE, REDEMPTION
  AND OFFERING PRICE PER SHARE                 $1.00            $1.00            $1.00            $1.00            $1.00

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  2  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS       SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                           CALIFORNIA                       MUNICIPAL      U.S. GOVERNMENT   U.S. GOVERNMENT
                                        MUNICIPAL MONEY      MONEY            MONEY             MONEY         SELECT MONEY
AMOUNTS IN THOUSANDS                      MARKET FUND     MARKET FUND      MARKET FUND       MARKET FUND       MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income                               $5,131          $52,863          $28,379           $4,700           $5,571

EXPENSES:
Investment advisory fees                       2,316           20,370           12,258            1,826            2,254
Administration fees                              695            6,111            3,677              548              676
Custody and accounting fees                       93              945              498              106              129
Transfer agent fees                              463            4,074            2,452              365              451
Registration fees                                  8               32               15                9               16
Printing fees                                     14              174               82               14               19
Professional fees                                 12              153               72               12               16
Trustee fees and expenses                          5               64               31                5                7
Other                                              9              120               57               83               13
----------------------------------------------------------------------------------------------------------------------------
Total Expenses:                                3,615           32,043           19,142            2,968            3,581
  Less voluntary waivers of
    investment advisory fees                    (463)          (4,074)          (2,452)            (365)            (451)
  Less expenses reimbursed by
    investment adviser                          (604)          (5,553)          (3,202)            (584)            (646)
  Less custodian credits                           -              (10)              (5)             (10)              (4)
  Net Expenses                                 2,548           22,406           13,483            2,009            2,480
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          2,583           30,457           14,896            2,691            3,091
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
  Investments                                    125               34               (1)               1                1
  Net Gains (Losses) on Investments              125               34               (1)               1                1
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                             $2,708          $30,491          $14,895           $2,692           $3,092

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  3  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS

                                            CALIFORNIA                                                         MUNICIPAL
                                         MUNICIPAL MONEY                      MONEY                              MONEY
                                           MARKET FUND                     MARKET FUND                        MARKET FUND
                                    SIX MONTHS                       SIX MONTHS                        SIX MONTHS
                                       ENDED           YEAR             ENDED            YEAR            ENDED             YEAR
                                    SEPT. 30,         ENDED          SEPT. 30,          ENDED           SEPT. 30,         ENDED
                                       2003          MAR. 31,           2003           MAR. 31,           2003           MAR. 31,
AMOUNTS IN THOUSANDS                (UNAUDITED)        2003          (UNAUDITED)         2003          (UNAUDITED)         2003
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $2,583        $6,354            $30,457       $110,603            $14,896        $43,225
Net realized gains (losses) on
  investment transactions                   125            12                 34            600                 (1)           218
  Net Increase in Net Assets
  Resulting from Operations               2,708         6,366             30,491        111,203             14,895         43,443
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS: (1)
Proceeds from shares sold             2,005,311     3,179,531         13,838,516     23,155,969          6,159,882     14,130,270
Reinvestment of dividends                   744         1,529              9,684         35,997              2,879          8,074
Payment for shares redeemed          (1,933,103)   (2,830,151)       (14,871,218)   (23,925,112)        (6,578,551)   (13,254,957)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions             72,952       350,909         (1,023,018)      (733,146)          (415,790)       883,387
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income               (2,645)       (6,354)           (31,053)      (110,603)           (15,316)       (43,225)
  Total Distributions Paid               (2,645)       (6,354)           (31,053)      (110,603)           (15,316)       (43,225)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                             73,015       350,921         (1,023,580)      (732,546)          (416,211)       883,605

NET ASSETS:
Beginning of year                       876,183       525,262          8,570,323      9,302,869          5,045,958      4,162,353
End of year                            $949,198      $876,183         $7,546,743     $8,570,323         $4,629,747     $5,045,958
---------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME                          $-           $62                 $-           $596                 $-           $420

                                         U.S. GOVERNMENT                 U.S. GOVERNMENT
                                              MONEY                        SELECT MONEY
                                           MARKET FUND                      MARKET FUND
                                    SIX MONTHS                       SIX MONTHS
                                       ENDED           YEAR             ENDED            YEAR
                                    SEPT. 30,         ENDED           SEPT. 30,         ENDED
                                       2003          MAR. 31,           2003           MAR. 31,
AMOUNTS IN THOUSANDS                (UNAUDITED)        2003          (UNAUDITED)         2003
-----------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $2,691        $8,176             $3,091        $10,667
Net realized gains (losses) on
  investment transactions                     1           (21)                 1              6
  Net Increase in Net Assets
  Resulting from Operations               2,692         8,155              3,092         10,673
-----------------------------------------------------------------------------------------------
CAPITAL SHARE
TRANSACTIONS: (1)
Proceeds from shares sold             2,200,989     2,682,920          1,330,094      2,975,652
Reinvestment of dividends                   961         3,210              1,293          4,526
Payment for shares redeemed          (2,425,333)   (2,523,300)        (1,449,911)    (2,983,556)
  Net Increase (Decrease) in
  Net Assets Resulting from
  Capital Share Transactions           (223,383)      162,830           (118,524)        (3,378)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
From net investment income               (2,727)       (8,176)            (3,154)       (10,667)
  Total Distributions Paid               (2,727)       (8,176)            (3,154)       (10,667)
-----------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                           (223,418)      162,809           (118,586)        (3,372)

NET ASSETS:
Beginning of year                       794,122       631,313            979,757        983,129
End of year                            $570,704      $794,122           $861,171       $979,757
-----------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET
  INVESTMENT INCOME                          $-           $36                 $-            $63

(1) THE NUMBER OF SHARES SOLD, REINVESTED AND REDEEMED APPROXIMATES THE DOLLAR AMOUNT OF TRANSACTIONS.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  4  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS

                                                                        CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED            YEAR         YEAR          YEAR          YEAR          YEAR
                                                 SEPT. 30,        ENDED        ENDED         ENDED         ENDED         ENDED
                                                 2003 (3)        MAR. 31,     MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)        2003         2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00         $1.00        $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     -          0.01         0.02          0.03          0.03          0.03
  Total Income from Investment Operations                 -          0.01         0.02          0.03          0.03          0.03
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -         (0.01)       (0.02)        (0.03)        (0.03)        (0.03)
    Total Distributions Paid                              -         (0.01)       (0.02)        (0.03)        (0.03)        (0.03)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00         $1.00        $1.00         $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       0.29%         0.95%        1.75%         3.06%         2.64%         2.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $949,198      $876,183     $525,262      $499,066      $404,617      $363,050
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.55%         0.55%        0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and
    reimbursements                                     0.78%         0.81%        0.89%         0.90%         0.91%         0.91%
  Net investment income, net of waivers and
    reimbursements                                     0.56%         0.93%        1.72%         2.98%         2.61%         2.68%
  Net investment income, before waivers and
    reimbursements                                     0.33%         0.67%        1.38%         2.63%         2.25%         2.32%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) PER SHARE AMOUNTS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME WERE LESS THAN $0.01 PER SHARE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  5  MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                                MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED           YEAR          YEAR          YEAR          YEAR          YEAR
                                                 SEPT. 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                                 2003 (3)       MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)       2003          2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00         $1.00        $1.00         $1.00         $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     -          0.01         0.03          0.06          0.05           0.05
  Total Income from Investment Operations                 -          0.01         0.03          0.06          0.05           0.05
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -         (0.01)       (0.03)        (0.06)        (0.05)         (0.05)
    Total Distributions Paid                              -         (0.01)       (0.03)        (0.06)        (0.05)         (0.05)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00         $1.00        $1.00         $1.00         $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       0.38%         1.26%        3.07%         6.09%         5.06%          5.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $7,546,743    $8,570,323   $9,302,869    $8,803,179    $6,237,231     $4,886,098
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.55%         0.55%        0.55%         0.55%         0.55%          0.55%
  Expenses, before waivers and
    reimbursements                                     0.79%         0.82%        0.88%         0.89%         0.89%          0.89%
  Net investment income, net of waivers and
    reimbursements                                     0.75%         1.26%        2.99%         5.91%         4.96%          4.91%
  Net investment income, before waivers and
    reimbursements                                     0.51%         0.99%        2.66%         5.57%         4.62%          4.57%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) PER SHARE AMOUNTS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME WERE LESS THAN $0.01 PER SHARE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  6  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                       MUNICIPAL MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED           YEAR          YEAR          YEAR          YEAR         YEAR
                                                 SEPT. 30,       ENDED         ENDED         ENDED         ENDED        ENDED
                                                 2003 (3)       MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,     MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)       2003          2002          2001          2000         1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00        $1.00         $1.00         $1.00         $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     -         0.01          0.02          0.04          0.03         0.03
  Total Income from Investment Operations                 -         0.01          0.02          0.04          0.03         0.03
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -        (0.01)        (0.02)        (0.04         (0.03)       (0.03)
    Total Distributions Paid                              -        (0.01)        (0.02)        (0.04)        (0.03)       (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00        $1.00         $1.00         $1.00         $1.00        $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       0.31%        0.99%         1.96%         3.67%         3.01%        2.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $4,629,747   $5,045,958    $4,162,353    $3,463,542    $2,668,096   $2,384,030
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.55%        0.55%         0.55%         0.55%         0.55%        0.55%
  Expenses, before waivers and
    reimbursements                                     0.78%        0.81%         0.89%         0.89%         0.90%        0.89%
  Net investment income, net of waivers and
    reimbursements                                     0.61%        0.97%         1.90%         3.60%         2.96%        2.90%
  Net investment income, before waivers and
    reimbursements                                     0.38%        0.71%         1.56%         3.26%         2.61%        2.56%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) PER SHARE AMOUNTS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME WERE LESS THAN $0.01 PER SHARE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  7  MONEY MARKET FUNDS

MONEY MARKET FUNDS

                                                                      U.S. GOVERNMENT MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                                 SEPT. 30,      ENDED         ENDED         ENDED         ENDED         ENDED
                                                 2003 (3)      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)      2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00       $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     -        0.01          0.03          0.06          0.05          0.05
  Total Income from Investment Operations                 -        0.01          0.03          0.06          0.05          0.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -       (0.01)        (0.03)        (0.06)        (0.05)        (0.05)
    Total Distributions Paid                              -       (0.01)        (0.03)        (0.06)        (0.05)        (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00       $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       0.37%       1.21%         2.83%         5.97%         4.92%         4.94%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $570,704    $794,122      $631,313      $595,365      $537,950      $469,866
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.55%       0.55%         0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and reimbursements          0.81%       0.86%         0.89%         0.92%         0.92%         0.91%
  Net investment income, net of waivers and
    reimbursements                                     0.74%       1.19%         2.74%         5.79%         4.82%         4.82%
  Net investment income, before waivers and
    reimbursements                                     0.48%       0.88%         2.40%         5.42%         4.45%         4.46%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) PER SHARE AMOUNTS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME WERE LESS THAN $0.01 PER SHARE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  8  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                     U.S. GOVERNMENT SELECT MONEY MARKET FUND
                                                SIX MONTHS
                                                  ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                                 SEPT. 30,      ENDED         ENDED         ENDED         ENDED         ENDED
                                                 2003 (3)      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,      MAR. 31,
SELECTED PER SHARE DATA                         (UNAUDITED)      2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00       $1.00         $1.00         $1.00         $1.00         $1.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                     -        0.01          0.03          0.06          0.05          0.05
  Total Income from Investment Operations                 -        0.01          0.03          0.06          0.05          0.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                              -       (0.01)        (0.03)        (0.06)        (0.05)        (0.05)
    Total Distributions Paid                              -       (0.01)        (0.03)        (0.06)        (0.05)        (0.05)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $1.00       $1.00         $1.00         $1.00         $1.00         $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                       0.35%       1.11%         2.71%         5.89%         4.86%         4.87%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period            $861,171    $979,757      $983,129    $1,139,044      $689,742      $416,527
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements          0.55%       0.55%         0.55%         0.55%         0.55%         0.55%
  Expenses, before waivers and
    reimbursements                                     0.79%       0.82%         0.88%         0.89%         0.90%         0.91%
  Net investment income, net of waivers and
    reimbursements                                     0.69%       1.08%         2.64%         5.70%         4.86%         4.73%
  Net investment income, before waivers and
    reimbursements                                     0.45%       0.81%         2.31%         5.36%         4.51%         4.37%

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE YEAR, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE YEAR. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) PER SHARE AMOUNTS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET INVESTMENT INCOME WERE LESS THAN $0.01 PER SHARE.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                         NORTHERN FUNDS SEMIANNUAL REPORT  9  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7%

CALIFORNIA - 99.7%
  ABAG Financing Authority For
    Non-Profit Corp. Revenue Bonds,
    Series 2002 (AMT), The Bachenheimer
    Building Project (FNMA Gtd.),
    1.05%, 10/7/03                                         $7,720         $7,720
  ABAG Financing Authority For
    Non-Profit Corp. Revenue Bonds,
    Series 2002, Jackson Lab
    (Fleet National Bank LOC),
    1.08%, 10/7/03                                          1,390          1,390
  ABAG Financing Authority For
    Non-Profit Corp. Revenue Bonds,
    Series 2002A (AMT), Darling Florist
    Building Project (FNMA Gtd.),
    1.05%, 10/7/03                                          4,710          4,710
  Alameda County IDA Revenue Bonds,
    Series 2000A (AMT), Niles Machine &
    Tool (Wells Fargo Bank LOC),
    1.10%, 10/7/03                                          3,350          3,350
  Alameda County IDA Revenue Bonds,
    Series 2001(AMT), Pacific Paper Tube
    Project (Wells Fargo Bank LOC),
    1.10%, 10/7/03                                          2,395          2,395
  Alameda-Contra Costa California
    School Financing Authorities Variable COP,
    Series 2002J, (KBC Bank LOC),
    1.13%, 10/7/03                                          2,205          2,205
    Series 2002K (KBC Bank LOC),
    1.13%, 10/7/03                                          2,900          2,900
  Anaheim Housing Authority Revenue Bonds,
    Series 1990 (AMT), Bel Page Project
    (FNMA LOC),
    1.10%, 10/7/03                                          1,600          1,600
  Azusa Multifamily Housing Revenue Bonds,
    Series 1994, Pacific Glen Apartments Project
    (FNMA LOC),
    1.11%, 10/7/03                                            800            800
  Barstow Multifamily Housing Revenue Bonds,
    Series 1999 (AMT), Rimrock Village
    Apartments Project (FHLB Indianapolis LOC),
    1.12%, 10/7/03                                          4,350          4,350
  California Department of Water Resources
    Power Supply Revenue Bonds,
    Series 2002B1 (Bank of New York LOC),
    1.20%, 10/1/03                                        $11,000        $11,000
    Series 2002C1 (Dexia LOC),
    1.05%, 10/7/03                                         10,400         10,400
    Series 2002C3 (AMBAC Insured),
    1.05%, 10/7/03                                          1,000          1,000
    Series 2002C7 (FSA Insured),
    1.15%, 10/7/03                                         16,100         16,100
  California Educational Facilities Authority
    Revenue Bonds, University of
    Southern California, Series 2003A,(1)
    1.11%, 10/7/03                                          5,000          5,000
  California HFA SFM Revenue Bonds,
    Series A-2 (AMT), P-Floats PT-258,(1)
    1.47%, 12/4/03                                          5,090          5,090
  California HFA Revenue Bonds,
    Series 2003B (AMT), Merrill Lynch
    P-Floats PT-843,(1)
    1.22%, 10/7/03                                         17,780         17,780
  California Infrastructure & Economic
    Development Bank IDR Bonds, Series 1999
    (AMT), Starter Alternator Project
    (California State Teachers
    Retirement System LOC),
    1.15%, 10/7/03                                          2,700          2,700
  California Infrastructure & Economic
    Development Bank IDR Bonds, Series 2002A
    (AMT), Block & Brick Project
    (U.S. Bank LOC),
    1.10%, 10/7/03                                          6,600          6,600
  California PCR Solid Waste Revenue Bonds,
    Series 1999A (AMT), Evergreen Distributors
    (California State Teachers Retirement LOC),
    1.10%, 10/7/03                                          2,055          2,055
  California Pollution Control Finance
    Authority Bonds, San Diego Gas & Electric
    (MBIA Insured),(1)
    Merrill Lynch P-Float PA-538R,
    1.18%, 10/7/03                                         24,160         24,160
    Merrill Lynch P-Float PA-633R,
    1.18%, 10/7/03                                            600            600

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  10  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

CALIFORNIA - 99.7% - (CONTINUED)
  California Pollution Control Finance
    Authority Environmental Improvement
    Revenue Bonds, Series 1997B (AMT)
    (Air Products & Chemicals Corp. Gtd.),
    1.18%, 10/7/03                                         $4,500         $4,500
  California Pollution Control Financing
    Authority Revenue Bonds, Series 1994 (AMT),
    Atlantic Richfield Co. Project,
    1.18%, 10/1/03                                          8,800          8,800
  California Pollution Control Financing
    Authority Solid Waste Disposal Revenue
    Bonds, Series 2002A (AMT), Waste
    Management Project (ABN AMRO Bank LOC),
    1.09%, 10/7/03                                         18,600         18,600
  California School Cash Reserve Program Authority
    Pooled Bonds, Series 2003A,
    2.00%, 7/6/04                                           5,000          5,042
  California State Community Development
    Authority Revenue Bonds, Series 2001S
    (AMT), Birchcrest Apartments
    (U.S. Bank LOC),
    1.20%, 10/1/03                                          2,455          2,455
  California State Community Development
    Authority Revenue Bonds,
    Series 2001JJ (AMT),
    La Puente Apartments (U.S. Bank LOC),
    1.20%, 10/1/03                                          4,775          4,775
  California State Department of Water Control
    Valley Project Revenue Bonds,
    Merrill Lynch P-Floats PT-1183,(1)
    1.14%, 10/7/03                                          8,525          8,525
  California State G.O. Bonds,
    Eagle Trust Series 20000507
    (XL Capital Assurance Insured),(1)
    1.13%, 10/7/03                                         10,000         10,000
  California State G.O. Bonds,
    Floating Rate Certificates,
    (Bank of New York LOC),
    Series 2003B1,
    1.05%, 10/7/03                                        $24,100        $24,100
    Series 2003B4,
    1.05%, 10/7/03                                          8,700          8,700
  California State G.O. Bonds,
    Merrill Lynch P-Floats PT-1257
    (XL Capital Assurance Insured),(1)
    1.13%, 10/7/03                                         11,475         11,475
  California State G.O. Bonds,
    Series 2003-1, ABN AMRO MuniTops
    Treasury Certificates (AMBAC Insured),(1)
    1.13%, 10/7/03                                          6,000          6,000
  California State G.O. Bonds, MERLOTS
    Series 2003-A29 (AMBAC Insured),(1)
    1.09%, 10/7/03                                         12,330         12,330
  California State G.O. Custodial Receipts,
    MERLOTS Series 2003-B45
    (Wachovia Bank LOC),(1)
    1.09%, 10/7/03                                         19,980         19,980
  California State RAW,
    Series 2003A (Credit Enhancement
    with Forward Purchase Agreement from
    Citibank, Bank of America, Goldman
    Sachs & Morgan Stanley),
    2.00%, 6/16/04                                         56,000         56,351
    Series 2003B (Credit Enhancement
    with Forward Purchase Agreement from
    Merrill Lynch, Lehman Brothers & Societe
    Generale),
    2.00%, 6/16/04                                         30,000         30,187
  California Statewide Communities
    Development Authority COP, Series 1995,
    Covenant Retirement Communities
    (LaSalle Bank LOC),
    1.05%, 10/7/03                                          5,600          5,600

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  11  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

CALIFORNIA - 99.7% - (CONTINUED)
  California Statewide Communities
    Development Authority COP, Series 1995,
    Sutter Health Obligated Group
    (AMBAC Insured),
    1.20%, 10/1/03                                           $700           $700
  California Statewide Communities
    Development Authority Multifamily
    Housing Revenue Bonds (AMT),
    Arms Apartments,
    Merrill Lynch P-Floats PT-1863,(1)
    1.27%, 10/7/03                                          3,605          3,605
  California Statewide Communities
    Development Authority Multifamily Housing
    Revenue Bonds, Series 2000 (AMT),
    Ivy Hill Apartments Project
    (Bank of America LOC),
    1.20%, 10/7/03                                          3,000          3,000
  California Statewide Communities
    Development Authority Multifamily Housing
    Revenue Bonds, Series 2001,
    Village Green Apartments-II (FHLMC LOC),
    1.15%, 10/7/03                                          5,800          5,800
  California Statewide Communities
    Development Authority Multifamily Housing
    Revenue Bonds, Series 2002AA (AMT),
    Glen Haven Apartments (FNMA LOC),
    1.15%, 10/7/03                                          2,300          2,300
  California Statewide Communities
    Development Authority Multifamily
    Housing Revenue Bonds, Series 2002B,
    Olen Jones Senior Apartments Project
    (Citibank LOC),
    1.20%, 10/7/03                                          3,285          3,285
  California Statewide Communities
    Development Authority Multifamily Housing
    Revenue Bonds, Series 2002L (AMT),
    River Run Senior Apartment Project
    (FHLB LOC),
    1.15%, 10/7/03                                          1,305          1,305
  California Statewide Communities
    Development Authority Multifamily Housing
    Revenue Bonds, Series 2002X (AMT),
    Sharps & Flats Apartments Project
    (FNMA LOC),
    1.15%, 10/7/03                                         $9,700         $9,700
  California Statewide Communities
    Development Authority Multifamily Housing
    Revenue Bonds, Series 2003F1 (AMT),
    Breezewood Apartments
    (AIG Matched Funding GIC),
    1.00%, 10/31/03                                         6,835          6,835
  California Statewide Communities
    Development Authority Revenue Bonds,
    Series 2000, Morgan Hill Country School
    (Bank of America LOC),
    1.05%, 10/7/03                                          2,000          2,000
  California Statewide Communities
    Development Authority Revenue Bonds,
    Series 2000A, Jewish Federation Project
    (Allied Irish Bank LOC),
    1.10%, 10/7/03                                          6,990          6,990
  California Statewide Communities
    Development Authority Revenue Bonds,
    Series 2003B, Kaiser Permanente,
    1.17%, 10/7/03                                         11,400         11,400
  Charter Mac Floater Certificates,
    California-2 Series 2001 (AMT),(1)
    1.20%, 10/7/03                                         35,000         35,000
  Contra Costa County Housing Authority
    Multifamily Revenue Bonds, Series 2003
    (AMT), Creekview Apartments (FHLMC LOC),
    1.15%, 10/7/03                                         11,400         11,400
  Contra Costa Water District Bonds,
    Series 750, Morgan Stanley Floating
    Certificates (FSA Insured),
    1.35%, 12/18/03                                         6,330          6,330
  East Side Union High School District Santa
    Clara County Revenue Bonds,
    Series 2003-13, BNP Paribas STARS
    Certificates (MBIA Insured),(1)
    1.16%, 10/7/03                                          3,055          3,055

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  12  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

CALIFORNIA - 99.7% - (CONTINUED)
  Emeryville Redevelopment Agency Multifamily
    Housing Revenue Bonds, Series 2002A
    (AMT), Bay Street Apartments Project
    (Key Bank LOC),
    1.12%, 10/7/03                                        $16,400        $16,400
  Irvine Assessment District 87-8 Limited
    Obligation Improvement Bonds,
    Series 1999 (KBC Bank LOC),
    1.20%, 10/1/03                                          2,400          2,400
  Irvine Assessment District 97-16 Limited
    Obligation Improvement Bonds,
    (Societe Generale LOC),
    1.20%, 10/1/03                                          1,941          1,941
  Irvine Ranch Water District G.O. Revenue
    Bonds, Districts 140, 240, 105, & 250
    (Bank of America LOC),
    1.20%, 10/1/03                                          1,500          1,500
  La Quinta Multifamily Housing Revenue Bonds,
    Series 2002A (AMT), Miraflores Apartments
    (FNMA Gtd.),
    1.15%, 10/7/03                                          1,000          1,000
  Livermore Redevelopment Housing Revenue
    Bonds, Series 2002A (AMT), Senior Housing
    (Bank of America LOC),
    1.25%, 10/1/03                                          3,800          3,800
  Los Angeles Convention & Exhibition Center
    Authority Revenue Bonds, Series 2003C2
    (AMBAC Insured),
    0.97%, 6/16/04                                         20,030         20,030
  Los Angeles County Revenue Bonds, Series 2003
    (AMT), Castaic Senior Apartments (FNMA LOC),
    1.15%, 10/7/03                                          6,200          6,200
  Los Angeles Department of Water &
    Power Revenue VRDB,
    Series 2001B3,
    1.10%, 10/7/03                                          7,000          7,000
  Los Angeles IDA Empowerment Zone
    Revenue Bonds, Series 2001 (AMT),
    Megatoys Project (California State
    Teachers Retirement LOC),
    1.15%, 10/7/03                                            300            300
  Los Angeles IDA Revenue Bonds,
    Series 1998 (AMT),
    Delta Tau Data System Project
    (California State Teachers Retirement LOC),
    1.15%, 10/7/03                                         $5,380         $5,380
  Los Angeles IDA Revenue Bonds,
    Series 2001 (AMT),
    Wing Hing Noodle Co. Project
    (Comerica Bank California LOC),
    1.15%, 10/7/03                                          2,900          2,900
  Los Angeles Multifamily Housing
    Revenue Bonds, Series 2003A (AMT),
    Asbury Apartments Project (Citibank LOC),
    1.15%, 10/7/03                                          5,600          5,600
  Los Angeles Multifamily Housing
    Revenue Bonds, Series 1997D (AMT),
    Mission Village Terrace (FHLB LOC),
    1.18%, 10/7/03                                          3,540          3,540
  Los Angeles Multifamily Housing
    Revenue Bonds, Series 2002E,
    Harvard Yard Apartments Project (FHLB LOC),
    1.15%, 10/7/03                                          5,875          5,875
  Los Angeles Multifamily Housing
    Revenue Bonds, Series 1994A (AMT),
    Loans to Lenders Program (FHLB LOC),
    1.25%, 10/1/03                                          2,125          2,125
  Los Angeles Unified School District, MERLOTS,(1)
    Series 2003A22 (FSA Insured),
    1.09%, 10/7/03                                         47,970         47,970
    Series 2003B12 (MBIA Insured),
    1.09%, 10/7/03                                          5,000          5,000
  Los Angeles Unified School District TRAN,
    Series 2003B,
    1.50%, 7/1/04                                          18,000         18,076
  Los Angeles Unified School District TRAN,
    Series 2, JP Morgan Chase Trust
    Receipts (MBIA Insured),(1)
    1.07%, 10/7/03                                          6,665          6,665

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  13  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

CALIFORNIA - 99.7% - (CONTINUED)
  Los Angeles Wastewater Revenue Bonds
    (FGIC Insured),
    Series 2001A,
    1.25%, 12/5/03                                         $9,000         $9,000
    Series 2001B,
    1.25%, 12/5/03                                          5,400          5,401
    Series 2001D,
    1.25%, 12/5/03                                         15,300         15,300
  Metropolitan Water District of Southern
    California Waterworks Revenue Bonds,
    Series 154 Morgan Stanley Floater Certificates
    (MBIA Insured),(1)
    1.10%, 10/7/03                                         19,995         19,995
  Metropolitan Water District of Southern
    California Waterworks Revenue Bonds,
    Citigroup ROCS RR II R 2040,(1)
    1.11%, 10/7/03                                          8,930          8,930
  Newman Capital Trust Program Class A
    Certificates (FHLMC Gtd.),(1)
    Series 2001-1 (AMT),
    1.28%, 10/7/03                                          8,000          8,000
    Series 2002-1 (AMT),
    1.28%, 10/7/03                                         20,000         20,000
  Oakland California Revenue Bonds,
    MERLOTS Series 2000-M (AMBAC Insured),(1)
    1.09%, 10/7/03                                          3,000          3,000
  Orange County Housing Authority
    Revenue Bonds, Series 1998I,
    Oasis Martinique (FNMA Gtd.),
    1.10%, 10/7/03                                          1,400          1,400
  Orange County Multifamily Housing
    Revenue Bonds, Series 1992A,
    Heritage Pointe Project
    (Allied Irish Bank LOC),
    1.05%, 10/7/03                                            200            200
  Orange County Assessment District No. 01-1
    Improvement Bonds, Series 2003A,
    Newport Coast Phase IV (KBC Bank LOC),
    1.20%, 10/1/03                                          1,100          1,100
  Palmdale Community Redevelopment
    Mortgage Revenue Bonds,
    MERLOTS Series 2000-TTT (AMT)
    (Colld. by U.S. Government Securities),(1)
    1.14%, 10/7/03                                         $6,085         $6,086
  Pasadena COP,
    Series 1991, Rose Bowl Improvements
    Project (Bank of New York LOC),
    1.05%, 10/7/03                                          4,300          4,300
  Peninsula Corridor Joint Powers Board Grant
    Anticipation Notes, Series 2003A,
    1.43%, 2/4/04                                          10,450         10,462
  Placer Unified High School District TRAN,
    Series 2002,
    1.88%, 10/17/03                                         4,000          4,001
  Sacramento County Multifamily Housing
    Authority Revenue Bonds, Series 1992A (AMT),
    Shadowood Apartment Project
    (GE Capital Corp. LOC),(1)
    1.15%, 10/7/03                                         12,500         12,500
  Sacramento County Sanitation District
    Revenue Bonds, MERLOTS Series 2000-SSS
    (Colld. by U.S. Government Securities),(1)
    1.09%, 10/7/03                                          7,500          7,500
  Sacramento Housing Roaring Fork Trust
    Receipts (AMT),
    (Colld. By FNMA Securities),(1)
    1.24%, 10/7/03                                          1,745          1,745
  Sacramento-Yolo Port District VRDB,
    Series 1997A (AMT), California Free
    Trade Zone Project
    (Wells Fargo Bank LOC),
    1.20%, 10/7/03                                          1,500          1,500
  San Bernardino County Multifamily Housing
    Revenue Bonds, Series 1993,
    Monterey Villas Apartments Project (FHLB LOC),
    1.06%, 10/7/03                                          1,700          1,700
  San Diego Multifamily Housing Authority
    Revenue Bonds, Series 2000A (AMT),
    Stratton Apartments (FNMA Gtd.),
    1.15%, 10/7/03                                          3,300          3,300

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  14  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

CALIFORNIA - 99.7% - (CONTINUED)
  San Francisco City & County Airports
    Commission International Airport
    Revenue Bonds (AMT), Merrill
    P-Floats PA-661R-A (FSA Insured),(1)
    1.20%, 10/7/03                                         $6,905         $6,905
  San Francisco City & County Redevelopment
    Agency Multifamily Housing Revenue Bonds,
    Bayside Village Project (Bank One LOC),
    Series 1985A
    1.08%, 10/7/03                                          5,500          5,500
    Series 1985B,
    1.08%, 10/7/03                                          9,500          9,500
  San Francisco City & County Redevelopment
    Agency Multifamily Housing Revenue Bonds,
    Series 2001B (AMT), Ocean Beach
    Apartments (Citibank LOC),
    1.20%, 10/7/03                                          1,500          1,500
  San Francisco City & County School TRAN,
    Unified School District,
    1.75%, 12/17/03                                        12,000         12,015
  San Jose Redevelopment Agency
    Revenue Bonds, Series 2003B, Merged Area
    (JP Morgan Chase Bank LOC),
    1.05%, 10/7/03                                          7,500          7,500
  San Leandro Multifamily Housing
    Revenue Bonds, Series 1997A (AMT),
    Carlton Plaza (FNMA LOC),
    1.12%, 10/7/03                                         11,220         11,220
  Santa Cruz Board of Education TRAN,
    Series 2003,
    1.75%, 7/1/04                                             500            503
  Santa Cruz Redevelopment Agency Multifamily
    Housing Revenue Bonds, Series 2002A (AMT),
    Shaffer Road Apartments
    (Bank of America LOC),
    1.15%, 10/7/03                                         10,000         10,000
  Sequoia Unified High School District
    Revenue Bonds, Series 2003-2, ABN AMRO
    MuniTops Certificates (MBIA Insured),(1)
    1.19%, 4/1/04                                          12,945         12,945
  SunAmerica Pooled Puttable Floating Option
    Tax-Exempt Receipts, Series 2001-1(AMT),
    Class A Certificates (FHLMC Gtd.),(1)
    1.20%, 10/7/03                                        $47,170        $47,170
  Ventura County TRAN,
    Series 2003,
    1.50%, 7/1/04                                           6,000          6,027
  Vista City Multifamily Housing Revenue Bonds,
    Merrill Lynch P-Floats PT-476 (FHLMC Gtd.),(1)
    1.13%, 10/7/03                                          8,610          8,610
  West Riverside County Wastewater Authority
    Revenue Bonds, Wastewater Treatment
    System (Dexia Credit LOC),
    1.20%, 10/1/03                                          1,200          1,200
  Western Placer Unified School District COP,
    Series 2003,
    1.10%, 10/7/03                                          9,000          9,000
  Windsor Multifamily Housing Revenue Bonds,
    Series 1995A (AMT), Oakmont at Windsor Project
    (FNMA LOC),
    1.15%, 10/7/03                                          4,015          4,015
--------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $946,762)                              946,762

                                                         NUMBER OF
                                                           SHARES        VALUE
                                                           (000S)        (000S)
OTHER - 0.1%

  Federated Tax-Exempt
    Money Market Fund No. 80                                  496            496
--------------------------------------------------------------------------------
TOTAL OTHER (COST $496)                                                      496

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8% (COST $947,258)                                947,258
  Other Assets less Liabilities - 0.2%                                     1,940
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $949,198

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $385,621 OR 40.6% OF NET ASSETS.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  15  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)

  CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)

At September 30, 2003, the California Municipal Money Market Fund's investments were diversified as follows:

INDUSTRY SECTOR                                  PERCENTAGE
Air, Water & Solid Waste Management                    5.4%
Educational Services                                   8.8
Executive, Legislative & General Government           24.2
Housing Programs                                      17.8
Real Estate                                            7.8
Urban & Community Development                          6.5
Other                                                 29.5
----------------------------------------------------------
TOTAL                                                100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  16  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)

  MONEY MARKET FUND

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
CERTIFICATES OF DEPOSIT - 22.4%

DOMESTIC CERTIFICATES OF DEPOSIT - 0.5%
  Southtrust Bank, N.A.,
    1.00%, 12/16/03                                       $40,000        $40,000
---------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT - 21.9%
  Alliance & Leicester Group Treasury PLC,
    1.20%, 11/19/03                                        30,000         30,003
  Bank of Nova Scotia, London Branch,
    1.03%, 12/30/03                                        20,000         20,000
  Barclays Bank, London Branch,
    1.07%, 10/20/03                                        40,000         40,000
  Barclays Bank, New York Branch,
    1.17%, 10/2/03                                         56,000         56,000
    1.24%, 11/3/03                                         45,000         45,003
  BNP Paribas, London Branch,
    1.37%, 4/19/04                                         25,000         25,038
    1.40%, 8/5/04                                          55,000         55,000
  BNP Paribas, New York Branch,
    1.34%, 2/10/04                                         75,000         75,000
    1.39%, 8/27/04                                         35,000         34,997
  Canadian Bank Imperial Bank of Commerce,
    London Branch,
    1.10%, 6/30/04                                         40,000         40,003
  Canadian Bank Imperial Bank of Commerce,
    New York,
    1.35%, 3/25/04                                         10,000         10,012
    1.24%, 5/17/04                                         25,000         24,998
    1.19%, 7/30/04                                         50,000         49,996
  Credit Lyonnais, London Branch,
    1.12%, 4/1/04                                          28,000         28,000
  Deutsche Bank, London Branch,
    1.18%, 11/12/03                                        80,000         80,000
  Dexia Bank Belgium, New York,
    1.20%, 5/6/04                                          20,000         20,001
  Fortis Bank, New York,
    0.91%, 12/17/03                                        15,000         15,000
    1.00%, 12/29/03                                        20,000         20,000
  HBOS Treasury Services, London Branch,
    1.12%, 11/24/03                                        30,000         30,000
    1.26%, 12/8/03                                         37,000         37,000
  ING Bank, London Branch,
    1.05%, 1/23/04                                         43,000         43,000
    1.26%, 1/26/04                                         35,000         35,000
  KBC Bank,
    1.04%, 1/5/04                                         $35,000        $35,000
  Lloyds Bank, London Branch,
    1.84%, 11/3/03                                         25,000         25,006
    0.89%, 11/24/03                                        30,000         30,000
  LLoyds Bank, New York Branch,
    0.96%, 12/22/03                                        15,000         15,000
  National Australia Bank, London Branch,
    1.45%, 11/10/03                                        37,000         37,000
    1.48%, 11/12/03                                        20,000         20,000
    1.23%, 8/4/04                                          25,000         25,000
  Nordea Bank Finland, New York Branch,
    1.49%, 11/18/03                                        25,000         24,999
    1.08%, 2/4/04                                          15,000         15,000
    1.28%, 3/18/04                                         20,000         20,005
    1.29%, 3/24/04                                         50,000         49,998
  Rabobank Nederland, New York Branch,
    1.51%, 11/5/03                                         45,000         45,000
    1.19%, 12/3/03                                         10,000         10,005
    1.31%, 5/12/04                                         15,000         15,000
    1.18%, 7/30/04                                         24,000         23,996
  Royal Bank of Canada, New York Branch,
    1.31%, 3/31/04                                         50,000         50,000
  Societe Generale, London Branch,
    1.18%, 11/6/03                                         69,000         69,008
    1.25%, 12/29/03                                        30,000         30,000
    1.25%, 4/13/04                                         30,000         30,003
    1.25%, 5/28/04                                         15,000         15,000
  Societe Generale, New York Branch,
    1.55%, 11/19/03                                        42,000         41,999
  Svenska Handelsbanken, New York Branch,
    1.26%, 1/23/04                                         40,000         40,000
    1.24%, 3/17/04                                         56,250         56,250
  Toronto Dominion Bank, New York Branch,
    1.04%, 12/11/03                                        30,000         30,000
    1.22%, 3/17/04                                         59,400         59,400
  Westpac Banking Corp. MTN,
    1.23%, 4/13/04                                         20,000         19,999
---------------------------------------------------------------------------------
                                                                       1,646,719
---------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST $1,686,719)                        1,686,719

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  17  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MONEY MARKET FUND (CONTINUED)

                                                         PRINCIPAL
                                                           AMOUNT        VALUE
                                                           (000S)        (000S)
COMMERCIAL PAPER - 31.6%

AUTO RECEIVABLES - 3.9%
  Daimler Chrysler Revolving Auto Conduit,
    1.08%, 10/17/03                                       $25,000        $24,988
    1.08%, 10/20/03                                        10,000          9,994
  Ford Credit Floorplan Master Owner
    Trust A, Motown Funding LLC, Series 2002-1,
    1.08%, 10/10/03                                       150,000        149,959
    1.09%, 10/17/03                                        50,000         49,976
    1.09%, 11/10/03                                        30,000         29,964
  New Center Asset Trust,
    1.10%, 12/5/03                                         30,000         29,941
---------------------------------------------------------------------------------
                                                                         294,822
---------------------------------------------------------------------------------
CREDIT CARD MASTER TRUSTS - 4.6%
  Citibank Credit Card Master Trust,
    1.08%, 10/10/03                                        50,000         49,986
    1.08%, 10/24/03                                        30,000         29,979
    1.08%, 10/27/03                                        40,000         39,969
    1.09%, 10/28/03                                        17,500         17,486
    1.08%, 11/25/03                                        43,000         42,929
  MBNA Credit Card Master Trust
    Emerald Certificates,
    1.08%, 10/1/03                                         24,750         24,750
    1.08%, 10/7/03                                         35,000         34,994
    1.12%, 10/8/03                                          6,000          5,999
    1.08%, 10/14/03                                         9,000          8,996
    1.09%, 10/16/03                                        25,000         24,989
    1.09%, 11/4/03                                         24,000         23,975
    1.07%, 11/19/03                                        20,000         19,971
    1.08%, 12/3/03                                         20,000         19,962
---------------------------------------------------------------------------------
                                                                         343,985
---------------------------------------------------------------------------------
FOREIGN DEPOSITORY INSTITUTIONS - 2.7%
  Banco Santander Central Hispano,
    1.17%, 10/21/03                                        40,000         39,974
    0.89%, 11/24/03                                        30,000         29,960
    1.06%, 1/14/04                                         50,000         49,845
    1.14%, 2/2/04                                          20,000         19,922
  Den Norske Bank,
    1.07%, 11/13/03                                         7,000          6,991
  Internationale Nederlanden U.S. Funding Corp.,
    1.00%, 12/10/03                                        17,000         16,967
  UBS Finance (Delaware) Inc.,
    1.11%, 10/1/03                                        $13,000        $13,000
  Westpac Capital Corp. MTN,
    1.03%, 12/23/03                                        29,000         28,931
---------------------------------------------------------------------------------
                                                                         205,590
---------------------------------------------------------------------------------
MULTI-SELLER CONDUITS - 11.3%
  Amstel Funding Corp.,
    1.27%, 10/22/03                                        22,507         22,490
    1.27%, 10/27/03                                        25,000         24,977
    1.26%, 10/28/03                                         1,000            999
    1.05%, 12/12/03                                        45,340         45,250
    0.95%, 12/15/03                                        25,000         24,951
    1.06%, 1/21/04                                         11,000         10,964
    1.10%, 2/4/04                                          45,000         44,823
    1.17%, 2/27/04                                          8,000          7,961
    1.17%, 2/27/04                                          8,000          7,961
    1.14%, 3/15/04                                         10,000          9,948
    1.13%, 3/25/04                                         59,725         59,395
  Bryant Park Funding LLC,
    1.08%, 10/6/03                                         14,000         13,998
    1.08%, 10/24/03                                        12,000         11,992
  Edison Asset Securitization,
    1.25%, 10/20/03                                        22,000         21,986
    1.06%, 1/22/04                                         25,000         24,917
  Eiffel Funding LLC,
    1.08%, 10/30/03                                        10,000          9,991
    1.08%, 11/13/03                                        50,000         49,936
    1.09%, 11/19/03                                        49,000         48,927
  Fairway Finance Corp. FRN,
    1.07%, 11/17/03                                        35,000         34,999
  Lexington Parker Capital,
    1.05%, 10/8/03                                         45,000         44,991
    1.07%, 10/14/03                                        15,000         14,994
    1.08%, 11/6/03                                         30,000         29,968
    1.08%, 12/1/03                                         40,000         39,999
    1.06%, 1/16/04                                         16,595         16,542
    1.09%, 1/23/04                                         14,927         14,875
    1.17%, 2/27/04                                         13,000         12,937

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  18  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                         PRINCIPAL
                                                           AMOUNT         VALUE
                                                           (000S)         (000S)
COMMERCIAL PAPER - 31.6% - (CONTINUED)

MULTI-SELLER CONDUITS - 11.3% - (CONTINUED)
  Liberty Street Funding Co.,
    1.08%, 10/6/03                                        $13,000        $12,998
    1.08%, 11/10/03                                        15,089         15,071
    1.08%, 11/13/03                                        10,000          9,987
  Regency Funding Co.,
    1.08%, 10/15/03                                        18,000         17,992
    1.08%, 10/16/03                                        18,000         17,992
    1.09%, 12/19/03                                        10,000          9,976
  Tannehill Capital Co. LLC,
    1.05%, 10/10/03                                        16,000         15,996
    1.05%, 10/15/03                                        16,044         16,037
    1.09%, 11/14/03                                        22,000         21,971
  Tulip Funding Corp.,
    1.08%, 10/2/03                                         65,000         64,998
---------------------------------------------------------------------------------
                                                                         853,789
---------------------------------------------------------------------------------
NONDEPOSITORY PERSONAL CREDIT - 1.6%
  General Electric Capital Corp.,
    0.91%, 12/4/03                                         49,000         48,921
  General Electric International, Series A,
    1.14%, 11/17/03                                        75,000         74,888
---------------------------------------------------------------------------------
                                                                         123,809
---------------------------------------------------------------------------------
SINGLE SELLER CONDUITS - 1.4%
  Blue Spice LLC,
    1.08%, 10/7/03                                         11,000         10,998
  Georgetown Funding Co.,
    1.12%, 10/6/03                                         20,000         19,997
    1.10%, 10/30/03                                        30,000         29,973
  Independence Funding LLC,
    1.08%, 10/9/03                                         14,000         13,997
    1.07%, 11/6/03                                         20,000         19,979
  Ticonderoga Funding LLC,
    1.09%, 12/1/03                                         10,000          9,981
---------------------------------------------------------------------------------
                                                                         104,925
---------------------------------------------------------------------------------
STRUCTURED INVESTMENT VEHICLES - 6.1%
  Beta Finance, Inc.,
    1.09%, 11/24/03                                        10,000          9,984
    1.06%, 1/13/04                                          7,000          6,979
  Cancara Asset Security Ltd.,
    1.08%, 10/14/03                                       $10,000         $9,996
    1.05%, 10/17/03                                        14,000         13,993
    1.08%, 10/30/03                                        15,000         14,987
    1.08%, 11/10/03                                        12,469         12,454
    1.06%, 11/26/03                                         7,000          6,988
  CC USA Inc.,
    1.06%, 1/15/04                                          5,000          4,984
    1.07%, 1/22/04                                         10,519         10,484
  Dorada Finance, Inc.,
    1.09%, 11/20/03                                        15,000         14,977
    1.12%, 3/12/04                                          7,000          6,965
    1.12%, 3/22/04                                          5,000          4,973
  Grampian Funding Ltd.,
    1.07%, 10/6/03                                         35,000         34,995
    1.01%, 10/15/03                                        84,000         83,967
    0.98%, 12/9/03                                         48,000         47,908
    0.94%, 12/19/03                                        25,000         24,948
  Links Finance LLC,
    1.05%, 10/8/03                                         11,475         11,473
  Perry Global Funding LLC,
    1.08%, 11/4/03                                         39,000         38,960
    1.08%, 11/7/03                                         12,025         12,012
  Scaldis Capital LLC,
    1.08%, 11/17/03                                        35,000         34,951
  Surrey Funding Corp.,
    1.15%, 10/3/03                                         10,000          9,999
    1.07%, 10/20/03                                        20,000         19,989
    1.07%, 10/29/03                                        10,000          9,992
  White Pine Finance LLC,
    1.06%, 10/31/03                                        12,119         12,108
---------------------------------------------------------------------------------
                                                                         459,066
---------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST $2,385,986)                               2,385,986

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  19  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
CORPORATE NOTES/BONDS - 12.2%

AUTO RECEIVABLES - 0.3%
  Daimler Chrysler Auto Trust,
    Series 2003A, Class A1, (1)
    1.10%, 8/9/04                                            $21,684      $21,684
  Honda Auto Receivables Owner Trust,
    1.30%, 3/18/04                                             3,487        3,487
----------------------------------------------------------------------------------
                                                                           25,171
----------------------------------------------------------------------------------
BANK HOLDING COMPANIES - 0.8%
  Wells Fargo & Co.,
    1.18%, 3/26/04                                            10,000       10,005
    1.20%, 10/01/04                                           25,000       25,025
  Westpac Banking Corp.,
    1.17%, 11/6/03                                            25,000       25,002
----------------------------------------------------------------------------------
                                                                           60,032
----------------------------------------------------------------------------------
BUSINESS SERVICES - 0.1%
  FBC Chemical Corp. Taxable VRDN, Series 2000
    (National City Bank of Pennsylvania LOC),
    1.20%, 10/7/03                                             3,085        3,085
  KBL Capital Fund, Inc.,
    Series A (First of America LOC),
    1.17%, 10/7/03                                             2,835        2,835
  Malone College Project Taxable VRDN,
    (National City Bank LOC),
    1.20%, 10/7/03                                             2,700        2,700
----------------------------------------------------------------------------------
                                                                            8,620
----------------------------------------------------------------------------------
CHEMICALS AND ALLIED PRODUCTS - 0.3%
  Merck & Co., Inc. VRN, (1)
    4.49%, 2/22/04                                            20,000       20,253
----------------------------------------------------------------------------------
COMMUNICATIONS - 1.1%
  Bellsouth Corp., (1)
    4.16%, 4/26/04                                            40,000       40,616
  SBC Communications, (1)
    4.18%, 6/5/04                                             40,000       40,794
----------------------------------------------------------------------------------
                                                                           81,410
----------------------------------------------------------------------------------
DOMESTIC DEPOSITORY INSTITUTIONS - 2.4%
  Bank One N.A. Chicago,
    1.16%, 11/10/03                                           40,000       40,000
    1.29%, 4/15/04                                            30,000       29,999
    1.30%, 8/4/04                                             40,000       40,000
  Marshall & Ilsley Bank Note,
    5.26%, 12/15/03                                          $55,000      $55,395
  National City Bank FRN,
    1.16%, 3/12/04                                            15,000       15,005
----------------------------------------------------------------------------------
                                                                          180,399
----------------------------------------------------------------------------------
INSURANCE CARRIERS-1.0%
  Allstate Life Global Funding, (1)
    1.14%, 10/16/04                                           25,000       25,000
  Met Life GIC Backed FRN, (1)
    1.13%, 10/15/04                                           50,000       50,000
----------------------------------------------------------------------------------
                                                                           75,000
----------------------------------------------------------------------------------
INTERNATIONAL RECEIVABLES - 0.4%
  Granite Mortgages PLC FRN,
    1.11%, 1/20/04                                            12,500       12,500
  Holmes Financing PLC FRN, Series 6-1A,
    1.12%, 10/15/03                                           17,500       17,500
----------------------------------------------------------------------------------
                                                                           30,000
----------------------------------------------------------------------------------
HEALTH SERVICES - 0.2%
  Healthcare Network Properties LLC Loan Program
    VRN, Series 1999A (National City Bank LOC),
    1.17%, 10/7/03                                            18,450       18,450
----------------------------------------------------------------------------------
MEMBERSHIP ORGANIZATIONS - 0.1%
  American Association of Retired Persons VRDN,
    1.15%, 10/7/03                                             4,700        4,700
----------------------------------------------------------------------------------
NONDEPOSITORY PERSONAL CREDIT - 0.7%
  General Electric Capital Corp.,
    6.81%, 11/3/03                                             5,000        5,023
  SLM Corp., (1)
    1.12%, 10/2/04                                            50,000       50,000
----------------------------------------------------------------------------------
                                                                           55,023
----------------------------------------------------------------------------------
REAL ESTATE - 0.0%
  Wilmington Pike LLC Project VRDN, Series 2000,
    1.20%, 10/7/03                                             3,105        3,105
----------------------------------------------------------------------------------
SECURITY AND COMMODITY BROKERS - 3.5%
  Goldman Sachs Group, Inc. MTN,
    1.29%, 10/29/03                                           50,000       50,000
    1.21%, 3/16/04                                            70,000       70,000
    1.19%, 3/25/04                                            30,000       30,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  20  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
CORPORATE NOTES/BONDS - 12.2% - CONTINUED

SECURITY AND COMMODITY BROKERS - 3.5% - (CONTINUED)
  Lehman Brothers Holdings FRN,
    1.17%, 10/22/04                                          $80,000      $80,000
  Morgan Stanley & Co.,
    1.36%, 4/22/04                                            30,000       30,045
----------------------------------------------------------------------------------
                                                                          260,045
----------------------------------------------------------------------------------
TRANSPORTATION EQUIPMENT - 1.3%
  American Honda Finance FRN, (1)
    1.30%, 1/16/04                                            10,000       10,007
    1.08%, 1/20/04                                            40,000       39,999
    1.33%, 2/17/04                                            20,000       20,018
  BMW US Capital Corp.,
    4.07%, 6/7/04                                             30,000       30,595
----------------------------------------------------------------------------------
                                                                          100,619
----------------------------------------------------------------------------------
TOTAL CORPORATE NOTES/BONDS (COST $922,827)                               922,827

EURODOLLAR TIME DEPOSITS - 6.5%

FOREIGN DEPOSITORY INSTITUTIONS - 6.5%
  BNP Paribas, London Branch,
    1.16%, 10/1/03                                           162,000      162,000
  Citibank, Toronto, Canada Branch,
    1.12%, 1/2/04                                             20,000       20,000
  Danske Bank, New York Branch,
    1.33%, 10/1/03                                            60,000       60,000
  Dexia Bank Belgium - Grand Cayman,
    1.06%, 10/3/03                                            80,000       80,000
  ING Bank, London Branch,
    1.18%, 10/1/03                                            31,500       31,500
  Lloyds Bank, London Branch,
    1.16%, 10/1/03                                            30,000       30,000
  Unicredito Italiano, Milan,
    1.06%, 10/2/03                                            25,000       25,000
    1.08%, 11/19/03                                           20,000       20,000
    1.12%, 1/5/04                                             25,000       25,000
  Union Bank of Norway, Oslo,
    1.09%, 11/12/03                                           35,000       35,000
----------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS (COST $488,500)                            488,500

MUNICIPAL INVESTMENTS - 4.0%

AIR, WATER & SOLID WASTE MANAGEMENT - 0.2%
  Smyrna, Georgia Multifamily Housing,
    F & M Villages Project,
    1.08%, 10/7/03                                           $15,000      $15,000
----------------------------------------------------------------------------------
BUSINESS SERVICES - 0.2%
  Bonbright Distributors, Inc. VRDN,
    1.20%, 10/7/03                                             4,150        4,150
  JCM Properties, L.P. VRDN, Series 1998,
    1.20%, 10/7/03                                             2,275        2,275
  Mubea, Inc. Project Taxable VRDN, Series 1998,
    1.17%, 10/7/03                                             5,450        5,450
  Schreiber Industrial Park - North Co. Taxable VRDN,
    Series 1997,
    1.20%, 10/7/03                                             4,720        4,720
  Smith Clinic Project VRDN, Series 2000,
    1.20%, 10/7/03                                             5,730        5,730
----------------------------------------------------------------------------------
                                                                           22,325
----------------------------------------------------------------------------------
DOMESTIC DEPOSITORY INSTITUTIONS - 0.1%
  Mubea Inc. Project Taxable VRDN, Series 1999,
    1.40%, 10/7/03                                             3,500        3,500
----------------------------------------------------------------------------------
EDUCATIONAL SERVICES - 0.2%
  Blount County Tennessee Health Education,
    Series 2002,
    1.10%, 10/7/03                                            15,200       15,200
----------------------------------------------------------------------------------
EXECUTIVE, LEGISLATIVE & GENERAL - 0.5%
  Cook County, Illinois Taxable G.O. Bonds,
    Series 2002A,
    1.17%, 10/7/03                                            16,500       16,500
  Texas Public Finance Authority,
    1.16%, 2/12/04                                            11,500       11,500
    1.15%, 3/4/04                                              6,500        6,500
----------------------------------------------------------------------------------
                                                                           34,500
----------------------------------------------------------------------------------
GENERAL MEDICAL & SURGICAL HOSPITAL - 1.3%
  De Kalb, Georgia Private Hospital Authority,
    Egleston Childrens Hospital, Series 1994B,
    1.10%, 10/7/03                                            28,750       28,750
  Harris County, Texas Health Facility Development Corp.,
    Revenue Bonds, Series 2002, Methodist Hospital,
    1.25%, 10/1/03                                            12,000       12,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  21  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 4.0% - CONTINUED

GENERAL MEDICAL & SURGICAL
  HOSPITAL - 1.3% - (CONTINUED)
  Highlands County, Florida Health Facility,
    Adventist Health Sunbelt 1996A,
    1.10%, 10/7/03                                           $20,300      $20,300
  Jacksonville, Florida Health Facility, Series 2001,
    1.25%, 10/1/03                                            22,580       22,580
  Jacksonville, Florida Health Facility, Series 2003A,
    1.20%, 10/1/03                                            10,000       10,000
  Lehigh County, Pennsylvania, St. Lukes Hospital Project,
    Series 2001,
    1.25%, 10/1/03                                             5,500        5,500
----------------------------------------------------------------------------------
                                                                           99,130
----------------------------------------------------------------------------------
HEALTH SERVICES - 0.2%
  Integris Health, Inc. Taxable VRDB,
    1.20%, 10/7/03                                            12,635       12,635
----------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.3%
  Loudoun County, Virginia IDA Medical Research
    Organization, Howard Hughes Medical Institute,
    Series 2003E,
    1.15%, 10/1/03                                            21,000       21,000
----------------------------------------------------------------------------------
PIPELINE EXCEPT NATURAL GAS - 0.5%
  City of Valdez, Alaska Marine Terminal,
    BP Pipelines Inc. Project, Series 2003B,
    1.20%, 10/1/03                                            38,425       38,425
----------------------------------------------------------------------------------
PUBLIC FINANCE TAX & MONETARY - 0.1%
  Oakland-Alameda County Coliseum Authority,
    Oakland Coliseum Arena, Series 1996A1,
    1.12%, 10/3/03                                             9,970        9,970
----------------------------------------------------------------------------------
SOCIAL SERVICES - 0.1%
  Colorado Educational & Cultural Facility Authority,
    National Jewish Federation, Series 2003A1,
    1.22%, 10/1/03                                             9,200        9,200
----------------------------------------------------------------------------------
WATER SERVICES - 0.2%
  Texas Water Development Board,
    1.15%, 10/1/03                                            14,505       14,505
----------------------------------------------------------------------------------
WHOLESALE TRADE - DURABLE GOOD - 0.1%
  Jackson County, Georgia IDA, LLC Project,
    Series 2002,
    1.15%, 10/7/03                                             6,060        6,060
----------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $301,450)                               301,450

U.S. GOVERNMENT AGENCIES - 7.4%

FANNIE MAE - 4.2%
  FNMA Discount Notes
    1.13%, 10/1/03                                           $50,000      $50,000
    1.06%, 1/28/04                                            65,000       64,772
    1.09%, 4/30/04                                            40,000       39,743
  FNMA Notes
    3.13%, 11/15/03                                           27,525       27,575
    4.75%, 3/15/04                                             8,393        8,525
    5.63%, 5/14/04                                            15,000       15,425
    3.00%, 6/15/04                                            10,000       10,139
    1.50%, 10/1/04                                            20,000       20,000
    1.55%, 10/1/04                                            58,000       58,000
    1.35%, 10/25/04                                           20,000       20,000
----------------------------------------------------------------------------------
                                                                          314,179
----------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 0.9%
  FFCB Notes
    1.70%, 10/1/03                                            20,000       20,000
    2.30%, 10/10/03                                           50,000       50,006
----------------------------------------------------------------------------------
                                                                           70,006
----------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 1.1%
  FHLB Notes
    5.38%, 1/5/04                                              4,995        5,048
    3.75%, 4/15/04                                            12,710       12,896
    3.38%, 6/15/04                                            65,000       66,010
----------------------------------------------------------------------------------
                                                                           83,954
----------------------------------------------------------------------------------
FREDDIE MAC - 1.2%
  FHLMC Discount Notes
    1.23%, 2/26/04                                            10,000        9,949
  FHLMC Note
    6.38%, 11/15/03                                           60,454       60,785
    1.30%, 10/19/04                                           20,000       20,000
----------------------------------------------------------------------------------
                                                                           90,734
----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $558,873)                            558,873

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  22  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
U.S. GOVERNMENT OBLIGATIONS - 3.1%

  U.S. Treasury Notes
    2.75%, 10/31/03                                          $75,000      $75,076
    4.25%, 11/15/03                                           45,000       45,160
    3.00%, 11/30/03                                           22,000       22,057
    2.88%, 6/30/04                                            90,000       91,211
----------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $233,504)                         233,504

----------------------------------------------------------------------------------
INVESTMENTS, AT AMORTIZED COST($6,577,859)                             $6,577,859

REPURCHASE AGREEMENTS - 14.0%
(COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)
JOINT REPURCHASE AGREEMENTS - 1.2%
  Bank of America Securities LLC, dated 9/30/03,
    repurchase price $31,206
    0.94%, 10/7/03                                            31,206       31,206
  Morgan Stanley & Co., dated 9/30/03,
    repurchase price $20,804
    0.94%, 10/7/03                                            20,804       20,804
  Societe Generale - New York Branch,
    dated 9/30/03, repurchase price $10,402
    0.95%, 10/7/03                                            10,402       10,402
  UBS-Warburg LLC, dated 9/30/03,
    repurchase price $31,205
    0.96%, 10/7/03                                            31,205       31,205
----------------------------------------------------------------------------------
                                                                           93,617
----------------------------------------------------------------------------------
(COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)
REPURCHASE AGREEMENTS - 12.8%
  Goldman Sachs & Co., Inc., dated 9/30/03
    repurchase price $120,004
    1.11%, 10/1/03                                           120,000      120,000
  Goldman Sachs & Co., Inc., dated 9/30/03
    repurchase price $125,004
    1.23%, 10/1/03                                           125,000      125,000
  Lehman Brothers Inc., dated 9/30/03,
    repurchase price $66,120
    1.22%, 10/1/03                                            66,118       66,118
  Merrill Lynch, dated 9/30/03,
    repurchase price $250,007
    1.14%, 10/1/03                                           250,000      250,000
  UBS-Warburg LLC, dated 9/30/03,
    repurchase price $405,013
    1.15%, 10/1/03                                          $405,000     $405,000
----------------------------------------------------------------------------------
                                                                          966,118
----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $1,059,735)                           1,059,735

----------------------------------------------------------------------------------
TOTAL INVESTMENTS - 101.2% (COST $7,637,594)                            7,637,594
  Liabilities less Other Assets - (1.2)%                                  (90,851)
----------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $7,546,743

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $318,371 OR 4.2% OF NET ASSETS.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  23  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7%

ALABAMA - 0.7%
  Birmingham Medical Clinic Board VRDB,
    University of Alabama Health Services
    (Amsouth Bank LOC),
    1.20%, 10/7/03                                            $7,000       $7,000
  Eutaw Industrial Development Board Pollution
    Control VRDB, Green County Project
    (Mississippi Power Co. Gtd.),
    1.30%, 10/1/03                                             6,550        6,550
  McIntosh Industrial Development Board
    Environmental Impact VRDB, Series 1998D,
    (Ciba Specialty Chemical Corp. Gtd.),
    1.20%, 10/1/03                                            10,000       10,000
  Oxford G.O. Unlimited Warrants, Series 1996,
    Soc Gen Trust Receipts SGB34 (AMBAC Insured), (1)
    1.15%, 10/7/03                                             8,150        8,150
----------------------------------------------------------------------------------
                                                                           31,700
----------------------------------------------------------------------------------

ALASKA - 0.1%
  Alaska International Airports Revenue VRDB,
    Series 1999-I (AMT), Wachovia MERLOTS
    (AMBAC Insured), (1)
    1.20%, 10/7/03                                             3,750        3,750
----------------------------------------------------------------------------------
ARIZONA - 1.2%
  Apache County IDA VRDN, Series 1996 (AMT),
    Imperial Components Inc. Project
    (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             1,000        1,000
  Maricopa County IDA SFM Revenue Bonds,
    Series 2001-2B, Wachovia MERLOTS
    Series 2001-A126, (1)
    1.20%, 10/7/03                                             1,925        1,925
  Phoenix IDA Multifamily Housing Revenue Bonds,
    Series 1999, Southwest Village Apartments
    Project (Colld. by FNMA Securities),
    1.07%, 10/7/03                                            10,600       10,600
  Phoenix IDA SFM, Series 2001-2A (AMT),
    Merrill P-Floats PT-1344, (1)
    1.14%, 10/7/03                                             7,800        7,800
  Pima County IDA, Series 2002A,
    La Posada Project Senior Living Facilities
    (LaSalle Bank LOC),
    1.10%, 10/7/03                                            11,050       11,050
  Salt River Project Agricultural Improvement
    & Power District Systems VRDB,
    Series 2002L49J, (1)
    1.17%, 10/7/03                                            $4,800       $4,800
  Salt River Project System Revenue Refunding
    Bonds, Citicorp Eagle Trust Series 2002A, (1)
    1.15%, 10/7/03                                             8,000        8,000
  Tempe IDA Senior Living Revenue Bonds,
    Series 2002C, Friendship Village Project
    (LaSalle Bank LOC),
    1.10%, 10/7/03                                             9,200        9,200
----------------------------------------------------------------------------------
                                                                           54,375
----------------------------------------------------------------------------------
ARKANSAS - 0.3%
  Arkansas Hospital Equipment Finance Authority
    Revenue VRDB, Series 1998, AHA Pooled
    Finance Program (Bank of America LOC),
    1.18%, 10/7/03                                             4,115        4,115
  Benton County Public Facilities Board VRDB
    (AMT), Bentonville Apartments (FHLMC Gtd.),
    1.15%, 10/7/03                                             9,500        9,500
  West Memphis IDR VRDB (AMT),
    Proform Co. LLC Project (U.S. Bank LOC),
    1.20%, 10/7/03                                             1,950        1,950
----------------------------------------------------------------------------------
                                                                           15,565
----------------------------------------------------------------------------------
CALIFORNIA - 5.9%
  California Department of Water Resources VRDB,
    Series 2002C7, Power Supply Revenue
    (FSA Corp. Insured),
    1.15%, 10/7/03                                             5,000        5,000
  California Pollution Control Finance Authority
    Revenue Bond, Merrill Lynch P-Floats PA-633R
    (MBIA Insured), (1)
    1.18%, 10/7/03                                             7,200        7,200
  California State RAW,
    Series 2003A(Credit Enhancement with
    Forward Purchase Agreement from Citibank,
    Bank of America, Goldman Sachs &
    Morgan Stanley),
    2.00%, 6/16/04                                           219,100      220,467
    Series 2003B (Credit Enhancement with
    Forward Purchase Agreement from Merrill
    Lynch, Lehman Brothers & Societe Generale),
    2.00%, 6/16/04                                            10,000       10,063

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  24  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

CALIFORNIA - 5.9% - (CONTINUED)
  California Statewide Communities
    Development Authority COP, Morgan Stanley
    Floating Rate Trust Certificates, Series 1999-176
    (FSA Corp. Insured), (1)
    1.05%, 10/7/03                                           $10,595      $10,595
  Charter Mac Floater Certificates,
    Series 2001 (AMT), National-2(MBIA Insured), (1)
    1.28%, 10/7/03                                            20,000       20,000
----------------------------------------------------------------------------------
                                                                          273,325
----------------------------------------------------------------------------------
COLORADO - 2.1%
  Castle Pines North Metropolitan District VRDB,
    Series 1999, Limited Tax G.O. Bonds
    (U.S. Bank LOC),
    1.18%, 10/7/03                                             5,700        5,700
  City of Greenwood Village VRDB, Series 2003,
    Fiddlers Business Improvement District
    (U.S. Bank LOC),
    1.15%, 10/7/03                                             3,000        3,000
  Colorado Education & Cultural Facilities Authority,
    Series 1999, St. Mary's Academy Project
    (Bank One LOC),
    1.25%, 10/7/03                                             5,000        5,000
  Colorado Education & Cultural Facilities Authority,
    Series 2000, Vail Mountain School Project
    (KeyBank LOC),
    1.16%, 10/7/03                                             5,000        5,000
  Colorado HFA Economic Development Revenue
    Bonds (AMT), Metal Sales Manufacturing Corp.
    Project (U.S. Bank LOC),
    1.33%, 10/7/03                                             2,000        2,000
  Colorado HFA Economic Development Revenue
    Bonds (AMT), Walker Manufacturing Co.
    Project (Bank One LOC),
    1.35%, 10/7/03                                             3,200        3,200
  Colorado HFA Revenue Bonds (AMT),
    Wachovia MERLOTS Series 2002A6
    (MBIA Insured), (1)
    1.20%, 10/7/03                                             6,995        6,995
  Colorado HFA Revenue Bonds (AMT),
    Genesis Innovations LLC (Bank One LOC),
    1.42%, 10/7/03                                             5,340        5,340
  Colorado HFA SFM Revenue Bonds,
    Wachovia MERLOTS Series 2001-A2 (AMT), (1)
    1.20%, 10/7/03                                            $5,410       $5,410
  Colorado HFA SFM Revenue Bonds,
    Series 2003 (AMT), Class I-A-5
    (Colorado SFMR Class I GIC),
    1.20%, 3/1/04                                              5,000        5,000
  Colorado Student Obligation Bond Authority
    Revenue VRDB,
    Series A (AMT) (AMBAC Insured),
    1.13%, 10/7/03                                            20,000       20,000
  Denver Airport System Revenue VRDB,
    Series 2000A (AMT), Merrill Lynch
    P-Floats PA-763 (AMBAC Insured), (1)
    1.20%, 10/7/03                                             4,995        4,995
  Denver Airport System Revenue VRDB,
    Series 2002C (AMT), Airport Revenue Refunding
    Bonds (Societe Generale LOC),
    1.15%, 10/7/03                                            19,000       19,000
  Pitkin County IDA Bonds, Series 1994B (AMT),
    Aspen Skiing Co. Project (Bank One LOC),
    1.30%, 10/1/03                                             7,500        7,500
----------------------------------------------------------------------------------
                                                                           98,140
----------------------------------------------------------------------------------
DELAWARE - 1.1%
  Delaware Economic Development Authority
    IDR VRDN (AMT), Delaware Clean Power Project
    (Motiva Enterprises LLC Gtd.),
    Series 1997C,
    1.28%, 10/7/03                                            12,200       12,200
    Series 1997D,
    1.18%, 10/7/03                                            20,000       20,000
  New Castle County Airport Revenue Bonds (AMT),
    Flightsafety International, Inc. Project
    (Berkshire Hathaway, Inc. Gtd.),
    1.13%, 10/7/03                                            16,615       16,615
----------------------------------------------------------------------------------
                                                                           48,815
----------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.7%
  District of Columbia G.O. Refunding VRDB,
    Series PA-568, Merrill Lynch P-Floats
    (FSA Corp. Insured), (1)
    1.14%, 10/7/03                                             4,165        4,165

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  25  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                            (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

DISTRICT OF COLUMBIA - 0.7% - (CONTINUED)
  District of Columbia Metropolitan Airport Authority
    Revenue Bonds (AMT), Citigroup ROC No. 54
    (MBIA Insured), (1)
    1.23%, 10/7/03                                            $2,495       $2,495
  District of Columbia Revenue Bonds,
    Henry J. Kaiser Foundation
    (Kaiser Family Foundation Gtd.),
    1.09%, 10/7/03                                            11,100       11,100
  District of Columbia VRDB, Series 2000,
    National Public Radio, Inc.
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             1,430        1,430
  District of Columbia Revenue Bonds, Series 1998,
    Lowell School, Inc. Project (Wachovia Bank LOC),
    1.10%, 10/7/03                                             2,650        2,650
  District of Columbia Water & Sewer Authority
    VRDB, Series 1998, Citicorp Eagle Trust 985201
    (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                             3,300        3,300
  District of Columbia Water & Sewer Revenue
    Bonds, Citicorp Eagle Trust 8121A
    (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                             7,590        7,590
----------------------------------------------------------------------------------
                                                                           32,730
----------------------------------------------------------------------------------
FLORIDA - 3.6%
  Broward County Educational Facilities Authority
    VRDB, Series 2002A, Nova Southeastern Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             2,000        2,000
  Charter Mac Floater Certificates Trust I,
    National Series 2002 (AMT)(MBIA Insured), (1)
    1.28%, 10/7/03                                            15,000       15,000
  Dade County Special Obligation Refunding Bonds,
    Morgan Stanley Floating Rate Trust Certificates,
    Series 2000-415 (AMBAC Insured), (1)
    1.20%, 3/4/04                                              8,995        8,995
  Florida HFA Multifamily Revenue Bond,
    Series 2003 (AMT), Pinnacle Apartments Project
    (Citibank LOC),
    1.15%, 10/7/03                                             3,915        3,915
  Florida State Board of Education Capital Outlay
    Revenue Bonds, Citicorp Eagle Trust
    Series 20000902, (1)
    1.15%, 10/7/03                                            $4,550       $4,550
  Florida Department of Juvenile Justice COP,
    Wachovia MERLOTS Series 2000-000
    (MBIA Insured), (1)
    1.15%, 10/7/03                                             6,135        6,135
  Florida DOT Bridge Construction Bonds,
    Series 2002A, ABN-AMRO MuniTops
    Certificates 2002-20 (MBIA Insured), (1)
    1.25% 8/18/04                                              8,845        8,845
  Florida Housing Finance Corp. Revenue
    VRDB (AMT), Merrill Lynch P-Floats PT-451,
    Homeowner Mortgage Services
    (FSA Corp. Insured), (1)
    1.18%, 10/7/03                                             2,580        2,580
  Highlands County Health Facilities Authority VRDB,
    Adventist Health System (SunTrust Bank LOC),
    Series 1997A,
    1.10%, 10/7/03                                            11,475       11,475
    Series 2003B,
    1.11%, 10/7/03                                             4,300        4,300
  Highlands County Health Facilities Authority VRDB,
    Series 1996A, Adventist Health System - Sunbelt
    (MBIA Insured),
    1.10%, 10/7/03                                             7,500        7,500
  Hillsborough County Aviation Authority VRDB,
    Series 2003A, Wachovia MERLOTS Series 2003-A18
    (MBIA Insured), (1)
    1.20%, 10/7/03                                             4,000        4,000
  Hillsborough County IDA VRDB, Series 2003,
    Allied Aerofoam Project (Wachovia Bank LOC),
    1.20%, 10/7/03                                             3,900        3,900
  Jacksonville Electric Authority VRDB, Series 2001,
    Electric System Subordinated,
    1.25%, 10/1/03                                             4,400        4,400
  Lake County IDA, Series 2002,
    Locklando Door & Millwork
    (Wachovia Bank LOC),
    1.20%, 10/7/03                                             3,850        3,850

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  26  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

FLORIDA - 3.6% - (CONTINUED)
  Lee Memorial Health System VRDB,
    Hospital Revenue,
    Series 1985D,
    1.09%, 10/7/03                                            $4,000       $4,000
    Series 1995A,
    1.22%, 10/1/03                                             5,550        5,550
  Miami-Dade County HFA, Series 2002-8 (AMT),
    Ward Towers Assisted (Bank of America LOC),
    1.25%, 10/7/03                                             1,700        1,700
  Miami-Dade County IDA, Series 2003
    Goodwill Industries South Florida Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             5,400        5,400
  Nassau County Solid Waste VRDB, Series 1999,
    Revenue Refunding Bonds (Wachovia Bank LOC),
    1.05%, 10/7/03                                             7,400        7,400
  Orange County HFA Bonds, Series 1987A,
    Citicorp Eagle Trust (Colld. by GNMA Securities), (1)
    1.15%, 10/7/03                                               570          570
  Orange County Health Facility Revenue Bonds,
    Morgan Stanley Floating Rate Trust
    Certificates Series 17, Adventist-Health
    (AMBAC Insured), (1)
    1.23%, 10/7/03                                            15,880       15,880
  Orange County Industrial Revenue Authority VRDB,
    Series 2002, Catholic Diocese Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             3,000        3,000
  Putman County Development Authority PCR Bonds,
    Series 1984, Seminole Electric Cooperative
    Project (National Rural Utilities Cooperative
    Finance Co. Gtd.),
    1.05%, 12/15/03                                           15,400       15,400
  Sarasota County Public Hospital District Revenue
    Bond, Series 1996A, Sarasota Memorial Hospital
    Project,
    0.95%, 10/6/03                                            12,800       12,800
  Sunshine State Government Financing Authority
    CP, Series A,
    0.93%, 10/9/03                                             5,000        5,000
----------------------------------------------------------------------------------
                                                                          168,145
----------------------------------------------------------------------------------
GEORGIA - 5.5%
  Atlanta Airport Authority Revenue Bonds (AMT),
    Wachovia MERLOTS Series B (FGIC Insured), (1)
    1.20%, 10/7/03                                            $5,800       $5,800
  Atlanta Urban Residential Authority VRDB,
    Series 2002A (AMT), Auburn Glenn Apartments
    (Wachovia Bank LOC),
    1.15%, 10/7/03                                             4,900        4,900
  Atlanta Urban Residential Finance Authority
    Revenue Bonds, Series 2000 (AMT), Carver
    Redevelopment Project (SunTrust Bank LOC),
    1.20%, 10/7/03                                             2,700        2,700
  Atlanta Urban Residential Finance Authority
    VRDB, Series 2001, Park Place South Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             9,285        9,285
  Bibb County Development Authority VRDB,
    Series 2000, Trustees Mount De Sales Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             4,900        4,900
  Carollton County Housing Authority VRDB,
    Series 2003, Magnolia Lake Apartments
    (SunTrust Bank LOC),
    1.20%, 10/7/03                                             6,920        6,920
  Clayton County Development Authority VRDB,
    Delta Airlines Project (General Electric Capital
    Corp. LOC),
    Series 2000A,
    1.12%, 10/7/03                                             5,500        5,500
    Series 2000B (AMT),
    1.17%, 10/7/03                                            19,100       19,100
    Series 2000C (AMT),
    1.20%, 10/7/03                                            19,355       19,355
  Clayton County Housing Authority VRDB,
    Series 2003A, Forest Club Estates Project
    (FHLB of San Francisco LOC),
    1.27%, 10/1/03                                             3,100        3,100
  Cobb County Housing Authority VRDB, Series 1993,
    Terrell II Mill Association Project (General
    Electric Capital Corp. LOC), (1)
    1.20%, 10/7/03                                            10,600       10,600

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  27  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

GEORGIA - 5.5% - (CONTINUED)
  Cobb County Housing Authority VRDB, Series 2003
    (AMT), Woodchase Village Apartments
    (Regions Bank LOC),
    1.20%, 10/7/03                                            $4,000       $4,000
  De Kalb County Hospital Authority Revenue
    VRDB, Series B, De Kalb Medical Center
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             1,200        1,200
  De Kalb County Development Authority VRDB,
    Jewish Community Center (Wachovia Bank LOC),
    1.05%, 10/7/03                                             4,700        4,700
  De Kalb County Housing Authority VRDB,
    Series 2002A1 (AMT),
    Mountain Crest Apartments Project
    (SunTrust Bank LOC),
    1.20%, 10/7/03                                             4,000        4,000
  De Kalb County Multifamily Housing Authority
    VRDB, Series 2002 (AMT), Wesley Club
    Apartments (SunTrust Bank LOC),
    1.20%, 10/7/03                                             3,000        3,000
  Fulton County Development Authority VRDB,
    Series 2001, Lovett School Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             1,000        1,000
    Series 2002,
    1.10%, 10/7/03                                             4,200        4,200
  Fulton County Development Authority VRDB,
    Series 2002, Woodward Academy
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             4,720        4,720
  Gainesville Redevelopment Authority VRDB,
    Series 2003 Riverside Military Academy
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             1,000        1,000
  Gainesville & Hall County Development Authority
    VRDB (AMT), Sheperd Construction Co. Project
    (SunTrust Bank LOC),
    1.25%, 10/7/03                                             2,250        2,250
  Georgia State Ports Authority Bonds (AMT),
    Colonel Island Terminal Project
    (SunTrust Bank LOC),
    1.20%, 10/7/03                                             3,700        3,700
  Georgia State G.O. VRDB, (1)
    Citicorp Eagle Trust Series 97C1001,
    1.15%, 10/7/03                                           $15,500      $15,500
    Citicorp Eagle Trust Series 97C1002,
    1.15%, 10/7/03                                            15,100       15,100
    Citicorp Eagle Trust Series 99D1002,
    1.15%, 10/7/03                                            24,280       24,280
  Gwinnet County Development Authority IDR
    Bonds (AMT), CBD Management LLC Project
    (Wachovia Bank LOC),
    1.20%, 10/7/03                                             2,500        2,500
  Gwinnett County Hospital Authority RAN,
    Series 2001, Hospital System Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             1,100        1,100
  Gwinnet County Housing Authority Revenue
    Bonds (AMT), Herrington Mill Apartments
    Project (SunTrust Bank LOC),
    1.20%, 10/7/03                                             8,000        8,000
  Haralson County Development Authority IDR
    Bonds, Series 1995 (AMT), Gold Kist, Inc. Project
    (Harris Trust & Savings LOC),
    1.20%, 10/7/03                                             7,500        7,500
  Macon County Water & Sewer Authority Revenue
    Bond, Series 2001A,
    1.05%, 10/7/03                                             4,800        4,800
  Macon-Bibb County Urban Development Authority
    Revenue VRDB,
    Bibb County Law Enforcement Center Project
    (Wachovia Bank LOC),
    1.05%, 10/7/03                                               800          800
  Macon-Bibb County Hospital Authority Revenue
    Anticipation Certificates, Series 1997,
    Medical Center of Central Georgia Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             8,500        8,500
  Macon-Bibb County Hospital Authority Revenue
    Anticipation Certificates, Series 2003,
    Medical Center of Central Georgia Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                            10,000       10,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  28  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

GEORGIA - 5.5% - (CONTINUED)
  Rockdale County Hospital Authority RAN,
    Series 2002, Rockdale Hospital
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                            $5,000       $5,000
  Savannah Economic Development Authority
    Revenue VRDN, Series 1997 (AMT), Georgia
    Kaolin Terminals (Bank of America LOC),
    1.20%, 10/7/03                                             5,000        5,000
  Smyrna Multifamily Housing VRDB, Series 1995,
    Post Valley Project (Colld. by FNMA Securities),
    1.08%, 10/7/03                                             9,200        9,200
  Thomas-Upson County IDR Bonds (AMT),
    Oracle, Inc. Project (Bank One LOC),
    1.42%, 10/7/03                                             3,430        3,430
  Thomasville Hospital Authority Revenue
    Anticipation Certificates, Series 2003,
    JD Archibald Memorial Hospital Project
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             4,000        4,000
  Waleska Downtown Development Authority
    Revenue Bonds, Reinhardt College Project
    (Regions Bank of Alabama LOC),
    1.18%, 10/7/03                                             3,600        3,600
  Whitfield County IDA Revenue Bonds (AMT),
    H&S Whitting, Inc. Project (Bank of America LOC),
    1.20%, 10/7/03                                             1,200        1,200
----------------------------------------------------------------------------------
                                                                          255,440
----------------------------------------------------------------------------------
HAWAII - 0.5%
  Hawaii Department of Finance VRDB,
    Series 2003D, Kahala Nui Project
    (LaSalle Bank LOC),
    1.10%, 10/7/03                                             4,400        4,400
  Hawaii State G.O. Bonds, Citicorp Eagle
    Trust 2000-1101 (FGIC Insured), (1)
    1.15%, 10/7/03                                             6,000        6,000
  Honolulu City and County G.O. Bonds,
    Series C (FGIC Insured),
    1.30%, 12/5/03                                            11,600       11,600
----------------------------------------------------------------------------------
                                                                           22,000
----------------------------------------------------------------------------------
IDAHO - 0.3%
    Boise City Housing Authority VRDB, Series 2002B
    (AMT), Civic Plaza Housing Project
    (KeyBank LOC),
    1.23%, 10/7/03                                           $12,825      $12,825
----------------------------------------------------------------------------------
ILLINOIS - 12.5%
  Arlington Heights IDR Bonds, Series 1997 (AMT),
    3E Graphics & Printing Project
    (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             2,280        2,280
  Aurora IDR Bonds, Series 2001 (AMT), Kenson
    Industries, Inc. Project (Harris Trust & Savings
    Bank LOC),
    1.15%, 10/7/03                                             3,235        3,235
  Bolingbrook Will-Dupage County Special Service
    Area 2 VRDB, Series 2001B, Bloomfield West
    Project (Bank One LOC),
    1.20%, 10/7/03                                             5,000        5,000
  Chicago 2nd Lien Revenue Bonds, Series 1998B
    (AMT), Midway Airport (MBIA Insured),
    1.27%, 10/1/03                                             2,600        2,600
  Chicago Board of Education VRDB, Series 2000A,
    School Reform Board (FGIC Insured), (1)
    1.18%, 10/7/03                                             6,200        6,200
  Chicago Board of Education G.O. Unlimited VRDB,
    Series A, Merrill Lynch P-Floats PA-616,
    School Reform Board (FGIC Insured), (1)
    1.14%, 10/7/03                                             6,605        6,605
  Chicago Board of Education G.O. Bonds,
    Wachovia MERLOTS Series 2001-A47,
    School Reform (FGIC Insured), (1)
    1.15%, 10/7/03                                             9,340        9,340
  Chicago G.O. VRDB, Series 2002B,
    Neighborhoods Alive 21 (MBIA Insured),
    1.10%, 10/7/03                                             5,000        5,000
  Chicago G.O. Project & Refunding Bonds,
    Series 1998M, Bank of America Partnership
    (FGIC Insured), (1)
    1.18%, 10/7/03                                            15,000       15,000
  Chicago G.O. Refunding VRDB, Series 1998,
    Citicorp Eagle Trust 981302 (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                            11,600       11,600

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  29  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

ILLINOIS - 12.5% - (CONTINUED)
  Chicago IDR Bonds, Series 1998 (AMT),
    Freedman Seating Co. Project (LaSalle Bank LOC),
    1.18%, 10/7/03                                            $3,345       $3,345
  Chicago IDR VRDB, Series 2001 (AMT), John
    Hofmeister & Sons (Harris Trust & Savings
    Bank LOC),
    1.20%, 10/7/03                                             5,700        5,700
  Chicago Midway Airport Revenue VRDB,
    Series 1995 (AMT), American Transit Airline,
    Inc. Project (Bank One LOC),
    1.20%, 10/7/03                                             5,500        5,500
  Chicago Multifamily Housing Revenue
    VRDB (AMT), Churchview Supportive Living
    (Harris Trust & Savings LOC),
    1.20%, 10/7/03                                             3,000        3,000
  Chicago Multifamily Housing Revenue VRDB,
    Series 1999A (AMT), Renaissance Center LP
    Project (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             3,010        3,010
  Chicago Multifamily Housing Revenue VRDB,
    Series 1999A (AMT), Renaissance Center LP
    Project (Harris Trust & Savings LOC),
    1.20%, 10/7/03                                             2,200        2,200
  Chicago O'Hare International Airport Revenue
    VRDB, Series 2002 (AMT), O'Hare Technology
    Center II Project (LaSalle Bank LOC),
    1.18%, 10/7/03                                             5,000        5,000
  Chicago O'Hare International Airport Revenue
    VRDB, Series 2003 (AMT), Citigroup ROCS
    Series RR II R 239 (FSA Corp. Insured), (1)
    1.20%, 10/7/03                                             5,200        5,200
  Chicago Park District G.O. VRDB, Wachovia
    MERLOTS Series 2001-A61, Tax Park Project
    (FGIC Insured),(1)
    1.15%, 10/7/03                                             5,595        5,595
  Chicago School Reform Board G.O. VRDB,
    Series 1996, Bank of America (MBIA Insured), (1)
    1.18%, 10/7/03                                            13,300       13,300
  Chicago SFM Revenue VRDB, Series C (AMT),
    Wachovia MERLOTS Series 2000-A31, (1)
    1.20%, 10/7/03                                               740          740
  Chicago SFM Revenue Bonds, Series 1998C1
    (AMT), Merrill P-Floats PT-233, (1)
    1.18%, 10/7/03                                            $2,970       $2,970
  Cook County Community Consolidated School
    District No. 021 Revenue Bonds, Series 2003,
    Wheeling Educational Purpose TAW,
    1.50%, 4/12/04                                             6,510        6,531
  Des Plaines City VRDB, Series 1996 (AMT),
    Finzer Roller, Inc. Project (Harris Trust &
    Savings Bank LOC),
    1.20%, 10/7/03                                             1,065        1,065
  Dupage Cook & Will Counties Community College
    District No. 502 Revenue Bonds, Series 2003,
    Alternate Revenue Source,
    3.00%, 1/1/04                                              1,045        1,050
  Elgin City IDR VRDB, Series 1999 (AMT), Questek
    Manufacturing Corp. (Bank One LOC),
    1.35%, 10/7/03                                             3,250        3,250
  Elgin City Industrial Project Revenue VRDB (AMT),
    1925 Holmes Road Project (Harris Trust &
    Savings Bank LOC)
    1.20%, 10/7/03                                             3,300        3,300
  Elgin City IDR VRDB, Series 1996A (AMT), Bailey
    Development LLC Project (LaSalle Bank LOC),
    1.18%, 10/7/03                                             2,700        2,700
  Frankfort IDR VRDB, Series 1996 (AMT), Bimba
    Manufacturing Co. Project (Harris Trust &
    Savings Bank LOC),
    1.20%, 10/7/03                                             2,750        2,750
  Fulton IDR VRDB, Series 1998 (AMT), Drives, Inc.
    Project (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             3,375        3,375
  Illinois Development Finance Authority Revenue
    Bonds, Series 1999D2, AMR Pooled Finance
    Program (Fifth Third Bank LOC),
    1.18%, 10/7/03                                             7,035        7,035
  Illinois Development Finance Authority Revenue
    Bonds, Series 1994 (AMT), NU-Way Industries,
    Inc. Project (LaSalle Bank LOC),
    1.18%, 10/7/03                                             1,200        1,200

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  30  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

ILLINOIS - 12.5% - (CONTINUED)
  Illinois Development Finance Authority IDR VRDB,
    Series 2000 (AMT), Olson International Limited
    Project (Bank One LOC),
    1.35%, 10/7/03                                            $1,855       $1,855
  Illinois Development Finance Authority IDR VRDB,
    Series 1997A (AMT), Randall Metals Corp.
    Project (LaSalle Bank LOC),
    1.45%, 10/7/03                                             2,130        2,130
  Illinois Development Finance Authority IDR VRDB,
    Series 1999 (AMT), Amtex Steel, Inc. Project
    (LaSalle Bank LOC),
    1.18%, 10/7/03                                             5,300        5,300
  Illinois Development Finance Authority Revenue
    VRDB, Series 1989 (AMT), DE Akin Seed Co.
    (Bank One LOC),
    1.20%, 10/7/03                                             1,050        1,050
  Illinois Development Finance Authority Revenue
    VRDB, Series 2001 (AMT), Val-Matic
    (LaSalle Bank LOC),
    1.18%, 10/7/03                                             6,850        6,850
  Illinois Development Finance Authority Revenue
    Bonds, Series 1998 (AMT), Flying Food Fare, Inc.
    (Bank of America LOC),
    1.25%, 10/7/03                                             2,500        2,500
  Illinois Development Finance Authority Revenue
    VRDN, Series 1999 (AMT), Elite Manufacturing
    Technology, Inc. Project (Harris Trust & Savings
    Bank LOC),
    1.20%, 10/7/03                                             3,820        3,820
  Illinois Development Finance Authority Revenue
    VRDN, Series 1999A (AMT), Nuevo Hombres
    LLC Project (Bank One LOC),
    1.35%, 10/7/03                                             5,170        5,170
  Illinois Development Finance Authority IDR
    VRDN (AMT), Bimba Manufacturing Co. Project
    (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             1,885        1,885
  Illinois Development Finance Authority Bonds
    VRDB, Children's Home (Bank One LOC),
    1.15%, 10/7/03                                             5,600        5,600
  Illinois Development Finance Authority Revenue
    Bonds, Series 2001, Mount Carmel High School
    Project (Bank One LOC),
    1.10%, 10/7/03                                            $2,800       $2,800
  Illinois Development Finance Authority Revenue
    Bonds, Series 2003, Rosecrane, Inc. Project
    (Bank One LOC),
    1.15%, 10/7/03                                             5,950        5,950
  Illinois Development Finance Authority Industrial
    Project Revenue VRDN, Series 1990 (AMT),
    Solar Press, Inc. Project (LaSalle Bank LOC),
    1.18%, 10/7/03                                             2,900        2,900
  Illinois Development Finance Authority VRDN,
    Series 1997 (AMT), Ciccone Food Products, Inc.
    (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             4,100        4,100
  Illinois Development Finance Authority Water
    Facilities Revenue VRDB (AMT),
    Illinois-American Water (MBIA Insured),
    1.20%, 10/7/03                                             5,000        5,000
  Illinois Educational Facilities Authority Revenue
    Bonds, University of Chicago,
    0.98%, 6/1/04                                             15,000       15,000
    1.00%, 7/30/04                                             9,000        9,000
  Illinois Educational Facilities Authority Revenue
    Bonds, Series 2002 (AMT), Aurora University
    (Fifth Third Bank LOC),
    1.15%, 10/7/03                                             3,300        3,300
  Illinois Educational Facilities Authority Revenue
    Bonds, Series 1992, Art Institute of Chicago,
    1.15%, 10/7/03                                               500          500
  Illinois Educational Facilities Authority Revenue
    Bonds, Series 2001, Concordia University River
    Project (U.S. Bank LOC),
    1.25%, 10/1/03                                             1,200        1,200
  Illinois Educational Facilities Authority Revenue
    Bonds, Series 2002, Illinois Institute of
    Technology (Wachovia Bank LOC),
    1.13%, 10/7/03                                            17,535       17,535

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  31  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

ILLINOIS - 12.5% - (CONTINUED)
  Illinois Educational Facilities Authority Revenue
    Bonds, Series 1999B, National Louis University
    (Bank One LOC),
    1.15%, 10/7/03                                            $9,800       $9,800
  Illinois G.O. Notes,
    Series 2003,
    1.50%, 5/15/04                                            10,000       10,033
    Series 2003,
    2.00%, 4/15/04                                           150,000      150,830
  Illinois First G.O., Series 2002, Wachovia
    MERLOTS Series 2003-A9 (MBIA Insured), (1)
    1.15%, 10/7/03                                             5,690        5,690
  Illinois First G.O., Series 2002,Wachovia
    MERLOTS Series 2003-B04 (MBIA Insured), (1)
    1.15%, 10/7/03                                             4,380        4,380
  Illinois Health Facilities Authority Revenue Bonds,
    Evanston Hospital Corp.,
    Series 1987A,
    1.08%, 5/17/04                                             3,300        3,300
    Series 1996,
    1.05%, 10/9/03                                            10,000       10,000
  Illinois Health Facilities Authority VRDB,
    Series 1996,
    Proctor Hospital (Bank One LOC),
    1.15%, 10/7/03                                             7,500        7,500
  Illinois Health Facilities Authority Revenue Bonds,
    Morgan Stanley Floating Rate Trust Certificates
    Series 166, Sinai Health System
    (AMBAC Insured), (1)
    1.10%, 8/5/04                                              7,220        7,220
  Illinois Health Facilities Authority VRDB,
    Series 1996, Franciscan Eldercare Village
    (LaSalle Bank LOC),
    1.15%, 10/7/03                                               200          200
  Illinois HDA Multifamily Revenue VRDB,
    Series B (AMT), Louis Joliet Apartments
    (Harris Trust & Savings LOC),
    1.20%, 10/7/03                                             1,015        1,015
  Illinois State G.O. Bonds, Series 2002, Citicorp
    Eagle Trust 20021301, Illinois First
    (FGIC Insured), (1)
    1.15%, 10/7/03                                            $5,000       $5,000
  Illinois State Sales Tax Revenue Bonds,
    Citicorp Eagle Trust, (1)
    1.15%, 10/7/03                                             5,045        5,045
  Justice VRDB, Series 2000 (AMT),
    Candlewood Apartments Project (FNMA LOC),
    1.19%, 10/7/03                                            10,700       10,700
  Metropolitan Pier & Exposition Authority TRB,
    Citicorp Eagle Trust Series 20026001,
    (MBIA Insured), (1)
    1.15%, 10/7/03                                            10,000       10,000
  Metropolitan Pier & Exposition Authority TRB,
    Wachovia MERLOTS Series 2000-VVV
    (FGIC Insured), (1)
    1.15%, 10/7/03                                             6,000        6,000
  Regional Transportation Authority Revenue Bonds,
    Series 20001303 (MBIA Insured), (1)
    1.15%, 10/7/03                                            10,210       10,210
  Rockford Revenue Bonds, Series 2002,
    Wesley Willows Obligated Group
    (Marshall & Ilsley LOC),
    1.25%, 10/1/03                                             7,800        7,800
  Romeoville IDR VRDB, Series 1997 (AMT),
    Metropolitan Industries, Inc. Project
    (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             2,000        2,000
  Sangamon County TAW, School District 186
    2.00%, 12/18/03                                            4,600        4,608
  Savanna IDR VRDB, Series 1994 (AMT),
    Metform Corp. Project (Bank One LOC),
    1.20%, 10/7/03                                             6,500        6,500
  Southwestern Illinois Development Authority
    VRDB, Series 2002 (AMT), Waste Management,
    Inc. Project,
    1.20%, 10/7/03                                             4,700        4,700

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  32  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

ILLINOIS - 12.5% - (CONTINUED)
  St. Clair County IDR VRDN (AMT),
    Stellar Manufacturing Project
    (Bank of America LOC),
    1.25%, 10/7/03                                            $4,400       $4,400
  University of Illinois Auxiliary Facility Revenue
    Bonds, Citicorp Eagle Trust Series 20001301
    (MBIA Insured), (1)
    1.15%, 10/7/03                                             3,000        3,000
  University of Illinois Revenue Bonds,
    Auxiliary Facility System, Wachovia MERLOTS
    Series 2000-S (MBIA Insured), (1)
    1.15%, 10/7/03                                             3,500        3,500
  University of Illinois Revenue Bonds, Auxiliary
    Facility System, Wachovia MERLOTS
    Series 2003-A38 (AMBAC Insured), (1)
    1.15%, 8/11/04                                             7,665        7,665
  Village of Lisle Multifamily Housing Authority
    VRDB, Ashley of Lisle (FNMA LOC),
    1.07%, 10/7/03                                             1,600        1,600
  Village of Niles IDR VRDB, Series 1996 (AMT),
    Lewis Spring & Manufacturing Co. Project
    (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             1,750        1,750
  Village of Vernon Hills IDR Bonds (AMT),
    Accurate Transmissions, Inc. (LaSalle Bank LOC),
    1.18%, 10/7/03                                             3,860        3,860
  West Chicago City IDR VRDB, Series 1999 (AMT),
    Royal Gold Ribbon Foods Project (Bank One LOC),
    1.35%, 10/7/03                                             1,900        1,900
  Will County Solid Waste Bonds, Series 1997 (AMT)
    (BASF Corp.Gtd.),
    1.30%, 10/1/03                                             9,000        9,000
  Will-Kankakee Regional Development Authority
    Revenue Bonds (AMT), T.H. Davidson & Co., Inc.
    Project (LaSalle Bank LOC),
    1.18%, 10/7/03                                             3,575        3,575
----------------------------------------------------------------------------------
                                                                          580,902
----------------------------------------------------------------------------------
INDIANA - 6.2%
  Anderson City Economic Development Revenue
    VRDB, Series 1996 (AMT), Gateway
    Village Project,
    1.13%, 10/7/03                                            $2,790       $2,790
  Avilla Economic Development Revenue Bonds,
    Series 1996 (AMT), Pent Assemblies, Inc.
    Project (Bank One LOC),
    1.35%, 10/7/03                                             3,500        3,500
  Dekko Foundation Education Facilities COP,
    Series 2001-1 (Bank One LOC),
    1.30%, 10/7/03                                             5,275        5,275
  Fort Wayne Economic Development Revenue
    Bonds, Series 2002 (AMT), Ottenweller Co., Inc.
    Project (Bank One LOC),
    1.34%, 10/7/03                                             3,050        3,050
  Hammond City Economic Development Revenue
    Bonds, Series 1996A (AMT), Annex at
    Douglas Point Project,
    1.13%, 10/7/03                                             2,735        2,735
  Indiana Bond Bank Revenue Notes, Series 2003A,
    Midyear Funding Program,
    1.25%, 4/15/04                                            25,000       25,043
  Indiana Bond Bank Advance Funding
    Program Notes, Series 2003A,
    2.00%, 1/27/04                                            31,835       31,926
  Indiana Bond Bank Reassessment Assistance
    Program Notes, Series 2003A,
    1.75%, 1/6/04                                             50,000       50,090
    2.00%, 1/6/04                                              5,000        5,014
  Indiana Development Finance Authority Industrial
    Revenue Bonds, Youth Opportunity Center
    Project (Bank One LOC),
    1.15%, 10/7/03                                             1,700        1,700
  Indiana Development Finance Authority VRDB,
    Series 2001 (AMT), Bhar Co. Project
    (Bank One LOC),
    1.42%, 10/7/03                                             2,000        2,000
  Indiana Development Finance Authority VRDB,
    Series 2003, Childrens Museum of Indianapolis
    Project,
    1.15%, 10/7/03                                            15,000       15,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  33  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

INDIANA - 6.2% - (CONTINUED)
  Indiana Development Finance Authority VRDB,
    Series 2002, Indianapolis Museum of Art
    (Bank One LOC),
    1.15%, 10/7/03                                           $10,400      $10,400
  Indiana Development Finance Authority IDR VRDB
    (AMT), Red Gold, Inc. Project (Harris Trust &
    Savings Bank LOC),
    Series 1994A,
    1.20%, 10/7/03                                             4,200        4,200
    Series 1994B,
    1.20%, 10/7/03                                             2,600        2,600
  Indiana Health Facilities Finance Authority
    Revenue Bonds, Ascension Health Credit
    Group,
    Series 2001A1,
    0.98%, 7/2/04                                             10,000       10,000
    Series 2001A4,
    1.15%, 3/2/04                                             15,000       15,000
  Indiana Health Facilities Finance Authority VRDB,
    Fayette Memorial Hospital Association
    (Fifth Third Bank LOC),
    1.25%, 10/1/03                                             4,000        4,000
  Indiana State HFA SFM Revenue Bonds (AMT)
    (FNMA Gtd.), (1)
    Series 2000B6, Wachovia MERLOTS,
    1.20%, 10/7/03                                             3,890        3,890
    Series 2001A2, Wachovia MERLOTS,
    1.20%, 10/7/03                                             1,635        1,635
  Indiana Transportation Authority Highway Revenue
    Bonds, Series 981402, Citicorp Eagle Trust, (1)
    1.15%, 10/7/03                                            17,690       17,690
  Indianapolis Local Public Improvement Bond
    Bank CP, (KeyBank LOC),
    Series 2002A,
    0.95%, 12/16/03                                            3,882        3,882
    Series 2003E,
    1.25%, 1/8/04                                             25,250       25,275
  Laporte City VRDB, Series 2001 (AMT), Alpha
    Baking Co., Inc. Project (Harris Trust & Savings
    Bank LOC),
    1.20%, 10/7/03                                             2,130        2,130
  Madison Economic Development Authority
    Revenue VRDB (AMT), Arvin Sango, Inc. Project
    (Huntington National Bank LOC),
    1.20%, 10/7/03                                            $9,600       $9,600
  Marshall County Economic Development Revenue
    Bonds, Series 2003, Culver Educational
    Foundation Project (Bank One LOC),
    1.15%, 10/7/03                                             2,700        2,700
  Noblesville Economic Development Revenue
    Bonds, Series PJ-2003B (AMT), Princeton Lakes
    Apartments (FHLB of Indiana LOC),
    Series PJ-2003A
    1.18%, 10/7/03                                             8,900        8,900
    Series PJ-2003B
    1.23%, 10/7/03                                             1,100        1,100
  North Vernon Economic Development Revenue
    Bonds (AMT), Oak Meadows Apartments Project,
    1.20%, 10/7/03                                             3,090        3,090
  Shelby Eastern School Building Corp. VRDB,
    Wachovia MERLOTS Series 2001-A84
    (FGIC Insured), (1)
    1.15%, 10/7/03                                             2,000        2,000
  Sullivan PCR VRDB, Series 1985L3, Hoosier
    Energy Rural Electric Cooperative Project
    (Natural Rural Utilities Cooperative
    Finance Co. Gtd.),
    0.95%, 11/19/03                                            1,300        1,300
    0.95%, 11/19/03                                            2,200        2,200
  Tippecanoe County PCR Bonds (AMT),
    Caterpillar, Inc. Project,
    1.28%, 10/7/03                                             8,750        8,750
----------------------------------------------------------------------------------
                                                                          288,465
----------------------------------------------------------------------------------
IOWA - 0.2%
  Iowa Finance Authority Private College Revenue
    Bonds, Series 2001, Drake University Project
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             3,200        3,200
  Iowa Finance Authority Single Family Revenue
    Bonds (AMT), Wachovia MERLOTS
    Series 2002-A46, (1)
    1.20%, 10/7/03                                             4,560        4,560

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  34  NORTHERN FUNDS SEMIANNUAL REPORT

                                                 SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

IOWA - 0.2% - (CONTINUED)
  Iowa Higher Education Authority, Series 2003,
    Graceland College (Bank of America LOC),
    1.15%, 10/7/03                                            $2,000       $2,000
----------------------------------------------------------------------------------
                                                                            9,760
----------------------------------------------------------------------------------
KANSAS - 0.4%
  Kansas Development Finance Authority VRDB,
    Series 2000N, Hays Medical Center
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             6,305        6,305
  Kansas Development Finance Authority VRDB,
    Series 2001 (AMT), Oak Ridge Park II
    Apartments Project (FHLB LOC),
    1.28%, 10/7/03                                             3,650        3,650
  Kansas State Department of Transportation
    Highway Revenue VRDB, Eagle Series 20001601, (1)
    1.15%, 10/7/03                                             5,975        5,975
  Manhattan VRDB, Series 2003 (AMT),
    Florence Corp. of Kansas Project (Harris Trust &
    Savings Bank LOC),
    1.20%, 10/7/03                                             2,000        2,000
----------------------------------------------------------------------------------
                                                                           17,930
----------------------------------------------------------------------------------
KENTUCKY - 1.9%
  Carroll County Solid Waste Disposal Revenue
    VRDB (AMT), Celotex Corp. (Citibank LOC),
    1.15%, 10/7/03                                             7,890        7,890
  Carroll County Solid Waste Disposal Revenue
    Bonds (AMT), BPB Acquisition Project
    (Citibank LOC),
    1.15%, 10/7/03                                             5,000        5,000
  Clark County Industrial Building Revenue VRDB,
    Series 1996 (AMT), Bluegrass Art Cast Project
    (Bank One LOC),
    1.35%, 10/7/03                                             1,855        1,855
  Fort Mitchell Kentucky League of Cities,
    Series 2002A, Trust Lease Program
    (U.S. Bank LOC),
    1.13%, 10/7/03                                             5,750        5,750
  Franklin County G.O. Refunding Notes, Series 2001
    (Bank One LOC),
    1.17%, 10/7/03                                             5,050        5,050
  Henderson County VRDB, Series 2002B1,
    Kentucky Hospital Association Health Facilities
    (Branch Banking & Trust Co. LOC),
    1.18%, 10/7/03                                            $9,005       $9,005
  Henderson County Revenue Bond,
    Murray-Calloway County Public Hospital Project,
    1.18%, 10/7/03                                             5,250        5,250
  Kentucky Association of Counties TRAN,
    Series 2003,
    2.00%, 6/30/04                                            20,000       20,163
  Kentucky Development Finance Authority Revenue
    Bonds (AMT), Republic Services, Inc. Project
    (Bank of America LOC),
    1.20%, 10/7/03                                             8,500        8,500
  Kentucky Development Finance Authority Revenue
    Bonds, Series 2003 (AMT), Republic Services, Inc.
    Project (Bank One LOC),
    1.20%, 10/7/03                                             6,175        6,175
  Kentucky Housing Corp. Revenue Bonds (AMT),
    Wachovia MERLOTS Series 2000-B9, (1)
    1.20%, 10/7/03                                             8,970        8,970
  Kentucky State Turnpike Economic Development
    Authority VRDN, Morgan Stanley Floating Rate
    Trust Certificates 2000 Series 293
    (AMBAC Insured), (1)
    1.14%, 10/7/03                                             4,070        4,070
----------------------------------------------------------------------------------
                                                                           87,678
----------------------------------------------------------------------------------
LOUISIANA - 1.3%
  Ascension Parish Revenue VRDB (AMT), BASF
    Corp. Project (BASF Corp. Gtd.)
    Series 1995,
    1.30%, 10/1/03                                               300          300
    Series 1997,
    1.30%, 10/1/03                                             6,000        6,000
    Series 1998,
    1.30%, 10/1/03                                             9,200        9,200
  East Baton Rouge Parish Sales & Use Tax Revenue
    Bond, Series 2003ST, Public Improvement
    (MBIA Insured),
    3.00%, 2/1/04                                              3,680        3,703

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  35  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

LOUISIANA - 1.3% - (CONTINUED)
  Jefferson Parish Economic Development Corp.
    VRDB, Series 2000 (AMT), Walle Corp. Project
    (Bank One LOC),
    1.35%, 10/7/03                                            $5,900       $5,900
  Jefferson Parish Home Mortgage Authority Bonds
    (AMT), Merrill Lynch P-Floats Series PT-264, (1)
    1.18%, 10/7/03                                             3,665        3,665
  Jefferson Parish Home Mortgage Authority SFM
    Revenue Bonds (AMT), Wachovia MERLOTS
    Series 2001-A79 (FNMA Gtd.), (1)
    1.20%, 10/7/03                                             4,670        4,670
  Louisiana Housing Finance Agency Mortgage
    Revenue VRDB, Merrill Lynch P-Floats
    Series PT-634 (Colld. by FNMA Securities), (1)
    1.22%, 10/7/03                                             4,995        4,995
  Louisiana Public Facilities Authority Multifamily
    Housing Revenue VRDB, Series 2002,
    Huntington Park Apartments (Colld. by FNMA
    Securities),
    1.18%, 10/7/03                                             4,050        4,050
  Louisiana State Offshore Terminal Authority
    Deepwater Revenue Bonds, Series 2003B,
    (Bank One LOC),
    1.15%, 10/7/03                                             5,700        5,700
  Louisiana State Offshore Terminal Authority
    Deepwater Revenue Bonds, Series 1986,
    First Stage A-Loop, Inc. (SunTrust Bank LOC),
    1.10%, 10/7/03                                            11,050       11,050
----------------------------------------------------------------------------------
                                                                           59,233
----------------------------------------------------------------------------------
MAINE - 0.3%
  Maine State Housing Authority Mortgage
    Purchase VRDB, Series 1998F2 (AMT), (1)
    1.28%, 10/7/03                                             9,995        9,995
  Maine State Turnpike Authority Revenue Bonds,
    Citicorp Eagle Trust Series 200001901 (FGIC Insured), (1)
    1.15%, 10/7/03                                             3,000        3,000
----------------------------------------------------------------------------------
                                                                           12,995
----------------------------------------------------------------------------------
MARYLAND - 1.4%
  Baltimore County Dunfield Townhouses VRDB,
    Series 2003, Roaring Fork Trust Receipts
    (Colld. by GNMA Securities), (1)
    1.23%, 10/7/03                                           $10,025      $10,025
  Howard County VRDB, Series 2002A,
    Vantage Housing Facility (LaSalle Bank LOC),
    1.10%, 10/7/03                                             5,000        5,000
  Maryland Housing Department North Vista
    Apartments VRDB, Series 2003, Roaring Fork
    Trust Receipts (AMBAC Insured), (1)
    1.28%, 10/7/03                                             9,780        9,780
  Maryland State Community Development
    Administration Department of Housing &
    Community Development Revenue Bonds
    (AMT), Wachovia MERLOTS Series 2000, (1)
    1.20%, 10/7/03                                            16,495       16,495
  Maryland State Economic Development Corp.
    Revenue Bonds, Series 2002, Federation of
    American Societies Project (SunTrust Bank LOC),
    1.20%, 10/1/03                                             2,000        2,000
  Maryland State Economic Development Corp.
    Revenue Bonds (AMT), Unisite Design, Inc.
    (Mellon Bank LOC),
    1.40%, 10/7/03                                             2,075        2,075
  Montgomery IDA CP, Series 1996, Exelon Corp.
    Project (Wachovia Bank LOC),
    1.00%, 3/8/04                                              9,000        9,000
  Northeast Maryland Waste Disposal Authority
    Revenue Bonds, Citicorp Eagle Trust
    Series 96C2001 (MBIA Insured), (1)
    1.15%, 10/7/03                                             9,185        9,185
----------------------------------------------------------------------------------
                                                                           63,560
----------------------------------------------------------------------------------
MASSACHUSETTS - 0.2%
  Brockton Housing Development Corp. VRDN,
    Series 1992A, Lehman Floating Rate Trust
    Receipts Series 2002-L48 (FNMA Gtd.), (1)
    1.12%, 10/7/03                                             2,845        2,845

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  36  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

MASSACHUSETTS - 0.2% - (CONTINUED)
  Massachusetts State Development Finance
    Agency VRDN, Series 1999, Waste Management,
    Inc. Project (SunTrust Bank LOC),
    1.20%, 10/7/03                                            $5,500       $5,500
----------------------------------------------------------------------------------
                                                                            8,345
----------------------------------------------------------------------------------
MICHIGAN - 2.4%
  Detroit Sewage Disposal System VRDN,
    Series 2000A, Wachovia MERLOTS
    (FGIC Insured), (1)
    1.15%, 10/7/03                                             6,800        6,800
  Farmington Hills Hospital Finance Authority
    Revenue Bonds, Series 1991, Botsford General
    Hospital (MBIA Insured),
    1.25%, 10/1/03                                             2,750        2,750
  Germantown IDR VRDB, Series 1999 (AMT),
    Great Lakes Packaging Corp. (Marshall & Ilsley
    Bank LOC),
    1.25%, 10/7/03                                             2,090        2,090
  Jackson County Economic Development Corp.
    VRDN, Series 2000 (AMT), Kellog Crankshaft Co.
    Project (Comerica Bank LOC),
    1.25%, 10/7/03                                             4,970        4,970
  Jackson County Economic Development Corp.
    VRDN, Series 1999 (AMT), Production Saw &
    Machine Co. (Comerica Bank LOC),
    1.25%, 10/7/03                                             3,470        3,470
  Jackson County Economic Development Corp.
    VRDN, Series 2001A, Vista Grande Villa
    (LaSalle Bank LOC),
    1.20%, 10/1/03                                             2,000        2,000
  Kentwood Economic Development Corp. VRDB,
    Series 2002, Holland Home Obligated Group
    (LaSalle Bank LOC),
    1.10%, 10/7/03                                             3,500        3,500
  Michigan Municipal Bond Authority Revenue
    Notes, Series 2003B2 (JP Morgan Chase
    Bank LOC),
    2.00%, 8/23/04                                             5,000        5,043
  Michigan State Housing Development Authority
    Revenue VRDB, Series 1999 (AMT), Baldwin
    Villas (Comerica Bank LOC),
    1.25%, 10/7/03                                            $4,890       $4,890
  Michigan State Strategic Fund VRDB, Series 2002
    (AMT), Pioneer Labs, Inc. Project
    (Bank One LOC),
    1.20%, 10/7/03                                             1,400        1,400
  Michigan State Strategic Fund VRDN, Series 2001
    (AMT), Plymouth Packaging Project
    (Comerica Bank LOC),
    1.25%, 10/7/03                                             4,195        4,195
  Michigan State Strategic Fund VRDN,
    Electro-Chemical Finishing Project
    (Bank One LOC),
    1.35%, 10/7/03                                             4,800        4,800
  Michigan State Strategic Fund VRDN, Series 2001
    (AMT), Behr Systems Project (Bank One LOC),
    1.35%, 10/7/03                                             3,400        3,400
  Michigan State Strategic Fund VRDB, Series 2001
    (AMT), Roesler Metal Finishing Project
    (Standard Federal Bank LOC),
    1.31%, 10/7/03                                             5,500        5,500
  Michigan State Strategic Fund VRDN, Series 2001
    (AMT), Advanced Tooling System Project
    (Bank One LOC),
    1.35%, 10/7/03                                             4,010        4,010
  Michigan State Strategic Fund VRDN (AMT),
    Serta Restokraft Mattress Co. Project
    (Comerica Bank LOC),
    1.25%, 10/7/03                                             4,195        4,195
  Michigan State Strategic Fund VRDN,
    Series 1999 (AMT), Great Lakes Metal Stamping
    (Bank One LOC),
    1.35%, 10/7/03                                             2,000        2,000
  Michigan Strategic Fund VRDN, Series 2001 (AMT),
    Mold Masters Co. Project (Bank One LOC),
    1.42%, 10/7/03                                             4,400        4,400

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  37  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

MICHIGAN - 2.4% - (CONTINUED)
  Michigan State Strategic Fund VRDN, Series 1999
    (AMT), Midway Die & Engineering
    (Bank One LOC),
    1.35%, 10/7/03                                            $2,000       $2,000
  Michigan State Strategic Fund Limited Obligation
    VRDN (AMT), Dirksen Screw Co. Project
    (Bank One LOC),
    1.25%, 10/7/03                                             3,000        3,000
  Michigan State Strategic Fund Limited Obligation
    Revenue Bonds, Series 2001A, Detroit
    Symphony Project (Standard Federal Bank LOC),
    1.20%, 10/1/03                                             8,400        8,400
  Michigan State Strategic Fund Limited Obligation
    Revenue Bonds (AMT), Grand Haven Plastics
    Project (Bank One LOC),
    1.35%, 10/7/03                                             4,700        4,700
  Michigan State Strategic Fund Limited Obligation
    Revenue Bonds (AMT), Leader Dogs for the
    Blind Project (Comerica Bank LOC),
    1.10%, 10/7/03                                             3,550        3,550
  Michigan State Strategic Fund Limited Obligation
    Revenue Bonds (AMT), Corlett-Turner Co.
    Project (Comerica Bank LOC),
    1.25%, 10/7/03                                             2,255        2,255
  Michigan State Strategic Fund Limited Obligation
    Revenue Bonds (AMT), Alphi Manufacturing,
    Inc. Project (Bank One LOC),
    1.35%, 10/7/03                                             3,100        3,100
  Michigan State Strategic Fund Limited Obligation
    Revenue Bonds, Series 1998 (AMT), GT USA LLC
    Project (Comerica Bank LOC),
    1.25%, 10/7/03                                             3,290        3,290
  Michigan State Strategic Fund Variable Limited
    Obligation Revenue Bonds (AMT),
    NYX Technologies LLC Project
    (Comerica Bank LOC),
    1.25%, 10/7/03                                             7,050        7,050
  Oakland County Economic Development Corp.
    VRDN, Series 1998 (AMT), Richard Tool & Die
    Corp. Project (Comerica Bank LOC),
    1.25%, 10/7/03                                            $5,410       $5,410
----------------------------------------------------------------------------------
                                                                          112,168
----------------------------------------------------------------------------------
MINNESOTA - 1.2%
  Arden Hills Housing & Healthcare Facilities
    Revenue Bond Presbyterian Homes
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             1,366        1,366
  Dakota County Development Authority VRDB,
    Series 2003, Brentwood Hills Apartments Project
    (LaSalle Bank LOC),
    1.30%, 10/1/03                                             5,000        5,000
  Dakota County Development Agency Single Family
    VRDB (AMT), Merrill Lynch P-Float PT-627
    (AIG Matched Funding GIC), (1)
    1.22%, 10/7/03                                             7,245        7,245
  Duluth Economic Development Authority
    Healthcare Facilities VRDB, Series 1997,
    Miller-Dawn Medical Center Project
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             2,700        2,700
  Eden Prarie VRDB, Series 2003 (AMT), Eden Prarie
    Leased Housing Association Project
    (LaSalle Bank LOC),
    1.25%, 10/7/03                                             7,500        7,500
  Hennepin County Housing and Redevelopment
    Authority VRDB, Series 2001 (AMT), City
    Apartments at Loring Park (U.S. Bank LOC),
    1.20%, 10/7/03                                             2,600        2,600
  Minneapolis VRDB, Series 2000, People Serving
    People Project (U.S. Bank LOC),
    1.25%, 10/1/03                                             4,825        4,825
  Minneapolis Multifamily Housing VRDB,
    Series 2002 (AMT), Second Street Acquisition
    Project (LaSalle Bank LOC),
    1.25%, 10/7/03                                             2,780        2,780
  Minnesota Water PCR VRDB, Series 2002A,
    Wachovia MERLOTS Series 2003-B06, (1)
    1.15%, 10/7/03                                             9,995        9,995

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  38  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

MINNESOTA - 1.2% - (CONTINUED)
  Northfield Multifamily Housing Revenue Bonds,
    Series 2003A, Summerfield
    Investments LLC (LOC),
    1.25%, 10/7/03                                            $1,865       $1,865
  Ramsey County Housing & Redevelopment
    Authority VRDB, Series 2002 (AMT),
    St. Paul Leased Housing Association,
    1.25%, 10/7/03                                             6,950        6,950
  Winona Port Authority IDR VRDB, Series 2001A
    (AMT), Bay State Milling Co. Project
    (Harris Bank & Trust LOC),
    1.20%, 10/7/03                                             1,795        1,795
----------------------------------------------------------------------------------
                                                                           54,621
----------------------------------------------------------------------------------
MISSISSIPPI - 1.0%
  Clairborne County PCR CP, Series 1985G2
    (National Rural Utilities Cooperative Finance
    Co. Gtd.),
    1.05%, 10/7/03                                             7,900        7,900
  Jackson Redevelopment Authority VRDB,
    Jackson Medical Mall Foundation Project
    (Bank One LOC),
    1.15%, 10/7/03                                               400          400
  Mississippi Business Finance Corp. Solid Waste
    Disposal Revenue Bonds,
    Series 2003, Waste Management Inc. Project
    (Fleet National Bank LOC),
    1.20%, 10/7/03                                             5,000        5,000
  Mississippi Home Corp. Multifamily Housing
    Revenue Bonds, Series 2001-2 (AMT),
    Chapel Ridge Apartments (Regions Bank LOC),
    1.26%, 10/7/03                                             6,300        6,300
  Mississippi Home Corp. Single Family Revenue
    VRDB, Series 2001A8 (AMT) (GNMA Gtd.), (1)
    1.20%, 10/7/03                                            12,210       12,210
  Mississippi Home Corp. Single Family Revenue
    VRDB (AMT), Merrill Lynch P-Floats PT-218B
    (Colld. by Mississippi Home Corp.), (1)
    1.18%, 10/7/03                                             4,825        4,825
  Mississippi Home Corp. SFM VRDB, Series 2002C2
    (AMT), Lehman Floating Rate Trust Receipts
    Series 2002L47, (1)
    1.17%, 10/7/03                                            $7,695       $7,695
----------------------------------------------------------------------------------
                                                                           44,330
----------------------------------------------------------------------------------
MISSOURI - 1.2%
  Blue Springs IDA VRDB, Series 2002A, Autumn
    Place Apartments (FNMA Gtd.),
    1.15%, 10/7/03                                             2,250        2,250
  Chesterfield IDA Educational Facilities Revenue
    Bonds, Series 2000, Gateway Academy Inc.
    Project (U.S. Bank LOC),
    1.25%, 10/1/03                                             5,600        5,600
  Curators of the University of Missouri VRDB,
    Series 2001A,
    1.22%, 10/1/03                                               100          100
  Missouri State Development Finance Board
    Infrastructure Facilities VRDB,
    Series 2000C, St. Louis Convention Center
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             3,400        3,400
  Missouri Development Finance Board Lease
    Revenue Bond, Series 2003, Missouri
    Association Municipal Utilites (U.S. Bank LOC),
    1.25%, 10/1/03                                             7,200        7,200
  Missouri State Health & Education Authority
    Revenue Bonds, Lutheran Senior Services,
    1.15%, 10/7/03                                             4,300        4,300
  Missouri Health & Educational Facilities VRDB,
    Series 2002A, Christian Brothers (U.S. Bank LOC),
    1.25%, 10/1/03                                               800          800
  Missouri Health & Educational Facilities VRDB,
    Series 1999, Drury College Project
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             7,555        7,555
  Missouri Housing Development Community SFM
    Revenue Bonds (AMT), Wachovia MERLOTS
    Series 2001-A81 (Colld. by U.S. Government
    Securities), (1)
    1.20%, 10/7/03                                             4,250        4,250

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  39  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

MISSOURI - 1.2% - (CONTINUED)
  Missouri Housing Development Community
    Mortgage Revenue Bonds, Series 1994A (AMT),
    Merrill Lynch P-Floats PA-116, (1)
    1.22%, 10/7/03                                            $1,175       $1,175
  Missouri State Housing Development Commission
    Revenue VRDN (AMT), Merrill Lynch
    P-Floats PT-460 (GNMA Gtd.), (1)
    1.18%, 10/7/03                                             6,860        6,860
  St. Louis City IDA VRDB, Series 1995 (AMT),
    Whispering Lakes Apartment Project
    (Colld. by FNMA Securities),
    1.18%, 10/7/03                                             7,435        7,435
  St. Louis City IDA VRDB, Series 1997 (AMT),
    Black Forest Apartment Project (Colld. by FNMA
    Securities),
    1.18%, 10/7/03                                             4,000        4,000
----------------------------------------------------------------------------------
                                                                           54,925
----------------------------------------------------------------------------------
MONTANA - 0.1%
  Montana Board of Housing Single Family Revenue
    Bonds (AMT), Wachovia MERLOTS 02-19A, (1)
    1.20%, 10/7/03                                             3,155        3,155
----------------------------------------------------------------------------------
NEBRASKA - 0.7%
  Lincoln Electric System CP, Series 1995,
    0.92%, 10/7/03                                            15,223       15,223
  Lincoln Electric System VRDB, Series 2001,
    Wachovia MERLOTS Series 2003-B01, (1)
    1.15%, 10/7/03                                            11,335       11,335
  Nebraska Investment Finance Authority Revenue
    Bonds, Series 2000E (AMT) (GNMA Gtd.), (1)
    1.20%, 10/7/03                                             2,065        2,065
  Nebraska Investment Finance Authority Single
    Family Housing Revenue Bonds (AMT),
    Wachovia MERLOTS Series 2001-A12
    (Colld. by FNMA Securities), (1)
    1.20%, 10/7/03                                             1,505        1,505
----------------------------------------------------------------------------------
                                                                           30,128
----------------------------------------------------------------------------------
NEVADA - 0.6%
  Clark County IDA VRDB, Series 2003A,
    Southwest Gas Corp. Project (Fleet National
    Bank LOC),
    1.20%, 10/7/03                                           $12,250      $12,250
  Clark County Schools Revenue Bonds,
    Citicorp Eagle Trust Series 982801
    (FSA Corp. Insured),
    1.15%, 10/7/03                                             4,800        4,800
  Nevada Housing SFM Revenue Bonds (AMT),
    Wachovia MERLOTS Series 2000-A7, (1)
    1.20%, 10/7/03                                             3,680        3,680
  Nevada State VRDB, Series 1997SGB31
    (FGIC Insured), (1)
    1.15%, 10/7/03                                             9,100        9,100
----------------------------------------------------------------------------------
                                                                           29,830
----------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.4%
  New Hampshire Health & Education Facilities
    Authority Revenue Bonds, Bishop Guertin High
    School (Allied Irish Bank LOC),
    1.12%, 10/7/03                                             6,200        6,200
  New Hampshire Housing Finance Authority SFM
    Bonds (AMT), Wachovia MERLOTS
    Series 2001-A82, (1)
    1.20%, 10/7/03                                             2,780        2,780
  New Hampshire PCR Multi-Modal CP, Series 1990A,
    New England Power Co. Project (New England
    Power Co. Gtd.),
    1.10%, 2/10/04                                            10,000       10,000
----------------------------------------------------------------------------------
                                                                           18,980
----------------------------------------------------------------------------------
NEW JERSEY - 0.1%
  New Jersey Housing & Mortgage Finance Agency,
    Series 2003EE, Home Buyer (MBIA Insured),
    1.10%, 4/1/04                                              7,000        7,000
----------------------------------------------------------------------------------
NEW MEXICO - 0.5%
  Hurley Pollution Control Revenue Bond,
    Series 1985, Kennecott Santa Fe (BP PLC LOC),
    1.20%, 10/1/03                                             4,700        4,700
  New Mexico Educational Assistance Foundation
    Revenue Bonds (AMT), Wachovia MERLOTS
    Series 2002-A26, (1)
    1.20%, 10/7/03                                             9,175        9,175

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  40  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

NEW MEXICO - 0.5% - (CONTINUED)
  New Mexico SFM Finance Authority VRDB,
    Series 2002 (AMT),Merrill Lynch P-Floats PT-646
    (Colld. by AIG Matched Funding), (1)
    1.22%, 10/7/03                                            $1,630       $1,630
  New Mexico SFM Finance Authority VRDN,
    Series 2001A9, Wachovia TOB (Colld. by FNMA
    Securities), (1)
    1.20%, 10/7/03                                             2,365        2,365
  New Mexico SFM Finance Authority VRDN,
    Series B2(AMT), Merrill Lynch P-Floats PT-196
    (Colld. by GNMA Securities), (1)
    1.18%, 10/7/03                                             3,815        3,815
  New Mexico SFM Finance Authority VRDB (AMT),
    Merrill Lynch P-Floats PT-836 (AIG Matched
    Funding Insured), (1)
    1.22%, 10/7/03                                             2,120        2,120
---------------------------------------------------------------------------------
                                                                           23,805
---------------------------------------------------------------------------------
NEW YORK - 4.0%
  New York State Mortgage Agency Revenue Bonds,
    Series 2002-33B (AMT),
    1.13%, 4/2/04                                             14,210       14,210
  Port Authority Revenue Notes (AMT), Series 2003,
    1.15%, 12/15/03                                          100,000      100,007
  Uster County BAN,
    Series 2003,
    1.75, 6/11/04                                              6,500        6,533
  New York State Tollway Authority General
    Revenue Notes,
    1.13%, 3/25/04                                            65,000       65,008
---------------------------------------------------------------------------------
                                                                          185,758
---------------------------------------------------------------------------------
NORTH CAROLINA - 1.5%
  Albemarle Hospital Authority Revenue Bonds,
    Series 2000, Healthcare Facility (Wachovia
    Bank LOC),
    1.05%, 10/7/03                                             6,400        6,400
  Buncombe County G.O. Bonds, Series 2002B,
    1.12%, 10/7/03                                             2,400        2,400
  Capital Region Airport Commission Passenger
    Facilities Charges Revenue VRDB (AMT)
    (Wachovia Bank LOC),
    1.20%, 10/7/03                                            $3,140       $3,140
  Catawba County IDR PCR Bonds, Series 1996
    (AMT), Hooker Furniture Corp. Project (Bank of
    America LOC),
    1.20%, 10/7/03                                             6,400        6,400
  Columbus County Industrial Facilities PCR VRDB,
    Series 1998 (AMT), Conflandey, Inc. Project
    (Banque Nationale de Paris LOC),
    1.25%, 10/7/03                                             2,400        2,400
  Greenville G.O. Bonds, Series 2003,
    2.00%, 3/1/04                                              1,585        1,591
  Mecklenburg County IDR PCR VRDB, Series 1996
    (AMT), SteriGenics International Project (Bank
    One LOC),
    1.15%, 10/7/03                                             1,700        1,700
  North Carolina Medical Care VRDB,
    Wachovia MERLOTS Series 2001-A39
    (GNMA Gtd.), (1)
    1.15%, 10/7/03                                             4,980        4,980
  North Carolina Medical Care VRDB, Series 2002,
    Southminster (Wachovia Bank LOC),
    1.05%, 10/7/03                                             7,800        7,800
  North Carolina Medical Care Community Hospital
    VRDN, Series 1998, Park Ridge Hospital Project
    (SunTrust Bank LOC),
    1.08%, 10/7/03                                             5,100        5,100
  Sampson County Industry Facilities Pollution
    Control Financing, Series 2003, Samson County
    Disposal LLC Project (Wachovia Bank LOC),
    1.15%, 10/7/03                                             3,500        3,500
  Union County IDR Bonds, Series 2000 (AMT),
    C&M No. 1 Investment Partnership Project
    (Bank of America LOC),
    1.20%, 10/7/03                                             2,500        2,500

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  41  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

NORTH CAROLINA - 1.5% - (CONTINUED)
  Wake County Public Improvement Revenue
    Bonds,
    Series 2003B,
    1.75%, 4/1/04                                             $8,000       $8,051
    Series 2003C,
    1.75%, 4/1/04                                             16,000       16,052
---------------------------------------------------------------------------------
                                                                           72,014
---------------------------------------------------------------------------------
NORTH DAKOTA - 0.3%
  North Dakota State Housing Finance Agency
    Revenue Bonds (AMT), Merrill Lynch
    P-Floats PT-1189, (1)
    1.18%, 10/7/03                                             3,155        3,155
  Oliver County PCR VRDB, Wachovia MERLOTS
    Series 2003-B07 (AMBAC Insured), (1)
    1.15%, 10/7/03                                             5,995        5,995
  Ward County Health Care Facilities VRDB,
    Series 2002A, Trinity Obligation Group
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             4,100        4,100
---------------------------------------------------------------------------------
                                                                           13,250
---------------------------------------------------------------------------------
OHIO - 2.2%
  Clinton County Hospital Revenue VRDB,
    Series 2003A1, HB Magruder Memorial Hospital
    Project (Fifth Third Bank LOC),
    1.18%, 10/7/03                                             4,700        4,700
  Clinton County Hospital Revenue VRDB,
    Series 2002A1, Memorial Hospital Project
    (Fifth Third Bank LOC), 1.18%, 10/7/03                     1,215        1,215
  Clinton County Hospital Revenue VRDB, Ohio
    Hospital Capital, Inc. (Fifth Third Bank LOC),
    1.18%, 10/7/03                                             2,710        2,710
    1.38%, 10/7/03                                             1,790        1,790
  Franklin County Hospital Revenue Bonds,
    Series 2001 II-R-55, Citigroup ROC, (1)
    1.15%, 10/7/03                                            10,500       10,500
  Ohio State GO, Citigroup ROCS Series RR II R 4037, (1)
    1.15%, 10/7/03                                             7,610        7,610
  Ohio State Higher Education Facilities VRDB,
    Kenyon College 1999 Project,
    1.15%, 10/7/03                                              $300         $300
  Ohio State Solid Waste Revenue Bonds,
    Series 2003 (AMT), Republic Services, Inc.
    Project (Bank One LOC),
    1.20%, 10/7/03                                             3,500        3,500
  State of Ohio PCR Bonds (AMT), Ross Incineration
    Services Project (Bank One LOC),
    1.42%, 10/7/03                                             1,195        1,195
  Student Loan Funding Corp. Senior Revenue
    Refunding Bonds (AMT), (Colld. by SLMA),
    Series 1998A1,
    1.15%, 10/7/03                                            42,400       42,400
    Series 1998A2,
    1.15%, 10/7/03                                             9,700        9,700
  Summit County IDR Bonds (AMT), Arch
    Aluminum & Glass Co., Inc. (Comerica Bank LOC),
    1.25%, 10/7/03                                             4,000        4,000
  Toledo City Services Special Assessment Notes,
    Series 2003,
    1.15%, 10/7/03                                             3,900        3,900
  Toledo School District G.O., Series 2003, School
    Facilities Improvement (FSA Corp. Insured),
    2.00%, 12/1/03                                             8,300        8,312
---------------------------------------------------------------------------------
                                                                          101,832
---------------------------------------------------------------------------------
OKLAHOMA - 1.8%
  Broken Bow Economic Development VRDB,
    Series 2003A (AMT), Solid Waste Huber Project
    (SunTrust Bank LOC),
    1.20%, 10/7/03                                             5,000        5,000
  Edmond Economic Development Authority Student
    Housing Revenue VRDB, Series 2001A
    (Wachovia Bank LOC),
    1.12%, 10/7/03                                             1,600        1,600
  Garfield County Industrial Authority Revenue
    Bonds, Series A, Oklahoma Gas and Electric Co.
    Project,
    1.45%, 10/7/03                                            22,300       22,300

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  42  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                             PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

OKLAHOMA - 1.8% - (CONTINUED)
  Oklahoma HFA SFM Revenue VRDB, Series 1996B
    (AMT), Merrill Lynch P-Floats PT-78, (1)
    1.22%, 10/7/03                                            $1,055       $1,055
  Oklahoma HFA SFM Revenue VRDB, Series 2000D2
    (AMT), Merrill Lynch P-Floats PT-462, Home
    Ownership Loan Program (GNMA Gtd.), (1)
    1.18%, 10/7/03                                             3,250        3,250
  Oklahoma Water Resources Board State Loan
    Program Revenue Bonds,
    Series 1994A,
    0.87%, 4/15/04                                             9,000        9,000
    Series 2001,
    1.10%, 10/1/03                                            19,000       19,000
  Tulsa Airports Improvement Variable Rate
    Certificates (MBIA Insured), (1)
    Series B1 (AMT),
    1.28%, 10/7/03                                             6,495        6,495
    Series B2,
    1.23%, 10/7/03                                            14,190       14,190
---------------------------------------------------------------------------------
                                                                           81,890
---------------------------------------------------------------------------------
OREGON - 1.4%
  Metropolitan Service District VRDN (AMT),
    Riedel Compost Waste Disposal (U.S. Bank LOC),
    1.20%, 10/7/03                                             1,100        1,100
  Oregon Economic Development Revenue VRDB,
    Series 176 (AMT), Cascade Steel Rolling Mills
    Project (Wells Fargo Bank LOC),
    1.20%, 10/7/03                                             7,700        7,700
  Oregon Health Housing Education & Cultural
    Facilities Authority VRDB, Evangelical Lutheran
    Good Samaritan (U.S. Bank LOC),
    1.15%, 10/7/03                                             3,300        3,300
  Oregon Housing and Community Services
    Department Revenue Bonds, Series 2002Q
    (AMT), SFM Program,
    1.35%, 12/23/03                                           24,475       24,475
  Oregon State Facilities Authority VRDB,
    Series 2002A, Hazelden Springbrook Project
    (Allied Irish Bank LOC),
    1.15%, 10/7/03                                             3,700        3,700
  State of Oregon Revenue VRDN, Series 181 (AMT),
    Oregon Metal Slitters, Inc. (KeyBank LOC),
    1.15%, 10/7/03                                            $6,250       $6,250
  Washington County Multifamily Housing VRDB,
    Series 1995 (AMT), Cedar Mills Project
    (Manufacturers & Traders Bank LOC),
    1.30%, 10/7/03                                            16,900       16,900
---------------------------------------------------------------------------------
                                                                           63,425
---------------------------------------------------------------------------------
PENNSYLVANIA - 0.9%
  Allegheny County Hospital Development Authority,
    Series 1988B2, Presbyterian University Hospital
    (Bank One LOC),
    1.15%, 10/7/03                                             1,125        1,125
  Beaver County IDA Environmental VRDB,
    Series 1997 (AMT), BASF Corp. Project
    (BASF Corp. Gtd.),
    1.30%, 10/1/03                                            10,800       10,800
  Delaware Valley Regional Financing Authority
    Local Government Revenue VRDN, Merrill Lynch
    P-Floats PT-152 (AMBAC Insured), (1)
    1.14%, 10/7/03                                             9,305        9,305
  Pennsylvania Higher Education Assistance
    Agency Bonds (AMT), Student Loan Revenue
    Bonds (AMBAC Insured),
    Series 2000A,
    1.15%, 10/7/03                                             7,000        7,000
    Series 2003A1
    1.15%, 10/7/03                                             5,000        5,000
  Philadelphia Hospitals & Higher Education
    Facilities VRDN, Series 1998B, Jefferson Health
    System (Jefferson Health System Gtd.),
    1.10%, 3/26/04                                            10,000       10,000
---------------------------------------------------------------------------------
                                                                           43,230
---------------------------------------------------------------------------------
RHODE ISLAND - 0.5%
  Rhode Island Housing & Mortgage Finance Corp.
    Homeowner Opportunity Notes, Series 2001-37
    (AMT),
    4.00%, 12/22/03                                            3,000        3,018
  Rhode Island Housing & Mortgage Finance Corp.
    Revenue Bonds (AMT), Wachovia MERLOTS
    Series 2001-A31, (1)
    1.20%, 10/7/03                                             2,945        2,945

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  43  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

RHODE ISLAND - 0.5% - (CONTINUED)
  Rhode Island Student Loan Authority VRDB,
    Series 1996-3 (AMT), Student Loan Program
    (State Street Bank & Trust LOC),
    1.15%, 10/7/03                                           $20,400      $20,400
---------------------------------------------------------------------------------
                                                                           26,363
---------------------------------------------------------------------------------
SOUTH CAROLINA - 0.8%
  Cherokee County IDR VRDB, Series 1989 (AMT),
    Oshkosh Truck Corp. Project
    (Bank of America LOC),
    1.25%, 10/7/03                                             5,600        5,600
  South Carolina Jobs Economic Development
    Authority Revenue VRDB, Series 2000 (AMT),
    Concept Packaging Group Project
    (Bank of America LOC),
    1.25%, 10/7/03                                             1,100        1,100
  South Carolina Jobs Economic Development
    Authority Revenue VRDB,
    Series 2000 (AMT), Giant Cement Holding Inc.
    (Citibank LOC),
    1.12%, 10/7/03                                            11,250       11,250
  South Carolina Jobs Economic Development
    Authority Revenue VRDB, Series 2001 (AMT),
    Pharmaceutical Association Project
    (Wachovia Bank LOC),
    1.20%, 10/7/03                                             3,450        3,450
  South Carolina Jobs Economic Development
    Authority Revenue VRDB,
    Series 2000, Republic Services of South Carolina
    LLC Project (SunTrust Bank LOC),
    1.20%, 10/7/03                                             4,000        4,000
  South Carolina Public Service Authority Revenue
    Promissory Notes, Series 1998,
    0.90%, 10/15/03                                           10,000       10,000
---------------------------------------------------------------------------------
                                                                           35,400
---------------------------------------------------------------------------------
SOUTH DAKOTA - 0.4%
  Lower Brule Sioux Tribe G.O. VRDB, Series 1999,
    Tribal Purposes (Wells Fargo Bank LOC),
    1.15%, 10/7/03                                             1,230        1,230
  South Dakota Economic Development Finance
    Authority Revenue VRDB, Series 1996 (AMT),
    Hastings Filters, Inc. Project (Harris Trust &
    Savings Bank LOC),
    1.15%, 10/7/03                                            $3,700       $3,700
  South Dakota Housing Development Authority
    VRDB, Series 2003C2 (AMT),
    Merrill Lynch P-Floats PT-837, (FGIC Insured), (1)
    1.22%, 10/7/03                                             3,400        3,400
  South Dakota Housing Development Authority
    VRDB, Series 2003-11 (AMT), State Street
    Clipper Trust, (1)
    1.23%, 10/7/03                                             9,955        9,955
---------------------------------------------------------------------------------
                                                                           18,285
---------------------------------------------------------------------------------
TENNESSEE - 3.3%
  Chattanooga Industrial Development Board Lease
    Rent Revenue Bonds, Citicorp Eagle Trust
    Series 20004202 (AMBAC Insured), (1)
    1.15%, 10/7/03                                             6,000        6,000
  Chattanooga City, Tennessee 21st Century Revenue
    Bonds, ABN AMRO MuniTops Certificates
    Series 2002-25 (MBIA Insured), (1)
    1.05%, 1/21/04                                             7,685        7,685
  Clarksville Public Building Authority Revenue
    Bonds, Series 2001, City of Jackson Loan
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                             6,620        6,620
  Gordon County Hospital Authority VRDB,
    Series 1996A, Adventist Health System Sunbelt
    (SunTrust Bank LOC),
    1.23%, 10/7/03                                               800          800
  Jackson City Industrial Development Board Waste
    Facilities VRDB, Series 1995 (AMT), Florida
    Steel Corp. Project (Bank of America LOC),
    1.20%, 10/7/03                                             6,000        6,000
  Jefferson City Health & Education Facilities
    Board VRDB, Series 2000, Carson-Newman
    College Project (SunTrust Bank LOC),
    1.10%, 10/7/03                                             9,000        9,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  44  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

TENNESSEE - 3.3% - (CONTINUED)
  Loudon IDR VRDB, Series 2002 (AMT), Continental
    Carbonic Products (Bank One LOC),
    1.37%, 10/7/03                                            $3,500       $3,500
  Memphis-Shelby County Airport Authority
    Revenue VRDB, Series 1999C (AMT), First Union
    MERLOTS (AMBAC Insured), (1)
    1.20%, 10/7/03                                            14,815       14,815
  Metropolitan Government Nashville & Davidson
    Counties Revenue Bonds,
    Series 2001B1 (Ascension Health Gtd.),
    1.00%, 8/03/04                                             8,000        8,000
    Series 2001B2 (Ascension Health Gtd.),
    1.25%, 1/5/04                                             14,000       14,000
  Metropolitan Government Nashville & Davidson
    Counties Revenue Bonds, Series 1985A,
    Vanderbilt University (Vanderbilt University Gtd.),
    1.15%, 1/15/04                                             8,000        8,000
  Metropolitan Government Nashville & Davidson
    Counties Electric Revenue Bonds, Citicorp Eagle
    Trust Series 984201, (1)
    1.15%, 10/7/03                                            19,375       19,375
  Metropolitan Nashville Airport Authority Revenues
    Bonds, Series 2003, Passenger Facility Charge
    (SunTrust Bank LOC),
    1.20%, 10/7/03                                             8,020        8,020
  Nashville & Davidson Counties Housing Revenue
    VRDB, Series 1995A (AMT), Old Hickory Towers
    Project (FHLB LOC),
    1.14%, 10/7/03                                             1,700        1,700
  Metropolitan Nashville & Nashville Health &
    Education Service VRDB, Series 1996A,
    Adventist Health System (SunTrust Bank LOC),
    1.10%, 10/7/03                                             8,710        8,710
  Rutherford County Industrial Development Board
    VRDB, Series 1999A (AMT), Tennessee Farmers
    Co-Op Project (Amsouth Bank of
    Birmingham LOC),
    1.28%, 10/7/03                                             2,125        2,125
  Sevier County Public Building Authority Local
    Government Public Improvement VRDB,
    Series 2001 IV-H-3(AMBAC Insured),
    1.25%, 10/1/03                                            $3,000       $3,000
  Shelby County G.O. VRDB, Series 1999A,
    1.10%, 10/7/03                                             2,480        2,480
  Shelby County Health, Educational and Housing
    Facilities Board VRDB, Memphis Universtiy
    School Project (SunTrust Bank LOC),
    1.12%, 10/7/03                                             5,300        5,300
  Shelby County Health, Educational and Housing
    Facilities Board VRDB, Series 2001, Youth
    Villages (Allied Irish Bank LOC),
    1.13%, 10/7/03                                             1,700        1,700
  Sumner County Health, Educational and Housing
    Facilities Board VRDB, Series 1999A, Hospital
    Alliance of Tennessee Pooled Program
    (Transamerica Life & Annuity Gtd.),
    1.23%, 10/7/03                                             2,300        2,300
  Tennessee Local Development Authority State
    Loan Programs Revenue BAN, Series 2003,
    2.00%, 6/7/04                                             15,000       15,104
---------------------------------------------------------------------------------
                                                                          154,234
---------------------------------------------------------------------------------
TEXAS - 14.5%
  Aldine Independent School District G.O. Refunding
    VRDB, Soc Gen Municipal Securities Trust Receipts
    Series 1997 SGB29 (PSF of Texas Gtd.), (1)
    1.15%, 10/7/03                                             8,950        8,950
  Angelina & Neches River Authority Solid Waste
    Disposal Facilities Revenue Bonds, Series 1984,
    TEEC, Inc. Project (Bank of America LOC),
    1.20%, 10/1/03                                             1,400        1,400
  Austin Water and Wastewater System Revenue
    Bonds, Wachovia MERLOTS Series 2000LLL
    (MBIA Insured), (1)
    1.15%, 10/7/03                                             7,485        7,485
  Austin Water and Wastewater System Revenue
    Bonds, Series 2003, Wachovia MERLOTS
    Series 2003-B27 (MBIA Insured), (1)
    1.15%, 10/7/03                                            10,000       10,000

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  45  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

TEXAS - 14.5% - (CONTINUED)
  Bastrop Independent School District VRDN,
    Series 1997, Soc Gen Municipal Securities Trust Receipts
    Series SGB37 (PSF of Texas Gtd.), (1)
    1.15%, 10/7/03                                           $18,870      $18,870
  Brazos River Harbor Naval District VRDB,
    Series 1996 (AMT), BASF Corp. Project
    (BASF Corp. Gtd.),
    1.30%, 10/1/03                                            25,000       25,000
  Brazos River Harbor Naval District VRDB,
    Series 2002 (AMT), BASF Corp. Project
    (BASF Corp. Gtd.),
    1.30%, 10/7/03                                             1,100        1,100
  Brazos River Texas Naval District Brazoria County
    VRDB (AMT), BASF Corp. Project
    (BASF Corp. Gtd.),
    1.30%, 10/1/03                                            15,000       15,000
  Calhoun County Naval IDA VRDN (AMT), Formosa
    Plastics Corp. (Bank of America LOC),
    1.15%, 10/7/03                                            16,800       16,800
  Calhoun County Naval IDA Port Revenue VRDB,
    Series 1998 (AMT) (BP PLC Gtd.),
    1.30%, 10/1/03                                            26,500       26,500
  Carrollton Farmers Branch Independent School
    District VRDB, Citigroup ROC II-R,
    Series 107 (PSF of Texas Gtd.), (1)
    1.15%, 10/7/03                                             6,505        6,505
  Comal Independent School District VRDB,
    ABN AMRO MuniTops Certificates Series 1999-9
    (PSF of Texas Gtd.), (1)
    1.18%, 10/7/03                                             1,800        1,800
  Conroe Independent School District G.O. Bonds,
    ABN AMRO MuniTops Certificates Series 2002-1
    (PSF of Texas Gtd.), (1)
    1.75%, 10/8/03                                             9,995        9,995
  Cypress-Fairbanks Independent School District
    VRDB, Citicorp Eagle Trust Series 20004304
    (PSF of Texas Gtd.), (1)
    1.15%, 10/7/03                                             7,640        7,640
  Cypress-Fairbanks Independent School District
    VRDB, Series 2003, Citigroup ROCS
    Series RR II R 4030 (PSF of Texas Gtd.), (1)
    1.15%, 10/7/03                                            $4,000       $4,000
  Dallas Fort Worth Airport VRDB, Series 1999 (AMT),
    Flight Safety Project (OBH, Inc. Gtd.),
    1.13%, 10/7/03                                            10,000       10,000
  Dallas Fort Worth International Airport Revenue
    VRDB, Series 2001A (AMT), Wachovia MERLOTS
    Series 2002-A13 (FGIC Insured), (1)
    1.20%, 10/7/03                                            10,135       10,135
  Dallas Fort Worth International Airport Revenue
    VRDB, Series 2001A1 (AMT)
    (Bank of America LOC),
    1.20%, 10/7/03                                             6,080        6,080
  Dallas Fort Worth Regional Airport Revenue
    Refunding Bonds, Series 1995, SocGen
    Municipal Trust SGB5 (FGIC Insured), (1)
    1.15%, 10/7/03                                            13,310       13,310
  Dallas G.O. Refunding VRDB, Series 1998,
    Morgan Stanley Floating Rate Trust Certificates,
    Series 93, (1)
    1.14%, 10/7/03                                             7,900        7,900
  El Paso Housing Finance Corp. SFM Revenue
    VRDB, Series 2001E, (1)
    1.16%, 10/7/03                                             8,995        8,995
  El Paso City Housing Financing Corp. Housing
    Revenue Bonds, Series 1993 (AMT), Viva
    Apartments Project (General Electric Capital
    Corp. LOC),
    1.25%, 10/7/03                                             3,500        3,500
  Galveston County Housing Finance Corp.
    SFM VRDN (AMT), Merrill Lynch P-Floats
    Series PT-205 (Colld. by GNMA Securities), (1)
    1.18%, 10/7/03                                             4,655        4,655
  Greater Texas Student Loan Corp. Revenue Bonds,
    Series A (AMT) (SLMA LOC),
    1.11%, 10/7/03                                             3,150        3,150

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  46  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

TEXAS - 14.5% - (CONTINUED)
  Gulf Coast Waste Disposal Authority Revenue
    Bonds, Series 1999 (AMT), Air Products &
    Chemicals Project (Air Products &
    Chemicals Gtd.),
    1.26%, 10/7/03                                            $7,000       $7,000
  Gulf Coast Waste Disposal Authority Revenue
    Bonds, Series 2002 (AMT), Waste Corp. of Texas
    Project (Wells Fargo Bank LOC),
    1.15%, 10/1/03                                             2,650        2,650
  Haltom Industrial Development Corp. Revenue
    Bonds, Series 1995, Molded Products Co. Project
    (Bank of America LOC),
    1.18%, 10/7/03                                             2,400        2,400
  Harris County Health Facilities Development Corp.
    Revenue Bonds, Series 2002, Methodist Hospital,
    1.25%, 10/1/03                                             7,000        7,000
  Harris County Health Facilities Development Corp.
    Revenue Bonds, Wachovia MERLOTS Series 2001-A87
    (United States Treasuries Escrowed), (1)
    1.15%, 10/7/03                                             2,880        2,880
  Harris County Senior Lien Toll Road VRDB,
    Series 2002, Wachovia MERLOTS Series 2003-B16
    (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                            13,000       13,000
  Harris County Development Corp. IDR VRDB,
    Series 2000 (AMT), North American Galvanizing
    (Bank One LOC),
    1.35%, 10/7/03                                             3,825        3,825
  Harris County IDA Solid Waste Disposal VRDB
    (AMT), Deer Park Refining,
    1.29%, 10/1/03                                             4,000        4,000
  Harris County Toll Road Unlimited Tax Subordinate
    Lien Revenue VRDN, Series CR138 (Colld. by U.S.
    Government Securities), (1)
    1.15%, 10/7/03                                            11,880       11,880
  Keller Independent School District VRDB,
    ABN AMRO MuniTops 2001-26
    (PSF of Texas Gtd.), (1)
    1.18%, 10/7/03                                             6,500        6,500
  La Marque Independent School District,
    Series 2003, Citigroup ROC 1058
    (PSF of Texas Gtd.), (1)
    1.15%, 10/7/03                                            $8,245       $8,245
  Leander Independent School District Revenue
    Bonds, ABN AMRO MuniTops Series 2002-16
    (PSF of Texas Gtd.), (1)
    1.18%, 10/7/03                                             5,500        5,500
  Lower Colorado River Authority CP, Series A,
    0.92%, 10/9/03                                             3,000        3,000
  Northside Independent School District School
    Building Bonds, Series 2003 (PSF of Texas Gtd.),
    1.02%, 6/15/04                                             8,300        8,296
  Nueces River Authority Water Supply VRDN,
    Eagle Trust Series 97430, Corpus Christi Lake
    Project (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                            16,600       16,600
  Plano Health Facilities Development Corp. VRDB,
    Series 2000, YMCA of Metro Dallas Project
    (Bank One LOC),
    1.25%, 10/7/03                                            12,325       12,325
  Port Arthur Navigation District Industrial
    Development VRDB (AMT), Air Products &
    Chemicals, Inc. (Air Products & Chemicals,
    Inc. Gtd.),
    1.26%, 10/7/03                                            17,500       17,500
  Port Arthur Navigation District Revenue VRDN,
    Series 1998 (AMT), BASF Corp. Project
    (BASF Corp. Gtd.),
    1.30%, 10/1/03                                             5,000        5,000
  Richmond Higher Education Corp. VRDB,
    Series 2003A, Bayou University Project
    (AMBAC Insured),
    1.15%, 10/7/03                                             6,500        6,500
  Sabine River Authority PCR Bonds, Clipper Trust
    Series 2001-2 (MBIA Insured), (1)
    1.20%, 3/11/04                                             9,995        9,995
  San Antonio Independent School District Revenue
    Bonds, Series 2001B, ABN AMRO MuniTops
    2001-29 (PSF of Texas Gtd.), (1)
    1.20%, 4/1/04                                             19,995       19,995

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  47  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

TEXAS - 14.5% - (CONTINUED)
  San Antonio Multifamily Housing Revenue Bond,
    Series 2002 (AMT), Roaring Fork Series 2002-10
    (Caisse des Depots et Consignati GIC), (1)
    1.28%, 10/7/03                                            $7,330       $7,330
  Splendora Higher Education Facilities VRDB,
    Series 2001A, Fort Bend Baptist Academy
    (Wells Fargo Bank LOC),
    1.15%, 10/1/03                                             3,710        3,710
  State of Texas TRAN, Series 2003,
    2.00%, 8/31/04                                           175,200      176,537
  Tarrant County Health Facility Authority VRDB,
    Series 1996A,
    Adventist Health System Sunbelt
    (SunTrust Bank LOC),
    1.10%, 10/7/03                                            11,845       11,845
  Tarrant County Housing Finance Corp. Multifamily
    VRDB, Merrill Lynch P-Floats Series PT-473
    (FHLMC Gtd.), (1)
    1.14%, 10/7/03                                             5,755        5,755
  Texas A&M University System Board of Regents
    Permanent University Fund Flex Notes,
    Series 2002 (Texas A&M Permanent
    University Gtd.),
    0.93%, 1/13/04                                            10,000       10,000
  Texas A&M University System Revenue Financing
    System CP Notes, Series 2001
    (Texas A&M University Gtd.),
    0.95%, 1/22/04                                             5,000        5,000
  Texas A&M University Financing System Revenue Bonds,
    Series 300, Morgan Stanley Floating Rate Trust
    Certificates 2000, (1)
    1.14%, 10/7/03                                             4,015        4,015
  Texas City Industrial Development Corp. VRDB,
    Wachovia MERLOTS Series 2000-A34,
    Arco Pipeline Project (BP PLC Gtd.), (1)
    1.15%, 10/7/03                                             3,955        3,955
  Texas State Department of Housing & Community
    Affairs VRDB, Series 2002A (AMT), Wachovia
    MERLOTS Series 2003-A08, (1)
    1.20%, 10/7/03                                             4,925        4,925
  Texas State Department of Housing & Community
    Affairs SFM VRDB (AMT), Merrill Lynch P-Floats
    PA-128 (MBIA Insured), (1)
    1.18%, 10/7/03                                              $681         $681
  Texas State Department Housing and Community
    Affairs VRDB, Merrill Lynch P-Floats PT-1868
    (Merrill Lynch & Co.,Inc.Gtd.), (1)
    1.27%, 10/7/03                                             3,975        3,975
  Texas State Department Housing and Community
    Affairs Residential Mortgage Revenue Bonds
    (AMT), Merrill Lynch P-Floats PT-1192
    (Colld. by GNMA Securities), (1)
    1.18%, 10/7/03                                             1,855        1,855
  Texas State Department Housing and Community
    Affairs Residential Mortgage Revenue Bonds,
    Series B (AMT), State Street Clipper Trust 2001-1, (1)
    1.25%, 3/11/04                                             9,689        9,689
  Texas State Department of Housing & Community
    Affairs VRDB, Series 1996D (AMT), Wachovia
    MERLOTS Series 2002-A58 (MBIA Insured), (1)
    1.20%, 10/7/03                                             4,425        4,425
  Texas University VRDB, Series 2003B, Wachovia
    MERLOTS Series 2003-B14, (1)
    1.13%, 10/7/03                                             7,820        7,820
  Texas Veterans Housing Assistance G.O. VRDB
    (AMT), Merrill Lynch P-Floats Series PT-524, (1)
    1.18%, 10/7/03                                             6,400        6,400
  Texas Veterans Housing Assistance Fund II G.O.
    Bonds, Series 1999B (AMT), Merrill Lynch
    P-Floats PT-453, (1)
    1.18%, 10/7/03                                             2,730        2,730
---------------------------------------------------------------------------------
                                                                          673,508
---------------------------------------------------------------------------------
UTAH - 0.8%
  Emery County PCR VRDB, Series 1994, Pacificorp
    Project (AMBAC Insured),
    1.25%, 10/1/03                                             4,100        4,100
  Intermountain Power Agency Supply Revenue
    VRDN, Citicorp Eagle Trust CR-331
    (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                             4,800        4,800

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  48  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                             AMOUNT        VALUE
                                                             (000S)        (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

UTAH - 0.8% - (CONTINUED)
  Utah Associate Municipal Power System VRDB,
    Citigroup ROCS Series RR II R 2016
    (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                            $5,295       $5,295
  Utah HFA SFM VRDB,
    Series 2001A2-CLIII (AMT), Wachovia MERLOTS
    Series 2001-A14, (1)
    1.20%, 10/7/03                                             3,725        3,725
  Utah HFA VRDB (AMT), Wachovia MERLOTS
    Series 2001-A62, (1)
    1.20%, 10/7/03                                             3,690        3,690
  Utah Water Finance Agency Revenue VRDB,
    (AMBAC Insured), Series 2002A5
    1.16%, 10/7/03                                             5,450        5,450
    Series 2003A7,
    1.16%, 10/7/03                                            10,500       10,500
---------------------------------------------------------------------------------
                                                                           37,560
---------------------------------------------------------------------------------
VERMONT - 0.1%
  Educational & Health Buildings Financing Agency
    Revenue VRDB, Series 2000A, Marlboro College
    Project (JP Morgan Chase LOC),
    1.15%, 10/7/03                                             4,000        4,000
---------------------------------------------------------------------------------
VIRGINIA - 1.1%
  Botetourt County IDA VRDN (AMT), Valley Forge
    Co. Project (Harris Trust & Savings Bank LOC),
    1.20%, 10/7/03                                             2,500        2,500
  Emporia City IDA IDR Bonds, Series 1999 (AMT),
    (Bank of America LOC),
    1.20%, 10/7/03                                             1,960        1,960
  Fairfax County Educational Facilities Revenue
    Bonds, Series 2003, The Madeira School (Bank
    of America LOC),
    1.13%, 10/7/03                                             8,000        8,000
  Henrico County Economic Development Authority
    Revenue Bonds, Series 2001 (AMT), Infinelon
    Technology Project (Bank of America LOC),
    1.20%, 10/7/03                                             7,000        7,000
  Henrico County Economic Development Authority
    Residential Care Facilities Revenue Bonds,
    Series 2003B, Westminster Canterbury (KBC
    Bank LOC),
    1.05%, 10/7/03                                           $22,300      $22,300
  Lexington-Fayette Urban County Residential
    Facilities Revenue Bonds, Series 1987,
    Richmond Place Project (Wachovia Bank LOC),
    1.20%, 4/1/04                                              5,890        5,890
  University of Virginia Rector & Visitors VRDB,
    Series 2003B, Wachovia MERLOTS
    Series 2003-B31, (1)
    1.15%, 10/7/03                                             3,600        3,600
---------------------------------------------------------------------------------
                                                                           51,250
---------------------------------------------------------------------------------
WASHINGTON - 4.1%
  Bremerton County Revenue Bonds, Series 2000,
    Kitsap Regional Conference Center Parking
    (Bank of America LOC),
    1.15%, 10/7/03                                             2,500        2,500
  Chelan County Public Utilities District Revenue
    VRDB (AMT), Wachovia MERLOTS 2000, (1)
    1.20%, 10/7/03                                            10,000       10,000
  Columbia Energy Northwest VRDB, Series 2002A,
    Wachovia MERLOTS Series 2004-A04
    (MBIA Insured), (1)
    1.15%, 10/7/03                                             4,220        4,220
  King County Housing Authority VRDN (AMT),
    Overlake Todd Project (Bank of America LOC),
    1.20%, 10/7/03                                             7,175        7,175
  King County Sewer Revenue VRDB, Wachovia
    MERLOTS Series 2000-E (FGIC Insured), (1)
    1.15%, 10/7/03                                             9,525        9,525
  Pierce County Dock & Wharf Facilities,
    Series 1995, SCS Industries Project (Bank of
    Nova Scotia LOC),
    1.20%, 10/7/03                                             1,000        1,000
  Port Seattle Industrial Development Corp. VRDB,
    Series 2001 (AMT), Crowley Marine Services
    Project (Citibank LOC),
    1.15%, 10/7/03                                             8,400        8,400

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  49  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

WASHINGTON - 4.1% - (CONTINUED)
  Port Seattle VRDB, Series 1999B (AMT),
    Wachovia MERLOTS Series 2002-B04, (1)
    1.20%, 10/7/03                                            $3,990       $3,990
  Seattle Light and Power Revenue Refunding
    Bonds, Citigroup ROC II R (FSA Insured), (1)
    Series 47,
    1.15%, 10/7/03                                            16,020       16,020
    Series 50,
    1.22%, 12/18/03                                            6,495        6,495
  Tacoma Water System Revenue Bonds, ABN
    AMRO MuniTops Certificates Series 2002-36
    (MBIA Insured), (1)
    1.40%, 12/10/03                                            8,680        8,680
  Washington Economic Development Finance
    Authority VRDB, Series 2000C (AMT), American
    Millwork Project (KeyBank LOC),
    1.22%, 10/7/03                                             3,930        3,930
  Washington Economic Development Finance
    Authority VRDB, Series 2002E, Waste
    Management, Inc. Project
    (JP Morgan Chase Bank LOC),
    1.15%, 10/7/03                                             5,000        5,000
  Washington Public Power Supply System Revenue
    VRDN, Citicorp Eagle Trust Series 944701, (1)
    1.15%, 10/7/03                                            28,000       28,000
  Washington State G.O. Refunding VRDB, (1)
    Citicorp Eagle Trust Series 1993B,
    1.15%, 10/7/03                                             6,745        6,745
    Citicorp Eagle Trust Series 1993C,
    1.15%, 10/7/03                                            22,595       22,595
  Washington State G.O. Various Purpose Bonds,
    Citicorp Eagle Trust Series 2000B, (1)
    1.15%, 10/7/03                                            10,365       10,365
  Washington State G.O. VRDN, Wachovia
    MERLOTS Series 2001-A54, (1)
    1.15%, 10/7/03                                             4,120        4,120
  Washington State Housing Finance Authority
    SFM Revenue Bonds (AMT), Merrill Lynch
    P-Floats PT-838 (AIG Matched Funding Insured), (1)
    1.22%, 10/7/03                                             7,440        7,440
  Washington State Housing Finance Commission
    Nonprofit Housing VRDB, Series 1994,
    Rockwood Retirement Communities Program
    (Wells Fargo Bank LOC),
    1.20%, 10/1/03                                            $5,700       $5,700
  Washington State Housing Finance Commission
    Revenue Bonds, Series 2000A (AMT), Granite
    Falls Project (FHLB LOC),
    1.15%, 10/7/03                                             2,545        2,545
  Washington State Housing Finance Commission
    Revenue Bonds, Series 2003A (AMT), Auburn
    Meadows Project (Wells Fargo Bank LOC),
    1.23%, 10/1/03                                             3,010        3,010
  Washington State Housing Finance Commission
    SFM Revenue VRDB, Series 2002-3AR (AMT),
    Wachovia MERLOTS Series 2002-A29, (1)
    1.20%, 10/7/03                                             5,140        5,140
  Washington State Multifamily Housing Finance
    Commission VRDB, Series 1999A, Mill Pointe
    Apartments Project (U.S. Bank LOC),
    1.30%, 10/1/03                                             1,400        1,400
  Washington State VRDB, Series 2003, Association
    of Commercial & Migrant Health Centers
    (U.S. Bank LOC),
    1.15%, 10/7/03                                             5,770        5,770
---------------------------------------------------------------------------------
                                                                          189,765
---------------------------------------------------------------------------------
WEST VIRGINIA - 0.3%
  Cabell County Revenue VRDB, Series 2001,
    Huntington YMCA (Bank One LOC),
    1.25%, 10/7/03                                             3,445        3,445
  Marion County Solid Waste Disposal Revenue
    VRDB, Series B (AMT), Granttown Project
    (National Westminster Bank LOC),
    1.15%, 10/7/03                                             3,000        3,000
  West Virginia Economic Development Authority
    IDR VRDN, Series 1999 (AMT), Rubberlite, Inc.
    Project (Bank One LOC),
    1.35%, 10/7/03                                             4,070        4,070

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  50  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

WEST VIRGINIA - 0.3% - (CONTINUED)
  West Virginia Hospital Finance Authority VRDB,
    Series 2002C1 (Huntington National Bank LOC),
    1.23%, 10/7/03                                            $3,940       $3,940
---------------------------------------------------------------------------------
                                                                           14,455
---------------------------------------------------------------------------------
WISCONSIN - 3.2%
  Beloit G.O. Promissory Notes, Series 2003B
    (MBIA Insured),
    2.00%, 4/1/04                                                760          763
  Franklin Community Development Authority Bonds,
    Indian Community School of Milwaukee
    (Bank One LOC)
    1.15%, 10/7/03                                             5,000        5,000
  Kenosha County Detention Facilities Revenue
    Bonds, Citigroup ROCS
    Series R II 110 (FGIC Insured), (1)
    1.15%, 10/7/03                                             5,495        5,495
  Marshfield City IDR VRDB, Series 2001 (AMT),
    Wick Building Systems, Inc. Project
    (Bank One LOC),
    1.32%, 10/7/03                                             4,525        4,525
  Mequon IDR Bonds Series 2001A (AMT), Gateway
    Plastic (Bank One LOC),
    1.32%, 10/7/03                                             1,000        1,000
  Milwaukee IDR VRDB (AMT),
    R&B Wagner (Bank One LOC),
    1.27%, 10/7/03                                             4,735        4,735
  Milwaukee Redevelopment Authority Revenue
    VRDB, Series 2000 (AMT), Capital Stampings
    Corp. Project (Bank One LOC),
    1.35%, 10/7/03                                             6,000        6,000
  Oak Creek IDR VRDB, Series 1999A (AMT),
    Fort Howard Steel, Inc. Project (Bank One LOC),
    1.35%, 10/7/03                                             5,325        5,325
  Racine Solid Waste Disposal VRDB, Series 2002
    (AMT), Republic Services, Inc. Project
    (Bank One LOC),
    1.20%, 10/7/03                                             2,500        2,500
  University of Wisconsin Hospital and Clinics
    Revenue Bonds, Wachovia MERLOTS
    Series 2000-RR (FSA Corp. Insured), (1)
    1.15%, 10/7/03                                             4,000        4,000
  Wisconsin Health and Educational Facilities
    VRDB, Pooled Financing Program (Marshall &
    Ilsley Bank LOC),
    Series 2002C,
    1.23%, 10/7/03                                            $2,100       $2,100
    Series 2002D,
    1.23%, 10/7/03                                             3,365        3,365
    Series 2002G,
    1.23%, 10/7/03                                             1,350        1,350
  Wisconsin Health and Educational Facilities
    Authority VRDB, Series 2003, Mequon Jewish
    Project (Bank One LOC),
    1.12%, 10/7/03                                             3,300        3,300
  Wisconsin Health and Educational Facilities
    Authority VRDB, Meriter Hospital, Inc. Project
    (Marshall & Ilsley Bank LOC),
    1.25%, 10/1/03                                             1,400        1,400
  Wisconsin Health and Educational Facilities
    Authority VRDB, Series 2001, Riverview Hospital
    Association (U.S. Bank LOC),
    1.25%, 10/1/03                                             3,000        3,000
  Wisconsin Health and Educational Facilities VRDB,
    Series 94A, Sinai Medical Center (Marshall &
    Ilsley Bank LOC),
    1.15%, 10/7/03                                             5,000        5,000
  Wisconsin Health and Educational Facilities
    Revenue Bonds, St. Joseph Community Hospital
    (Marshall & Ilsley Bank LOC),
    1.15%, 10/7/03                                             7,570        7,570
  Wisconsin Health and Educational Facilities VRDB,
    Series 2002A, Vernon Memorial Hospital
    (U.S. Bank LOC),
    1.25%, 10/1/03                                             4,600        4,600
  Wisconsin Housing & Economic Development
    Authority VRDB, Series 1997 (AMT), Lehman
    Floating Trust Receipts Series 1997 FR/RI-18,
    1.17%, 10/7/03                                             1,800        1,800

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  51  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)

  MUNICIPAL MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
MUNICIPAL INVESTMENTS - 99.7% - CONTINUED

WISCONSIN - 3.2% - (CONTINUED)
  Wisconsin Housing & Economic Development
    Authority Single Family Drawdown
    Revenue Bonds (AMT) (Security Life of Denver
    GIC), (1)
    Merrill Lynch P-Floats PT-598,
    1.22%, 10/7/03                                           $32,795      $32,795
    Merrill Lynch P-Floats PT-632,
    1.22%, 10/7/03                                            14,940       14,940
    Merrill Lynch P-Floats PT-758,
    1.22%, 10/7/03                                            29,830       29,830
---------------------------------------------------------------------------------
                                                                          150,393
---------------------------------------------------------------------------------
WYOMING - 0.7%
  Green River PCR VRDB, Series 1992 (AMT),
    Rhone-Poulene (Comerica Bank LOC),
    1.45%, 10/7/03                                            10,800       10,800
  Sweetwater County Environmental Improvement
    Revenue Bonds, Series 1995 (AMT), PacifiCorp
    Project (Bank One LOC),
    1.30%, 10/1/03                                            19,400       19,400
  Unita County PCR VRDB, Series 1997, Chevron
    USA Inc. Project (Chevron Texaco Gtd.),
    1.20%, 10/1/03                                               700          700
---------------------------------------------------------------------------------
                                                                           30,900
---------------------------------------------------------------------------------
MULTIPLE STATES POOLED SECURITIES - 3.2%
  Charter Mac Floater Certificates Trust I,
    Series 2000 (AMT), (MBIA Insured), (1)
    1.28%, 10/7/03                                            20,000       20,000
  Clipper Tax-Exempt Certificates, Multistate
    Tax-Exempt Certificates, (1)
    Series 1998A,
    1.33%, 10/7/03                                            35,505       35,505
    Series 1999-3,
    1.43%, 10/7/03                                            34,639       34,639
  Newman Multistate Capital Trust Program,
    Series 2002-2 (AMT), Class A Certificates
    (FHLMC Gtd.), (1)
    1.33%, 10/7/03                                             7,600        7,600
  SunAmerica Pooled Multifamily FMAC,
    Series 2001-2A (AMT) (FHLMC Gtd.), (1)
    1.22%, 10/7/03                                           $49,065      $49,065
---------------------------------------------------------------------------------
                                                                          146,809
---------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS (COST $4,618,941)                           4,618,941

                                                            NUMBER OF
                                                              SHARES     VALUE
                                                              (000S)     (000S)
OTHER - 0.1%
  Aim Tax Free Money Market Fund                               1,161        1,161
  Dreyfus Tax-Exempt Cash Management Fund                         62           62
  Merrill Lynch Tax Free Money Market Fund                       285          285
---------------------------------------------------------------------------------
TOTAL OTHER (COST $1,508)                                                   1,508

---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.8% (COST $4,620,449)                             4,620,449
  Other Assets less Liabilities - 0.2%                                      9,298
---------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                  $4,629,747

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO APPROXIMATELY $1,439,904 OR 31.1% OF NET ASSETS.

At September 30, 2003, the Municipal Money Market Fund's investments were diversified as follows:

INDUSTRY SECTOR                                                          PERCENTAGE
Educational Services                                                         5.7%
Executive, Legislative and General Government                               26.1
Housing Programs                                                            12.7
Transportation Services                                                      5.5
Other                                                                       50.0
---------------------------------------------------------------------------------
TOTAL                                                                      100.0%

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  52  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)

  U.S. GOVERNMENT MONEY MARKET FUND

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
U.S. GOVERNMENT AGENCIES - 81.1%
  FANNIE MAE - 18.8%
  FNMA Bonds
    4.75%, 11/14/03                                           $7,900       $7,932
    5.13%, 2/13/04                                             8,000        8,112
    3.63%, 4/15/04                                            23,000       23,300
  FNMA Discount Notes
    1.00%, 10/1/03                                             2,000        2,000
    1.10%, 10/1/03                                             4,250        4,250
    1.10%, 11/12/03                                            2,600        2,597
    1.10%, 11/14/03                                            1,800        1,798
    1.20%, 11/14/03                                            2,900        2,896
    1.47%, 11/14/03                                           10,000        9,982
    1.10%, 11/26/03                                            1,600        1,597
    1.12%, 12/1/03                                             5,000        4,991
    1.15%, 12/1/03                                             1,429        1,426
    1.10%, 12/9/03                                             2,200        2,195
    1.10%, 12/17/03                                            2,100        2,095
  FNMA FRN
    0.99%, 10/7/03                                            25,000       24,987
    1.00%, 10/18/03                                            5,000        4,998
    0.98%, 10/27/03                                            2,160        2,159
---------------------------------------------------------------------------------
                                                                          107,315
---------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - 28.1%
  FFCB FRN
    1.00%, 10/4/03                                            10,000        9,996
    1.00%, 10/6/03                                             1,250        1,250
    1.02%, 10/10/03                                           40,000       39,997
    1.03%, 10/17/03                                           20,000       19,994
    1.00%, 10/24/03                                           20,000       19,995
    1.03%, 10/27/03                                           25,000       24,986
  FFCB Notes
    1.70%, 10/1/03                                             7,500        7,500
    7.46%, 11/14/03                                           35,000       35,268
    5.40%, 1/23/04                                             1,210        1,226
---------------------------------------------------------------------------------
                                                                          160,212
---------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 10.7%
  FHLB Discount Notes
    1.44%, 10/31/03                                           10,000        9,988
  FHLB FRN
    1.00%, 11/25/03                                           10,000        9,997
    0.97%, 12/12/03                                           20,000       19,997
    1.06%, 12/15/03                                           $5,000       $4,998
  FHLB Notes
    3.06%, 10/24/03                                            1,000        1,000
    3.75%, 4/15/04                                             5,000        5,068
    4.88%, 4/16/04                                            10,000       10,196
---------------------------------------------------------------------------------
                                                                           61,244
---------------------------------------------------------------------------------
FREDDIE MAC - 18.9%
  FHLMC Discount Notes
    1.79%, 10/22/03                                           20,000       19,979
    1.21%, 12/4/03                                             7,500        7,484
    1.55%, 12/4/03                                            15,000       14,959
    1.06%, 12/15/03                                            4,274        4,265
  FHLMC FRN
    1.04%, 11/4/03                                            25,000       24,980
    1.11%, 12/9/03                                             3,000        3,000
  FHLMC Notes
    3.50%, 10/10/03                                            1,000        1,000
    6.38%, 11/15/03                                            7,000        7,043
    3.75%, 4/15/04                                            25,000       25,341
---------------------------------------------------------------------------------
                                                                          108,051
---------------------------------------------------------------------------------
OVERSEAS PRIVATE INVESTMENT CORP. - 3.9%
  Participation Certificates
    Series A9,
    1.06%, 10/7/03                                             3,700        3,700
    Series 33IG,
    1.06%, 10/7/03                                             9,000        9,000
    Series 44A5,
    1.06%, 10/7/03                                             9,500        9,500
---------------------------------------------------------------------------------
                                                                           22,200
---------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION - 0.7%
  SLMA Note
    3.38%, 7/15/04                                             4,000        4,071
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $463,093)                            463,093

U.S. GOVERNMENT OBLIGATIONS - 4.4%
    U.S. Treasury Notes
      4.25%, 11/15/03                                         15,000       15,053
      3.63%, 3/31/04                                          10,000       10,116
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $25,169)                           25,169

---------------------------------------------------------------------------------
INVESTMENTS, AT AMORTIZED COST ($488,262)                                $488,262

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  53  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)

  U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
REPURCHASE AGREEMENTS - 14.0%

(COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)
JOINT REPURCHASE AGREEMENTS - 9.3%
  Bank of America Securities LLC, dated 9/30/03,
    repurchase price $17,615
    0.94%, 10/7/03                                           $17,615      $17,615
  Morgan Stanley & Co., Inc., dated 9/30/03,
    repurchase price $11,743
    0.94%, 10/7/03                                            11,743       11,743
  Societe Generale - New York Branch,
    dated 9/30/03, repurchase price $5,871
    0.95%, 10/7/03                                             5,871        5,871
  UBS Warburg LLC, dated 9/30/03,
    repurchase price $17,615
    0.96%, 10/7/03                                            17,615       17,615
---------------------------------------------------------------------------------
                                                                           52,844
---------------------------------------------------------------------------------
(COLLD. BY U.S. GOVERNMENT/AGENCY SECURITIES)
REPURCHASE AGREEMENTS - 4.7%
  Lehman Brothers, Inc., dated 9/30/03,
    repurchase price $26,881
    1.22%, 10/1/03                                            26,880       26,880
---------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $79,724)                                 79,724

---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.5% (COST $567,986)                                 567,986
  Other Assets less Liabilities - 0.5%                                      2,718
---------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $570,704

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  54  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)

  U.S. GOVERNMENT SELECT MONEY MARKET FUND

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
U.S. GOVERNMENT AGENCIES - 94.4%

FEDERAL FARM CREDIT BANK - 37.2%
  FFCB Discount Notes
    1.00%, 10/6/03                                           $10,000       $9,999
    1.08%, 11/7/03                                             1,500        1,498
    1.32%, 12/18/03                                           19,801       19,744
    1.35%, 12/30/03                                           20,000       19,933
    1.26%, 3/16/04                                             9,314        9,260
    1.02%, 6/4/04                                             25,000       24,825
  FFCB FRN
    1.00%, 10/4/03                                            10,000        9,996
    1.00%, 10/6/03                                            15,000       14,999
    1.04%, 10/10/03                                           25,000       24,982
    1.04%, 10/13/03                                           10,000        9,997
    1.02%, 10/16/03                                           50,000       50,000
    1.03%, 10/17/03                                           20,000       19,994
    1.03%, 10/20/03                                            5,000        4,999
    1.00%, 10/24/03                                           35,000       34,988
    1.03%, 10/27/03                                           25,000       24,986
  FFCB Notes
    1.70%, 10/1/03                                             7,500        7,500
    2.30%, 10/10/03                                            8,000        8,001
    1.80%, 11/3/03                                            25,000       25,005
---------------------------------------------------------------------------------
                                                                          320,706
---------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK - 52.4%
  FHLB Discount Notes
    0.97%, 10/1/03                                            10,000       10,000
    1.00%, 10/1/03                                            38,980       38,980
    1.07%, 10/1/03                                            20,100       20,100
    1.10%, 10/1/03                                             7,400        7,400
    1.08%, 10/3/03                                             2,850        2,850
    1.10%, 10/3/03                                             6,522        6,522
    1.00%, 10/8/03                                             7,000        6,998
    1.10%, 10/8/03                                            27,215       27,209
    1.00%, 10/10/03                                            1,000        1,000
    1.01%, 10/10/03                                            6,586        6,584
    1.07%, 10/10/03                                            4,850        4,849
    1.10%, 10/10/03                                            6,200        6,198
    1.05%, 10/14/03                                            1,100        1,099
    1.08%, 10/15/03                                            3,000        2,999
    1.10%, 10/15/03                                           11,400       11,395
    1.05%, 10/17/03                                            3,502        3,500
    1.08%, 10/17/03                                            2,300        2,299
    1.08%, 10/22/03                                           $1,350       $1,349
    1.10%, 10/22/03                                            9,300        9,294
    1.08%, 10/24/03                                            7,400        7,395
    1.10%, 10/24/03                                            5,100        5,096
    1.07%, 10/29/03                                            3,950        3,947
    1.10%, 10/29/03                                            5,100        5,096
    1.05%, 10/31/03                                            8,000        7,993
    1.07%, 10/31/03                                            2,000        1,998
    1.10%, 10/31/03                                            5,650        5,645
    1.44%, 10/31/03                                           20,000       19,976
    1.07%, 11/5/03                                             1,200        1,199
    1.10%, 11/5/03                                             3,400        3,396
    1.10%, 11/7/03                                             6,000        5,993
    1.16%, 11/7/03                                             2,412        2,409
    1.10%, 11/12/03                                            4,200        4,195
    1.14%, 11/12/03                                           10,000        9,987
    1.10%, 11/13/03                                            1,728        1,726
    1.12%, 11/13/03                                           10,000        9,987
    1.10%, 11/14/03                                            8,900        8,888
    1.10%, 11/17/03                                            4,000        3,994
    1.05%, 11/26/03                                            6,000        5,990
    1.10%, 11/28/03                                            3,017        3,012
    1.07%, 12/12/03                                            8,448        8,430
    0.99%, 12/19/03                                            6,751        6,736
    1.10%, 12/24/03                                            2,000        1,995
  FHLB FRN
    1.01%, 11/11/03                                            8,000        7,997
    1.00%, 11/25/03                                           10,000        9,997
    0.97%, 12/12/03                                           20,000       19,997
    1.06%, 12/15/03                                           19,000       18,993
  FHLB Notes
    5.28%, 11/20/03                                            2,000        2,011
    3.75%, 4/15/04                                            45,490       46,125
    4.88%, 4/16/04                                            39,595       40,374
---------------------------------------------------------------------------------
                                                                          451,202
---------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION - 4.4%
  SLMA Discount Notes
    1.00%, 10/1/03                                            27,000       27,000
    1.32%, 12/16/03                                           10,750       10,720
---------------------------------------------------------------------------------
                                                                           37,720
---------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                        NORTHERN FUNDS SEMIANNUAL REPORT  55  MONEY MARKET FUNDS

MONEY MARKET FUNDS

  SCHEDULE OF INVESTMENTS                         SEPTEMBER 30, 2003 (UNAUDITED)

  U.S. GOVERNMENT SELECT MONEY MARKET FUND (CONTINUED)

                                                            PRINCIPAL
                                                              AMOUNT       VALUE
                                                              (000S)       (000S)
U.S. GOVERNMENT AGENCIES - 94.4% - CONTINUED

TENNESSEE VALLEY AUTHORITY - 0.4%
  Discount Note
    1.02%, 10/2/03                                            $3,000       $3,000
  Note
    5.00%, 12/18/03                                            1,000        1,008
---------------------------------------------------------------------------------
                                                                            4,008
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $813,636)                            813,636

U.S. GOVERNMENT OBLIGATIONS - 4.7%

  U.S. Treasury Notes
    4.25%, 11/15/03                                           30,000       30,097
    3.63%, 3/31/04                                            10,000       10,116
---------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $40,213)                           40,213

                                                            NUMBER OF
                                                              SHARES      VALUE
                                                              (000S)      (000S)
OTHER - 0.6%
  AIM Short Term Investment Government
    Tax Advantage Money Market Fund                            5,000        5,000
---------------------------------------------------------------------------------
TOTAL OTHER (COST $5,000)                                                   5,000

---------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.7% (COST $858,849)                                 858,849
     Other Assets less Liabilities - 0.3%                                   2,322
---------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $861,171

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

MONEY MARKET FUNDS  56  NORTHERN FUNDS SEMIANNUAL REPORT

                                                              MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2003 (UNAUDITED)

1    ORGANIZATION

Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market, and U.S. Government Select Money Market Funds (collectively, the "Funds") are separate investment portfolios of the Trust, each of which is a diversified portfolio except for the California Municipal Money Market Fund which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

Northern Trust Investments, N.A. ("NTI") (formerly Northern Trust Investments, Inc.), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as investment adviser. Northern Trust also serves as custodian, fund accountant and transfer agent to the Funds. In addition, NTI and PFPC Inc. ("PFPC") serve as co-administrators to the Funds.

2    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Funds are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JP Morgan Chase which, in turn, hold securities in the bookentry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

Each Fund may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements as of September 30, 2003, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - Each Fund is charged for those expenses that are directly attributable to that Fund. Trust expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carry forwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

During the year ended March 31, 2003, the percentage of dividends derived from net investment income paid by each of the following Funds as "exempt-interest dividends," excludable from gross income for Federal income tax purposes were as follows: California Municipal Money Market 100% and Municipal Money Market 100%.

                        NORTHERN FUNDS SEMIANNUAL REPORT  57  MONEY MARKET FUNDS

MONEY MARKET FUNDS

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders.

At March 31, 2003, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

AMOUNTS IN THOUSANDS                MARCH 31, 2011
U.S. Government Money Market              $21

At March 31, 2003, the tax components of Undistributed Net Investment Income and Realized Gains are as follows:

                                                  UNDISTRIBUTED
                                          -----------------------------
                                            TAX-EXEMPT      ORDINARY
AMOUNTS IN THOUSANDS                          INCOME        INCOME*
California Municipal Money Market               $524           $12
Money Market                                      --         6,871
Municipal Money Market                         3,195           218
U.S. Government Money Market                      --           586
U.S. Government Select Money Market               --           700

* ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

The tax character of distributions paid during the fiscal year ended March 31, 2003, are as follows:

                                                DISTRIBUTIONS FROM
                                          -----------------------------
                                            TAX-EXEMPT      ORDINARY
AMOUNTS IN THOUSANDS                          INCOME        INCOME*
California Municipal Money Market             $6,351            $--
Money Market                                      --        118,426
Municipal Money Market                        44,359             --
U.S. Government Money Market                      --          8,549
U.S. Government Select Money Market               --         11,274

* ORDINARY INCOME INCLUDES TAXABLE MARKET DISCOUNT INCOME AND SHORT-TERM CAPITAL GAINS, IF ANY.

3    BANK LOANS

The Trust maintains a $150,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above LIBOR (London Interbank Offering Rate).

The Funds had no borrowings under the credit line during the six months ended September 30, 2003.

4    INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is the investment adviser and co-administrator of the Funds. Pursuant to its advisory agreement with the Funds, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 2003, the investment adviser voluntarily agreed to waive a portion of its advisory fees as shown on the accompanying Statements of Operations. The investment adviser has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                         ANNUAL      ADVISORY
                                        ADVISORY     FEES AFTER     EXPENSE
                                          FEES        WAIVERS     LIMITATIONS
California Municipal Money Market         0.50%        0.40%         0.55%
Money Market                              0.50%        0.40%         0.55%
Municipal Money Market                    0.50%        0.40%         0.55%
U.S. Government Money Market              0.50%        0.40%         0.55%
U.S. Government Select Money Market       0.50%        0.40%         0.55%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

The Funds have a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their coadministration agreement with the Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets.

The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' custodian expenses. Custodian credits are reflected in the Funds' Statements of Operations.

Certain officers and trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated trustees serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan.

MONEY MARKET FUNDS  58  NORTHERN FUNDS SEMIANNUAL REPORT

                                                  SEPTEMBER 30, 2003 (UNAUDITED)

At September 30, 2003, amounts payable in the California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market were approximately $1,000, $15,000, $7,000, $1,000 and $2,000, respectively.

                        NORTHERN FUNDS SEMIANNUAL REPORT  59  MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AMBAC      American Municipal Bond
           Assurance Corp.

AMT        Alternative Minimum Tax

BAN        Bond Anticipation Notes

COLLD.     Collateralized

COP        Certificate of Participation

CP         Commercial Paper

FFCB       Federal Farm Credit Bank

FGIC       Financial Guaranty
           Insurance Corp.

FHLB       Federal Home Loan Bank

FHLMC      Freddie Mac

FNMA       Fannie Mae

FRN        Floating Rate Note

FSA        Financial Security Assurance

GIC        Guaranteed Investment
           Contract

GNMA       Government National
           Mortgage Association

G.O.       General Obligation

GTD.       Guaranteed

HDA        Housing Development Agency

HFA        Housing Finance Authority

IDA        Industrial Development
           Authority

IDR        Industrial Development
           Revenue

LOC        Letter of Credit

MBIA       Municipal Bond Insurance
           Association

MERLOTS    Municipal Exempt Receipts-
           Liquidity Optional Tender

MTN        Medium Term Notes

P-FLOATS   Puttable Floating Rate
           Securities

PCR        Pollution Control Revenue

PSF        Permanent School Fund

RAN        Revenue Anticipation Notes

RAW        Revenue Anticipation
           Warrants

ROC        Reset Option Certificates

SFM        Single Family Mortgage

SLMA       Student Loan
           Marketing Association

SGB        Societe Generale Bank

SOC GEN    Societe Generale

TAW        Tax Anticipation Warrants

TOB        Tender Option Bond

TRAN       Tax and Revenue
           Anticipation Notes

TRB        Tax Revenue Bonds

VRDB       Variable Rate Demand Bond

VRDN       Variable Rate Demand Notes

VRN        Variable Rate Notes

MONEY MARKET FUNDS  60  NORTHERN FUNDS SEMIANNUAL REPORT

                                                                      VALUE FUND

TABLE OF CONTENTS

2    STATEMENT OF ASSETS AND LIABILITIES

3    STATEMENT OF OPERATIONS

4    STATEMENT OF CHANGES IN NET ASSETS

5    FINANCIAL HIGHLIGHTS

6    SCHEDULE OF INVESTMENTS

8    NOTES TO THE FINANCIAL STATEMENTS

                                NOT FDIC INSURED

                        May lose value/No bank guarantee

This report has been prepared for the general information of Northern Funds Value Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds Value Fund prospectus, which contains more complete information about the Value Fund's investment policies, management fee and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on Fund management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Fund management strategies from those currently expected to be employed.

A description of Northern Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Funds' Web site at northernfunds.com or the Securities and Exchange Commission's
Web site at sec.gov or by calling 800/595-9111.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 1 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES               SEPTEMBER 30, 2003 (UNAUDITED)

AMOUNTS IN THOUSANDS,                                                    VALUE
EXCEPT PER SHARE DATA                                                     FUND
-------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                     $3,147
Investments, at fair value                                               $3,426
Dividend receivable                                                           2
Receivable from investment adviser                                            1
Prepaid and other assets                                                      2
Total Assets                                                              3,431
-------------------------------------------------------------------------------
LIABILITIES:
Investment advisory fees                                                      1
Accrued custody and accounting fees                                           1
Accrued registration fees and other liabilities                               1
Total Liabilities                                                             3
-------------------------------------------------------------------------------
Net Assets                                                               $3,428
-------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                                            $3,617
Undistributed net investment income                                           2
Accumulated undistributed net realized loss                                (470)
Net unrealized appreciation                                                 279
Net Assets                                                               $3,428
-------------------------------------------------------------------------------
SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
  AUTHORIZATION)                                                            396

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
  PER SHARE                                                               $8.67
-------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 2 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF OPERATIONS          SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

                                                                          VALUE
AMOUNTS IN THOUSANDS                                                       FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                                             $18
  Total Investment Income                                                    18
-------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                     17
Administration fees                                                           2
Custody and accounting fees                                                  24
Transfer agent fees                                                           2
Printing fees                                                                 1
Trustee fees and expenses                                                     2
-------------------------------------------------------------------------------
Total Expenses:                                                              48
  Less voluntary waivers of
    investment advisory fees                                                 (1)
  Less expenses reimbursed by
    investment adviser                                                      (29)
  Net Expenses                                                               18
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         -
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized losses on investments                                          (32)
Net change in unrealized appreciation (depreciation) on
  investments                                                               676
  Net Gains on Investments                                                  644
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $644
===============================================================================

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 3 VALUE FUND

                                                                      VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)
                                                    OR YEAR ENDED MARCH 31, 2003

                                                                      VALUE FUND

                                                                  SEPT. 30,  MARCH 31,
AMOUNTS IN THOUSANDS                                                2003       2003
--------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                  $-         $2
Net realized losses                                                   (32)      (222)
Net change in unrealized appreciation (depreciation)                  676       (807)
   Net Increase (Decrease) in Net Assets Resulting
   from Operations                                                    644     (1,027)
------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Payments for shares redeemed                                         (100)       (23)
   Net Decrease in Net Assets Resulting from Capital
   Share Transactions                                                (100)       (23)
------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               544     (1,050)

NET ASSETS:
Beginning of period                                                 2,884      3,934
End of period                                                      $3,428     $2,884
------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                        $2         $2
------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 4 VALUE FUND

                                                                      VALUE FUND
FINANCIAL HIGHLIGHTS

                                                                                 VALUE FUND

                                                             SIX MONTHS
                                                                ENDED               YEAR              PERIOD
                                                            SEPTEMBER 30,           ENDED              ENDED
                                                                2003              MARCH 31,          MARCH 31,
SELECTED PER SHARE DATA                                      (UNAUDITED)            2003              2002(3)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $7.08               $9.58              $10.00

INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
Net investment income (loss)                                        -                0.01               (0.01)
Net realized and unrealized gains (losses)                       1.59               (2.51)              (0.41)
  Total Gain (Loss) from Investment Operations                   1.59               (2.50)              (0.42)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $8.67               $7.08               $9.58
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                 22.46%             (26.10)%             (4.20)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $3,428              $2,884              $3,934
Ratio to average net assets of: (2)
  Expenses, net of waivers and reimbursements                    1.10%               1.10%               1.10%
  Expenses, before waivers and
    reimbursements                                               2.88%               3.10%               4.13%
  Net investment income (loss), net of waivers
    and reimbursements                                           0.00%               0.08%              (0.17)%
  Net investment loss, before waivers and
    reimbursements                                              (1.78)%             (1.92)%             (3.20)%
Portfolio Turnover Rate                                          9.93%              33.89%              50.07%
-------------------------------------------------------------------------------------------------------------

(1) ASSUMES INVESTMENT AT NET ASSET VALUE AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND A COMPLETE REDEMPTION OF THE INVESTMENT AT NET ASSET VALUE AT THE END OF THE PERIOD. TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(2) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.
(3) COMMENCED INVESTMENT OPERATIONS ON MAY 30, 2001.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 5 VALUE FUND

                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2003 (UNAUDITED)

                                                                    NUMBER     VALUE
                                                                  OF SHARES   (000S)
COMMON STOCKS-97.3%

ADVERTISING - 1.9%
   Omnicom Group                                                      900     $   65
------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.4%
   Engineered Support Systems, Inc.                                 1,360         82
------------------------------------------------------------------------------------
APPAREL - 3.8%
   Liz Claiborne, Inc.                                              2,000         68
   Quiksilver, Inc. *                                               3,965         63
------------------------------------------------------------------------------------
                                                                                 131
------------------------------------------------------------------------------------
BANKS - 6.3%
   Bank One Corp.                                                   1,900         73
   KeyCorp                                                          2,770         71
   Wilmington Trust Corp.                                           2,360         73
------------------------------------------------------------------------------------
                                                                                 217
------------------------------------------------------------------------------------
CHEMICALS - 2.2%
   Valspar Corp.                                                    1,600         75
------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 4.2%
   Cendant Corp. *                                                  4,270         80
   Pre-Paid Legal Services, Inc. *                                  2,670         62
------------------------------------------------------------------------------------
                                                                                 142
------------------------------------------------------------------------------------
COMPUTERS - 1.7%
   Affiliated Computer Services, Inc., Class A *                    1,200         58
------------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE - 2.0%
   Gillette (The) Co.                                               2,180         70
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.6%
   CIT Group, Inc.                                                  2,600         75
   Morgan Stanley                                                   1,610         81
------------------------------------------------------------------------------------
                                                                                 156
------------------------------------------------------------------------------------
ELECTRIC - 2.0%
   Constellation Energy Group, Inc.                                 1,950         70
------------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
   Energizer Holdings, Inc. *                                       2,200         81
------------------------------------------------------------------------------------
ELECTRONICS - 3.5%
   Jabil Circuit, Inc. *                                            2,370         62
   Vishay Intertechnology, Inc. *                                   3,380         59
------------------------------------------------------------------------------------
                                                                                 121
------------------------------------------------------------------------------------
FOOD - 6.3%
   Archer-Daniels-Midland Co.                                       5,568         73
   Dean Foods Co. *                                                 2,190         68
   Smithfield Foods, Inc. *                                         3,950         76
------------------------------------------------------------------------------------
                                                                                 217
------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER - 1.8%
   Temple-Inland, Inc.                                              1,300     $   63
------------------------------------------------------------------------------------
HEALTHCARE-PRODUCTS - 2.6%
   Patterson Dental Co. *                                           1,550         89
------------------------------------------------------------------------------------
HEALTHCARE-SERVICES - 2.4%
   Health Management Associates, Inc., Class A                      3,830         83
------------------------------------------------------------------------------------
INSURANCE - 9.8%
   MGIC Investment Corp.                                            1,090         57
   Old Republic International Corp.                                 1,910         63
   Protective Life Corp.                                            2,380         71
   Prudential Financial, Inc.                                       1,840         69
   RLI Corp.                                                        2,340         77
------------------------------------------------------------------------------------
                                                                                 337
------------------------------------------------------------------------------------
INTERNET - 2.5%
   Freemarkets, Inc. *                                              4,260         33
   Internet Security Systems, Inc. *                                4,350         54
------------------------------------------------------------------------------------
                                                                                  87
------------------------------------------------------------------------------------
LEISURE TIME - 3.9%
   Callaway Golf Co.                                                4,300         62
   Royal Caribbean Cruises Ltd.                                     2,500         70
------------------------------------------------------------------------------------
                                                                                 132
------------------------------------------------------------------------------------
MEDIA - 3.3%
   Gemstar-TV Guide International, Inc. *                           8,680         41
   Scripps (E.W.) Co., Class A                                        850         72
------------------------------------------------------------------------------------
                                                                                 113
------------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING - 4.7%
   Dover Corp.                                                      2,090         74
   Tyco International Ltd.                                          4,200         86
------------------------------------------------------------------------------------
                                                                                 160
------------------------------------------------------------------------------------
OIL & GAS - 3.7%
   Devon Energy Corp.                                               1,330         64
   ENSCO International, Inc.                                        2,300         62
------------------------------------------------------------------------------------
                                                                                 126
------------------------------------------------------------------------------------
OIL & GAS SERVICES - 2.1%
   BJ Services Co. *                                                2,100         72
------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.8%
   Cima Labs, Inc. *                                                2,730         77
   Express Scripts, Inc. *                                          1,000         61
   Perrigo Co.                                                      4,880         62
------------------------------------------------------------------------------------
                                                                                 200
------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 6 VALUE FUND

                                                                      VALUE FUND

SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2003 (UNAUDITED)

(CONTINUED)

                                                                    NUMBER    VALUE
                                                                  OF SHARES   (000S)
COMMON STOCKS-97.3% - CONTINUED

PIPELINES - 2.2%
   Equitable Resources, Inc.                                        1,850     $   76
------------------------------------------------------------------------------------
RETAIL - 4.3%
   Chico's FAS, Inc. *                                              2,400         73
   O'Reilly Automotive, Inc. *                                      2,000         74
------------------------------------------------------------------------------------
                                                                                 147
------------------------------------------------------------------------------------
SAVINGS & LOANS - 3.8%
   Greenpoint Financial Corp.                                       1,995         59
   Independence Community Bank Corp.                                2,000         70
------------------------------------------------------------------------------------
                                                                                 129
------------------------------------------------------------------------------------
SEMICONDUCTORS - 1.1%
   Atmel Corp. *                                                    9,460         38
------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
------------------------------------------------------------------------------------
(COST $3,058)                                                                  3,337

                                                                  PRINCIPAL
                                                                    AMOUNT     VALUE
                                                                    (000S)    (000S)
SHORT-TERM INVESTMENT-2.6%
    Fifth Third Bank, Grand Cayman,
    Eurodollar Time Deposit,
      1.09%, 10/1/03                                                 $ 89         89
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENT
------------------------------------------------------------------------------------
 (COST $89)                                                                       89

------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.9%
------------------------------------------------------------------------------------
 (COST $3,147)                                                                 3,426
    Other Assets less Liabilities - 0.1%                                           2
------------------------------------------------------------------------------------
NET ASSETS-100.0%                                                             $3,428

*  NON-INCOME PRODUCING SECURITY

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                                   NORTHERN FUNDS SEMIANNUAL REPORT 7 VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION
Northern Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Value Fund (the "Fund") is a separate, diversified investment portfolio of the Trust. The Fund maintains its own investment objective.

Northern Trust Investments, N.A. ("NTI") (formerly Northern Trust Investments, Inc.), a wholly owned subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Fund. Northern Trust also serves as custodian, fund accountant and transfer agent to the Fund. In addition, NTI and PFPC Inc. ("PFPC") serve as co-administrators to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP". The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value as of September 30, 2003. Securities traded on U.S. securities exchanges or in the Nasdaq National Market System are valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at their net asset value. Spot and forward currency exchange contracts are generally valued using an independent pricing source. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair value. Securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment adviser under the supervision of the Board of Trustees.

B) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

C) EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund. Trust expenses that are not directly attributable to the Fund are typically allocated among the Fund and the other Northern Funds in proportion to their relative net assets.

D) DISTRIBUTION TO SHAREHOLDERS - Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes which are permanent, may result in periodic reclassifications in the Fund's capital accounts.

E) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

                                   NORTHERN FUNDS SEMIANNUAL REPORT 8 VALUE FUND

                                                                      VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS                 SEPTEMBER 30, 2003 (UNAUDITED)

all taxable income and capital gains to shareholders.

For the period subsequent to October 31, 2002, through the fiscal year end, the Fund incurred net capital losses of $60,099 for which it intends to treat as having been incurred in the following fiscal year.

At March 31, 2003, the capital loss carryforward for U.S. federal income tax purposes is $115,955 and $255,378, and expires March 31, 2010 and March 31, 2011, respectively. These losses can be used to offset future capital gains.

At March 31, 2003, the tax components of undistributed net investment income and realized gains were as follows:

                                 UNDISTRIBUTED
                   -----------------------------------------
                   ORDINARY INCOME   LONG-TERM CAPITAL GAINS
------------------------------------------------------------
VALUE FUND             $ 2,467               $ -
------------------------------------------------------------

Ordinary income includes taxable market discount income and short-term capital gains, if any.

3. BANK LOANS
The Trust maintains $150,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 0.45% above LIBOR (London Interbank Offer Rate). Interest expense for the period ended September 30, 2003 was immaterial.

4. INVESTMENT ADVISORY AND OTHER AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to the Fund's daily net assets. For the six months ended September 30, 2003, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statement of Operations. The investment adviser also reimbursed the Fund as shown on the accompanying Statement of Operations to adhere to the expense limitations presented in the following table:

                    ANNUAL         ADVISORY
                   ADVISORY       FEES AFTER       EXPENSE
                     FEES           WAIVERS      LIMITATIONS
------------------------------------------------------------
VALUE FUND            1.00%          0.95%           1.10%

The waivers and reimbursements described above are voluntary and may be terminated at any time.

Northern Funds has a co-administration agreement with NTI and PFPC for certain administrative services. Pursuant to their co-administration agreement with Northern Funds, the co-administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of the Fund's daily net assets.

Certain officers and trustees of the Trust are also officers and directors of Northern Trust. All officers and affiliated trustees serve without compensation from the Funds. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At September 30, 2003, the amount payable was immaterial.

5. INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities for the Fund, excluding short-term investments, for the six months ended September 30, 2003, were as follows:

AMOUNTS IN THOUSANDS

                 PURCHASES     SALES
------------------------------------
VALUE FUND         $318        $419

At September 30, 2003, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

AMOUNTS IN THOUSANDS

                     UNREALIZED     UNREALIZED        NET         COST BASIS OF
                    APPRECIATION   DEPRECIATION   APPRECIATION     SECURITIES
-------------------------------------------------------------------------------
VALUE FUND              $502          $(223)          $279           $3,147

6. CAPITAL SHARE TRANSACTIONS

Transactions of shares of the Fund for the six months ended September 30, 2003, were as follows:

AMOUNTS IN THOUSANDS

                             REINVESTMENT
                    SOLD     OF DIVIDENDS   REDEEMED   NET DECREASE
--------------------------------------------------------------------
VALUE FUND           -            -           12            12

Transactions of shares of the Fund for the year ended March 31, 2003, were as follows (audited):

AMOUNTS IN THOUSANDS

                              REINVESTMENT
                     SOLD     OF DIVIDENDS   REDEEMED   NET DECREASE
---------------------------------------------------------------------
VALUE FUND            -            -            3           3

                                   NORTHERN FUNDS SEMIANNUAL REPORT 9 VALUE FUND

ITEM 2. CODE OF ETHICS.

Not applicable for the semi-annual reporting period ended September 30, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the semi-annual reporting period ended September 30, 2003.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the semi-annual reporting period ended September 30, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)(the "1940 Act")) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Attached hereto:

       Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Northern Funds
            ------------------------------------------------------

By (Signature and Title)*  /s/ Lloyd A. Wennlund
                         -----------------------------------------
                           Lloyd A. Wennlund, President
                           (Principal Executive Officer)

Date                       December 3, 2003
    ------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Lloyd A. Wennlund
                         -----------------------------------------
                           Lloyd A. Wennlund, President
                           (Principal Executive Officer)

Date                       December 3, 2003
    ------------------------------------------------------------------------

By (Signature and Title)*  /s/ Brian P. Ovaert
                         -----------------------------------------
                           Brian P. Ovaert, Treasurer
                           (Principal Financial Officer)

Date                       December 3, 2003
    ------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.